Delaware Life

Variable Account F – Regatta

Financial Statements as of and for the Year Ended December 31, 2022 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2022

	Page	(s)
Report of Independent Registered Public Accounting Firm	1-5
Financial Statements
Statements of Assets and Liabilities	6-14
Statements of Operations	15-77
Statements of Changes in Net Assets	78-172
Notes to the Financial Statements	173-212

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F - Regatta:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life Variable Account F - Regatta (the Sub-Accounts), as of December 31, 2022, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes, including the financial highlights in Note 10 for each of the years or periods in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2022, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 26, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1) (1)(5)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5) (1)

AB VPS Growth and Income Portfolio Class B Sub-Account (A71) (1)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)(6)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)

AB VPS Large Cap Growth (Class B) Sub-Account (AC4) (1)

AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19) (1)

AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74) (1)

American Funds Growth Fund - Class 4 Sub-Account (AP0) (1)

American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1) (1)

American Funds International Fund - Class 4 Sub-Account (AQ2) (1)

American Funds IS Asset Allocation - Class 4 Sub-Account (AS3) (1)

American Funds IS Global Growth - Class 4 Sub-Account (AS6) (1)

American Funds New World Fund - Class 4 Sub-Account (AQ3) (1)

AFIS-American Funds Global Balanced Fund Class 4 Sub-Account (AX1) (1)(7)

BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21) (1)

BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19) (1)

BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20) (1)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)

BlackRock Large Cap Focus Growth V.I. Fund Class III Sub-Account (B22) (1)

BlackRock Total Return V.I. Fund Class III Sub-Account (B23) (1)

ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33) (1)

ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34) (1)

ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35) (1)

Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

CTIVP - Principal Blue Chip Growth Fund Class 1 Sub-Account (C89) (1)(8)

CTIVP - Principal Blue Chip Growth Fund Class 2 Sub-Account (C90) (1)(9)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) (1)

Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91) (1)

Columbia VP Balanced Fund Class 2 Sub-Account (C92) (1)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88) (1)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9) (1)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17) (1)

First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18) (1)

First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19) (1)

Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36) (1)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)

Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)

Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18) (1)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) (1)

Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21) (1)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0) (1)

Goldman Sachs VIT U.S. Equity Insights Fund - Service Class Sub-Account (G03) (1)

Rational Trend Aggregation VA Fund Sub-Account (H24) (2)

Rational Insider Buying VA Fund Sub-Account (H32) (3)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)

Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) (1)(10)

Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17) (1)

Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19) (1)

Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20) (1)

Invesco V.I. S&P 500 Index Class II Sub-Account (V21) (4)

Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1) (1)

Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2) (1)

Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3) (1)

Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4) (1)

JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88) (1)

JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account (JF1) (1)

JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account (JF0) (1)

JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94) (1)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11) (1)

Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42) (1)

Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16) (1)

Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18) (1)

Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17) (1)

Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Investors Trust Series - Service Class Sub-Account (M10) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89) (1)

MFS VIT I Research Series Service Class Sub-Account (M82) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2) (1)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4) (1)

MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5) (1)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7) (1)

MFS VIT II Global Research Portfolio I Class Sub-Account (MC8) (1)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0) (1)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9) (1)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

MFS VIT II Income Portfolio I Class Sub-Account (MA5) (1)

MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

MFS VIT II Technology Portfolio I Class Sub-Account (ME4) (1)

MFS VIT II Technology Portfolio S Class Sub-Account (MA2) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3) (1)

MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7) (1)

MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9) (1)

MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4) (1)

MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6) (1)

MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7) (1)

Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account (V46) (1)

Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) (1)

Morgan Stanley Variable Insurance Fund, Inc Global Infrastructure - Class II Sub-Account (U43) (1)

Morgan Stanley Variable Insurance Fund, Inc Global Strategist Portfolio, Class II Sub-Account (U41) (1)

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (1)

Invesco V.I. Global Fund, Series II Sub-Account (O20) (1)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21) (1)

Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) (1)

PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2) (1)

PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08) (1)

PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0) (1)

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) (1)

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5) (1)

PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68) (1)

Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) (1)

Putnam VT Large Cap Value Fund Class IB Sub-Account (P72) (1)

Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88) (1)

Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93) (1)

Putnam VT Global Health Care Fund - Class IB Sub-Account (P89) (1)

Putnam VT Income Fund - Class IB Sub-Account (P95) (1)

Putnam VT Research Fund - Class IB Sub-Account (P79) (1)

Putnam VT Sustainable Future Fund Class IB Sub-Account (P80) (1)

Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81) (1)

T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD) (1)

T. Rowe Price Equity Income Portfolio II Sub-Account (TBE) (1)

T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF) (1)

TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1) (1)

TOPS Balanced ETF Portfolio Sub-Account (TP2) (1)

TOPS Conservative ETF Portfolio Sub-Account (TP3) (1)

TOPS Growth ETF Portfolio Sub-Account (TP4) (1)

TOPS Moderate Growth ETF Portfolio Sub-Account (TP5) (1)

Wanger Select Fund Sub-Account (W41) (1)

Wanger Acorn Sub-Account (W42) (1)(11)

Western Asset Variable Core Bond Plus II Sub-Account (W50) (1)

(1)

Statements of assets and liabilities as of December 31, 2022, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended December 31, 2022.

(2)	Statement of changes in net assets for the period January 1, 2021 to July 30, 2021.
(3)	Statement of changes in net assets for the period January 1, 2021 to November 30, 2021
(4)	Statements of operations and changes in net assets for the period January 1, 2022 to April 29, 2022, and statement of changes in net assets for the year ended December 31, 2021.
(5)	Formerly, AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1)
(6)	Formerly, AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)
(7)	Formerly, American Funds IS Global Balanced - Class 4 Sub-Account (AX1)
(8)	Formerly, CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89)
(9)	Formerly, CTIVP - Loomis Sayles Growth Fund Class 2 Sub-Account (C90)
(10)	Formerly, Invesco V.I. International Growth Fund II (AC1)
(11)	Formerly, Wagner USA (W42)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1) ²	3,457,619	$34,691,749	$28,179,594	$—	$28,179,594	$1,232	$28,178,362
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	6,130,229	65,833,882	48,367,505	—	48,367,505	2,121	48,365,384
AB VPS Growth and Income Portfolio Class B Sub-Account (A71)	22,449	728,517	636,652	—	636,652	21	636,631
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ²	187,719	3,872,320	3,007,261	—	3,007,261	137	3,007,124
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	1,553,428	20,756,698	20,039,221	—	20,039,221	1,220	20,038,001
AB VPS Large Cap Growth (Class B) Sub-Account (AC4)	166,232	12,035,083	8,885,116	—	8,885,116	295	8,884,821
AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19)	283,922	3,206,293	1,922,154	—	1,922,154	63	1,922,091
AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74)	912,320	15,078,049	14,952,920	1,704	14,954,624	624	14,954,000
American Funds Growth Fund - Class 4 Sub-Account (AP0)	347,935	36,708,502	25,621,991	—	25,621,991	846	25,621,145
American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1)	262,251	14,914,501	12,776,879	—	12,776,879	423	12,776,456
American Funds International Fund - Class 4 Sub-Account (AQ2)	162,146	3,203,014	2,430,557	—	2,430,557	81	2,430,476
American Funds IS Asset Allocation - Class 4 Sub-Account (AS3)	2,265,244	57,743,180	49,246,400	—	49,246,400	1,628	49,244,772
American Funds IS Global Growth - Class 4 Sub-Account (AS6)	248,986	9,571,637	7,347,577	—	7,347,577	244	7,347,333
American Funds New World Fund - Class 4 Sub-Account (AQ3)	84,593	2,453,225	1,847,511	—	1,847,511	61	1,847,450
AFIS-American Funds Global Balanced Fund Class 4 Sub-Account (AX1) ²	408,125	5,510,556	5,028,106	—	5,028,106	166	5,027,940
BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21)	524,327	6,948,498	6,087,433	—	6,087,433	202	6,087,231
BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19)	249,972	2,020,973	1,439,840	—	1,439,840	48	1,439,792
BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20)	86,823	1,000,839	878,648	—	878,648	29	878,619
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	24,193,717	344,133,020	287,179,415	64,738	287,244,153	12,707	287,231,446
BlackRock Large Cap Focus Growth V.I. Fund Class III Sub-Account (B22)	34,467	597,045	422,220	—	422,220	14	422,206
BlackRock Total Return V.I.Fund Class III Sub-Account (B23)	59,340	644,318	589,245	—	589,245	19	589,226
ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33)	80,046	2,069,346	1,614,532	—	1,614,532	53	1,614,479
ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34)	6,335	360,968	316,570	—	316,570	10	316,560
ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35)	47,671	1,180,872	1,014,434	—	1,014,434	34	1,014,400
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)	8,166	128,014	92,687	—	92,687	4	92,683
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)	2,521	46,413	65,651	—	65,651	3	65,648
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	1,623,768	30,594,271	40,967,658	153	40,967,811	1,904	40,965,907
CTIVP - Principal Blue Chip Growth Fund Class 1 Sub-Account (C89) ²	923	46,502	39,016	—	39,016	2	39,014
CTIVP - Principal Blue Chip Growth Fund Class 2 Sub-Account (C90) ²	322,443	10,043,241	13,216,930	4,545	13,221,475	619	13,220,856
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)	290,345	3,490,446	3,385,424	—	3,385,424	157	3,385,267
Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account
(C91)	153,248	5,388,356	5,458,688	—	5,458,688	180	5,458,508
Columbia VP Balanced Fund Class 2 Sub-Account (C92)	197,788	7,573,731	6,805,880	—	6,805,880	225	6,805,655
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	4,654,144	88,570,590	87,218,652	—	87,218,652	5,154	87,213,498
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	2,880,655	106,505,728	105,259,147	47,679	105,306,826	4,814	105,302,012
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	122,754	1,571,033	1,406,759	—	1,406,759	68	1,406,691
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	675,284	8,583,789	7,347,090	—	7,347,090	349	7,346,741
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	1,176,928	15,398,078	13,487,596	—	13,487,596	609	13,486,987
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	1,780,011	53,435,850	55,536,331	6,825	55,543,156	2,549	55,540,607
First Eagle Overseas Variable Fund Sub-Account (FE3)	7,137,336	176,199,253	158,520,230	26,851	158,547,081	7,162	158,539,919
First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17)	88,664	1,156,283	1,125,148	—	1,125,148	37	1,125,111
First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18)	26,491	324,805	284,783	-	284,783	9	284,774
First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19)	416,162	5,859,834	5,189,534	—	5,189,534	172	5,189,362
Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub- Account (L36)	21,546	313,580	276,004	—	276,004	9	275,995
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account
(T21)	1,918,130	17,753,974	14,309,250	1,919	14,311,169	683	14,310,486
Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account
(S23)	46,193	418,066	347,371	—	347,371	12	347,359
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	4,390,376	56,067,167	53,430,880	—	53,430,880	14,972	53,415,908
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	4,006,077	22,525,867	17,666,799	—	17,666,799	799	17,666,000
Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18)	208,671	1,083,131	955,715	—	955,715	32	955,683
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	161,128	2,375,131	2,057,599	486	2,058,085	101	2,057,984
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	1,004,438	10,718,730	10,285,447	3,527	10,288,974	475	10,288,499
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	2,611,734	38,993,961	38,470,842	22	38,470,864	1,745	38,469,119
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	708,250	11,315,974	10,737,069	—	10,737,069	364	10,736,705
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	5,959,988	98,263,865	90,353,420	2,542	90,355,962	4,145	90,351,817
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)	40,050	649,531	614,361	—	614,361	21	614,340
Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21)	92,978	2,771,155	2,515,989	—	2,515,989	83	2,515,906
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	1,295,808	15,459,941	16,236,469	110	16,236,579	745	16,235,834
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	88,923	1,284,362	1,162,228	—	1,162,228	41	1,162,187

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	891,697	$9,100,854	$7,784,516	$—	$7,784,516	$6,040	$7,778,476
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	6,682	71,231	60,201	—	60,201	3	60,198
Goldman Sachs VIT U.S. Equity Insights Fund - Service Class Sub-Account (G03)	144,402	3,139,323	2,313,315	—	2,313,315	76	2,313,239
Invesco V.I. American Value Fund Series II Sub-Account (V35)	225,842	3,039,969	3,496,034	—	3,496,034	9,275	3,486,759
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	950,895	14,114,058	19,255,615	128	19,255,743	894	19,254,849
Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3)	212,547	1,397,742	1,169,008	—	1,169,008	38	1,168,970
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	5,283,589	90,784,176	84,695,938	14,417	84,710,355	3,571	84,706,784
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) ²	59,157	1,999,551	1,681,233	—	1,681,233	82	1,681,151
Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17)	37,376	2,637,586	1,788,798	—	1,788,798	59	1,788,739
Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19)	22,694	611,308	561,681	—	561,681	19	561,662
Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20)	176,955	4,695,968	4,342,486	—	4,342,486	144	4,342,342
Invesco V.I. S&P 500 Index Class II Sub-Account (V21) ¹	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1)	1,024,878	47,966,500	43,526,566	—	43,526,566	1,440	43,525,126
Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2)	23,595	1,730,509	1,481,287	—	1,481,287	49	1,481,238
Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3)	286,375	4,231,751	2,981,166	—	2,981,166	99	2,981,067
Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4)	53,506	880,467	836,836	—	836,836	26	836,810
JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88)	3,166,393	35,046,634	30,175,721	—	30,175,721	1,334	30,174,387
JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account (JF1)	46,927	794,264	731,125	—	731,125	24	731,101
JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account (JF0)	91,141	1,011,986	884,974	—	884,974	29	884,945
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94)	352,717	11,307,942	10,948,338	—	10,948,338	496	10,947,842
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	1,177,993	22,230,833	21,109,635	—	21,109,635	1,352	21,108,283
Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42)	27,382	359,661	313,251	—	313,251	10	313,241
Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16)	303,455	3,700,231	3,095,245	—	3,095,245	102	3,095,143
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18)	1,862,349	22,649,785	15,010,537	—	15,010,537	1,633	15,008,904
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)	1,608,526	24,143,566	24,385,259	210	24,385,469	1,146	24,384,323
Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19)	91,762	1,271,762	1,191,983	—	1,191,983	39	1,191,944
MFS VIT Total Return Series Initial Class Sub-Account (M07)	10,914,971	256,936,517	245,477,687	—	245,477,687	622,151	244,855,536
MFS VIT Total Return Series Service Class Sub-Account (M35)	9,639,082	223,454,872	211,577,860	200,355	211,778,215	9,534	211,768,681
MFS VIT I Growth Series Initial Class Sub-Account (M31)	2,381,212	126,981,375	114,345,818	87,359	114,433,177	4,483	114,428,694
MFS VIT I Growth Series Service Class Sub-Account (M80)	389,148	22,381,101	17,410,496	22,958	17,433,454	768	17,432,686
MFS VIT I Investors Trust Series - Service Class Sub-Account (M10)	3,446	130,170	109,135	—	109,135	4	109,131
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	2,375,838	23,226,614	17,010,997	6,826	17,017,823	680	17,017,143
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	3,749,857	33,164,267	23,361,608	599	23,362,207	1,028	23,361,179
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	3,092,441	54,880,858	34,975,507	3,396	34,978,903	1,391	34,977,512
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	3,295,005	47,685,803	29,127,846	—	29,127,846	5,687	29,122,159
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	27,180,164	355,110,423	300,069,014	62,042	300,131,056	13,169	300,117,887
MFS VIT I Research Series Service Class Sub-Account (M82)	3,155,440	89,426,848	85,827,959	—	85,827,959	5,358	85,822,601
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	2,234,217	69,056,809	81,146,779	107,920	81,254,699	3,199	81,251,500
MFS VIT I Utilities Series Service Class Sub-Account (M40)	1,022,496	32,057,664	36,370,186	67,510	36,437,696	1,637	36,436,059
MFS VIT I Value Series Initial Class Sub-Account (M83)	7,916,725	155,086,461	170,605,417	109,914	170,715,331	7,447	170,707,884
MFS VIT I Value Series Service Class Sub-Account (M08)	3,851,707	73,503,737	81,001,406	32,590	81,033,996	3,673	81,030,323
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	4,244,711	216,328,953	201,538,867	—	201,538,867	37,623	201,501,244
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	898,216	46,202,154	42,054,453	39,492	42,093,945	1,952	42,091,993
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	3,450,318	39,818,212	31,328,890	9,681	31,338,571	1,245	31,337,326

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	8,767,102	$99,338,034	$78,377,893	$4,313$	78,382,206	$3,529	$78,378,677
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	3,447,151	84,724,385	81,800,883	18,035	81,818,918	3,253	81,815,665
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	1,872,286	47,766,472	43,661,716	13,725	43,675,441	1,880	43,673,561
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	870,565	12,601,801	9,924,437	5,796	9,930,233	394	9,929,839
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	968,786	13,679,464	10,840,719	111	10,840,830	493	10,840,337
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	644,134	6,768,443	5,545,996	2,955	5,548,951	221	5,548,730
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	62,847	646,492	530,429	—	530,429	24	530,405
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	1,568,078	39,982,070	36,881,187	58,201	36,939,388	1,438	36,937,950
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	276,633	7,828,298	6,462,128	—	6,462,128	246	6,461,882
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	2,246,914	60,404,386	63,789,895	124,172	63,914,067	2,468	63,911,599
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	113,999	3,200,629	3,218,196	—	3,218,196	145	3,218,051
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	2,172,935	32,951,491	28,204,694	107,013	28,311,707	1,103	28,310,604
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	27,885,682	416,212,326	354,427,014	101,886	354,528,900	15,347	354,513,553
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	4,636,540	57,620,550	49,147,322	87,245	49,234,567	1,927	49,232,640
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	9,674,481	119,815,713	102,065,778	10,380	102,076,158	4,624	102,071,534
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	6,472,255	35,746,376	30,549,044	28,026	30,577,070	1,194	30,575,876
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	4,998,198	27,415,241	23,241,622	4,422	23,246,044	1,082	23,244,962
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	1,900,545	26,462,182	25,372,272	7,452	25,379,724	1,016	25,378,708
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	834,124	11,394,089	10,968,727	248	10,968,975	504	10,968,471
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	1,015,985	26,229,311	27,675,422	18,857	27,694,279	1,089	27,693,190
MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)	2,131,580	57,932,377	57,019,762	10,733	57,030,495	2,688	57,027,807
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	13,846,521	276,806,478	267,099,392	883,482	267,982,874	10,406	267,972,468
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	1,440,923	28,861,075	27,175,801	12,982	27,188,783	1,242	27,187,541
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	35,143,869	35,143,869	35,143,869	—	35,143,869	20,493	35,123,376
MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)	92,905,363	92,905,363	92,905,363	9,250	92,914,613	4,158	92,910,455
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	990,557	15,380,392	14,957,411	1,466	14,958,877	595	14,958,282
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	1,856,908	28,439,701	27,593,650	—	27,593,650	7,404	27,586,246
MFS VIT II Income Portfolio I Class Sub-Account (MA5)	2,262,377	22,112,123	18,280,003	138,131	18,418,134	720	18,417,414
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	295,512	2,859,777	2,372,961	—	2,372,961	2,249	2,370,712
MFS VIT II Technology Portfolio I Class Sub-Account (ME4)	633,061	12,758,531	12,490,290	10,413	12,500,703	503	12,500,200
MFS VIT II Technology Portfolio S Class Sub-Account (MA2)	513,408	13,558,873	9,349,153	—	9,349,153	321	9,348,832

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)	4,801,424	45,250,293	40,043,874	$4,839.00	$40,048,713	$1,838	$40,046,875
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	30,641,085	340,279,469	280,978,754	27,257	281,006,011	12,558	280,993,453
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	86,069	1,206,983	1,099,959	—	1,099,959	2,984	1,096,975
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	2,384,792	39,200,506	36,558,855	—	36,558,855	3,768	36,555,087
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	25,618,274	289,467,690	240,299,410	—	240,299,410	47,118	240,252,292
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	10,107,498	103,610,540	83,386,856	34,029	83,420,885	3,682	83,417,203
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	14,234,540	146,104,572	135,939,855	13,132	135,952,987	6,422	135,946,565
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	8,532,304	87,515,060	81,568,823	429	81,569,252	3,670	81,565,582
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	1,960,983	15,481,029	18,021,430	—	18,021,430	3,445	18,017,985
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	1,880,389	14,038,656	17,036,323	294	17,036,617	754	17,035,863
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	88,170,271	1,105,174,697	922,261,029	—	922,261,029	489,820	921,771,209
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	1,120,685	9,622,461	8,752,553	437	8,752,990	363	8,752,627
Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account (V46)	19,010	182,770	163,295	—	163,295	5	163,290
Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45)	202,883	2,443,449	2,032,888	—	2,032,888	68	2,032,820
Morgan Stanley Variable Insurance Fund, Inc Global Infrastructure - Class II Sub-Account (U43)	178,432	1,377,647	1,236,535	—	1,236,535	41	1,236,494
Morgan Stanley Variable Insurance Fund, Inc Global Strategist Portfolio, Class II Sub-Account (U41)	233,493	2,194,270	1,767,542	—	1,767,542	58	1,767,484
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)	2,549,895	37,758,057	17,415,774	—	17,415,774	663	17,415,111
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	1,554,416	9,504,266	4,367,910	185	4,368,095	200	4,367,895
Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19)	330,613	15,804,049	10,930,068	179	10,930,247	513	10,929,734
Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23)	672,383	10,894,188	9,204,922	—	9,204,922	388	9,204,534
Invesco V.I. Global Fund, Series II Sub-Account (O20)	305,036	11,610,726	9,242,583	199	9,242,782	425	9,242,357
Invesco V.I. Main Street Fund, Series II Sub-Account (O21)	6,659,733	148,147,952	104,824,198	—	104,824,198	9,129	104,815,069
Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04)	161,689	3,636,252	3,647,707	—	3,647,707	178	3,647,529
PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	35,358	253,826	206,488	—	206,488	9	206,479
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	1,577,068	16,338,306	13,594,325	—	13,594,325	626	13,593,699
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	1,242,114	12,934,325	10,880,923	—	10,880,923	473	10,880,450
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	448,164	3,621,526	3,141,624	-	3,141,624	105	3,141,519
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	2,494,850	16,197,466	17,189,519	36,618	17,226,137	781	17,225,356
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	503,203	6,281,707	5,057,191	917	5,058,108	236	5,057,872
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)	10,049	126,105	100,997	—	100,997	4	100,993
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5)	58,186	612,646	553,354	—	553,354	18	553,336
PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)	31,957,582	351,279,097	271,959,019	16,965	271,975,984	11,964	271,964,020
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,965,922	25,110,907	22,608,107	—	22,608,107	1,815	22,606,292
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	10,439,357	113,195,320	93,745,426	8,443	93,753,869	4,403	93,749,466
PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68)	538,894	5,823,278	4,839,267	—	4,839,267	160	4,839,107
Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3)	1,085,893	10,546,053	10,055,372	—	10,055,372	440	10,054,932
Putnam VT Large Cap Value Fund Class IB Sub-Account (P72)	645,959	16,314,390	17,486,089	—	17,486,089	745	17,485,344
Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88)	439,491	5,901,474	5,071,725	—	5,071,725	168	5,071,557
Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93)	95,783	1,703,004	1,478,881	—	1,478,881	49	1,478,832
Putnam VT Global Health Care Fund - Class IB Sub-Account (P89)	107,699	1,802,638	1,746,871	—	1,746,871	58	1,746,813
Putnam VT Income Fund - Class IB Sub-Account (P95)	102,600	991,953	860,816	—	860,816	29	860,787
Putnam VT Research Fund - Class IB Sub-Account (P79)	119,786	3,799,004	3,252,201	—	3,252,201	107	3,252,094
Putnam VT Sustainable Future Fund Class IB Sub-Account (P80)	40,507	627,167	465,834	—	465,834	15	465,819
Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81)	11,567	426,303	377,794	—	377,794	13	377,781
T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD)	135,884	5,587,508	3,971,882	—	3,971,882	131	3,971,751
T. Rowe Price Equity Income Portfolio II Sub-Account (TBE)	72,294	2,115,280	1,941,092	—	1,941,092	64	1,941,028
T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF)	59,962	3,308,853	3,149,196	—	3,149,196	104	3,149,092
TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1)	68,956	1,318,312	1,208,797	—	1,208,797	40	1,208,757
TOPS Balanced ETF Portfolio Sub-Account (TP2)	77,380	1,086,955	1,022,966	—	1,022,966	34	1,022,932
TOPS Conservative ETF Portfolio Sub-Account (TP3)	169,393	2,171,229	2,066,597	—	2,066,597	68	2,066,529
TOPS Growth ETF Portfolio Sub-Account (TP4)	37,563	690,082	658,859	—	658,859	22	658,837
TOPS Moderate Growth ETF Portfolio Sub-Account (TP5)	523,236	7,702,877	7,278,215	—	7,278,215	175	7,278,040
Wanger Select Fund Sub-Account (W41)	29,225	300,931	181,488	—	181,488	8	181,480
Wanger Acorn Sub-Account (W42) [2]	3,274	56,690	35,845	—	35,845	2	35,843
Western Asset Variable Core Bond Plus II Sub-Account (W50)	203,698	1,208,838	983,860	—	983,860	33	983,827

[1]	This Sub-Account was closed in 2022 due to merger. Refer to Note 1 in the Variable Account’s Notes to the Financial Statements for more information.
[2]	This Sub-Account had a name change in 2022. Refer to Note 1 in the Variable Account’s Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
AL1	1,939,015	$28,178,362	$—	$28,178,362
AO5	4,197,269	48,365,384	—	48,365,384
A71	61,974	636,631	—	636,631
AM2	304,293	3,007,124	—	3,007,124
A98	2,857,916	19,981,621	56,380	20,038,001
AC4	776,345	8,884,821	—	8,884,821
A19	307,708	1,922,091	—	1,922,091
A74	950,769	14,920,753	33,247	14,954,000
AP0	2,423,287	25,621,145	—	25,621,145
AQ1	1,208,895	12,776,456	—	12,776,456
AQ2	298,763	2,430,476	—	2,430,476
AS3	5,039,562	49,244,772	—	49,244,772
AS6	733,527	7,347,333	—	7,347,333
AQ3	195,295	1,847,450	—	1,847,450
AX1	545,047	5,027,940	—	5,027,940
B21	688,267	6,087,231	—	6,087,231
B19	209,679	1,439,792	—	1,439,792
B20	89,609	878,619	—	878,619
B18	16,604,716	286,792,049	439,397	287,231,446
B22	62,515	422,206	—	422,206
B23	69,444	589,226	—	589,226
L33	175,673	1,614,479	—	1,614,479
L34	32,934	316,560	—	316,560
L35	97,648	1,014,400	—	1,014,400
C71	3,398	92,683	—	92,683
C59	3,475	65,648	—	65,648
C60	2,216,291	40,790,690	175,217	40,965,907
C89	2,126	39,014	—	39,014
C90	740,594	13,122,098	98,758	13,220,856
C58	287,223	3,385,267	—	3,385,267
C91	453,049	5,458,508	—	5,458,508
C92	781,670	6,805,655	—	6,805,655
FD7	3,834,583	87,051,731	161,767	87,213,498
F24	3,881,752	104,952,251	349,761	105,302,012
F88	84,546	1,406,691	—	1,406,691
FB9	412,267	7,346,741	—	7,346,741
F15	719,443	13,486,987	—	13,486,987
F41	2,189,234	55,377,685	162,922	55,540,607
FE3	10,303,478	158,326,070	213,849	158,539,919
F17	111,549	1,125,111	—	1,125,111
F18	32,524	284,774	—	284,774
F19	538,232	5,189,362	—	5,189,362
L36	31,579	275,995	—	275,995
T21	1,027,554	14,294,414	16,072	14,310,486
S23	51,567	347,359	—	347,359

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
T20	3,014,887	$53,240,472	$175,436	$53,415,908
FE6	1,128,864	17,666,000	—	17,666,000
S18	109,184	955,683	—	955,683
T59	244,194	2,053,723	4,261	2,057,984
F56	487,083	10,232,525	55,974	10,288,499
F59	2,287,524	38,384,518	84,601	38,469,119
FF0	1,031,991	10,736,705	—	10,736,705
F54	3,428,916	90,233,995	117,822	90,351,817
FG8	57,635	614,340	—	614,340
S21	246,158	2,515,906	—	2,515,906
F53	358,952	16,222,399	13,435	16,235,834
FJ9	114,489	1,162,187	—	1,162,187
T28	596,366	7,712,341	66,135	7,778,476
FJ0	5,696	60,198	—	60,198
G03	196,257	2,313,239	—	2,313,239
V35	148,325	3,420,135	66,624	3,486,759
V13	816,424	19,216,765	38,084	19,254,849
AB3	125,118	1,168,970	—	1,168,970
V11	4,763,445	84,496,322	210,462	84,706,784
AC1	114,707	1,677,459	3,692	1,681,151
V17	237,830	1,788,739	—	1,788,739
V19	54,755	561,662	—	561,662
V20	450,080	4,342,342	—	4,342,342
V21	—	—	—	—
MV1	4,809,518	43,525,126	—	43,525,126
MV2	167,243	1,481,238	—	1,481,238
MV3	443,688	2,981,067	—	2,981,067
MV4	86,194	836,810	—	836,810
J88	3,152,154	30,174,387	—	30,174,387
JF1	87,069	731,101	—	731,101
JF0	95,543	884,945	—	884,945
J94	320,798	10,947,842	—	10,947,842
L11	2,349,690	21,079,827	28,456	21,108,283
L42	35,539	313,241	—	313,241
L16	340,856	3,095,143	—	3,095,143
L18	480,145	14,986,661	22,243	15,008,904
L17	817,249	24,363,822	20,501	24,384,323
L19	127,971	1,191,944	—	1,191,944
M07	15,221,999	242,028,611	2,826,925	244,855,536
M35	13,900,870	210,305,600	1,463,081	211,768,681
M31	2,597,890	112,767,385	1,661,309	114,428,694
M80	486,632	17,360,490	72,196	17,432,686
M10	11,796	109,131	—	109,131
MF1	1,066,096	16,812,939	204,204	17,017,143
M41	950,294	23,270,612	90,567	23,361,179

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
M05	1,971,825	$34,723,666	$253,846	$34,977,512
M42	1,583,325	29,068,144	54,015	29,122,159
M89	29,753,614	299,755,148	362,739	300,117,887
M82	3,345,247	85,726,603	95,998	85,822,601
M44	5,338,626	79,549,686	1,701,814	81,251,500
M40	2,534,433	36,221,253	214,806	36,436,059
M83	8,108,114	169,021,876	1,686,008	170,707,884
M08	3,696,576	80,666,438	363,885	81,030,323
MB6	4,281,405	198,682,385	2,818,859	201,501,244
MB7	1,100,128	41,893,219	198,774	42,091,993
MC0	1,427,191	31,044,311	293,015	31,337,326
MA0	4,606,685	78,268,007	110,670	78,378,677
MC2	1,989,921	81,114,087	701,578	81,815,665
MC1	1,856,132	43,554,997	118,564	43,673,561
MC3	381,235	9,861,495	68,344	9,929,839
MA1	755,540	10,833,567	6,770	10,840,337
MC4	364,186	5,485,032	63,698	5,548,730
MC5	44,808	530,405	—	530,405
MC6	701,694	36,567,515	370,435	36,937,950
MC7	432,133	6,455,597	6,285	6,461,882
MC8	1,752,984	62,797,560	1,114,039	63,911,599
MC9	122,168	3,202,565	15,486	3,218,051
MD0	932,759	28,016,343	294,261	28,310,604
M92	26,396,039	354,159,053	354,500	354,513,553
M96	2,801,829	48,420,728	811,912	49,232,640
MD2	8,882,201	101,833,657	237,877	102,071,534
MA6	1,162,540	30,051,611	524,265	30,575,876
MA3	1,104,954	23,081,963	162,999	23,244,962
M97	862,674	25,013,915	364,793	25,378,708
MD5	542,622	10,879,015	89,456	10,968,471
M98	635,660	27,342,535	350,655	27,693,190
M93	2,983,030	56,897,961	129,846	57,027,807
MD6	7,592,166	262,476,674	5,495,794	267,972,468
MB3	718,799	27,124,539	63,002	27,187,541
MD8	3,236,722	34,448,096	675,280	35,123,376
MD9	10,721,778	92,723,421	187,034	92,910,455
ME2	697,045	14,845,662	112,620	14,958,282
ME3	1,114,982	27,525,651	60,595	27,586,246
MA5	923,220	18,108,025	309,389	18,417,414
MA7	136,029	2,369,509	1,203	2,370,712
ME4	675,242	12,375,724	124,476	12,500,200
MA2	898,229	9,348,832	—	9,348,832
MF3	1,888,446	39,914,498	132,377	40,046,875
MF5	16,605,806	280,494,499	498,954	280,993,453

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
MF6	36,203	$1,096,032	$943	$1,096,975
MF7	1,868,567	36,454,536	100,551	36,555,087
MF9	9,280,676	239,989,029	263,263	240,252,292
MG1	7,885,165	83,263,881	153,322	83,417,203
MF2	13,847,268	135,475,864	470,701	135,946,565
MG2	8,519,988	81,544,778	20,804	81,565,582
MG3	638,484	17,943,523	74,462	18,017,985
MG4	698,813	17,031,651	4,212	17,035,863
MG6	42,060,194	921,291,798	479,411	921,771,209
MG7	448,586	8,730,932	21,695	8,752,627
V46	19,282	163,290	—	163,290
V45	183,964	2,032,820	—	2,032,820
U43	123,913	1,236,494	—	1,236,494
U41	205,093	1,767,484	—	1,767,484
V44	2,071,210	17,415,111	—	17,415,111
V43	197,026	4,365,240	2,655	4,367,895
O19	301,913	10,847,899	81,835	10,929,734
O23	880,257	9,204,534	—	9,204,534
O20	324,761	9,202,067	40,290	9,242,357
O21	2,977,043	104,427,445	387,624	104,815,069
O04	73,501	3,637,041	10,488	3,647,529
PH2	12,294	206,479	—	206,479
P08	836,959	13,593,699	—	13,593,699
PC0	828,956	10,880,450	—	10,880,450
P70	256,095	3,141,519	—	3,141,519
P10	2,253,941	17,123,025	102,331	17,225,356
PK8	189,974	5,035,991	21,881	5,057,872
P20	9,279	100,993	—	100,993
PM5	61,958	553,336	—	553,336
PD6	19,601,933	271,626,316	337,704	271,964,020
P06	1,419,494	22,588,479	17,813	22,606,292
P07	6,203,056	93,571,936	177,530	93,749,466
P68	520,044	4,839,107	—	4,839,107
PI3	1,081,569	10,054,932	—	10,054,932
P72	727,079	17,485,344	—	17,485,344
P88	534,278	5,071,557	—	5,071,557
P93	164,395	1,478,832	—	1,478,832
P89	138,476	1,746,813	—	1,746,813

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
P95	94,202	$860,787	$—	$860,787
P79	257,212	3,252,094	—	3,252,094
P80	71,913	465,819	—	465,819
P81	44,989	377,781	—	377,781
TBD	603,296	3,971,751	—	3,971,751
TBE	191,475	1,941,028	—	1,941,028
TBF	333,878	3,149,092	—	3,149,092
TP1	138,023	1,208,757	—	1,208,757
TP2	113,437	1,022,932	—	1,022,932
TP3	225,202	2,066,529	—	2,066,529
TP4	74,637	658,837	—	658,837
TP5	814,450	7,278,040	—	7,278,040
W41	7,761	181,480	—	181,480
W42	1,416	35,843	—	35,843
W50	109,560	983,827	—	983,827

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	AL1 Sub-Account	AO5 Sub-Account	A71 Sub-Account
Income:
Dividend income	$977,772	$1,381,334	$6,037
Expenses:
Mortality and expense risk charges	(385,833)	(660,060)	(4,270)
Distribution and administration charges	(122,496)	(210,282)	(1,744)

Net investment income (loss)	469,443	510,992	23

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(688,696)	(623,252)	(6,768)
Realized gain distributions	3,185,310	17,534,353	89,451

Net realized gains (losses)	2,496,614	16,911,101	82,683

Net change in unrealized appreciation (depreciation)	(10,485,237)	(30,283,861)	(105,356)

Net realized and change in unrealized gains (losses)	(7,988,623)	(13,372,760)	(22,673)

Net increase (decrease) in net assets from operations	$(7,519,180)	$(12,861,768)	$(22,650)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	AM2 Sub-Account	A98 Sub-Account	AC4 Sub-Account
Income:
Dividend income	$—	$902,381	$—
Expenses:
Mortality and expense risk charges	(40 ,781)	(278,104)	(76,262)
Distribution and administration charges	(13,691)	(91,644)	(31,176)

Net investment income (loss)	(54,472)	532,633	(107,438)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(12,586)	(51,731)	(83,402)
Realized gain distributions	554,940	—	1,212,324

Net realized gains (losses)	542,354	(51,731)	1,128,922

Net change in unrealized appreciation (depreciation)	(1,701,476)	(4,448,256)	(4,143,179)

Net realized and change in unrealized gains (losses)	(1,159,122)	(4,499,987)	(3,014,257)

Net increase (decrease) in net assets from operations	$(1,213,594)	$(3,967,354)	$(3,121,695)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	A19 Sub-Account	A74 Sub-Account	AP0 Sub-Account
Income:
Dividend income	$—	$135,501	$27,867
Expenses:
Mortality and expense risk charges	(11,741)	(176,286)	(213,573)
Distribution and administration charges	(4,793)	(62,099)	(87,301)

Net investment income (loss)	(16,534)	(102,884)	(273,007)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(51,994)	345,592	(326,045)
Realized gain distributions	832,609	2,439,802	3,668,131

Net realized gains (losses)	780,615	2,785,394	3,342,086

Net change in unrealized appreciation (depreciation)	(1,272,922)	(5,545,769)	(12,285,927)

Net realized and change in unrealized gains (losses)	(492,307)	(2,760,375)	(8,943,841)

Net increase (decrease) in net assets from operations	$(508,841)	$(2,863,259)	$(9,216,848)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	AQ1 Sub-Account	AQ2 Sub-Account	AS3 Sub-Account
Income:
Dividend income	$137,938	$36,503	$796,739
Expenses:
Mortality and expense risk charges	(93,634)	(17,266)	(336,420)
Distribution and administration charges	(38,253)	(7,053)	(137,395)

Net investment income (loss)	6,051	12,184	322,924

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(22,318)	(65,689)	(294,361)
Realized gain distributions	1,052,003	273,457	4,016,312

Net realized gains (losses)	1,029,685	207,768	3,721,951

Net change in unrealized appreciation (depreciation)	(2,960,993)	(668,144)	(9,463,957)

Net realized and change in unrealized gains (losses)	(1,931,308)	(460,376)	(5,742,006)

Net increase (decrease) in net assets from operations	$(1,925,257)	$(448,192)	$(5,419,082)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	AS6 Sub-Account	AQ3 Sub-Account	AX1 Sub-Account
Income:
Dividend income	$33,857	$20,783	$—
Expenses:
Mortality and expense risk charges	(58,484)	(14,828)	(32,111)
Distribution and administration charges	(23,901)	(6,060)	(13,110)

Net investment income (loss)	(48,528)	(105)	(45,221)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(179,594)	(18,795)	(48,524)
Realized gain distributions	835,797	164,180	20,500

Net realized gains (losses)	656,203	145,385	(28,024)

Net change in unrealized appreciation (depreciation)	(2,555,160)	(599,694)	(453,524)

Net realized and change in unrealized gains (losses)	(1,898,957)	(454,309)	(481,548)

Net increase (decrease) in net assets from operations	$(1,947,485)	$(454,414)	$(526,769)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	B21 Sub-Account	B19 Sub-Account	B20 Sub-Account
Income:
Dividend income	$118,751	$—	$8,499
Expenses:
Mortality and expense risk charges	(39,629)	(10,436)	(4,320)
Distribution and administration charges	(16,181)	(4,263)	(1,760)

Net investment income (loss)	62,941	(14,699)	2,419

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(68,458)	(103,719)	(5,004)
Realized gain distributions	1,639	72,906	90,914

Net realized gains (losses)	(66,819)	(30,813)	85,910

Net change in unrealized appreciation (depreciation)	(700,822)	(486,514)	(113,017)

Net realized and change in unrealized gains (losses)	(767,641)	(517,327)	(27,107)

Net increase (decrease) in net assets from operations	$(704,700)	$(532,026)	$(24,688)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	B18 Sub-Account	B22 Sub-Account	B23 Sub-Account
Income:
Dividend income	$—	$—	$8,846
Expenses:
Mortality and expense risk charges	(3,919,587)	(2,476)	(3,353)
Distribution and administration charges	(1,255,120)	(1,011)	(1,368)

Net investment income (loss)	(5,174,707)	(3,487)	4,125

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(10,263,506)	(7,721)	(5,050)
Realized gain distributions	4,904,057	17,936	84

Net realized gains (losses)	(5,359,449)	10,215	(4,966)

Net change in unrealized appreciation (depreciation)	(55,344,906)	(150,595)	(54,778)
Net realized and change in unrealized gains (losses)	(60,704,355)	(140,380)	(59,744)

Net increase (decrease) in net assets from operations	$(65,879,062)	$(143,867)	$(55,619)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	L33 Sub-Account	L34 Sub-Account	L35 Sub-Account
Income:
Dividend income	$1,624	$2,609	$12,672
Expenses:
Mortality and expense risk charges	(11,983)	(2,301)	(7,939)
Distribution and administration charges	(4,896)	(940)	(3,245)

Net investment income (loss)	(15,255)	(632)	1,488

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(34,926)	(1,427)	(12,981)
Realized gain distributions	97,516	15,211	86,806

Net realized gains (losses)	62,590	13,784	73,825

Net change in unrealized appreciation (depreciation)	(459,009)	(45,071)	(165,221)

Net realized and change in unrealized gains (losses)	(396,419)	(31,287)	(91,396)

Net increase (decrease) in net assets from operations	$(411,674)	$(31,919)	$(89,908)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	C71 Sub-Account	C59 Sub-Account	C60 Sub-Account
Income:
Dividend income	$476	$—	$—
Expenses:
Mortality and expense risk charges	(1,268)	(844)	(580,499)
Distribution and administration charges	(348)	(257)	(197,386)

Net investment income (loss)	(1,140)	(1,101)	(777,885)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,557)	1,174	4,895,192
Realized gain distributions	37,417	—	—

Net realized gains (losses)	34,860	1,174	4,895,192

Net change in unrealized appreciation (depreciation)	(44,809)	(28,358)	(22,861,261)

Net realized and change in unrealized gains (losses)	(9,949)	(27,184)	(17,966,069)

Net increase (decrease) in net assets from operations	$(11,089)	$(28,285)	$(18,743,954)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	C89 Sub-Account	C90 Sub-Account	C58 Sub-Account
Income:
Dividend income	$—	$—	$28,791
Expenses:
Mortality and expense risk charges	(526)	(181,752)	(47,891)
Distribution and administration charges	(144)	(63,610)	(16,029)

Net investment income (loss)	(670)	(245,362)	(35,129)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,626	1,073,149	(106,333)
Realized gain distributions	—	—	281,540

Net realized gains (losses)	13,626	1,073,149	175,207

Net change in unrealized appreciation (depreciation)	(28,424)	(5,926,809)	(877,302)

Net realized and change in unrealized gains (losses)	(14,798)	(4,853,660)	(702,095)

Net increase (decrease) in net assets from operations	$(15,468)	$(5,099,022)	$(737,224)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	C91 Sub-Account	C92 Sub-Account	FD7 Sub-Account
Income:
Dividend income	$—	$—	$1,017,400
Expenses:
Mortality and expense risk charges	(42,315)	(45,611)	(1,209,113)
Distribution and administration charges	(17,291)	(18,626)	(387,461)

Net investment income (loss)	(59,606)	(64,237)	(579,174)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	90,040	(49,081)	2,859,789
Realized gain distributions	—	—	6,166,660

Net realized gains (losses)	90,040	(49,081)	9,026,449

Net change in unrealized appreciation (depreciation)	(179,735)	(844,438)	(30,662,645)

Net realized and change in unrealized gains (losses)	(89,695)	(893,519)	(21,636,196)

Net increase (decrease) in net assets from operations	$(149,301)	$(957,756)	$(22,215,370)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F24 Sub-Account	F88 Sub-Account	FB9 Sub-Account
Income:
Dividend income	$307,902	$30,109	$157,072
Expenses:
Mortality and expense risk charges	(1,456,244)	(19,909)	(106,652)
Distribution and administration charges	(477,729)	(7,665)	(36,742)

Net investment income (loss)	(1,626,071)	2,535	13,678

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,732,122	(13,497)	(82,024)
Realized gain distributions	5,726,899	98,709	878,229

Net realized gains (losses)	10,459,021	85,212	796,205

Net change in unrealized appreciation (depreciation)	(48,393,317)	(361,475)	(2,413,662)

Net realized and change in unrealized gains (losses)	(37,934,296)	(276,263)	(1,617,457)

Net increase (decrease) in net assets from operations	$(39,560,367)	$(273,728)	$(1,603,779)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F15 Sub-Account	F41 Sub-Account	FE3 Sub-Account
Income:
Dividend income	$278,570	$157,821	$3,579,142
Expenses:
Mortality and expense risk charges	(185,254)	(762,441)	(2,147,103)
Distribution and administration charges	(60,996)	(258,157)	(688,693)

Net investment income (loss)	32,320	(862,777)	743,346

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	124,444	224,736	(2,921,190)
Realized gain distributions	1,620,023	4,117,142	10,375,414

Net realized gains (losses)	1,744,467	4,341,878	7,454,224

Net change in unrealized appreciation (depreciation)	(4,859,023)	(15,219,169)	(26,785,329)

Net realized and change in unrealized gains (losses)	(3,114,556)	(10,877,291)	(19,331,105)

Net increase (decrease) in net assets from operations	$(3,082,236)	$(11,740,068)	$(18,587,759)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F17 Sub-Account	F18 Sub-Account	F19 Sub-Account
Income:
Dividend income	$6,079	$1,560	$65,113
Expenses:
Mortality and expense risk charges	(7,201)	(1,763)	(29,988)
Distribution and administration charges	(2,940)	(719)	(12,237)

Net investment income (loss)	(4,062)	(922)	22,888

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(9,059)	(2,729)	(93,489)
Realized gain distributions	1,993	812	430,928

Net realized gains (losses)	(7,066)	(1,917)	337,439

Net change in unrealized appreciation (depreciation)	(47,646)	(33,116)	(750,216)

Net realized and change in unrealized gains (losses)	(54,712)	(35,033)	(412,777)

Net increase (decrease) in net assets from operations	$(58,774)	$(35,955)	$(389,889)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	L36 Sub-Account	T21 Sub-Account	S23 Sub-Account
Income:
Dividend income	$5,299	$405,279	$5,240
Expenses:
Mortality and expense risk charges	(1,634)	(200,106)	(2,250)
Distribution and administration charges	(667)	(69,913)	(919)

Net investment income (loss)	2,998	135,260	2,071

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(984)	470,825	(4,547)
Realized gain distributions	13,420	1,171,084	16,178

Net realized gains (losses)	12,436	1,641,909	11,631

Net change in unrealized appreciation (depreciation)	(37,522)	(6,219,082)	(63,804)

Net realized and change in unrealized gains (losses)	(25,086)	(4,577,173)	(52,173)

Net increase (decrease) in net assets from operations	$(22,088)	$(4,441,913)	$(50,102)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	T20	FE6	S18
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$1,753,747	$327,484	$8,590
Expenses:
Mortality and expense risk charges	(752,253)	(250,071)	(5,130)
Distribution and administration charges	(281,871)	(79,286)	(2,093)

Net investment income (loss)	719,623	(1,873)	1,367

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,715,176)	(1,366,532)	(2,616)
Realized gain distributions	—	1,968,399	54,133

Net realized gains (losses)	(1,715,176)	601,867	51,517

Net change in unrealized appreciation (depreciation)	(5,070,514)	(4,702,328)	(130,037)

Net realized and change in unrealized gains (losses)	(6,785,690)	(4,100,461)	(78,520)

Net increase (decrease) in net assets from operations	$(6,066,067)	$(4,102,334)	$(77,153)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	T59	F56	F59
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$17,497	$2,073,496
Expenses:
Mortality and expense risk charges	(33,201)	(140,774)	(531,075)
Distribution and administration charges	(14,084)	(49,245)	(175,624)

Net investment income (loss)	(47,285)	(172,522)	1,366,797

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(372,825)	(635,781)	542,697
Realized gain distributions	—	—	841,642

Net realized gains (losses)	(372,825)	(635,781)	1,384,339

Net change in unrealized appreciation (depreciation)	197,839	(845,368)	(5,978,355)

Net realized and change in unrealized gains (losses)	(174,986)	(1,481,149)	(4,594,016)

Net increase (decrease) in net assets from operations	$(222,271)	$(1,653,671)	$(3,227,219)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FF0	F54	FG8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$314,618	$1,773,836	$7,593
Expenses:
Mortality and expense risk charges	(65,660)	(1,256,585)	(3,506)
Distribution and administration charges	(25,107)	(413,318)	(1,231)

Net investment income (loss)	223,851	103,933	2,856

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,431	(2,175,869)	(5,385)
Realized gain distributions	128,647	10,712,382	47,369

Net realized gains (losses)	132,078	8,536,513	41,984

Net change in unrealized appreciation (depreciation)	(775,537)	(18,687,638)	(60,877)

Net realized and change in unrealized gains (losses)	(643,459)	(10,151,125)	(18,893)

Net increase (decrease) in net assets from operations	$(419,608)	$(10,047,192)	$(16,037)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	S21	F53	FJ9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$13,661	$175,570	$9,239
Expenses:
Mortality and expense risk charges	(14,013)	(226,238)	(9,113)
Distribution and administration charges	(5,716)	(79,203)	(3,531)

Net investment income (loss)	(6,068)	(129,871)	(3,405)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(9,779)	139,517	(62,894)
Realized gain distributions	219,191	3,313,217	183,600

Net realized gains (losses)	209,412	3,452,734	120,706

Net change in unrealized appreciation (depreciation)	(283,916)	(5,704,236)	(224,324)

Net realized and change in unrealized gains (losses)	(74,504)	(2,251,502)	(103,618)

Net increase (decrease) in net assets from operations	$(80,572)	$(2,381,373)	$(107,023)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	T28	FJ0	G03
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$372,857	$3,064	$15,031
Expenses:
Mortality and expense risk charges	(106,758)	(897)	(20,920)
Distribution and administration charges	(37,388)	(323)	(8,554)

Net investment income (loss)	228,711	1,844	(14,443)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(314,907)	(3,288)	(57,412)
Realized gain distributions	—	—	13,201

Net realized gains (losses)	(314,907)	(3,288)	(44,211)

Net change in unrealized appreciation (depreciation)	(1,117,869)	(9,247)	(543,707)

Net realized and change in unrealized gains (losses)	(1,432,776)	(12,535)	(587,918)

Net increase (decrease) in net assets from operations	$(1,204,065)	$(10,691)	$(602,361)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	V35	V13	AB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$16,737	$269,454	$6,857
Expenses:
Mortality and expense risk charges	(48,407)	(260,300)	(10,444)
Distribution and administration charges	(16,796)	(92,315)	(4,271)

Net investment income (loss)	(48,466)	(83,161)	(7,858)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	198,211	1,239,700	(39,962)
Realized gain distributions	678,009	614,426	757

Net realized gains (losses)	876,220	1,854,126	(39,205)

Net change in unrealized appreciation (depreciation)	(1,045,166)	(1,913,664)	(168,143)

Net realized and change in unrealized gains (losses)	(168,946)	(59,538)	(207,348)

Net increase (decrease) in net assets from operations	$(217,412)	$(142,699)	$(215,206)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	V11	AC1	V17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,255,767	$26,331	$—
Expenses:
Mortality and expense risk charges	(1,001,915)	(24,474)	(12,084)
Distribution and administration charges	(329,640)	(7,473)	(4,935)

Net investment income (loss)	(75,788)	(5,616)	(17,019)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,128,993	(26,079)	(112,139)
Realized gain distributions	11,587,482	205,969	554,155

Net realized gains (losses)	12,716,475	179,890	442,016

Net change in unrealized appreciation (depreciation)	(20,812,031)	(628,435)	(825,045)

Net realized and change in unrealized gains (losses)	(8,095,556)	(448,545)	(383,029)

Net increase (decrease) in net assets from operations	$(8,171,344)	$(454,161)	$(400,048)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	V19	V20	V21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,904	$34,200	$28,071
Expenses:
Mortality and expense risk charges	(2,254)	(22,545)	(4,146)
Distribution and administration charges	(918)	(9,193)	(1,702)

Net investment income (loss)	3,732	2,462	22,223

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(443)	(30,832)	(665,797)
Realized gain distributions	52,215	230,605	366,163

Net realized gains (losses)	51,772	199,773	(299,634)

Net change in unrealized appreciation (depreciation)	(50,991)	(373,100)	(5,477)

Net realized and change in unrealized gains (losses)	781	(173,327)	(305,111)

Net increase (decrease) in net assets from operations	$4,513	$(170,865)	$(282,888)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MV1	MV2	MV3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$373,629	$808	$—
Expenses:
Mortality and expense risk charges	(242,970)	(8,002)	(19,784)
Distribution and administration charges	(99,121)	(3,264)	(8,079)

Net investment income (loss)	31,538	(10,458)	(27,863)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(154,564)	(18,312)	(96,667)
Realized gain distributions	879,619	176,859	492,435

Net realized gains (losses)	725,055	158,547	395,768

Net change in unrealized appreciation (depreciation)	(4,719,420)	(258,883)	(1,256,583)

Net realized and change in unrealized gains (losses)	(3,994,365)	(100,336)	(860,815)

Net increase (decrease) in net assets from operations	$(3,962,827)	$(110,794)	$(888,678)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MV4	J88	JF1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,844	$637,924	$4,174
Expenses:
Mortality and expense risk charges	(3,839)	(426,548)	(3,766)
Distribution and administration charges	(1,565)	(134,809)	(1,536)

Net investment income (loss)	1,440	76,567	(1,128)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,734)	(745,036)	(3,559)
Realized gain distributions	34,428	192,704	18,392

Net realized gains (losses)	32,694	(552,332)	14,833

Net change in unrealized appreciation (depreciation)	(51,552)	(5,124,239)	(65,713)

Net realized and change in unrealized gains (losses)	(18,858)	(5,676,571)	(50,880)

Net increase (decrease) in net assets from operations	$(17,418)	$(5,600,004)	$(52,008)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	JF0	J94	L11
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$29,894	$27,751	$757,777
Expenses:
Mortality and expense risk charges	(6,396)	(158,357)	(290,878)
Distribution and administration charges	(2,613)	(50,500)	(97,591)

Net investment income (loss)	20,885	(181,106)	369,308

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8,350)	757,228	(324,612)
Realized gain distributions	24,265	1,860,593	-

Net realized gains (losses)	15,915	2,617,821	(324,612)

Net change in unrealized appreciation (depreciation)	(134,285)	(5,428,171)	(4,504,637)

Net realized and change in unrealized gains (losses)	(118,370)	(2,810,350)	(4,829,249)

Net increase (decrease) in net assets from operations	$(97,485)	$(2,991,456)	$(4,459,941)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	L42	L16	L18
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$192	$143,912	$—
Expenses:
Mortality and expense risk charges	(1,922)	(25,152)	(218,360)
Distribution and administration charges	(785)	(10,279)	(80,280)

Net investment income (loss)	(2,515)	108,481	(298,640)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,182)	(61,433)	(887,952)
Realized gain distributions	13,010	8,060	2,343,551

Net realized gains (losses)	11,828	(53,373)	1,455,599

Net change in unrealized appreciation (depreciation)	(50,179)	(491,578)	(8,591,677)

Net realized and change in unrealized gains (losses)	(38,351)	(544,951)	(7,136,078)

Net increase (decrease) in net assets from operations	$(40,866)	$(436,470)	$(7,434,718)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	L17	L19	M07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$273,135	$34,435	$4,409,467
Expenses:
Mortality and expense risk charges	(341,166)	(7,630)	(3,178,286)
Distribution and administration charges	(117,914)	(3,116)	(471,757)

Net investment income (loss)	(185,945)	23,689	759,424

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(80,957)	(2,918)	3,268,913
Realized gain distributions	3,329,110	-	22,054,838

Net realized gains (losses)	3,248,153	(2,918)	25,323,751

Net change in unrealized appreciation (depreciation)	(7,114,413)	(69,026)	(57,966,295)

Net realized and change in unrealized gains (losses)	(3,866,260)	(71,944)	(32,642,544)

Net increase (decrease) in net assets from operations	$(4,052,205)	$(48,255)	$(31,883,120)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M35	M31	M80
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,380,331	$—	$—
Expenses:
Mortality and expense risk charges	(2,830,819)	(1,670,716)	(233,186)
Distribution and administration charges	(941,747)	(272,043)	(83,352)

Net investment income (loss)	(392,235)	(1,942,759)	(316,538)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,765,118	8,543,499	255,055
Realized gain distributions	20,103,455	15,416,482	2,437,088

Net realized gains (losses)	21,868,573	23,959,981	2,692,143

Net change in unrealized appreciation (depreciation)	(51,081,196)	(81,243,945)	(10,767,033)

Net realized and change in unrealized gains (losses)	(29,212,623)	(57,283,964)	(8,074,890)

Net increase (decrease) in net assets from operations	$(29,604,858)	$(59,226,723)	$(8,391,428)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M10	MF1	M41
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$331	$—	$—
Expenses:
Mortality and expense risk charges	(623)	(232,548)	(299,027)
Distribution and administration charges	(254)	(49,333)	(106,828)

Net investment income (loss)	(546)	(281,881)	(405,855)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(561)	(106,500)	(1,010,373)
Realized gain distributions	11,246	2,702,562	4,171,818

Net realized gains (losses)	10,685	2,596,062	3,161,445

Net change in unrealized appreciation (depreciation)	(21,734)	(10,241,852)	(12,447,237)

Net realized and change in unrealized gains (losses)	(11,049)	(7,645,790)	(9,285,792)

Net increase (decrease) in net assets from operations	$(11,595)	$(7,927,671)	$(9,691,647)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M05	M42	M89
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$8,219,295
Expenses:
Mortality and expense risk charges	(483,594)	(378,939)	(4,112,148)
Distribution and administration charges	(99,612)	(140,291)	(1,297,411)

Net investment income (loss)	(583,206)	(519,230)	2,809,736

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,168,965)	(3,057,346)	(7,046,075)
Realized gain distributions	12,184,285	11,770,527	3,890,850

Net realized gains (losses)	11,015,320	8,713,181	(3,155,225)

Net change in unrealized appreciation (depreciation)	(27,343,706)	(20,979,811)	(60,406,324)

Net realized and change in unrealized gains (losses)	(16,328,386)	(12,266,630)	(63,561,549)

Net increase (decrease) in net assets from operations	$(16,911,592)	$(12,785,860)	$(60,751,813)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M82	M44	M40
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$187,106	$2,019,881	$859,232
Expenses:
Mortality and expense risk charges	(1,209,480)	(1,027,623)	(471,154)
Distribution and administration charges	(397,921)	(179,417)	(166,012)

Net investment income (loss)	(1,420,295)	812,841	222,066

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,907,406	852,617	2,577,980
Realized gain distributions	12,446,519	3,201,586	1,510,731

Net realized gains (losses)	15,353,925	4,054,203	4,088,711

Net change in unrealized appreciation (depreciation)	(35,307,046)	(5,606,255)	(4,865,351)

Net realized and change in unrealized gains (losses)	(19,953,121)	(1,552,052)	(776,640)

Net increase (decrease) in net assets from operations	$(21,373,416)	$(739,211)	$(554,574)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M83	M08	MB6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,515,872	$1,021,892	$2,529,849
Expenses:
Mortality and expense risk charges	(2,254,290)	(1,089,832)	(2,794,586)
Distribution and administration charges	(650,711)	(378,449)	(443,151)

Net investment income (loss)	(389,129)	(446,389)	(707,888)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,995,162	2,664,354	8,749,387
Realized gain distributions	10,722,678	5,379,320	38,005,723

Net realized gains (losses)	16,717,840	8,043,674	46,755,110

Net change in unrealized appreciation (depreciation)	(32,201,874)	(15,755,297)	(91,952,019)

Net realized and change in unrealized gains (losses)	(15,484,034)	(7,711,623)	(45,196,909)

Net increase (decrease) in net assets from operations	$(15,873,163)	$(8,158,012)	$(45,904,797)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MB7	MC0	MA0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$407,351	$1,185,548	$2,683,932
Expenses:
Mortality and expense risk charges	(587,808)	(430,427)	(1,095,562)
Distribution and administration charges	(219,956)	(81,057)	(347,062)

Net investment income (loss)	(400,413)	674,064	1,241,308

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,252,985	(955,438)	(2,592,182)
Realized gain distributions	8,113,996	1,872,606	4,683,457

Net realized gains (losses)	9,366,981	917,168	2,091,275

Net change in unrealized appreciation (depreciation)	(18,750,226)	(8,984,978)	(22,191,034)

Net realized and change in unrealized gains (losses)	(9,383,245)	(8,067,810)	(20,099,759)

Net increase (decrease) in net assets from operations	$(9,783,658)	$(7,393,746)	$(18,858,451)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MC2	MC1	MC3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$285,147	$41,261	$445,796
Expenses:
Mortality and expense risk charges	(1,115,297)	(543,737)	(130,754)
Distribution and administration charges	(204,277)	(201,885)	(25,916)

Net investment income (loss)	(1,034,427)	(704,361)	289,126

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,497,337	452,346	(216,250)
Realized gain distributions	10,021,578	5,413,224	736,033

Net realized gains (losses)	13,518,915	5,865,570	519,783

Net change in unrealized appreciation (depreciation)	(32,593,049)	(15,645,751)	(3,560,455)

Net realized and change in unrealized gains (losses)	(19,074,134)	(9,780,181)	(3,040,672)

Net increase (decrease) in net assets from operations	$(20,108,561)	$(10,484,542)	$(2,751,546)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MA1	MC4	MC5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$457,505	$93,552	$7,993
Expenses:
Mortality and expense risk charges	(145,819)	(77,820)	(7,887)
Distribution and administration charges	(50,401)	(14,194)	(2,878)

Net investment income (loss)	261,285	1,538	(2,772)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(449,252)	(192,331)	(35,444)
Realized gain distributions	815,168	—	—

Net realized gains (losses)	365,916	(192,331)	(35,444)

Net change in unrealized appreciation (depreciation)	(3,705,487)	(1,162,413)	(103,809)

Net realized and change in unrealized gains (losses)	(3,339,571)	(1,354,744)	(139,253)

Net increase (decrease) in net assets from operations	$(3,078,286)	$(1,353,206)	$(142,025)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MC6	MC7	MC8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$76,073	$—	$409,010
Expenses:
Mortality and expense risk charges	(504,662)	(61,541)	(865,765)
Distribution and administration charges	(74,552)	(25,791)	(125,764)

Net investment income (loss)	(503,141)	(87,332)	(582,519)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,143,734	(6,476)	3,845,364
Realized gain distributions	4,617,669	752,173	6,085,828

Net realized gains (losses)	6,761,403	745,697	9,931,192

Net change in unrealized appreciation (depreciation)	(16,417,742)	(2,141,916)	(25,496,751)

Net realized and change in unrealized gains (losses)	(9,656,339)	(1,396,219)	(15,565,559)

Net increase (decrease) in net assets from operations	$(10,159,480)	$(1,483,551)	$(16,148,078)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MC9	MD0	M92
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$10,875	$647,269	$7,316,810
Expenses:
Mortality and expense risk charges	(44,221)	(368,773)	(4,664,796)
Distribution and administration charges	(13,949)	(58,510)	(1,466,580)

Net investment income (loss)	(47,295)	219,986	1,185,434

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	112,132	(547,787)	(6,758,842)
Realized gain distributions	316,522	1,947,374	25,620,636

Net realized gains (losses)	428,654	1,399,587	18,861,794

Net change in unrealized appreciation (depreciation)	(1,249,293)	(4,469,857)	(59,786,984)

Net realized and change in unrealized gains (losses)	(820,639)	(3,070,270)	(40,925,190)

Net increase (decrease) in net assets from operations	$(867,934)	$(2,850,284)	$(39,739,756)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M96	MD2	MA6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,110,176	$1,962,583	$1,836,572
Expenses:
Mortality and expense risk charges	(667,815)	(1,413,176)	(414,146)
Distribution and administration charges	(116,133)	(476,712)	(71,871)

Net investment income (loss)	326,228	72,695	1,350,555

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,672,784)	(3,265,493)	(1,088,107)
Realized gain distributions	—	—	—

Net realized gains (losses)	(1,672,784)	(3,265,493)	(1,088,107)

Net change in unrealized appreciation (depreciation)	(6,889,947)	(14,638,730)	(4,869,759)

Net realized and change in unrealized gains (losses)	(8,562,731)	(17,904,223)	(5,957,866)

Net increase (decrease) in net assets from operations	$(8,236,503)	$(17,831,528)	$(4,607,311)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MA3	M97	MD5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,366,142	$163,870	$46,415
Expenses:
Mortality and expense risk charges	(326,602)	(336,260)	(150,588)
Distribution and administration charges	(119,350)	(67,299)	(51,890)

Net investment income (loss)	920,190	(239,689)	(156,063)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(854,165)	250,133	(20,284)
Realized gain distributions	—	1,554,763	694,111

Net realized gains (losses)	(854,165)	1,804,896	673,827

Net change in unrealized appreciation (depreciation)	(3,776,806)	(7,095,916)	(2,988,713)

Net realized and change in unrealized gains (losses)	(4,630,971)	(5,291,020)	(2,314,886)

Net increase (decrease) in net assets from operations	$(3,710,781)	$(5,530,709)	$ (2,470,949)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M98	M93	MD6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$233,010	$318,787	$307,346
Expenses:
Mortality and expense risk charges	(371,921)	(796,095)	(3,663,826)
Distribution and administration charges	(64,865)	(276,311)	(579,591)

Net investment income (loss)	(203,776)	(753,619)	(3,936,071)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,667,648	2,709,247	12,041,401
Realized gain distributions	1,295,708	2,807,375	39,801,574

Net realized gains (losses)	2,963,356	5,516,622	51,842,975

Net change in unrealized appreciation (depreciation)	(12,708,627)	(24,223,758)	(122,381,230)

Net realized and change in unrealized gains (losses)	(9,745,271)	(18,707,136)	(70,538,255)

Net increase (decrease) in net assets from operations	$(9,949,047)	$(19,460,755)	$(74,474,326)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MB3	MD8	MD9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$419,698	$1,086,653
Expenses:
Mortality and expense risk charges	(371,368)	(445,069)	(1,169,526)
Distribution and administration charges	(145,766)	(70,328)	(395,607)

Net investment income (loss)	(517,134)	(95,699)	(478,480)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,165,718	—	—
Realized gain distributions	4,241,415	—	—

Net realized gains (losses)	5,407,133	—	—

Net change in unrealized appreciation (depreciation)	(12,783,721)	—	—

Net realized and change in unrealized gains (losses)	(7,376,588)	—	—

Net increase (decrease) in net assets from operations	$(7,893,722)	$(95,699)	$(478,480)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	ME2	ME3	MA5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$295,170	$489,575	$676,149
Expenses:
Mortality and expense risk charges	(189,953)	(380,570)	(239,276)
Distribution and administration charges	(41,044)	(134,942)	(43,083)

Net investment income (loss)	64,173	(25,937)	393,790

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	237,086	542,877	(304,110)
Realized gain distributions	358,301	685,352	189,809

Net realized gains (losses)	595,387	1,228,229	(114,301)

Net change in unrealized appreciation (depreciation)	(4,393,636)	(8,162,961)	(3,615,704)

Net realized and change in unrealized gains (losses)	(3,798,249)	(6,934,732)	(3,730,005)

Net increase (decrease) in net assets from operations	$(3,734,076)	$(6,960,669)	$(3,336,215)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MA7	ME4	MA2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$79,970	$—	$—
Expenses:
Mortality and expense risk charges	(32,414)	(186,673)	(87,075)
Distribution and administration charges	(10,992)	(41,388)	(34,794)

Net investment income (loss)	36,564	(228,061)	(121,869)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(95,406)	1,224,203	(25,587)
Realized gain distributions	26,015	1,339,341	951,931

Net realized gains (losses)	(69,391)	2,563,544	926,344

Net change in unrealized appreciation (depreciation)	(454,086)	(10,067,889)	(5,332,662)

Net realized and change in unrealized gains (losses)	(523,477)	(7,504,345)	(4,406,318)

Net increase (decrease) in net assets from operations	$(486,913)	$(7,732,406)	$(4,528,187)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF3	MF5	MF6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$219,437	$6,254,541	$19,953
Expenses:
Mortality and expense risk charges	(547,365)	(3,829,776)	(15,551)
Distribution and administration charges	(188,394)	(1,249,320)	(6,532)

Net investment income (loss)	(516,322)	1,175,445	(2,130)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,395,963)	(5,249,016)	12,894
Realized gain distributions	10,298,510	24,065,653	87,117

Net realized gains (losses)	8,902,547	18,816,637	100,011

Net change in unrealized appreciation (depreciation)	(18,551,313)	(81,294,342)	(546,648)

Net realized and change in unrealized gains (losses)	(9,648,766)	(62,477,705)	(446,637)

Net increase (decrease) in net assets from operations	$(10,165,088)	$(61,302,260)	$(448,767)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF7	MF9	MG1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$450,925	$3,626,149	$3,766,101
Expenses:
Mortality and expense risk charges	(500,744)	(3,294,756)	(1,143,584)
Distribution and administration charges	(178,924)	(1,068,478)	(370,289)

Net investment income (loss)	(228,743)	(737,085)	2,252,228

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	678,075	(1,228,957)	(474,624)
Realized gain distributions	2,422,765	31,119,454	5,612,539

Net realized gains (losses)	3,100,840	29,890,497	5,137,915

Net change in unrealized appreciation (depreciation)	(16,854,911)	(92,467,837)	(32,364,004)

Net realized and change in unrealized gains (losses)	(13,754,071)	(62,577,340)	(27,226,089)

Net increase (decrease) in net assets from operations	$(13,982,814)	$(63,314,425)	$(24,973,861)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF2	MG2	MG3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,855,379	$1,438,021	$195,625
Expenses:
Mortality and expense risk charges	(1,918,031)	(1,107,536)	(256,266)
Distribution and administration charges	(682,144)	(358,373)	(97,798)

Net investment income (loss)	255,204	(27,888)	(158,439)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,696,961)	(912,851)	731,190
Realized gain distributions	606,703	360,930	1,630,823

Net realized gains (losses)	(1,090,258)	(551,921)	2,362,013

Net change in unrealized appreciation (depreciation)	(8,781,940)	(5,099,680)	(4,599,556)

Net realized and change in unrealized gains (losses)	(9,872,198)	(5,651,601)	(2,237,543)

Net increase (decrease) in net assets from operations	$(9,616,994)	$(5,679,489)	$(2,395,982)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MG4	MG6	MG7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$147,792	$17,783,558	$38,211
Expenses:
Mortality and expense risk charges	(226,233)	(12,647,313)	(104,047)
Distribution and administration charges	(72,196)	(4,076,481)	(37,594)

Net investment income (loss)	(150,637)	1,059,764	(103,430)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	532,332	(7,421,797)	210,669
Realized gain distributions	1,553,505	112,456,484	2,016,433

Net realized gains (losses)	2,085,837	105,034,687	2,227,102

Net change in unrealized appreciation (depreciation)	(4,049,797)	(328,938,251)	(3,394,724)

Net realized and change in unrealized gains (losses)	(1,963,960)	(223,903,564)	(1,167,622)

Net increase (decrease) in net assets from operations	$(2,114,597)	$(222,843,800)	$(1,271,052)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	V46	V45	U43
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,106	$11,612	$28,518
Expenses:
Mortality and expense risk charges	(977)	(16,287)	(8,387)
Distribution and administration charges	(398)	(6,656)	(3,424)

Net investment income (loss)	1,731	(11,331)	16,707

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,178)	(19,644)	(10,103)
Realized gain distributions	1,843	191,333	60,322

Net realized gains (losses)	(335)	171,689	50,219

Net change in unrealized appreciation (depreciation)	(18,994)	(548,775)	(141,483)

Net realized and change in unrealized gains (losses)	(19,329)	(377,086)	(91,264)

Net increase (decrease) in net assets from operations	$(17,598)	$(388,417)	$(74,557)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	U41	V44	V43
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(11,141)	(209,806)	(62,898)
Distribution and administration charges	(4,548)	(75,906)	(21,616)

Net investment income (loss)	(15,689)	(285,712)	(84,514)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(16,906)	(13,619,178)	(3,612,468)
Realized gain distributions	235,370	12,783,300	2,835,060

Net realized gains (losses)	218,464	(835,878)	(777,408)

Net change in unrealized appreciation (depreciation)	(427,124)	(18,403,286)	(4,328,972)

Net realized and change in unrealized gains (losses)	(208,660)	(19,239,164)	(5,106,380)

Net increase (decrease) in net assets from operations	$(224,349)	$(19,524,876)	$(5,190,894)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	O19	O23	O20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$113,303	$—
Expenses:
Mortality and expense risk charges	(158,187)	(141,213)	(130,263)
Distribution and administration charges	(63,182)	(45,194)	(45,699)

Net investment income (loss)	(221,369)	(73,104)	(175,962)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	104,970	216,786	(147,759)
Realized gain distributions	4,432,800	748,565	1,864,894

Net realized gains (losses)	4,537,770	965,351	1,717,135

Net change in unrealized appreciation (depreciation)	(9,577,166)	(3,535,610)	(6,151,303)

Net realized and change in unrealized gains (losses)	(5,039,396)	(2,570,259)	(4,434,168)

Net increase (decrease) in net assets from operations	$(5,260,765)	$(2,643,363)	$(4,610,130)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	O21	O04	PH2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,268,199	$10,456	$2,834
Expenses:
Mortality and expense risk charges	(1,475,857)	(51,851)	(3,574)
Distribution and administration charges	(543,026)	(21,394)	(949)

Net investment income (loss)	(750,684)	(62,789)	(1,689)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,015,482)	99,516	(44,429)
Realized gain distributions	44,073,858	489,897	75,383

Net realized gains (losses)	43,058,376	589,413	30,954

Net change in unrealized appreciation (depreciation)	(72,417,880)	(1,387,168)	(107,503)

Net realized and change in unrealized gains (losses)	(29,359,504)	(797,755)	(76,549)

Net increase (decrease) in net assets from operations	$(30,110,188)	$(860,544)	$(78,238)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P08	PC0	P70
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,145,260	$895,307	$531,550
Expenses:
Mortality and expense risk charges	(185,097)	(142,650)	(23,928)
Distribution and administration charges	(63,921)	(45,914)	(9,657)

Net investment income (loss)	896,242	706,743	497,965

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(83,548)	48,836	118,930
Realized gain distributions	1,217,916	942,570	—

Net realized gains (losses)	1,134,368	991,406	118,930

Net change in unrealized appreciation (depreciation)	(4,238,967)	(3,468,013)	(595,931)

Net realized and change in unrealized gains (losses)	(3,104,599)	(2,476,607)	(477,001)

Net increase (decrease) in net assets from operations	$(2,208,357)	$(1,769,864)	$20,964

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P10	PK8	P20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,422,540	$265,877	$5,298
Expenses:
Mortality and expense risk charges	(241,872)	(68,762)	(1,329)
Distribution and administration charges	(81,338)	(25,330)	(445)

Net investment income (loss)	4,099,330	171,785	3,524

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,555,842	(205,986)	(5,254)
Realized gain distributions	—	—	—

Net realized gains (losses)	2,555,842	(205,986)	(5,254)

Net change in unrealized appreciation (depreciation)	(3,849,403)	(1,106,164)	(21,849)

Net realized and change in unrealized gains (losses)	(1,293,561)	(1,312,150)	(27,103)

Net increase (decrease) in net assets from operations	$2,805,769	$(1,140,365)	$(23,579)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	PM5	PD6	P06
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,712	$5,710,811	$1,777,570
Expenses:
Mortality and expense risk charges	(3,972)	(3,711,747)	(322,608)
Distribution and administration charges	(1,623)	(1,175,947)	(110,239)

Net investment income (loss)	1,117	823,117	1,344,723

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,461)	(8,548,883)	102,235
Realized gain distributions	176	54,312,572	—

Net realized gains (losses)	(4,285)	45,763,689	102,235

Net change in unrealized appreciation (depreciation)	(51,197)	(118,112,593)	(5,177,382)

Net realized and change in unrealized gains (losses)	(55,482)	(72,348,904)	(5,075,147)

Net increase (decrease) in net assets from operations	$(54,365)	$(71,525,787)	$(3,730,424)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P07	P68	PI3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,696,857	$128,156	$157,104
Expenses:
Mortality and expense risk charges	(1,319,325)	(43,398)	(130,090)
Distribution and administration charges	(456,790)	(17,744)	(41,931)

Net investment income (loss)	920,742	67,014	(14,917)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,455,175)	(144,986)	(303,239)
Realized gain distributions	—	—	—

Net realized gains (losses)	(2,455,175)	(144,986)	(303,239)

Net change in unrealized appreciation (depreciation)	(17,231,919)	(792,866)	167,697

Net realized and change in unrealized gains (losses)	(19,687,094)	(937,852)	(135,542)

Net increase (decrease) in net assets from operations	$(18,766,352)	$(870,838)	$(150,459)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P72	P88	P93
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$237,756	$35,072	$11,350
Expenses:
Mortality and expense risk charges	(200,503)	(36,456)	(9,955)
Distribution and administration charges	(65,814)	(14,892)	(4,065)

Net investment income (loss)	(28,561)	(16,276)	(2,670)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	429,351	(57,485)	(10,171)
Realized gain distributions	1,377,439	307,780	78,632

Net realized gains (losses)	1,806,790	250,295	68,461

Net change in unrealized appreciation (depreciation)	(2,601,585)	(992,122)	(245,440)

Net realized and change in unrealized gains (losses)	(794,795)	(741,827)	(176,979)

Net increase (decrease) in net assets from operations	$(823,356)	$(758,103)	$(179,649)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P89	P95	P79
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,451	$30,779	$19,402
Expenses:
Mortality and expense risk charges	(14,024)	(6,567)	(29,570)
Distribution and administration charges	(5,732)	(2,683)	(12,091)

Net investment income (loss)	(13,305)	21,529	(22,259)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(27,394)	(19,596)	(28,340)
Realized gain distributions	146,396	—	242,867

Net realized gains (losses)	119,002	(19,596)	214,527

Net change in unrealized appreciation (depreciation)	(204,882)	(115,250)	(932,496)

Net realized and change in unrealized gains (losses)	(85,880)	(134,846)	(717,969)

Net increase (decrease) in net assets from operations	$(99,185)	$(113,317)	$(740,228)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P80	P81	TBD
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$779	$—
Expenses:
Mortality and expense risk charges	(2,955)	(1,894)	(26,186)
Distribution and administration charges	(1,206)	(773)	(10,693)

Net investment income (loss)	(4,161)	(1,888)	(36,879)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(21,169)	(4,757)	(35,761)
Realized gain distributions	66,492	21,675	219,041

Net realized gains (losses)	45,323	16,918	183,280

Net change in unrealized appreciation (depreciation)	(151,374)	(50,692)	(1,437,827)

Net realized and change in unrealized gains (losses)	(106,051)	(33,774)	(1,254,547)

Net increase (decrease) in net assets from operations	$(110,212)	$(35,662)	$(1,291,426)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	TBE	TBF	TP1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$27,510	$—	$8,568
Expenses:
Mortality and expense risk charges	(12,615)	(18,479)	(6,895)
Distribution and administration charges	(5,151)	(7,541)	(2,813)

Net investment income (loss)	9,744	(26,020)	(1,140)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	99	(48,253)	(3,010)
Realized gain distributions	100,800	52,021	605

Net realized gains (losses)	100,899	3,768	(2,405)

Net change in unrealized appreciation (depreciation)	(164,931)	(106,242)	(133,794)

Net realized and change in unrealized gains (losses)	(64,032)	(102,474)	(136,199)

Net increase (decrease) in net assets from operations	$(54,288)	$(128,494)	$(137,339)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	TP2	TP3	TP4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$11,096	$27,043	$5,778
Expenses:
Mortality and expense risk charges	(4,575)	(10,072)	(2,579)
Distribution and administration charges	(1,864)	(4,105)	(1,050)

Net investment income (loss)	4,657	12,866	2,149

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,028)	(13,303)	(2,280)
Realized gain distributions	12,128	30,310	3,011

Net realized gains (losses)	10,100	17,007	731

Net change in unrealized appreciation (depreciation)	(64,408)	(105,917)	(31,595)

Net realized and change in unrealized gains (losses)	(54,308)	(88,910)	(30,864)

Net increase (decrease) in net assets from operations	$(49,651)	$(76,044)	$(28,715)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	TP5	W41	W42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$59,459	$—	$—
Expenses:
Mortality and expense risk charges	(29,051)	(2,517)	(462)
Distribution and administration charges	(11,851)	(771)	(148)

Net investment income (loss)	18,557	(3,288)	(610)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(37,221)	(46,819)	(1,362)
Realized gain distributions	53,066	97,714	12,090

Net realized gains (losses)	15,845	50,895	10,728

Net change in unrealized appreciation (depreciation)	(427,538)	(137,536)	(26,468)

Net realized and change in unrealized gains (losses)	(411,693)	(86,641)	(15,740)

Net increase (decrease) in net assets from operations	$(393,136)	$(89,929)	$(16,350)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

W50
Sub-Account
Income:
Dividend income	$18,792
Expenses:
Mortality and expense risk charges	(9,393)
Distribution and administration charges	(3,841)

Net investment income (loss)	5,558

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(49,036)
Realized gain distributions	—

Net realized gains (losses)	(49,036)

Net change in unrealized appreciation (depreciation)	(188,915)

Net realized and change in unrealized gains (losses)	(237,951)

Net increase (decrease) in net assets from operations	$(232,393)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AL1 Sub-Account		AO5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$469,443	$(511,199)	$510,992	$(37,361)
Net realized gains (losses)	2,496,614	740,504	16,911,101	2,333,124
Net change in unrealized appreciation/(depreciation)	(10,485,237)	3,853,779	(30,283,861)	2,729,538

Increase (decrease) in net assets from operations	(7,519,180)	4,083,084	(12,861,768)	5,025,301

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,066,115	2,054,482	432,917	732,547
Transfers between Sub-Accounts (including the Fixed Account), net	875,483	(966,079)	1,883,991	(1,048,076)
Withdrawals, surrenders, annuitizations and contract charges	(3,900,121)	(4,697,226)	(7,676,266)	(8,529,896)

Net accumulation activity	(1,958,523)	(3,608,823)	(5,359,358)	(8,845,425)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,958,523)	(3,608,823)	(5,359,358)	(8,845,425)

Total increase (decrease) in net assets	(9,477,703)	474,261	(18,221,126)	(3,820,124)
Net assets at beginning of year	37,656,065	37,181,804	66,586,510	70,406,634

Net assets at end of year	$28,178,362	$37,656,065	$48,365,384	$66,586,510

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A71 Sub-Account		AM2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$23	$(834)	$(54,472)	$(69,167)
Net realized gains (losses)	82,683	619	542,354	597,044
Net change in unrealized appreciation/(depreciation)	(105,356)	13,491	(1,701,476)	(262,094)

Increase (decrease) in net assets from operations	(22,650)	13,276	(1,213,594)	265,783

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	281,850	339,221	42,428	22,932
Transfers between Sub-Accounts (including the Fixed Account), net	37,473	17,024	254,698	195,311
Withdrawals, surrenders, annuitizations and contract charges	(28,031)	(1,532)	(295,499)	(430,954)

Net accumulation activity	291,292	354,713	1,627	(212,711)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	291,292	354,713	1,627	(212,711)

Total increase (decrease) in net assets	268,642	367,989	(1,211,967)	53,072
Net assets at beginning of year	367,989	—	4,219,091	4,166,019

Net assets at end of year	$636,631	$367,989	$3,007,124	$4,219,091

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A98 Sub-Account		AC4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$532,633	$(6,944)	$(107,438)	$(70,886)
Net realized gains (losses)	(51,731)	600,612	1,128,922	676,292
Net change in unrealized appreciation/(depreciation)	(4,448,256)	1,738,458	(4,143,179)	920,001

Increase (decrease) in net assets from operations	(3,967,354)	2,332,126	(3,121,695)	1,525,407

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	350,894	327,627	2,893,603	7,138,989
Transfers between Sub-Accounts (including the Fixed Account), net	(194,019)	838,106	51,291	(211,122)
Withdrawals, surrenders, annuitizations and contract charges	(2,517,863)	(3,470,623)	(291,909)	(191,760)

Net accumulation activity	(2,360,988)	(2,304,890)	2,652,985	6,736,107

Annuitization Activity:
Annuitizations	—	9,032	—	—
Annuity payments and contract charges	(19,584)	(15,331)	—	—
Adjustments to annuity reserves	(835)	(363)	—	—

Net annuitization activity	(20,419)	(6,662)	—	—

Net increase (decrease) from contract owner transactions	(2,381,407)	(2,311,552)	2,652,985	6,736,107

Total increase (decrease) in net assets	(6,348,761)	20,574	(468,710)	8,261,514
Net assets at beginning of year	26,386,762	26,366,188	9,353,531	1,092,017

Net assets at end of year	$20,038,001	$26,386,762	$8,884,821	$9,353,531

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A19 Sub-Account		A74 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(16,534)	$(2,083)	$(102,884)	$(150,268)
Net realized gains (losses)	780,615	7,587	2,785,394	567,336
Net change in unrealized appreciation/(depreciation)	(1,272,922)	(11,217)	(5,545,769)	3,626,367

Increase (decrease) in net assets from operations	(508,841)	(5,713)	(2,863,259)	4,043,435

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,246,938	748,225	922,027	3,749,009
Transfers between Sub-Accounts (including the Fixed Account), net	446,492	25,397	1,345,994	(1,648,041)
Withdrawals, surrenders, annuitizations and contract charges	(27,883)	(2,524)	(1,259,175)	(1,638,664)

Net accumulation activity	1,665,547	771,098	1,008,846	462,304

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,006)	(2,072)
Adjustments to annuity reserves	—	—	(153)	609

Net annuitization activity	—	—	(2,159)	(1,463)

Net increase (decrease) from contract owner transactions	1,665,547	771,098	1,006,687	460,841

Total increase (decrease) in net assets	1,156,706	765,385	(1,856,572)	4,504,276
Net assets at beginning of year	765,385	—	16,810,572	12,306,296

Net assets at end of year	$1,922,091	$765,385	$14,954,000	$16,810,572

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AP0 Sub-Account		AQ1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(273,007)	$(187,339)	$6,051	$6,393
Net realized gains (losses)	3,342,086	2,396,573	1,029,685	103,898
Net change in unrealized appreciation/(depreciation)	(12,285,927)	666,497	(2,960,993)	760,584

Increase (decrease) in net assets from operations	(9,216,848)	2,875,731	(1,925,257)	870,875

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,439,583	17,474,841	3,598,624	6,708,521
Transfers between Sub-Accounts (including the Fixed Account), net	3,151,254	1,903,031	1,675,361	1,853,842
Withdrawals, surrenders, annuitizations and contract charges	(859,200)	(619,371)	(403,472)	(89,150)

Net accumulation activity	8,731,637	18,758,501	4,870,513	8,473,213

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	8,731,637	18,758,501	4,870,513	8,473,213

Total increase (decrease) in net assets	(485,211)	21,634,232	2,945,256	9,344,088
Net assets at beginning of year	26,106,356	4,472,124	9,831,200	487,112

Net assets at end of year	$25,621,145	$26,106,356	$12,776,456	$9,831,200

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AQ2 Sub-Account		AS3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$12,184	$32,017	$322,924	$151,389
Net realized gains (losses)	207,768	3,137	3,721,951	490,450
Net change in unrealized appreciation/(depreciation)	(668,144)	(115,841)	(9,463,957)	865,835

Increase (decrease) in net assets from operations	(448,192)	(80,687)	(5,419,082)	1,507,674

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	477,709	1,736,377	23,507,424	25,857,852
Transfers between Sub-Accounts (including the Fixed Account), net	455,285	271,522	713,824	2,782,989
Withdrawals, surrenders, annuitizations and contract charges	(64,828)	(18,589)	(1,255,347)	(416,041)

Net accumulation activity	868,166	1,989,310	22,965,901	28,224,800

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	868,166	1,989,310	22,965,901	28,224,800

Total increase (decrease) in net assets	419,974	1,908,623	17,546,819	29,732,474
Net assets at beginning of year	2,010,502	101,879	31,697,953	1,965,479

Net assets at end of year	$2,430,476	$2,010,502	$49,244,772	$31,697,953

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AS6 Sub-Account		AQ3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(48,528)	$(36,504)	$(105)	$(3,605)
Net realized gains (losses)	656,203	176,923	145,385	37,949
Net change in unrealized appreciation/(depreciation)	(2,555,160)	233,340	(599,694)	(42,315)

Increase (decrease) in net assets from operations	(1,947,485)	373,759	(454,414)	(7,971)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,113,569	3,762,338	365,191	1,198,011
Transfers between Sub-Accounts (including the Fixed Account), net	922,477	1,573,066	204,902	237,558
Withdrawals, surrenders, annuitizations and contract charges	(224,911)	(124,246)	(51,211)	(25,676)

Net accumulation activity	2,811,135	5,211,158	518,882	1,409,893

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,811,135	5,211,158	518,882	1,409,893

Total increase (decrease) in net assets	863,650	5,584,917	64,468	1,401,922
Net assets at beginning of year	6,483,683	898,766	1,782,982	381,060

Net assets at end of year	$7,347,333	$6,483,683	$1,847,450	$1,782,982

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AX1 Sub-Account		B21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(45,221)	$3,371	$62,941	$34,307
Net realized gains (losses)	(28,024)	127,773	(66,819)	166,298
Net change in unrealized appreciation/(depreciation)	(453,524)	(32,063)	(700,822)	(160,243)

Increase (decrease) in net assets from operations	(526,769)	99,081	(704,700)	40,362

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,423,096	1,897,964	4,278,931	2,197,824
Transfers between Sub-Accounts (including the Fixed Account), net	534,271	553,567	314,788	193,822
Withdrawals, surrenders, annuitizations and contract charges	(103,223)	(16,071)	(230,292)	(3,504)

Net accumulation activity	2,854,144	2,435,460	4,363,427	2,388,142

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,854,144	2,435,460	4,363,427	2,388,142

Total increase (decrease) in net assets	2,327,375	2,534,541	3,658,727	2,428,504
Net assets at beginning of year	2,700,565	166,024	2,428,504	—

Net assets at end of year	$5,027,940	$2,700,565	$6,087,231	$2,428,504

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	B19 Sub-Account		B20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(14,699)	$(2,145)	$2,419	$49
Net realized gains (losses)	(30,813)	110,545	85,910	13,351
Net change in unrealized appreciation/(depreciation)	(486,514)	(94,619)	(113,017)	(9,174)

Increase (decrease) in net assets from operations	(532,026)	13,781	(24,688)	4,226

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,193,974	661,462	567,747	154,132
Transfers between Sub-Accounts (including the Fixed Account), net	170,282	45,848	167,926	24,539
Withdrawals, surrenders, annuitizations and contract charges	(110,694)	(2,835)	(13,522)	(1,741)

Net accumulation activity	1,253,562	704,475	722,151	176,930

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,253,562	704,475	722,151	176,930

Total increase (decrease) in net assets	721,536	718,256	697,463	181,156
Net assets at beginning of year	718,256	—	181,156	—

Net assets at end of year	$1,439,792	$718,256	$878,619	$181,156

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	B18 Sub-Account		B22 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(5,174,707)	$(3,241,969)	$(3,487)	$(905)
Net realized gains (losses)	(5,359,449)	71,881,278	10,215	30,122
Net change in unrealized appreciation/(depreciation)	(55,344,906)	(50,049,079)	(150,595)	(24,230)

Increase (decrease) in net assets from operations	(65,879,062)	18,590,230	(143,867)	4,987

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,286,354	14,681,873	268,893	278,971
Transfers between Sub-Accounts (including the Fixed Account), net	(315,790)	4,334,834	20,997	(1,004)
Withdrawals, surrenders, annuitizations and contract charges	(40,633,979)	(50,856,751)	(5,001)	(1,770)

Net accumulation activity	(34,663,415)	(31,840,044)	284,889	276,197

Annuitization Activity:
Annuitizations	288,941	94,409	—	—
Annuity payments and contract charges	(73,016)	(44,368)	—	—
Adjustments to annuity reserves	18,364	1,894	—	—

Net annuitization activity	234,289	51,935	—	—

Net increase (decrease) from contract owner transactions	(34,429,126)	(31,788,109)	284,889	276,197

Total increase (decrease) in net assets	(100,308,188)	(13,197,879)	141,022	281,184
Net assets at beginning of year	387,539,634	400,737,513	281,184	—

Net assets at end of year	$287,231,446	$387,539,634	$422,206	$281,184

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	B23 Sub-Account		L33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$4,125	$4	$(15,255)	$(6,636)
Net realized gains (losses)	(4,966)	(142)	62,590	121,989
Net change in unrealized appreciation/(depreciation)	(54,778)	(295)	(459,009)	(7,347)

Increase (decrease) in net assets from operations	(55,619)	(433)	(411,674)	108,006

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	403,842	197,223	297,083	909,371
Transfers between Sub-Accounts (including the Fixed Account), net	19,402	30,807	572,014	152,935
Withdrawals, surrenders, annuitizations and contract charges	(5,702)	(294)	(59,414)	(9,765)

Net accumulation activity	417,542	227,736	809,683	1,052,541

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	417,542	227,736	809,683	1,052,541

Total increase (decrease) in net assets	361,923	227,303	398,009	1,160,547
Net assets at beginning of year	227,303	—	1,216,470	55,923

Net assets at end of year	$589,226	$227,303	$1,614,479	$1,216,470

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	L34 Sub-Account		L35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(632)	$(17)	$1,488	$2,639
Net realized gains (losses)	13,784	2,600	73,825	32,841
Net change in unrealized appreciation/(depreciation)	(45,071)	673	(165,221)	(1,217)

Increase (decrease) in net assets from operations	(31,919)	3,256	(89,908)	34,263

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	178,846	131,136	228,065	629,996
Transfers between Sub-Accounts (including the Fixed Account), net	38,646	6,246	183,132	73,504
Withdrawals, surrenders, annuitizations and contract charges	(7,511)	(2,140)	(40,945)	(3,707)

Net accumulation activity	209,981	135,242	370,252	699,793

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	209,981	135,242	370,252	699,793

Total increase (decrease) in net assets	178,062	138,498	280,344	734,056
Net assets at beginning of year	138,498	—	734,056	—

Net assets at end of year	$316,560	$138,498	$1,014,400	$734,056

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C71 Sub-Account		C59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(1,140)	$(762)	$(1,101)	$(1,324)
Net realized gains (losses)	34,860	22	1,174	5,143
Net change in unrealized appreciation/(depreciation)	(44,809)	9,453	(28,358)	15,530

Increase (decrease) in net assets from operations	(11,089)	8,713	(28,285)	19,349

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	115	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(530)	77,711	8,917	(5,850)
Withdrawals, surrenders, annuitizations and contract charges	(3,135)	(1,056)	(960)	(1,022)

Net accumulation activity	(3,550)	76,655	7,957	(6,872)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(3,550)	76,655	7,957	(6,872)

Total increase (decrease) in net assets	(14,639)	85,368	(20,328)	12,477
Net assets at beginning of year	107,322	21,954	85,976	73,499

Net assets at end of year	$92,683	$107,322	$65,648	$85,976

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C60 Sub-Account		C89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(777,885)	$(980,867)	$(670)	$(992)
Net realized gains (losses)	4,895,192	10,053,798	13,626	31,209
Net change in unrealized appreciation/(depreciation)	(22,861,261)	4,482,167	(28,424)	(19,224)

Increase (decrease) in net assets from operations	(18,743,954)	13,555,098	(15,468)	10,993

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	699,546	992,208	31,900	—
Transfers between Sub-Accounts (including the Fixed Account), net	7,710,558	(5,832,731)	(441)	(78,672)
Withdrawals, surrenders, annuitizations and contract charges	(5,328,988)	(7,534,716)	(31,901)	—

Net accumulation activity	3,081,116	(12,375,239)	(442)	(78,672)

Annuitization Activity:
Annuitizations	—	15,965	—	—
Annuity payments and contract charges	(50,144)	(49,019)	—	—
Adjustments to annuity reserves	143	(612)	—	—

Net annuitization activity	(50,001)	(33,666)	—	—

Net increase (decrease) from contract owner transactions	3,031,115	(12,408,905)	(442)	(78,672)

Total increase (decrease) in net assets	(15,712,839)	1,146,193	(15,910)	(67,679)
Net assets at beginning of year	56,678,746	55,532,553	54,924	122,603

Net assets at end of year	$40,965,907	$56,678,746	$39,014	$54,924

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C90 Sub-Account		C58 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(245,362)	$(299,348)	$(35,129)	$(27,148)
Net realized gains (losses)	1,073,149	1,976,851	175,207	213,158
Net change in unrealized appreciation/(depreciation)	(5,926,809)	981,857	(877,302)	166,491

Increase (decrease) in net assets from operations	(5,099,022)	2,659,360	(737,224)	352,501

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	106,159	124,574	50,853	35,138
Transfers between Sub-Accounts (including the Fixed Account), net	2,181,494	(565,161)	(110,387)	386,162
Withdrawals, surrenders, annuitizations and contract charges	(1,314,376)	(1,988,826)	(439,793)	(568,441)

Net accumulation activity	973,277	(2,429,413)	(499,327)	(147,141)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(9,115)	(9,553)	—	—
Adjustments to annuity reserves	(1,134)	1,387	—	—

Net annuitization activity	(10,249)	(8,166)	—	—

Net increase (decrease) from contract owner transactions	963,028	(2,437,579)	(499,327)	(147,141)

Total increase (decrease) in net assets	(4,135,994)	221,781	(1,236,551)	205,360
Net assets at beginning of year	17,356,850	17,135,069	4,621,818	4,416,458

Net assets at end of year	$13,220,856	$17,356,850	$3,385,267	$4,621,818

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C91 Sub-Account		C92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(59,606)	$(29,023)	$(64,237)	$(8,808)
Net realized gains (losses)	90,040	32,859	(49,081)	2,006
Net change in unrealized appreciation/(depreciation)	(179,735)	232,290	(844,438)	76,587

Increase (decrease) in net assets from operations	(149,301)	236,126	(957,756)	69,785

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,239,503	3,888,203	3,944,782	2,810,112
Transfers between Sub-Accounts (including the Fixed Account), net	(178,840)	528,390	940,272	159,004
Withdrawals, surrenders, annuitizations and contract charges	(202,501)	(43,292)	(147,915)	(12,629)

Net accumulation activity	858,162	4,373,301	4,737,139	2,956,487

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	858,162	4,373,301	4,737,139	2,956,487

Total increase (decrease) in net assets	708,861	4,609,427	3,779,383	3,026,272
Net assets at beginning of year	4,749,647	140,220	3,026,272	—

Net assets at end of year	$5,458,508	$4,749,647	$6,805,655	$3,026,272

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FD7 Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(579,174)	$(1,040,445)	$(1,626,071)	$(2,392,751)
Net realized gains (losses)	9,026,449	15,882,303	10,459,021	33,843,554
Net change in unrealized appreciation/(depreciation)	(30,662,645)	2,363,116	(48,393,317)	1,902,074

Increase (decrease) in net assets from operations	(22,215,370)	17,204,974	(39,560,367)	33,352,877

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	498,705	1,655,927	1,254,655	1,945,365
Transfers between Sub-Accounts (including the Fixed Account), net	2,246,686	1,345,552	13,101,517	(15,111,581)
Withdrawals, surrenders, annuitizations and contract charges	(11,083,124)	(14,572,755)	(13,263,076)	(18,783,816)

Net accumulation activity	(8,337,733)	(11,571,276)	1,093,096	(31,950,032)

Annuitization Activity:
Annuitizations	—	227,202	221,954	57,764
Annuity payments and contract charges	(25,990)	(25,807)	(66,774)	(47,604)
Adjustments to annuity reserves	1,026	(2,484)	(19,601)	13,346

Net annuitization activity	(24,964)	198,911	135,579	23,506

Net increase (decrease) from contract owner transactions	(8,362,697)	(11,372,365)	1,228,675	(31,926,526)

Total increase (decrease) in net assets	(30,578,067)	5,832,609	(38,331,692)	1,426,351
Net assets at beginning of year	117,791,565	111,958,956	143,633,704	142,207,353

Net assets at end of year	$87,213,498	$117,791,565	$105,302,012	$143,633,704

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F88 Sub-Account		FB9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$2,535	$(23,132)	$13,678	$(103,896)
Net realized gains (losses)	85,212	224,080	796,205	920,422
Net change in unrealized appreciation/(depreciation)	(361,475)	(119,902)	(2,413,662)	(206,763)

Increase (decrease) in net assets from operations	(273,728)	81,046	(1,603,779)	609,763

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	15,881	71,873	84,949	101,642
Transfers between Sub-Accounts (including the Fixed Account), net	(54,449)	(356,884)	34,855	(31,160)
Withdrawals, surrenders, annuitizations and contract charges	(152,019)	(486,394)	(1,469,928)	(2,723,364)

Net accumulation activity	(190,587)	(771,405)	(1,350,124)	(2,652,882)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(190,587)	(771,405)	(1,350,124)	(2,652,882)

Total increase (decrease) in net assets	(464,315)	(690,359)	(2,953,903)	(2,043,119)
Net assets at beginning of year	1,871,006	2,561,365	10,300,644	12,343,763

Net assets at end of year	$1,406,691	$1,871,006	$7,346,741	$10,300,644

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F15 Sub-Account		F41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$32,320	$(168,612)	$(862,777)	$(1,010,687)
Net realized gains (losses)	1,744,467	2,336,747	4,341,878	17,116,091
Net change in unrealized appreciation/(depreciation)	(4,859,023)	(718,219)	(15,219,169)	(9,393)

Increase (decrease) in net assets from operations	(3,082,236)	1,449,916	(11,740,068)	16,096,011

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	382,716	180,255	958,442	1,159,808
Transfers between Sub-Accounts (including the Fixed Account), net	(630,743)	(636,704)	(722,211)	(7,628,144)
Withdrawals, surrenders, annuitizations and contract charges	(1,659,350)	(3,749,549)	(7,674,289)	(10,136,675)

Net accumulation activity	(1,907,377)	(4,205,998)	(7,438,058)	(16,605,011)

Annuitization Activity:
Annuitizations	—	—	7,032	76,760
Annuity payments and contract charges	—	—	(37,762)	(34,677)
Adjustments to annuity reserves	—	—	6,743	(2,869)

Net annuitization activity	—	—	(23,987)	39,214

Net increase (decrease) from contract owner transactions	(1,907,377)	(4,205,998)	(7,462,045)	(16,565,797)

Total increase (decrease) in net assets	(4,989,613)	(2,756,082)	(19,202,113)	(469,786)
Net assets at beginning of year	18,476,600	21,232,682	74,742,720	75,212,506

Net assets at end of year	$13,486,987	$18,476,600	$55,540,607	$74,742,720

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FE3 Sub-Account		F17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$743,346	$(1,536,815)	$(4,062)	$(413)
Net realized gains (losses)	7,454,224	(1,220,435)	(7,066)	21,558
Net change in unrealized appreciation/(depreciation)	(26,785,329)	8,617,938	(47,646)	16,511

Increase (decrease) in net assets from operations	(18,587,759)	5,860,688	(58,774)	37,656

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,660,519	2,319,161	603,116	534,480
Transfers between Sub-Accounts (including the Fixed Account), net	(9,412,578)	9,751,655	36,425	(2,350)
Withdrawals, surrenders, annuitizations and contract charges	(19,426,581)	(25,892,000)	(22,170)	(3,272)

Net accumulation activity	(27,178,640)	(13,821,184)	617,371	528,858

Annuitization Activity:
Annuitizations	56,497	75,349	—	—
Annuity payments and contract charges	(40,135)	(25,231)	—	—
Adjustments to annuity reserves	25,736	(14)	—	—

Net annuitization activity	42,098	50,104	—	—

Net increase (decrease) from contract owner transactions	(27,136,542)	(13,771,080)	617,371	528,858

Total increase (decrease) in net assets	(45,724,301)	(7,910,392)	558,597	566,514
Net assets at beginning of year	204,264,220	212,174,612	566,514	—

Net assets at end of year	$158,539,919	$204,264,220	$1,125,111	$566,514

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F18 Sub-Account		F19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(922)	$52	$22,888	$2,806
Net realized gains (losses)	(1,917)	11,427	337,439	18,390
Net change in unrealized appreciation/(depreciation)	(33,116)	(6,906)	(750,216)	71,321

Increase (decrease) in net assets from operations	(35,955)	4,573	(389,889)	92,517

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	115,060	121,291	2,523,135	1,957,325
Transfers between Sub-Accounts (including the Fixed Account), net	74,709	9,318	787,573	217,979
Withdrawals, surrenders, annuitizations and contract charges	(4,137)	(85)	(83,566)	(17,446)

Net accumulation activity	185,632	130,524	3,227,142	2,157,858

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	185,632	130,524	3,227,142	2,157,858

Total increase (decrease) in net assets	149,677	135,097	2,837,253	2,250,375
Net assets at beginning of year	135,097	—	2,352,109	101,734

Net assets at end of year	$284,774	$135,097	$5,189,362	$2,352,109

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T21 Sub-Account		S23 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$135,260	$(166,004)	$2,071	$(426)
Net realized gains (losses)	1,641,909	2,124,489	11,631	(1,806)
Net change in unrealized appreciation/(depreciation)	(6,219,082)	(3,327,441)	(63,804)	(6,891)

Increase (decrease) in net assets from operations	(4,441,913)	(1,368,956)	(50,102)	(9,123)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	297,231	448,306	168,851	158,160
Transfers between Sub-Accounts (including the Fixed Account), net	1,351,239	3,023,741	38,433	46,002
Withdrawals, surrenders, annuitizations and contract charges	(1,911,901)	(2,620,705)	(4,454)	(408)

Net accumulation activity	(263,431)	851,342	202,830	203,754

Annuitization Activity:
Annuitizations	3,005	554	—	—
Annuity payments and contract charges	(5,570)	(5,674)	—	—
Adjustments to annuity reserves	1,757	(1,007)	—	—

Net annuitization activity	(808)	(6,127)	—	—

Net increase (decrease) from contract owner transactions	(264,239)	845,215	202,830	203,754

Total increase (decrease) in net assets	(4,706,152)	(523,741)	152,728	194,631
Net assets at beginning of year	19,016,638	19,540,379	194,631	—

Net assets at end of year	$14,310,486	$19,016,638	$347,359	$194,631

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T20 Sub-Account		FE6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$719,623	$50,121	$(1,873)	$24,562
Net realized gains (losses)	(1,715,176)	(572,473)	601,867	(1,021,008)
Net change in unrealized appreciation/(depreciation)	(5,070,514)	2,447,892	(4,702,328)	3,367,833

Increase (decrease) in net assets from operations	(6,066,067)	1,925,540	(4,102,334)	2,371,387

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,010,588	1,292,232	211,822	246,035
Transfers between Sub-Accounts (including the Fixed Account), net	(3,458,413)	4,731,433	(411,831)	(99,310)
Withdrawals, surrenders, annuitizations and contract charges	(7,576,265)	(10,060,345)	(2,434,878)	(3,723,287)

Net accumulation activity	(10,024,090)	(4,036,680)	(2,634,887)	(3,576,562)

Annuitization Activity:
Annuitizations	93,580	70,856	—	—
Annuity payments and contract charges	(70,754)	(41,162)	—	—
Adjustments to annuity reserves	(16,334)	(1,072)	—	—

Net annuitization activity	6,492	28,622	—	—

Net increase (decrease) from contract owner transactions	(10,017,598)	(4,008,058)	(2,634,887)	(3,576,562)

Total increase (decrease) in net assets	(16,083,665)	(2,082,518)	(6,737,221)	(1,205,175)
Net assets at beginning of year	69,499,573	71,582,091	24,403,221	25,608,396

Net assets at end of year	$53,415,908	$69,499,573	$17,666,000	$24,403,221

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	S18 Sub-Account		T59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,367	$(641)	$(47,285)	$(65,091)
Net realized gains (losses)	51,517	(211)	(372,825)	(213,802)
Net change in unrealized appreciation/(depreciation)	(130,037)	2,621	197,839	25,891

Increase (decrease) in net assets from operations	(77,153)	1,769	(222,271)	(253,002)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	602,661	171,397	22,076	76,917
Transfers between Sub-Accounts (including the Fixed Account), net	149,030	121,837	(326,465)	364,020
Withdrawals, surrenders, annuitizations and contract charges	(11,913)	(1,945)	(740,496)	(726,145)

Net accumulation activity	739,778	291,289	(1,044,885)	(285,208)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(270)	(301)
Adjustments to annuity reserves	—	—	(16)	(17)

Net annuitization activity	—	—	(286)	(318)

Net increase (decrease) from contract owner transactions	739,778	291,289	(1,045,171)	(285,526)

Total increase (decrease) in net assets	662,625	293,058	(1,267,442)	(538,528)
Net assets at beginning of year	293,058	—	3,325,426	3,863,954

Net assets at end of year	$955,683	$293,058	$2,057,984	$3,325,426

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F56 Sub-Account		F59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(172,522)	$(81,341)	$1,366,797	$1,535,770
Net realized gains (losses)	(635,781)	(378,306)	1,384,339	575,286
Net change in unrealized appreciation/(depreciation)	(845,368)	927,132	(5,978,355)	4,965,346

Increase (decrease) in net assets from operations	(1,653,671)	467,485	(3,227,219)	7,076,402

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	220,567	264,695	589,518	1,242,260
Transfers between Sub-Accounts (including the Fixed Account), net	(251,168)	764,439	(1,427,894)	(2,785,961)
Withdrawals, surrenders, annuitizations and contract charges	(1,355,956)	(2,253,347)	(6,217,541)	(8,227,721)

Net accumulation activity	(1,386,557)	(1,224,213)	(7,055,917)	(9,771,422)

Annuitization Activity:
Annuitizations	16,665	46,236	16,281	16,851
Annuity payments and contract charges	(12,452)	(8,537)	(13,198)	(9,989)
Adjustments to annuity reserves	3,192	(255)	(666)	117

Net annuitization activity	7,405	37,444	2,417	6,979

Net increase (decrease) from contract owner transactions	(1,379,152)	(1,186,769)	(7,053,500)	(9,764,443)

Total increase (decrease) in net assets	(3,032,823)	(719,284)	(10,280,719)	(2,688,041)
Net assets at beginning of year	13,321,322	14,040,606	48,749,838	51,437,879

Net assets at end of year	$10,288,499	$13,321,322	$38,469,119	$48,749,838

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FF0 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$223,851	$40,470	$103,933	$1,427,424
Net realized gains (losses)	132,078	11,923	8,536,513	(1,175,939)
Net change in unrealized appreciation/(depreciation)	(775,537)	195,197	(18,687,638)	19,020,733

Increase (decrease) in net assets from operations	(419,608)	247,590	(10,047,192)	19,272,218

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,823,931	1,676,985	1,150,917	1,545,656
Transfers between Sub-Accounts (including the Fixed Account), net	3,151,710	158,456	(7,228,516)	(5,249,233)
Withdrawals, surrenders, annuitizations and contract charges	(267,786)	(154,572)	(11,409,531)	(14,481,767)

Net accumulation activity	7,707,855	1,680,869	(17,487,130)	(18,185,344)

Annuitization Activity:
Annuitizations	—	—	18,913	10,341
Annuity payments and contract charges	—	—	(30,451)	(18,854)
Adjustments to annuity reserves	—	—	(374)	670

Net annuitization activity	—	—	(11,912)	(7,843)

Net increase (decrease) from contract owner transactions	7,707,855	1,680,869	(17,499,042)	(18,193,187)

Total increase (decrease) in net assets	7,288,247	1,928,459	(27,546,234)	1,079,031
Net assets at beginning of year	3,448,458	1,519,999	117,898,051	116,819,020

Net assets at end of year	$10,736,705	$3,448,458	$90,351,817	$117,898,051

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FG8 Sub-Account		S21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$2,856	$2,423	$(6,068)	$(1,267)
Net realized gains (losses)	41,984	(7,314)	209,412	916
Net change in unrealized appreciation/(depreciation)	(60,877)	36,333	(283,916)	28,750

Increase (decrease) in net assets from operations	(16,037)	31,442	(80,572)	28,399

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	171,397	58,293	1,390,353	483,674
Transfers between Sub-Accounts (including the Fixed Account), net	228,850	(3,571)	508,541	219,276
Withdrawals, surrenders, annuitizations and contract charges	(29,348)	(50,011)	(31,436)	(2,329)

Net accumulation activity	370,899	4,711	1,867,458	700,621

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	370,899	4,711	1,867,458	700,621

Total increase (decrease) in net assets	354,862	36,153	1,786,886	729,020
Net assets at beginning of year	259,478	223,325	729,020	—

Net assets at end of year	$614,340	$259,478	$2,515,906	$729,020

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F53 Sub-Account		FJ9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(129,871)	$(158,848)	$(3,405)	$(3,152)
Net realized gains (losses)	3,452,734	817,700	120,706	5,948
Net change in unrealized appreciation/(depreciation)	(5,704,236)	4,209,498	(224,324)	70,058

Increase (decrease) in net assets from operations	(2,381,373)	4,868,350	(107,023)	72,854

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	176,275	195,718	481,203	484,012
Transfers between Sub-Accounts (including the Fixed Account), net	(1,204,275)	(1,099,558)	134,351	28,838
Withdrawals, surrenders, annuitizations and contract charges	(2,584,104)	(2,872,702)	(151,154)	(41,388)

Net accumulation activity	(3,612,104)	(3,776,542)	464,400	471,462

Annuitization Activity:
Annuitizations	6,696	5,477		— —
Annuity payments and contract charges	(2,242)	(1,733)		— —
Adjustments to annuity reserves	(247)	69		— —

Net annuitization activity	4,207	3,813		— —

Net increase (decrease) from contract owner transactions	(3,607,897)	(3,772,729)	464,400	471,462

Total increase (decrease) in net assets	(5,989,270)	1,095,621	357,377	544,316
Net assets at beginning of year	22,225,104	21,129,483	804,810	260,494

Net assets at end of year	$16,235,834	$22,225,104	$1,162,187	$804,810

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T28 Sub-Account		FJ0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$228,711	$185,746	$1,844	$2,467
Net realized gains (losses)	(314,907)	(151,700)	(3,288)	(2,872)
Net change in unrealized appreciation/(depreciation)	(1,117,869)	16,968	(9,247)	1,158

Increase (decrease) in net assets from operations	(1,204,065)	51,014	(10,691)	753

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	205,850	168,180	—	92
Transfers between Sub-Accounts (including the Fixed Account), net	49,052	435,307	(1,389)	(25,964)
Withdrawals, surrenders, annuitizations and contract charges	(1,324,161)	(1,841,671)	(12,683)	(32,694)

Net accumulation activity	(1,069,259)	(1,238,184)	(14,072)	(58,566)

Annuitization Activity:
Annuitizations	61,954	62,838	—	—
Annuity payments and contract charges	(60,973)	(9,909)	—	—
Adjustments to annuity reserves	(5,712)	(520)	—	—

Net annuitization activity	(4,731)	52,409	—	—

Net increase (decrease) from contract owner transactions	(1,073,990)	(1,185,775)	(14,072)	(58,566)

Total increase (decrease) in net assets	(2,278,055)	(1,134,761)	(24,763)	(57,813)
Net assets at beginning of year	10,056,531	11,191,292	84,961	142,774

Net assets at end of year	$7,778,476	$10,056,531	$60,198	$84,961

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	G03 Sub-Account		H24 Sub-Account[3]
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(14,443)	$(4,984)	$—	$(2,803)
Net realized gains (losses)	(44,211)	626,156	—	60,437
Net change in unrealized appreciation/(depreciation)	(543,707)	(288,289)	—	33,828

Increase (decrease) in net assets from operations	(602,361)	332,883	—	91,462

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	316,211	1,839,741	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(113,065)	523,990	—	(787,689)
Withdrawals, surrenders, annuitizations and contract charges	(100,584)	(24,942)	—	(90,343)

Net accumulation activity	102,562	2,338,789	—	(878,032)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—
Net increase (decrease) from contract owner transactions	102,562	2,338,789	—	(878,032)

Total increase (decrease) in net assets	(499,799)	2,671,672	—	(786,570)
Net assets at beginning of year	2,813,038	141,366	—	786,570
Net assets at end of year	$2,313,239	$2,813,038	$—	$—

[3]	The activities for this Rational Trend Aggregation VA Fund Sub-Account (H24) are for the period from January 1, 2021 to July 30, 2021. Refer to Note 10 for details on this closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	H32 Sub-Account[4]		V35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$(13,487)	$(48,466)	$(67,943)
Net realized gains (losses)	—	30,463	876,220	132,067
Net change in unrealized appreciation/(depreciation)	—	(42,192)	(1,045,166)	1,012,588

Increase (decrease) in net assets from operations	—	(25,216)	(217,412)	1,076,712

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	143,566	107,687
Transfers between Sub-Accounts (including the Fixed Account), net	—	(823,943)	(131,891)	(423,556)
Withdrawals, surrenders, annuitizations and contract charges	—	(187,583)	(842,499)	(803,555)

Net accumulation activity	—	(1,011,526)	(830,824)	(1,119,424)

Annuitization Activity:
Annuitizations	—	—	—	82,596
Annuity payments and contract charges	—	—	(524)	(9,881)
Adjustments to annuity reserves	—	—	(8,490)	(764)

Net annuitization activity	—	—	(9,014)	71,951

Net increase (decrease) from contract owner transactions	—	(1,011,526)	(839,838)	(1,047,473)

Total increase (decrease) in net assets	—	(1,036,742)	(1,057,250)	29,239
Net assets at beginning of year	—	1,036,742	4,544,009	4,514,770

Net assets at end of year	$—	$—	$3,486,759	$4,544,009

[4]	The activities for Rational Insider Buying VA Fund Sub-Account (H32) are for the period from January 1, 2021 to November 30, 2021. Refer to Note 10 for details on this closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V13 Sub-Account		AB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(83,161)	$(32,657)	$(7,858)	$7,400
Net realized gains (losses)	1,854,126	324,010	(39,205)	40,577
Net change in unrealized appreciation/(depreciation)	(1,913,664)	6,181,801	(168,143)	(61,029)

Increase (decrease) in net assets from operations	(142,699)	6,473,154	(215,206)	(13,052)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	191,675	209,246	153,465	827,720
Transfers between Sub-Accounts (including the Fixed Account), net	(1,523,964)	(3,329,350)	(84,024)	270,001
Withdrawals, surrenders, annuitizations and contract charges	(2,603,640)	(2,932,409)	(37,438)	(19,178)

Net accumulation activity	(3,935,929)	(6,052,513)	32,003	1,078,543

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(14,694)	(11,683)	—	—
Adjustments to annuity reserves	129	71	—	—

Net annuitization activity	(14,565)	(11,612)	—	—

Net increase (decrease) from contract owner transactions	(3,950,494)	(6,064,125)	32,003	1,078,543

Total increase (decrease) in net assets	(4,093,193)	409,029	(183,203)	1,065,491
Net assets at beginning of year	23,348,042	22,939,013	1,352,173	286,682

Net assets at end of year	$19,254,849	$23,348,042	$1,168,970	$1,352,173

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V11 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(75,788)	$38,667	$(5,616)	$(14,912)
Net realized gains (losses)	12,716,475	4,329,645	179,890	221,673
Net change in unrealized appreciation/(depreciation)	(20,812,031)	9,295,846	(628,435)	(118,507)

Increase (decrease) in net assets from operations	(8,171,344)	13,664,158	(454,161)	88,254

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	10,897,505	5,720,778	2,433	11,741
Transfers between Sub-Accounts (including the Fixed Account), net	170,357	(4,692,337)	15,584	101,542
Withdrawals, surrenders, annuitizations and contract charges	(9,270,877)	(10,959,065)	(185,524)	(228,472)

Net accumulation activity	1,796,985	(9,930,624)	(167,507)	(115,189)

Annuitization Activity:
Annuitizations	21,874	189,066	—	3,301
Annuity payments and contract charges	(41,618)	(40,671)	(1,984)	(2,286)
Adjustments to annuity reserves	9,209	7,517	1	(1)

Net annuitization activity	(10,535)	155,912	(1,983)	1,014

Net increase (decrease) from contract owner transactions	1,786,450	(9,774,712)	(169,490)	(114,175)

Total increase (decrease) in net assets	(6,384,894)	3,889,446	(623,651)	(25,921)
Net assets at beginning of year	91,091,678	87,202,232	2,304,802	2,330,723

Net assets at end of year	$84,706,784	$91,091,678	$1,681,151	$2,304,802

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V17 Sub-Account		V19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(17,019)	$(1,137)	$3,732	$194
Net realized gains (losses)	442,016	24,936	51,772	79
Net change in unrealized appreciation/(depreciation)	(825,045)	(23,743)	(50,991)	1,364

Increase (decrease) in net assets from operations	(400,048)	56	4,513	1,637

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,609,141	466,548	232,452	2,250
Transfers between Sub-Accounts (including the Fixed Account), net	113,371	27,990	280,094	46,059
Withdrawals, surrenders, annuitizations and contract charges	(27,537)	(782)	(4,841)	(502)

Net accumulation activity	1,694,975	493,756	507,705	47,807

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,694,975	493,756	507,705	47,807

Total increase (decrease) in net assets	1,294,927	493,812	512,218	49,444
Net assets at beginning of year	493,812	—	49,444	—

Net assets at end of year	$1,788,739	$493,812	$561,662	$49,444

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V20 Sub-Account		V21 Sub-Account[5]
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$2,462	$931	$22,223	$2,376
Net realized gains (losses)	199,773	243	(299,634)	45,544
Net change in unrealized appreciation/(depreciation)	(373,100)	19,618	(5,477)	5,477

Increase (decrease) in net assets from operations	(170,865)	20,792	(282,888)	53,397

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,528,270	336,044	1,384,936	1,056,928
Transfers between Sub-Accounts (including the Fixed Account), net	2,724,357	(65)	(2,270,721)	65,766
Withdrawals, surrenders, annuitizations and contract charges	(95,394)	(797)	(5,349)	(2,069)

Net accumulation activity	4,157,233	335,182	(891,134)	1,120,625

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	4,157,233	335,182	(891,134)	1,120,625

Total increase (decrease) in net assets	3,986,368	355,974	(1,174,022)	1,174,022
Net assets at beginning of year	355,974	—	1,174,022	—

Net assets at end of year	$4,342,342	$355,974	$—	$1,174,022

[5]	The activities for this Sub-Account are for the period from January 1, 2022 to April 29, 2022. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MV1 Sub-Account		MV2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$31,538	$(273)	$(10,458)	$(786)
Net realized gains (losses)	725,055	(487)	158,547	209
Net change in unrealized appreciation/(depreciation)	(4,719,420)	279,486	(258,883)	9,661

Increase (decrease) in net assets from operations	(3,962,827)	278,726	(110,794)	9,084

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	34,101,417	9,220,922	1,292,440	352,082
Transfers between Sub-Accounts (including the Fixed Account), net	4,434,503	107,958	(33,584)	(8,388)
Withdrawals, surrenders, annuitizations and contract charges	(637,211)	(18,362)	(18,364)	(1,238)

Net accumulation activity	37,898,709	9,310,518	1,240,492	342,456

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	37,898,709	9,310,518	1,240,492	342,456

Total increase (decrease) in net assets	33,935,882	9,589,244	1,129,698	351,540
Net assets at beginning of year	9,589,244	—	351,540	—

Net assets at end of year	$43,525,126	$9,589,244	$1,481,238	$351,540

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MV3 Sub-Account		MV4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(27,863)	$(2,549)	$1,440	$(92)
Net realized gains (losses)	395,768	312	32,694	518
Net change in unrealized appreciation/(depreciation)	(1,256,583)	5,998	(51,552)	7,921

Increase (decrease) in net assets from operations	(888,678)	3,761	(17,418)	8,347

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,726,618	986,374	601,810	163,398
Transfers between Sub-Accounts (including the Fixed Account), net	1,100,463	119,286	87,261	1,399
Withdrawals, surrenders, annuitizations and contract charges	(62,712)	(4,045)	(7,685)	(302)

Net accumulation activity	2,764,369	1,101,615	681,386	164,495

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,764,369	1,101,615	681,386	164,495

Total increase (decrease) in net assets	1,875,691	1,105,376	663,968	172,842
Net assets at beginning of year	1,105,376	—	172,842	—

Net assets at end of year	$2,981,067	$1,105,376	$836,810	$172,842

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	J88 Sub-Account		JF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$76,567	$30,348	$(1,128)	$(635)
Net realized gains (losses)	(552,332)	966,882	14,833	67
Net change in unrealized appreciation/(depreciation)	(5,124,239)	(2,375,890)	(65,713)	2,574

Increase (decrease) in net assets from operations	(5,600,004)	(1,378,660)	(52,008)	2,006

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	138,277	919,437	503,825	236,502
Transfers between Sub-Accounts (including the Fixed Account), net	105,007	4,076,181	53,046	1,352
Withdrawals, surrenders, annuitizations and contract charges	(5,473,961)	(6,148,582)	(12,025)	(1,597)

Net accumulation activity	(5,230,677)	(1,152,964)	544,846	236,257

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(5,230,677)	(1,152,964)	544,846	236,257

Total increase (decrease) in net assets	(10,830,681)	(2,531,624)	492,838	238,263
Net assets at beginning of year	41,005,068	43,536,692	238,263	—

Net assets at end of year	$30,174,387	$41,005,068	$731,101	$238,263

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	JF0 Sub-Account		J94 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$20,885	$(1,688)	$(181,106)	$(178,744)
Net realized gains (losses)	15,915	123	2,617,821	2,574,747
Net change in unrealized appreciation/(depreciation)	(134,285)	7,273	(5,428,171)	1,461,730

Increase (decrease) in net assets from operations	(97,485)	5,708	(2,991,456)	3,857,733

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	569,818	345,336	12,162	217,235
Transfers between Sub-Accounts (including the Fixed Account), net	(8,361)	115,085	(174,345)	(2,362,815)
Withdrawals, surrenders, annuitizations and contract charges	(42,617)	(2,539)	(1,525,151)	(3,258,732)

Net accumulation activity	518,840	457,882	(1,687,334)	(5,404,312)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	518,840	457,882	(1,687,334)	(5,404,312)

Total increase (decrease) in net assets	421,355	463,590	(4,678,790)	(1,546,579)
Net assets at beginning of year	463,590	—	15,626,632	17,173,211

Net assets at end of year	$884,945	$463,590	$10,947,842	$15,626,632

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	L11 Sub-Account		L42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$369,308	$43,863	$(2,515)	$3,449
Net realized gains (losses)	(324,612)	1,219,584	11,828	97
Net change in unrealized appreciation/(depreciation)	(4,504,637)	(55,742)	(50,179)	3,769

Increase (decrease) in net assets from operations	(4,459,941)	1,207,705	(40,866)	7,315

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	308,304	225,918	86,616	168,997
Transfers between Sub-Accounts (including the Fixed Account), net	142,288	671,827	90,577	6,866
Withdrawals, surrenders, annuitizations and contract charges	(2,928,541)	(4,148,979)	(5,385)	(879)

Net accumulation activity	(2,477,949)	(3,251,234)	171,808	174,984

Annuitization Activity:
Annuitizations	4,985	2,108	—	—
Annuity payments and contract charges	(6,137)	(5,791)	—	—
Adjustments to annuity reserves	(346)	(77)	—	—

Net annuitization activity	(1,498)	(3,760)	—	—

Net increase (decrease) from contract owner transactions	(2,479,447)	(3,254,994)	171,808	174,984

Total increase (decrease) in net assets	(6,939,388)	(2,047,289)	130,942	182,299
Net assets at beginning of year	28,047,671	30,094,960	182,299	—

Net assets at end of year	$21,108,283	$28,047,671	$313,241	$182,299

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	L16 Sub-Account		L18 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$108,481	$68,294	$(298,640)	$(390,963)
Net realized gains (losses)	(53,373)	44,761	1,455,599	6,128,549
Net change in unrealized appreciation/(depreciation)	(491,578)	(113,810)	(8,591,677)	(4,577,339)

Increase (decrease) in net assets from operations	(436,470)	(755)	(7,434,718)	1,160,247

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	520,967	2,485,958	194,888	231,339
Transfers between Sub-Accounts (including the Fixed Account), net	285,976	366,068	2,192,089	1,140,931
Withdrawals, surrenders, annuitizations and contract charges	(117,644)	(24,568)	(1,972,384)	(2,688,927)

Net accumulation activity	689,299	2,827,458	414,593	(1,316,657)

Annuitization Activity:
Annuitizations	—	—	7,668	9,689
Annuity payments and contract charges	—	—	(6,967)	(6,737)
Adjustments to annuity reserves	—	—	(2,323)	(379)

Net annuitization activity	—	—	(1,622)	2,573

Net increase (decrease) from contract owner transactions	689,299	2,827,458	412,971	(1,314,084)

Total increase (decrease) in net assets	252,829	2,826,703	(7,021,747)	(153,837)
Net assets at beginning of year	2,842,314	15,611	22,030,651	22,184,488

Net assets at end of year	$3,095,143	$2,842,314	$15,008,904	$22,030,651

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	L17 Sub-Account		L19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(185,945)	$(299,163)	$23,689	$8,878
Net realized gains (losses)	3,248,153	1,808,983	(2,918)	(182)
Net change in unrealized appreciation/(depreciation)	(7,114,413)	5,723,250	(69,026)	(10,753)

Increase (decrease) in net assets from operations	(4,052,205)	7,233,070	(48,255)	(2,057)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	193,941	249,586	213,359	140,511
Transfers between Sub-Accounts (including the Fixed Account), net	(1,184,550)	(3,180,028)	532,068	376,160
Withdrawals, surrenders, annuitizations and contract charges	(2,684,065)	(3,514,782)	(17,994)	(1,848)

Net accumulation activity	(3,674,674)	(6,445,224)	727,433	514,823

Annuitization Activity:
Annuitizations	—	1,947	—	—
Annuity payments and contract charges	(2,845)	(2,729)	—	—
Adjustments to annuity reserves	(95)	151	—	—

Net annuitization activity	(2,940)	(631)	—	—

Net increase (decrease) from contract owner transactions	(3,677,614)	(6,445,855)	727,433	514,823

Total increase (decrease) in net assets	(7,729,819)	787,215	679,178	512,766
Net assets at beginning of year	32,114,142	31,326,927	512,766	—

Net assets at end of year	$24,384,323	$32,114,142	$1,191,944	$512,766

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M07 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$759,424	$1,183,368	$(392,235)	$(124,408)
Net realized gains (losses)	25,323,751	23,975,052	21,868,573	20,939,853
Net change in unrealized appreciation/(depreciation)	(57,966,295)	11,178,422	(51,081,196)	9,881,156

Increase (decrease) in net assets from operations	(31,883,120)	36,336,842	(29,604,858)	30,696,601

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,226,366	9,050,195	5,129,504	7,548,226
Transfers between Sub-Accounts (including the Fixed Account), net	2,417,874	(1,435,006)	(1,191,345)	(2,086,781)
Withdrawals, surrenders, annuitizations and contract charges	(34,532,041)	(42,050,299)	(28,929,425)	(38,290,012)

Net accumulation activity	(25,887,801)	(34,435,110)	(24,991,266)	(32,828,567)

Annuitization Activity:
Annuitizations	538,233	781,543	100,704	206,169
Annuity payments and contract charges	(807,097)	(943,344)	(208,480)	(508,262)
Adjustments to annuity reserves	264,744	(27,723)	165,053	35,201

Net annuitization activity	(4,120)	(189,524)	57,277	(266,892)

Net increase (decrease) from contract owner transactions	(25,891,921)	(34,624,634)	(24,933,989)	(33,095,459)

Total increase (decrease) in net assets	(57,775,041)	1,712,208	(54,538,847)	(2,398,858)
Net assets at beginning of year	302,630,577	300,918,369	266,307,528	268,706,386

Net assets at end of year	$244,855,536	$302,630,577	$211,768,681	$266,307,528

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M31 Sub-Account		M80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(1,942,759)	$(2,561,623)	$(316,538)	$(406,014)
Net realized gains (losses)	23,959,981	41,768,378	2,692,143	6,417,073
Net change in unrealized appreciation/(depreciation)	(81,243,945)	(3,854,403)	(10,767,033)	(1,112,619)

Increase (decrease) in net assets from operations	(59,226,723)	35,352,352	(8,391,428)	4,898,440

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,322,280	4,728,392	686,033	1,382,799
Transfers between Sub-Accounts (including the Fixed Account), net	(680,877)	(3,037,950)	1,922,766	(1,538,385)
Withdrawals, surrenders, annuitizations and contract charges	(16,636,293)	(22,023,675)	(2,198,082)	(3,786,986)

Net accumulation activity	(13,994,890)	(20,333,233)	410,717	(3,942,572)

Annuitization Activity:
Annuitizations	995,128	402,338	—	49,516
Annuity payments and contract charges	(322,233)	(237,067)	(18,044)	(20,354)
Adjustments to annuity reserves	25,834	(43,619)	16,519	619

Net annuitization activity	698,729	121,652	(1,525)	29,781

Net increase (decrease) from contract owner transactions	(13,296,161)	(20,211,581)	409,192	(3,912,791)

Total increase (decrease) in net assets	(72,522,884)	15,140,771	(7,982,236)	985,649
Net assets at beginning of year	186,951,578	171,810,807	25,414,922	24,429,273

Net assets at end of year	$114,428,694	$186,951,578	$17,432,686	$25,414,922

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M10 Sub-Account		MF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(546)	$(34)	$(281,881)	$(394,102)
Net realized gains (losses)	10,685	735	2,596,062	7,070,298
Net change in unrealized appreciation/(depreciation)	(21,734)	699	(10,241,852)	(3,490,060)

Increase (decrease) in net assets from operations	(11,595)	1,400	(7,927,671)	3,186,136

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	46,900	359,379	624,370
Transfers between Sub-Accounts (including the Fixed Account), net	70,727	3,451	(744,277)	(75,679)
Withdrawals, surrenders, annuitizations and contract charges	(1,657)	(95)	(2,015,016)	(3,790,504)

Net accumulation activity	69,070	50,256	(2,399,914)	(3,241,813)

Annuitization Activity:
Annuitizations	—	—	3,090	1,449
Annuity payments and contract charges	—	—	(40,032)	(56,729)
Adjustments to annuity reserves	—	—	(5,929)	2,828

Net annuitization activity	—	—	(42,871)	(52,452)

Net increase (decrease) from contract owner transactions	69,070	50,256	(2,442,785)	(3,294,265)

Total increase (decrease) in net assets	57,475	51,656	(10,370,456)	(108,129)
Net assets at beginning of year	51,656	—	27,387,599	27,495,728

Net assets at end of year	$109,131	$51,656	$17,017,143	$27,387,599

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M41 Sub-Account		M05 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(405,855)	$(500,188)	$(583,206)	$(911,554)
Net realized gains (losses)	3,161,445	8,211,629	11,015,320	14,498,889
Net change in unrealized appreciation/(depreciation)	(12,447,237)	(4,096,489)	(27,343,706)	(12,904,528)

Increase (decrease) in net assets from operations	(9,691,647)	3,614,952	(16,911,592)	682,807

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	909,952	2,858,450	1,026,719	1,725,395
Transfers between Sub-Accounts (including the Fixed Account), net	2,580,782	129,218	(850,487)	(283,600)
Withdrawals, surrenders, annuitizations and contract charges	(2,466,888)	(3,403,354)	(4,488,064)	(10,258,120)

Net accumulation activity	1,023,846	(415,686)	(4,311,832)	(8,816,325)

Annuitization Activity:
Annuitizations	—	28,429	3,482	166,259
Annuity payments and contract charges	(27,322)	(30,732)	(59,680)	(53,598)
Adjustments to annuity reserves	(893)	(28)	6,242	(1,986)

Net annuitization activity	(28,215)	(2,331)	(49,956)	110,675

Net increase (decrease) from contract owner transactions	995,631	(418,017)	(4,361,788)	(8,705,650)

Total increase (decrease) in net assets	(8,696,016)	3,196,935	(21,273,380)	(8,022,843)
Net assets at beginning of year	32,057,195	28,860,260	56,250,892	64,273,735

Net assets at end of year	$23,361,179	$32,057,195	$34,977,512	$56,250,892

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M42 Sub-Account		M89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(519,230)	$(668,316)	$2,809,736	$3,745,282
Net realized gains (losses)	8,713,181	9,031,173	(3,155,225)	2,101,771
Net change in unrealized appreciation/(depreciation)	(20,979,811)	(8,271,584)	(60,406,324)	(16,970,174)

Increase (decrease) in net assets from operations	(12,785,860)	91,273	(60,751,813)	(11,123,121)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	829,366	3,591,900	4,081,677	4,788,982
Transfers between Sub-Accounts (including the Fixed Account), net	4,180,947	3,212,761	(3,442,288)	28,854,663
Withdrawals, surrenders, annuitizations and contract charges	(3,572,703)	(4,931,172)	(44,030,320)	(55,426,752)

Net accumulation activity	1,437,610	1,873,489	(43,390,931)	(21,783,107)

Annuitization Activity:
Annuitizations	18,540	18,949	86,657	49,884
Annuity payments and contract charges	(23,139)	(26,636)	(109,272)	(65,401)
Adjustments to annuity reserves	(3,572)	(1,187)	27,616	2,813

Net annuitization activity	(8,171)	(8,874)	5,001	(12,704)

Net increase (decrease) from contract owner transactions	1,429,439	1,864,615	(43,385,930)	(21,795,811)

Total increase (decrease) in net assets	(11,356,421)	1,955,888	(104,137,743)	(32,918,932)
Net assets at beginning of year	40,478,580	38,522,692	404,255,630	437,174,562

Net assets at end of year	$29,122,159	$40,478,580	$300,117,887	$404,255,630

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M82 Sub-Account		M44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(1,420,295)	$(1,600,936)	$812,841	$263,885
Net realized gains (losses)	15,353,925	14,326,757	4,054,203	3,553,000
Net change in unrealized appreciation/(depreciation)	(35,307,046)	11,370,651	(5,606,255)	6,607,904

Increase (decrease) in net assets from operations	(21,373,416)	24,096,472	(739,211)	10,424,789

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	828,585	1,701,345	2,136,136	1,638,741
Transfers between Sub-Accounts (including the Fixed Account), net	192,596	(10,735,757)	(605,885)	(1,239,393)
Withdrawals, surrenders, annuitizations and contract charges	(10,888,351)	(14,224,570)	(10,434,546)	(11,480,398)

Net accumulation activity	(9,867,170)	(23,258,982)	(8,904,295)	(11,081,050)

Annuitization Activity:
Annuitizations	31,065	6,890	733,847	571,299
Annuity payments and contract charges	(18,821)	(18,672)	(352,801)	(269,472)
Adjustments to annuity reserves	(1,695)	184	55,561	(27,264)

Net annuitization activity	10,549	(11,598)	436,607	274,563

Net increase (decrease) from contract owner transactions	(9,856,621)	(23,270,580)	(8,467,688)	(10,806,487)

Total increase (decrease) in net assets	(31,230,037)	825,892	(9,206,899)	(381,698)
Net assets at beginning of year	117,052,638	116,226,746	90,458,399	90,840,097

Net assets at end of year	$85,822,601	$117,052,638	$81,251,500	$90,458,399

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M40 Sub-Account		M83 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$222,066	$(58,777)	$(389,129)	$(623,216)
Net realized gains (losses)	4,088,711	4,081,896	16,717,840	13,550,211
Net change in unrealized appreciation/(depreciation)	(4,865,351)	940,047	(32,201,874)	31,371,255

Increase (decrease) in net assets from operations	(554,574)	4,963,166	(15,873,163)	44,298,250

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,328,509	1,427,608	3,292,196	3,992,320
Transfers between Sub-Accounts (including the Fixed Account), net	(2,770,213)	(1,988,415)	(6,179,784)	(11,589,354)
Withdrawals, surrenders, annuitizations and contract charges	(5,040,065)	(6,780,021)	(21,451,450)	(28,758,587)

Net accumulation activity	(6,481,769)	(7,340,828)	(24,339,038)	(36,355,621)

Annuitization Activity:
Annuitizations	3,154	146,577	378,564	210,878
Annuity payments and contract charges	(10,657)	(13,931)	(342,234)	(291,677)
Adjustments to annuity reserves	68,040	(1,378)	(26,079)	61,201

Net annuitization activity	60,537	131,268	10,251	(19,598)

Net increase (decrease) from contract owner transactions	(6,421,232)	(7,209,560)	(24,328,787)	(36,375,219)

Total increase (decrease) in net assets	(6,975,806)	(2,246,394)	(40,201,950)	7,923,031
Net assets at beginning of year	43,411,865	45,658,259	210,909,834	202,986,803

Net assets at end of year	$36,436,059	$43,411,865	$170,707,884	$210,909,834

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M08 Sub-Account		MB6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(446,389)	$(519,854)	$(707,888)	$(874,985)
Net realized gains (losses)	8,043,674	6,788,528	46,755,110	39,164,952
Net change in unrealized appreciation/(depreciation)	(15,755,297)	15,122,167	(91,952,019)	26,458,283

Increase (decrease) in net assets from operations	(8,158,012)	21,390,841	(45,904,797)	64,748,250

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,348,236	3,117,907	6,547,881	8,476,257
Transfers between Sub-Accounts (including the Fixed Account), net	(5,654,602)	(5,223,346)	(3,718,499)	(5,930,913)
Withdrawals, surrenders, annuitizations and contract charges	(10,967,590)	(12,770,691)	(32,302,018)	(38,548,717)

Net accumulation activity	(15,273,956)	(14,876,130)	(29,472,636)	(36,003,373)

Annuitization Activity:
Annuitizations	—	99,627	329,393	566,290
Annuity payments and contract charges	(93,200)	(150,180)	(751,781)	(545,286)
Adjustments to annuity reserves	33,585	(5,577)	(107,374)	(68,466)

Net annuitization activity	(59,615)	(56,130)	(529,762)	(47,462)

Net increase (decrease) from contract owner transactions	(15,333,571)	(14,932,260)	(30,002,398)	(36,050,835)

Total increase (decrease) in net assets	(23,491,583)	6,458,581	(75,907,195)	28,697,415
Net assets at beginning of year	104,521,906	98,063,325	277,408,439	248,711,024

Net assets at end of year	$81,030,323	$104,521,906	$201,501,244	$277,408,439

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB7 Sub-Account		MC0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(400,413)	$(461,534)	$674,064	$655,831
Net realized gains (losses)	9,366,981	8,613,778	917,168	1,348,317
Net change in unrealized appreciation/(depreciation)	(18,750,226)	5,703,161	(8,984,978)	(3,396,418)

Increase (decrease) in net assets from operations	(9,783,658)	13,855,405	(7,393,746)	(1,392,270)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,366,227	1,891,518	550,287	1,660,485
Transfers between Sub-Accounts (including the Fixed Account), net	209,229	(6,027,516)	(667,633)	1,572,939
Withdrawals, surrenders, annuitizations and contract charges	(6,648,058)	(8,600,480)	(4,685,723)	(7,902,628)

Net accumulation activity	(5,072,602)	(12,736,478)	(4,803,069)	(4,669,204)

Annuitization Activity:
Annuitizations	37,534	89,188	24,050	17,636
Annuity payments and contract charges	(70,974)	(56,980)	(41,694)	(51,363)
Adjustments to annuity reserves	21,728	2,558	(13,892)	4,725

Net annuitization activity	(11,712)	34,766	(31,536)	(29,002)

Net increase (decrease) from contract owner transactions	(5,084,314)	(12,701,712)	(4,834,605)	(4,698,206)

Total increase (decrease) in net assets	(14,867,972)	1,153,693	(12,228,351)	(6,090,476)
Net assets at beginning of year	56,959,965	55,806,272	43,565,677	49,656,153

Net assets at end of year	$42,091,993	$56,959,965	$31,337,326	$43,565,677

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA0 Sub-Account		MC2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,241,308	$1,160,349	$(1,034,427)	$(1,104,033)
Net realized gains (losses)	2,091,275	3,508,834	13,518,915	14,490,901
Net change in unrealized appreciation/(depreciation)	(22,191,034)	(8,429,343)	(32,593,049)	9,323,739

Increase (decrease) in net assets from operations	(18,858,451)	(3,760,160)	(20,108,561)	22,710,607

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	828,275	1,797,556	1,867,653	3,682,871
Transfers between Sub-Accounts (including the Fixed Account), net	(1,517,545)	6,158,386	(724,779)	87,976
Withdrawals, surrenders, annuitizations and contract charges	(10,450,528)	(16,362,727)	(11,872,530)	(14,581,340)

Net accumulation activity	(11,139,798)	(8,406,785)	(10,729,656)	(10,810,493)

Annuitization Activity:
Annuitizations	97,296	64,153	97,051	198,450
Annuity payments and contract charges	(68,905)	(116,322)	(169,790)	(158,982)
Adjustments to annuity reserves	(15,967)	19,280	(51,809)	33,083

Net annuitization activity	12,424	(32,889)	(124,548)	72,551

Net increase (decrease) from contract owner transactions	(11,127,374)	(8,439,674)	(10,854,204)	(10,737,942)

Total increase (decrease) in net assets	(29,985,825)	(12,199,834)	(30,962,765)	11,972,665
Net assets at beginning of year	108,364,502	120,564,336	112,778,430	100,805,765

Net assets at end of year	$78,378,677	$108,364,502	$81,815,665	$112,778,430

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC1 Sub-Account		MC3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(704,361)	$(697,634)	$289,126	$(146,171)
Net realized gains (losses)	5,865,570	7,230,017	519,783	556,482
Net change in unrealized appreciation/(depreciation)	(15,645,751)	4,243,252	(3,560,455)	(1,568,750)

Increase (decrease) in net assets from operations	(10,484,542)	10,775,635	(2,751,546)	(1,158,439)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	431,311	10,602,519	265,177	402,473
Transfers between Sub-Accounts (including the Fixed Account), net	(406,902)	(2,888,904)	65,988	1,218,496
Withdrawals, surrenders, annuitizations and contract charges	(3,297,698)	(6,767,707)	(1,156,172)	(2,485,504)

Net accumulation activity	(3,273,289)	945,908	(825,007)	(864,535)

Annuitization Activity:
Annuitizations	30,354	22,254	10,392	3,178
Annuity payments and contract charges	(69,189)	(65,926)	(10,131)	(39,132)
Adjustments to annuity reserves	(22,830)	7,879	(13,056)	5,686

Net annuitization activity	(61,665)	(35,793)	(12,795)	(30,268)

Net increase (decrease) from contract owner transactions	(3,334,954)	910,115	(837,802)	(894,803)

Total increase (decrease) in net assets	(13,819,496)	11,685,750	(3,589,348)	(2,053,242)
Net assets at beginning of year	57,493,057	45,807,307	13,519,187	15,572,429

Net assets at end of year	$43,673,561	$57,493,057	$9,929,839	$13,519,187

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA1 Sub-Account		MC4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$261,285	$(214,754)	$1,538	$70,001
Net realized gains (losses)	365,916	625,442	(192,331)	56,656
Net change in unrealized appreciation/(depreciation)	(3,705,487)	(1,686,462)	(1,162,413)	(912,632)

Increase (decrease) in net assets from operations	(3,078,286)	(1,275,774)	(1,353,206)	(785,975)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	94,622	221,664	213,953	203,784
Transfers between Sub-Accounts (including the Fixed Account), net	388,856	1,866,546	(207,591)	447,912
Withdrawals, surrenders, annuitizations and contract charges	(1,363,125)	(1,921,609)	(914,785)	(1,615,033)

Net accumulation activity	(879,647)	166,601	(908,423)	(963,337)

Annuitization Activity:
Annuitizations	5,781	—	32,649	25,054
Annuity payments and contract charges	(64)	—	(14,835)	(10,919)
Adjustments to annuity reserves	111	(178)	1,592	(23,362)

Net annuitization activity	5,828	(178)	19,406	(9,227)

Net increase (decrease) from contract owner transactions	(873,819)	166,423	(889,017)	(972,564)

Total increase (decrease) in net assets	(3,952,105)	(1,109,351)	(2,242,223)	(1,758,539)
Net assets at beginning of year	14,792,442	15,901,793	7,790,953	9,549,492

Net assets at end of year	$10,840,337	$14,792,442	$5,548,730	$7,790,953

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC5 Sub-Account		MC6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(2,772)	$3,591	$(503,141)	$(671,352)
Net realized gains (losses)	(35,444)	5,343	6,761,403	9,504,257
Net change in unrealized appreciation/(depreciation)	(103,809)	(86,068)	(16,417,742)	(998,960)

Increase (decrease) in net assets from operations	(142,025)	(77,134)	(10,159,480)	7,833,945

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	11,201	1,206	880,487	1,140,804
Transfers between Sub-Accounts (including the Fixed Account), net	(2,221)	76,017	(260,082)	(220,288)
Withdrawals, surrenders, annuitizations and contract charges	(110,901)	(64,413)	(4,484,921)	(7,216,225)

Net accumulation activity	(101,921)	12,810	(3,864,516)	(6,295,709)

Annuitization Activity:
Annuitizations	—	—	—	391,850
Annuity payments and contract charges	—	—	(184,751)	(125,798)
Adjustments to annuity reserves	—	—	(11,461)	(25,148)

Net annuitization activity	—	—	(196,212)	240,904

Net increase (decrease) from contract owner transactions	(101,921)	12,810	(4,060,728)	(6,054,805)

Total increase (decrease) in net assets	(243,946)	(64,324)	(14,220,208)	1,779,140
Net assets at beginning of year	774,351	838,675	51,158,158	49,379,018

Net assets at end of year	$530,405	$774,351	$36,937,950	$51,158,158

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC7 Sub-Account		MC8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(87,332)	$(76,948)	$(582,519)	$(729,235)
Net realized gains (losses)	745,697	853,826	9,931,192	13,762,776
Net change in unrealized appreciation/(depreciation)	(2,141,916)	(4,936)	(25,496,751)	416,738

Increase (decrease) in net assets from operations	(1,483,551)	771,942	(16,148,078)	13,450,279

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	929,696	3,621,024	1,373,550	2,020,544
Transfers between Sub-Accounts (including the Fixed Account), net	170,086	9,598	(647,912)	(1,205,812)
Withdrawals, surrenders, annuitizations and contract charges	(257,743)	(230,383)	(8,321,122)	(10,912,869)

Net accumulation activity	842,039	3,400,239	(7,595,484)	(10,098,137)

Annuitization Activity:
Annuitizations	—	—	371,631	311,243
Annuity payments and contract charges	(4,114)	(3,612)	(197,258)	(197,550)
Adjustments to annuity reserves	1	(2)	(67,938)	(9,259)

Net annuitization activity	(4,113)	(3,614)	106,435	104,434

Net increase (decrease) from contract owner transactions	837,926	3,396,625	(7,489,049)	(9,993,703)

Total increase (decrease) in net assets	(645,625)	4,168,567	(23,637,127)	3,456,576
Net assets at beginning of year	7,107,507	2,938,940	87,548,726	84,092,150

Net assets at end of year	$6,461,882	$7,107,507	$63,911,599	$87,548,726

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC9 Sub-Account		MD0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(47,295)	$(53,993)	$219,986	$(157,998)
Net realized gains (losses)	428,654	555,665	1,399,587	2,047,767
Net change in unrealized appreciation/(depreciation)	(1,249,293)	171,203	(4,469,857)	(1,374,002)

Increase (decrease) in net assets from operations	(867,934)	672,875	(2,850,284)	515,767

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	77,546	2,869	466,282	1,152,028
Transfers between Sub-Accounts (including the Fixed Account), net	188,564	(168,092)	31,916	(867,414)
Withdrawals, surrenders, annuitizations and contract charges	(653,737)	(374,622)	(3,346,779)	(5,197,108)

Net accumulation activity	(387,627)	(539,845)	(2,848,581)	(4,912,494)

Annuitization Activity:
Annuitizations	—	—	64,660	131,590
Annuity payments and contract charges	(9,369)	(10,469)	(94,269)	(114,505)
Adjustments to annuity reserves	3	(1)	14,686	8,717

Net annuitization activity	(9,366)	(10,470)	(14,923)	25,802

Net increase (decrease) from contract owner transactions	(396,993)	(550,315)	(2,863,504)	(4,886,692)

Total increase (decrease) in net assets	(1,264,927)	122,560	(5,713,788)	(4,370,925)
Net assets at beginning of year	4,482,978	4,360,418	34,024,392	38,395,317

Net assets at end of year	$3,218,051	$4,482,978	$28,310,604	$34,024,392

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M92 Sub-Account		M96 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,185,434	$(3,862,213)	$326,228	$495,849
Net realized gains (losses)	18,861,794	27,510,135	(1,672,784)	(372,083)
Net change in unrealized appreciation/(depreciation)	(59,786,984)	(18,635,775)	(6,889,947)	(2,459,212)

Increase (decrease) in net assets from operations	(39,739,756)	5,012,147	(8,236,503)	(2,335,446)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,383,023	6,405,361	2,486,037	2,747,775
Transfers between Sub-Accounts (including the Fixed Account), net	(13,546,513)	3,845,657	(1,030,226)	3,483,868
Withdrawals, surrenders, annuitizations and contract charges	(50,721,911)	(59,650,482)	(9,166,346)	(12,281,369)

Net accumulation activity	(58,885,401)	(49,399,464)	(7,710,535)	(6,049,726)

Annuitization Activity:
Annuitizations	107,587	88,482	309,895	268,437
Annuity payments and contract charges	(51,848)	(46,883)	(238,604)	(130,524)
Adjustments to annuity reserves	100,705	225	18,124	15,792

Net annuitization activity	156,444	41,824	89,415	153,705

Net increase (decrease) from contract owner transactions	(58,728,957)	(49,357,640)	(7,621,120)	(5,896,021)

Total increase (decrease) in net assets	(98,468,713)	(44,345,493)	(15,857,623)	(8,231,467)
Net assets at beginning of year	452,982,266	497,327,759	65,090,263	73,321,730

Net assets at end of year	$354,513,553	$452,982,266	$49,232,640	$65,090,263

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD2 Sub-Account		MA6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$72,695	$463,428	$1,350,555	$1,426,254
Net realized gains (losses)	(3,265,493)	(509,164)	(1,088,107)	(314,259)
Net change in unrealized appreciation/(depreciation)	(14,638,730)	(5,304,534)	(4,869,759)	(264,299)

Increase (decrease) in net assets from operations	(17,831,528)	(5,350,270)	(4,607,311)	847,696

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,095,071	1,774,530	1,105,155	1,548,946
Transfers between Sub-Accounts (including the Fixed Account), net	(3,129,965)	14,804,391	(1,394,287)	599,947
Withdrawals, surrenders, annuitizations and contract charges	(16,158,948)	(17,785,077)	(5,278,942)	(6,964,847)

Net accumulation activity	(17,193,842)	(1,206,156)	(5,568,074)	(4,815,954)

Annuitization Activity:
Annuitizations	37,613	34,392	180,692	86,008
Annuity payments and contract charges	(50,771)	(71,773)	(162,385)	(96,140)
Adjustments to annuity reserves	(9,701)	1,567	14,997	7,388

Net annuitization activity	(22,859)	(35,814)	33,304	(2,744)

Net increase (decrease) from contract owner transactions	(17,216,701)	(1,241,970)	(5,534,770)	(4,818,698)

Total increase (decrease) in net assets	(35,048,229)	(6,592,240)	(10,142,081)	(3,971,002)
Net assets at beginning of year	137,119,763	143,712,003	40,717,957	44,688,959

Net assets at end of year	$102,071,534	$137,119,763	$30,575,876	$40,717,957

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA3 Sub-Account		M97 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$920,190	$974,086	$(239,689)	$(339,765)
Net realized gains (losses)	(854,165)	(254,728)	1,804,896	2,570,619
Net change in unrealized appreciation/(depreciation)	(3,776,806)	(284,809)	(7,095,916)	419,631

Increase (decrease) in net assets from operations	(3,710,781)	434,549	(5,530,709)	2,650,485

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	705,730	877,065	903,183	1,144,227
Transfers between Sub-Accounts (including the Fixed Account), net	(897,623)	1,850,074	(974,520)	541,212
Withdrawals, surrenders, annuitizations and contract charges	(4,039,333)	(4,935,322)	(3,448,174)	(5,145,118)

Net accumulation activity	(4,231,226)	(2,208,183)	(3,519,511)	(3,459,679)

Annuitization Activity:
Annuitizations	8,436	112,687	7,715	35,845
Annuity payments and contract charges	(42,048)	(33,771)	(108,554)	(133,259)
Adjustments to annuity reserves	(4,066)	662	(16,406)	8,413

Net annuitization activity	(37,678)	79,578	(117,245)	(89,001)

Net increase (decrease) from contract owner transactions	(4,268,904)	(2,128,605)	(3,636,756)	(3,548,680)

Total increase (decrease) in net assets	(7,979,685)	(1,694,056)	(9,167,465)	(898,195)
Net assets at beginning of year	31,224,647	32,918,703	34,546,173	35,444,368

Net assets at end of year	$23,244,962	$31,224,647	$25,378,708	$34,546,173

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD5 Sub-Account		M98 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(156,063)	$(198,765)	$(203,776)	$(447,493)
Net realized gains (losses)	673,827	1,187,763	2,963,356	4,379,853
Net change in unrealized appreciation/(depreciation)	(2,988,713)	111,836	(12,708,627)	(400,683)

Increase (decrease) in net assets from operations	(2,470,949)	1,100,834	(9,949,047)	3,531,677

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	241,145	408,844	753,554	869,409
Transfers between Sub-Accounts (including the Fixed Account), net	(455,000)	27,735	(565,202)	(509,767)
Withdrawals, surrenders, annuitizations and contract charges	(1,381,449)	(2,484,920)	(3,486,984)	(5,064,604)

Net accumulation activity	(1,595,304)	(2,048,341)	(3,298,632)	(4,704,962)

Annuitization Activity:
Annuitizations	6,635	—	3,874	81,710
Annuity payments and contract charges	(18,706)	(19,634)	(56,346)	(64,969)
Adjustments to annuity reserves	288	128	(24,049)	6,324

Net annuitization activity	(11,783)	(19,506)	(76,521)	23,065

Net increase (decrease) from contract owner transactions	(1,607,087)	(2,067,847)	(3,375,153)	(4,681,897)

Total increase (decrease) in net assets	(4,078,036)	(967,013)	(13,324,200)	(1,150,220)
Net assets at beginning of year	15,046,507	16,013,520	41,017,390	42,167,610

Net assets at end of year	$10,968,471	$15,046,507	$27,693,190	$41,017,390

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M93 Sub-Account		MD6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(753,619)	$(1,232,324)	$(3,936,071)	$(4,217,660)
Net realized gains (losses)	5,516,622	8,683,612	51,842,975	76,667,239
Net change in unrealized appreciation/(depreciation)	(24,223,758)	(882,757)	(122,381,230)	5,403,634

Increase (decrease) in net assets from operations	(19,460,755)	6,568,531	(74,474,326)	77,853,213

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,187,282	1,548,953	6,730,349	7,867,625
Transfers between Sub-Accounts (including the Fixed Account), net	5,470,479	499,199	(5,266,364)	(7,448,617)
Withdrawals, surrenders, annuitizations and contract charges	(7,790,808)	(11,061,713)	(34,837,044)	(48,797,716)

Net accumulation activity	(1,133,047)	(9,013,561)	(33,373,059)	(48,378,708)

Annuitization Activity:
Annuitizations	14,139	2,919	927,506	2,090,257
Annuity payments and contract charges	(39,961)	(38,504)	(1,402,282)	(977,695)
Adjustments to annuity reserves	11,195	(4,561)	(81,540)	101,668

Net annuitization activity	(14,627)	(40,146)	(556,316)	1,214,230

Net increase (decrease) from contract owner transactions	(1,147,674)	(9,053,707)	(33,929,375)	(47,164,478)

Total increase (decrease) in net assets	(20,608,429)	(2,485,176)	(108,403,701)	30,688,735
Net assets at beginning of year	77,636,236	80,121,412	376,376,169	345,687,434

Net assets at end of year	$57,027,807	$77,636,236	$267,972,468	$376,376,169

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB3 Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(517,134)	$(615,605)	$(95,699)	$(511,229)
Net realized gains (losses)	5,407,133	7,458,656	—	—
Net change in unrealized appreciation/(depreciation)	(12,783,721)	1,114,098	—	—

Increase (decrease) in net assets from operations	(7,893,722)	7,957,149	(95,699)	(511,229)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	557,069	672,744	4,270,930	3,516,502
Transfers between Sub-Accounts (including the Fixed Account), net	(292,878)	(1,380,182)	7,721,929	7,476,413
Withdrawals, surrenders, annuitizations and contract charges	(4,140,940)	(3,966,949)	(13,355,526)	(9,694,174)

Net accumulation activity	(3,876,749)	(4,674,387)	(1,362,667)	1,298,741

Annuitization Activity:
Annuitizations	—	15,203	38,916	302,122
Annuity payments and contract charges	(59,142)	(44,510)	(136,329)	(115,501)
Adjustments to annuity reserves	(4,042)	3,298	5,847	14,365

Net annuitization activity	(63,184)	(26,009)	(91,566)	200,986

Net increase (decrease) from contract owner transactions	(3,939,933)	(4,700,396)	(1,454,233)	1,499,727

Total increase (decrease) in net assets	(11,833,655)	3,256,753	(1,549,932)	988,498
Net assets at beginning of year	39,021,196	35,764,443	36,673,308	35,684,810

Net assets at end of year	$27,187,541	$39,021,196	$35,123,376	$36,673,308

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD9 Sub-Account		ME2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(478,480)	$(1,694,367)	$64,173	$(126,541)
Net realized gains (losses)	—	—	595,387	2,138,631
Net change in unrealized appreciation/(depreciation)	—	—	(4,393,636)	(60,269)

Increase (decrease) in net assets from operations	(478,480)	(1,694,367)	(3,734,076)	1,951,821

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,416,338	3,055,454	235,192	746,674
Transfers between Sub-Accounts (including the Fixed Account), net	14,788,289	18,335,810	(70,478)	(170,637)
Withdrawals, surrenders, annuitizations and contract charges	(24,339,647)	(28,163,839)	(1,518,383)	(2,983,240)

Net accumulation activity	(5,135,020)	(6,772,575)	(1,353,669)	(2,407,203)

Annuitization Activity:
Annuitizations	29,146	88,382	87,449	3,916
Annuity payments and contract charges	(52,241)	(45,796)	(13,407)	(12,444)
Adjustments to annuity reserves	4,906	(388)	(1,592)	386

Net annuitization activity	(18,189)	42,198	72,450	(8,142)

Net increase (decrease) from contract owner transactions	(5,153,209)	(6,730,377)	(1,281,219)	(2,415,345)

Total increase (decrease) in net assets	(5,631,689)	(8,424,744)	(5,015,295)	(463,524)
Net assets at beginning of year	98,542,144	106,966,888	19,973,577	20,437,101

Net assets at end of year	$92,910,455	$98,542,144	$14,958,282	$19,973,577

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	ME3 Sub-Account		MA5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(25,937)	$(379,594)	$393,790	$394,534
Net realized gains (losses)	1,228,229	3,157,520	(114,301)	1,175,137
Net change in unrealized appreciation/(depreciation)	(8,162,961)	550,871	(3,615,704)	(1,818,468)

Increase (decrease) in net assets from operations	(6,960,669)	3,328,797	(3,336,215)	(248,797)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	302,534	425,657	345,020	1,257,594
Transfers between Sub-Accounts (including the Fixed Account), net	1,418,892	411,343	367,169	(774,380)
Withdrawals, surrenders, annuitizations and contract charges	(3,604,869)	(4,183,756)	(2,001,675)	(5,327,893)

Net accumulation activity	(1,883,443)	(3,346,756)	(1,289,486)	(4,844,679)

Annuitization Activity:
Annuitizations	45,006	18,035	35,189	359,570
Annuity payments and contract charges	(15,891)	(9,503)	(195,431)	(47,616)
Adjustments to annuity reserves	(12,776)	962	141,673	(5,252)

Net annuitization activity	16,339	9,494	(18,569)	306,702

Net increase (decrease) from contract owner transactions	(1,867,104)	(3,337,262)	(1,308,055)	(4,537,977)

Total increase (decrease) in net assets	(8,827,773)	(8,465)	(4,644,270)	(4,786,774)
Net assets at beginning of year	36,414,019	36,422,484	23,061,684	27,848,458

Net assets at end of year	$27,586,246	$36,414,019	$18,417,414	$23,061,684

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA7 Sub-Account		ME4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$36,564	$47,410	$(228,061)	$(335,325)
Net realized gains (losses)	(69,391)	162,009	2,563,544	4,396,795
Net change in unrealized appreciation/(depreciation)	(454,086)	(261,360)	(10,067,889)	(1,457,389)

Increase (decrease) in net assets from operations	(486,913)	(51,941)	(7,732,406)	2,604,081

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	138,203	159,288	155,217	510,136
Transfers between Sub-Accounts (including the Fixed Account), net	(219,479)	268,515	(226,240)	(745,386)
Withdrawals, surrenders, annuitizations and contract charges	(596,871)	(479,995)	(1,723,259)	(3,230,582)

Net accumulation activity	(678,147)	(52,192)	(1,794,282)	(3,465,832)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(16,984)	(6,056)	(16,013)	(26,619)
Adjustments to annuity reserves	(6,445)	800	(15,603)	1,262

Net annuitization activity	(23,429)	(5,256)	(31,616)	(25,357)

Net increase (decrease) from contract owner transactions	(701,576)	(57,448)	(1,825,898)	(3,491,189)

Total increase (decrease) in net assets	(1,188,489)	(109,389)	(9,558,304)	(887,108)
Net assets at beginning of year	3,559,201	3,668,590	22,058,504	22,945,612

Net assets at end of year	$2,370,712	$3,559,201	$12,500,200	$22,058,504

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA2 Sub-Account		MF3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(121,869)	$(100,125)	$(516,322)	$(533,111)
Net realized gains (losses)	926,344	775,132	8,902,547	193,455
Net change in unrealized appreciation/(depreciation)	(5,332,662)	96,781	(18,551,313)	13,190,838

Increase (decrease) in net assets from operations	(4,528,187)	771,788	(10,165,088)	12,851,182

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,611,299	6,685,207	1,185,873	2,217,116
Transfers between Sub-Accounts (including the Fixed Account), net	1,258,541	1,306,805	897,437	(5,075,473)
Withdrawals, surrenders, annuitizations and contract charges	(337,475)	(452,519)	(4,971,027)	(6,748,276)

Net accumulation activity	2,532,365	7,539,493	(2,887,717)	(9,606,633)

Annuitization Activity:
Annuitizations	—	—	5,008	6,926
Annuity payments and contract charges	—	—	(39,194)	(34,728)
Adjustments to annuity reserves	—	—	3,780	(1,787)

Net annuitization activity	—	—	(30,406)	(29,589)

Net increase (decrease) from contract owner transactions	2,532,365	7,539,493	(2,918,123)	(9,636,222)

Total increase (decrease) in net assets	(1,995,822)	8,311,281	(13,083,211)	3,214,960
Net assets at beginning of year	11,344,654	3,033,373	53,130,086	49,915,126

Net assets at end of year	$9,348,832	$11,344,654	$40,046,875	$53,130,086

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MF5 Sub-Account		MF6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,175,445	$1,398,299	$(2,130)	$(4,847)
Net realized gains (losses)	18,816,637	19,077,088	100,011	91,188
Net change in unrealized appreciation/(depreciation)	(81,294,342)	(1,550,825)	(546,648)	315,539

Increase (decrease) in net assets from operations	(61,302,260)	18,924,562	(448,767)	401,880

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,902,810	7,385,845	81,505	13,733
Transfers between Sub-Accounts (including the Fixed Account), net	5,202,249	75,980	94,456	(155,872)
Withdrawals, surrenders, annuitizations and contract charges	(39,923,740)	(54,837,653)	(262,862)	(204,530)

Net accumulation activity	(30,818,681)	(47,375,828)	(86,901)	(346,669)

Annuitization Activity:
Annuitizations	154,606	775,157	—	—
Annuity payments and contract charges	(313,848)	(438,473)	—	—
Adjustments to annuity reserves	6,714	5,290	(2,265)	(768)

Net annuitization activity	(152,528)	341,974	(2,265)	(768)

Net increase (decrease) from contract owner transactions	(30,971,209)	(47,033,854)	(89,166)	(347,437)

Total increase (decrease) in net assets	(92,273,469)	(28,109,292)	(537,933)	54,443
Net assets at beginning of year	373,266,922	401,376,214	1,634,908	1,580,465

Net assets at end of year	$280,993,453	$373,266,922	$1,096,975	$1,634,908

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MF7 Sub-Account		MF9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(228,743)	$(327,648)	$(737,085)	$(685,526)
Net realized gains (losses)	3,100,840	3,208,427	29,890,497	26,836,661
Net change in unrealized appreciation/(depreciation)	(16,854,911)	9,258,205	(92,467,837)	16,120,276

Increase (decrease) in net assets from operations	(13,982,814)	12,138,984	(63,314,425)	42,271,411

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,023,656	1,786,156	2,944,659	8,285,029
Transfers between Sub-Accounts (including the Fixed Account), net	4,334,772	(5,208,812)	1,336,505	(4,876,566)
Withdrawals, surrenders, annuitizations and contract charges	(4,689,920)	(6,612,198)	(26,214,694)	(48,575,294)

Net accumulation activity	668,508	(10,034,854)	(21,933,530)	(45,166,831)

Annuitization Activity:
Annuitizations	46,098	27,291	263,392	337,365
Annuity payments and contract charges	(29,985)	(22,008)	(280,089)	(38,104)
Adjustments to annuity reserves	(1,655)	(1,786)	(33,361)	(3,088)

Net annuitization activity	14,458	3,497	(50,058)	296,173

Net increase (decrease) from contract owner transactions	682,966	(10,031,357)	(21,983,588)	(44,870,658)

Total increase (decrease) in net assets	(13,299,848)	2,107,627	(85,298,013)	(2,599,247)
Net assets at beginning of year	49,854,935	47,747,308	325,550,305	328,149,552

Net assets at end of year	$36,555,087	$49,854,935	$240,252,292	$325,550,305

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG1 Sub-Account		MF2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$2,252,228	$(919,727)	$255,204	$986,359
Net realized gains (losses)	5,137,915	4,619,183	(1,090,258)	525,414
Net change in unrealized appreciation/(depreciation)	(32,364,004)	(3,891,010)	(8,781,940)	(4,330,333)

Increase (decrease) in net assets from operations	(24,973,861)	(191,554)	(9,616,994)	(2,818,560)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,231,536	1,338,147	3,033,854	4,278,247
Transfers between Sub-Accounts (including the Fixed Account), net	8,658,676	8,544,836	(13,333,538)	20,558,016
Withdrawals, surrenders, annuitizations and contract charges	(13,317,976)	(15,226,836)	(20,936,722)	(26,115,712)

Net accumulation activity	(3,427,764)	(5,343,853)	(31,236,406)	(1,279,449)

Annuitization Activity:
Annuitizations	28,767	63,918	147,087	142,132
Annuity payments and contract charges	(9,647)	(18,382)	(199,333)	(112,400)
Adjustments to annuity reserves	29,181	4,259	51	(3,755)

Net annuitization activity	48,301	49,795	(52,195)	25,977

Net increase (decrease) from contract owner transactions	(3,379,463)	(5,294,058)	(31,288,601)	(1,253,472)

Total increase (decrease) in net assets	(28,353,324)	(5,485,612)	(40,905,595)	(4,072,032)
Net assets at beginning of year	111,770,527	117,256,139	176,852,160	180,924,192

Net assets at end of year	$83,417,203	$111,770,527	$135,946,565	$176,852,160

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG2 Sub-Account		MG3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(27,888)	$384,915	$(158,439)	$(235,516)
Net realized gains (losses)	(551,921)	407,275	2,362,013	1,583,949
Net change in unrealized appreciation/(depreciation)	(5,099,680)	(2,678,331)	(4,599,556)	4,741,324

Increase (decrease) in net assets from operations	(5,679,489)	(1,886,141)	(2,395,982)	6,089,757

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	798,556	1,033,074	329,267	344,248
Transfers between Sub-Accounts (including the Fixed Account), net	(3,843,426)	9,948,116	(1,041,155)	(2,236,544)
Withdrawals, surrenders, annuitizations and contract charges	(10,295,467)	(14,474,407)	(2,774,432)	(3,286,733)

Net accumulation activity	(13,340,337)	(3,493,217)	(3,486,320)	(5,179,029)

Annuitization Activity:
Annuitizations	—	8,702	70,388	11,442
Annuity payments and contract charges	(3,112)	(2,620)	(45,576)	(8,433)
Adjustments to annuity reserves	373	(434)	(3,854)	106

Net annuitization activity	(2,739)	5,648	20,958	3,115

Net increase (decrease) from contract owner transactions	(13,343,076)	(3,487,569)	(3,465,362)	(5,175,914)

Total increase (decrease) in net assets	(19,022,565)	(5,373,710)	(5,861,344)	913,843
Net assets at beginning of year	100,588,147	105,961,857	23,879,329	22,965,486

Net assets at end of year	$81,565,582	$100,588,147	$18,017,985	$23,879,329

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG4 Sub-Account		MG6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(150,637)	$(200,023)	$1,059,764	$1,443,259
Net realized gains (losses)	2,085,837	1,251,298	105,034,687	88,604,185
Net change in unrealized appreciation/(depreciation)	(4,049,797)	4,274,465	(328,938,251)	26,748,911

Increase (decrease) in net assets from operations	(2,114,597)	5,325,740	(222,843,800)	116,796,355

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	558,050	1,001,653	12,784,612	14,409,472
Transfers between Sub-Accounts (including the Fixed Account), net	(927,615)	(2,397,600)	(751,377)	(7,270,670)
Withdrawals, surrenders, annuitizations and contract charges	(1,688,694)	(3,517,001)	(118,598,328)	(189,708,320)

Net accumulation activity	(2,058,259)	(4,912,948)	(106,565,093)	(182,569,518)

Annuitization Activity:
Annuitizations	—	—	147,389	78,394
Annuity payments and contract charges	(573)	(574)	(200,845)	(39,576)
Adjustments to annuity reserves	37	103	(460,970)	(81,810)

Net annuitization activity	(536)	(471)	(514,426)	(42,992)

Net increase (decrease) from contract owner transactions	(2,058,795)	(4,913,419)	(107,079,519)	(182,612,510)

Total increase (decrease) in net assets	(4,173,392)	412,321	(329,923,319)	(65,816,155)
Net assets at beginning of year	21,209,255	20,796,934	1,251,694,528	1,317,510,683

Net assets at end of year	$17,035,863	$21,209,255	$921,771,209	$1,251,694,528

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG7 Sub-Account		V46 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(103,430)	$(82,134)	$1,731	$(240)
Net realized gains (losses)	2,227,102	535,482	(335)	(4)
Net change in unrealized appreciation/(depreciation)	(3,394,724)	1,784,739	(18,994)	(481)

Increase (decrease) in net assets from operations	(1,271,052)	2,238,087	(17,598)	(725)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	889,835	2,107,195	45,719	85,899
Transfers between Sub-Accounts (including the Fixed Account), net	309,812	(794,548)	53,946	750
Withdrawals, surrenders, annuitizations and contract charges	(1,018,176)	(904,276)	(3,538)	(1,163)

Net accumulation activity	181,471	408,371	96,127	85,486

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(3,600)	(3,052)	—	—
Adjustments to annuity reserves	155	195	—	—

Net annuitization activity	(3,445)	(2,857)	—	—

Net increase (decrease) from contract owner transactions	178,026	405,514	96,127	85,486

Total increase (decrease) in net assets	(1,093,026)	2,643,601	78,529	84,761
Net assets at beginning of year	9,845,653	7,202,052	84,761	—

Net assets at end of year	$8,752,627	$9,845,653	$163,290	$84,761

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V45 Sub-Account		U43 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(11,331)	$(5,377)	$16,707	$3,825
Net realized gains (losses)	171,689	168,160	50,219	9,975
Net change in unrealized appreciation/(depreciation)	(548,775)	133,188	(141,483)	285

Increase (decrease) in net assets from operations	(388,417)	295,971	(74,557)	14,085

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	460,832	1,547,939	559,009	418,747
Transfers between Sub-Accounts (including the Fixed Account), net	59,425	67,469	290,690	50,726
Withdrawals, surrenders, annuitizations and contract charges	(60,068)	(21,546)	(21,047)	(3,722)

Net accumulation activity	460,189	1,593,862	828,652	465,751

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	460,189	1,593,862	828,652	465,751

Total increase (decrease) in net assets	71,772	1,889,833	754,095	479,836
Net assets at beginning of year	1,961,048	71,215	482,399	2,563

Net assets at end of year	$2,032,820	$1,961,048	$1,236,494	$482,399

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	U41 Sub-Account		V44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(15,689)	$1,906	$(285,712)	$(376,725)
Net realized gains (losses)	218,464	15,689	(835,878)	8,865,080
Net change in unrealized appreciation/(depreciation)	(427,124)	(5,711)	(18,403,286)	(9,156,069)

Increase (decrease) in net assets from operations	(224,349)	11,884	(19,524,876)	(667,714)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	984,197	515,231	2,606,830	11,755,284
Transfers between Sub-Accounts (including the Fixed Account), net	144,938	288,522	7,855,751	1,755,605
Withdrawals, surrenders, annuitizations and contract charges	(25,180)	(5,784)	(1,475,260)	(2,579,068)

Net accumulation activity	1,103,955	797,969	8,987,321	10,931,821

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	(6,208)
Adjustments to annuity reserves	—	—	—	(472)

Net annuitization activity	—	—	—	(6,680)

Net increase (decrease) from contract owner transactions	1,103,955	797,969	8,987,321	10,925,141

Total increase (decrease) in net assets	879,606	809,853	(10,537,555)	10,257,427
Net assets at beginning of year	887,878	78,025	27,952,666	17,695,239

Net assets at end of year	$1,767,484	$887,878	$17,415,111	$27,952,666

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V43 Sub-Account		O19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(84,514)	$(140,530)	$(221,369)	$(284,914)
Net realized gains (losses)	(777,408)	4,354,224	4,537,770	1,884,451
Net change in unrealized appreciation/(depreciation)	(4,328,972)	(5,086,186)	(9,577,166)	1,454,978

Increase (decrease) in net assets from operations	(5,190,894)	(872,492)	(5,260,765)	3,054,515

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,839	114,721	582,427	195,676
Transfers between Sub-Accounts (including the Fixed Account), net	2,388,911	1,088,884	637,916	(261,234)
Withdrawals, surrenders, annuitizations and contract charges	(428,387)	(1,341,170)	(1,773,700)	(1,596,896)

Net accumulation activity	1,963,363	(137,565)	(553,357)	(1,662,454)

Annuitization Activity:
Annuitizations	—	—	—	97,098
Annuity payments and contract charges	(561)	(1,159)	(26,959)	(25,564)
Adjustments to annuity reserves	(212)	47	49	(753)

Net annuitization activity	(773)	(1,112)	(26,910)	70,781

Net increase (decrease) from contract owner transactions	1,962,590	(138,677)	(580,267)	(1,591,673)

Total increase (decrease) in net assets	(3,228,304)	(1,011,169)	(5,841,032)	1,462,842
Net assets at beginning of year	7,596,199	8,607,368	16,770,766	15,307,924

Net assets at end of year	$4,367,895	$7,596,199	$10,929,734	$16,770,766

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	O23 Sub-Account		O20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(73,104)	$(46,047)	$(175,962)	$(249,516)
Net realized gains (losses)	965,351	1,142,787	1,717,135	1,852,813
Net change in unrealized appreciation/(depreciation)	(3,535,610)	(48,854)	(6,151,303)	344,891

Increase (decrease) in net assets from operations	(2,643,363)	1,047,886	(4,610,130)	1,948,188

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,174,499	1,518,058	106,139	358,021
Transfers between Sub-Accounts (including the Fixed Account), net	(2,211,106)	334,150	1,295,869	(966,680)
Withdrawals, surrenders, annuitizations and contract charges	(930,416)	(1,583,034)	(1,607,071)	(2,439,688)

Net accumulation activity	(1,967,023)	269,174	(205,063)	(3,048,347)

Annuitization Activity:
Annuitizations	—	—	43,114	—
Annuity payments and contract charges	—	—	(4,971)	(273)
Adjustments to annuity reserves	—	—	(364)	(135)

Net annuitization activity	—	—	37,779	(408)

Net increase (decrease) from contract owner transactions	(1,967,023)	269,174	(167,284)	(3,048,755)

Total increase (decrease) in net assets	(4,610,386)	1,317,060	(4,777,414)	(1,100,567)
Net assets at beginning of year	13,814,920	12,497,860	14,019,771	15,120,338

Net assets at end of year	$9,204,534	$13,814,920	$9,242,357	$14,019,771

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	O21 Sub-Account		O04 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(750,684)	$(1,851,215)	$(62,789)	$(81,369)
Net realized gains (losses)	43,058,376	14,828,771	589,413	507,240
Net change in unrealized appreciation/(depreciation)	(72,417,880)	19,877,255	(1,387,168)	511,247

Increase (decrease) in net assets from operations	(30,110,188)	32,854,811	(860,544)	937,118

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,136,937	2,849,990	59,040	111,999
Transfers between Sub-Accounts (including the Fixed Account), net	6,473,527	(17,980,454)	(245,341)	(161,351)
Withdrawals, surrenders, annuitizations and contract charges	(14,839,518)	(20,626,121)	(546,544)	(385,307)

Net accumulation activity	(6,229,054)	(35,756,585)	(732,845)	(434,659)

Annuitization Activity:
Annuitizations	191,243	91,659	—	—
Annuity payments and contract charges	(137,453)	(92,371)	(6,335)	(7,071)
Adjustments to annuity reserves	(8,013)	(6,804)	2	(1)

Net annuitization activity	45,777	(7,516)	(6,333)	(7,072)

Net increase (decrease) from contract owner transactions	(6,183,277)	(35,764,101)	(739,178)	(441,731)

Total increase (decrease) in net assets	(36,293,465)	(2,909,290)	(1,599,722)	495,387
Net assets at beginning of year	141,108,534	144,017,824	5,247,251	4,751,864

Net assets at end of year	$104,815,069	$141,108,534	$3,647,529	$5,247,251

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	PH2 Sub-Account		P08 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(1,689)	$(6,204)	$896,242	$1,619,882
Net realized gains (losses)	30,954	53,809	1,134,368	451,016
Net change in unrealized appreciation/(depreciation)	(107,503)	18,387	(4,238,967)	235,594

Increase (decrease) in net assets from operations	(78,238)	65,992	(2,208,357)	2,306,492

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	30,905	—	102,399	105,997
Transfers between Sub-Accounts (including the Fixed Account), net	24,712	(71,734)	331,259	20,695
Withdrawals, surrenders, annuitizations and contract charges	(138,835)	(22,368)	(1,760,447)	(1,986,365)

Net accumulation activity	(83,218)	(94,102)	(1,326,789)	(1,859,673)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(83,218)	(94,102)	(1,326,789)	(1,859,673)

Total increase (decrease) in net assets	(161,456)	(28,110)	(3,535,146)	446,819
Net assets at beginning of year	367,935	396,045	17,128,845	16,682,026

Net assets at end of year	$206,479	$367,935	$13,593,699	$17,128,845

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	PC0 Sub-Account		P70 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$706,743	$1,324,672	$497,965	$39,755
Net realized gains (losses)	991,406	314,360	118,930	6,418
Net change in unrealized appreciation/(depreciation)	(3,468,013)	229,406	(595,931)	122,651

Increase (decrease) in net assets from operations	(1,769,864)	1,868,438	20,964	168,824

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	125,949	164,651	1,054,525	1,111,002
Transfers between Sub-Accounts (including the Fixed Account), net	(234,359)	(154,800)	420,089	236,760
Withdrawals, surrenders, annuitizations and contract charges	(1,439,219)	(1,375,635)	(79,063)	(48,851)

Net accumulation activity	(1,547,629)	(1,365,784)	1,395,551	1,298,911

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,547,629)	(1,365,784)	1,395,551	1,298,911

Total increase (decrease) in net assets	(3,317,493)	502,654	1,416,515	1,467,735
Net assets at beginning of year	14,197,943	13,695,289	1,725,004	257,269

Net assets at end of year	$10,880,450	$14,197,943	$3,141,519	$1,725,004

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P10 Sub-Account		PK8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$4,099,330	$570,388	$171,785	$193,796
Net realized gains (losses)	2,555,842	(156,292)	(205,986)	419
Net change in unrealized appreciation/(depreciation)	(3,849,403)	5,744,342	(1,106,164)	(486,777)

Increase (decrease) in net assets from operations	2,805,769	6,158,438	(1,140,365)	(292,562)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	199,757	408,172	84,386	54,005
Transfers between Sub-Accounts (including the Fixed Account), net	(5,491,860)	(3,434,879)	86,737	358,777
Withdrawals, surrenders, annuitizations and contract charges	(2,243,133)	(3,238,146)	(606,714)	(929,928)

Net accumulation activity	(7,535,236)	(6,264,853)	(435,591)	(517,146)

Annuitization Activity:
Annuitizations	—	2,887	—	—
Annuity payments and contract charges	(34,527)	(13,449)	(1,579)	(1,898)
Adjustments to annuity reserves	35,370	274	(19)	121

Net annuitization activity	843	(10,288)	(1,598)	(1,777)

Net increase (decrease) from contract owner transactions	(7,534,393)	(6,275,141)	(437,189)	(518,923)

Total increase (decrease) in net assets	(4,728,624)	(116,703)	(1,577,554)	(811,485)
Net assets at beginning of year	21,953,980	22,070,683	6,635,426	7,446,911

Net assets at end of year	$17,225,356	$21,953,980	$5,057,872	$6,635,426

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P20 Sub-Account		PM5 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$3,524	$4,139	$1,117	$396
Net realized gains (losses)	(5,254)	(266)	(4,285)	1,219
Net change in unrealized appreciation/(depreciation)	(21,849)	(10,055)	(51,197)	(8,247)

Increase (decrease) in net assets from operations	(23,579)	(6,182)	(54,365)	(6,632)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	73,472	181,652
Transfers between Sub-Accounts (including the Fixed Account), net	(2,730)	1,924	166,884	170,094
Withdrawals, surrenders, annuitizations and contract charges	(13,255)	(13,438)	(13,126)	(4,824)

Net accumulation activity	(15,985)	(11,514)	227,230	346,922

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(15,985)	(11,514)	227,230	346,922

Total increase (decrease) in net assets	(39,564)	(17,696)	172,865	340,290
Net assets at beginning of year	140,557	158,253	380,471	40,181

Net assets at end of year	$100,993	$140,557	$553,336	$380,471

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	PD6 Sub-Account		P06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$823,117	$2,874,337	$1,344,723	$999,563
Net realized gains (losses)	45,763,689	44,273,405	102,235	394,651
Net change in unrealized appreciation/(depreciation)	(118,112,593)	(7,862,604)	(5,177,382)	(232,087)

Increase (decrease) in net assets from operations	(71,525,787)	39,285,138	(3,730,424)	1,162,127

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,687,128	3,420,171	327,263	545,768
Transfers between Sub-Accounts (including the Fixed Account), net	4,479,373	(9,718,499)	(983,638)	2,253,549
Withdrawals, surrenders, annuitizations and contract charges	(35,840,164)	(47,448,168)	(3,316,782)	(4,647,701)

Net accumulation activity	(28,673,663)	(53,746,496)	(3,973,157)	(1,848,384)

Annuitization Activity:
Annuitizations	21,616	386,217	9,847	14,392
Annuity payments and contract charges	(73,012)	(79,511)	(11,930)	(3,225)
Adjustments to annuity reserves	(2,821)	(321)	(1,963)	(211)
Net annuitization activity	(54,217)	306,385	(4,046)	10,956

Net increase (decrease) from contract owner transactions	(28,727,880)	(53,440,111)	(3,977,203)	(1,837,428)

Total increase (decrease) in net assets	(100,253,667)	(14,154,973)	(7,707,627)	(675,301)
Net assets at beginning of year	372,217,687	386,372,660	30,313,919	30,989,220

Net assets at end of year	$271,964,020	$372,217,687	$22,606,292	$30,313,919

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P07 Sub-Account		P68 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$920,742	$139,023	$67,014	$19,044
Net realized gains (losses)	(2,455,175)	5,254,076	(144,986)	138,726
Net change in unrealized appreciation/(depreciation)	(17,231,919)	(9,124,230)	(792,866)	(198,535)

Increase (decrease) in net assets from operations	(18,766,352)	(3,731,131)	(870,838)	(40,765)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,058,507	2,096,980	506,774	3,496,431
Transfers between Sub-Accounts (including the Fixed Account), net	235,903	14,529,569	127,784	1,062,183
Withdrawals, surrenders, annuitizations and contract charges	(14,239,211)	(17,638,178)	(293,524)	(70,855)

Net accumulation activity	(11,944,801)	(1,011,629)	341,034	4,487,759

Annuitization Activity:
Annuitizations	57,623	34,456	—	—
Annuity payments and contract charges	(66,097)	(37,693)	—	—
Adjustments to annuity reserves	4,994	(2,476)	—	—

Net annuitization activity	(3,480)	(5,713)	—	—

Net increase (decrease) from contract owner transactions	(11,948,281)	(1,017,342)	341,034	4,487,759

Total increase (decrease) in net assets	(30,714,633)	(4,748,473)	(529,804)	4,446,994
Net assets at beginning of year	124,464,099	129,212,572	5,368,911	921,917

Net assets at end of year	$93,749,466	$124,464,099	$4,839,107	$5,368,911

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	PI3 Sub-Account		P72 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(14,917)	$(194,228)	$(28,561)	$(75,465)
Net realized gains (losses)	(303,239)	(223,484)	1,806,790	1,312,782
Net change in unrealized appreciation/(depreciation)	167,697	306,851	(2,601,585)	2,277,616

Increase (decrease) in net assets from operations	(150,459)	(110,861)	(823,356)	3,514,933

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	155,515	117,275	871,705	2,137,457
Transfers between Sub-Accounts (including the Fixed Account), net	(108,183)	201,182	1,734,437	(358,831)
Withdrawals, surrenders, annuitizations and contract charges	(1,433,830)	(1,482,881)	(1,596,435)	(2,397,937)

Net accumulation activity	(1,386,498)	(1,164,424)	1,009,707	(619,311)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,386,498)	(1,164,424)	1,009,707	(619,311)

Total increase (decrease) in net assets	(1,536,957)	(1,275,285)	186,351	2,895,622
Net assets at beginning of year	11,591,889	12,867,174	17,298,993	14,403,371

Net assets at end of year	$10,054,932	$11,591,889	$17,485,344	$17,298,993

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P88 Sub-Account		P93 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(16,276)	$(14,899)	$(2,670)	$(2,705)
Net realized gains (losses)	250,295	37,561	68,461	1,659
Net change in unrealized appreciation/(depreciation)	(992,122)	157,069	(245,440)	20,876

Increase (decrease) in net assets from operations	(758,103)	179,731	(179,649)	19,830

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,089,532	3,331,957	761,949	576,289
Transfers between Sub-Accounts (including the Fixed Account), net	182,429	106,363	253,795	62,091
Withdrawals, surrenders, annuitizations and contract charges	(154,426)	(21,066)	(27,904)	(5,678)

Net accumulation activity	2,117,535	3,417,254	987,840	632,702

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,117,535	3,417,254	987,840	632,702

Total increase (decrease) in net assets	1,359,432	3,596,985	808,191	652,532
Net assets at beginning of year	3,712,125	115,140	670,641	18,109

Net assets at end of year	$5,071,557	$3,712,125	$1,478,832	$670,641

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P89 Sub-Account		P95 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(13,305)	$(7,329)	$21,529	$(2,324)
Net realized gains (losses)	119,002	29,903	(19,596)	1,465
Net change in unrealized appreciation/(depreciation)	(204,882)	145,081	(115,250)	(16,643)

Increase (decrease) in net assets from operations	(99,185)	167,655	(113,317)	(17,502)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	527,759	1,312,680	50,000	131,364
Transfers between Sub-Accounts (including the Fixed Account), net	(261,555)	134,539	328,155	479,999
Withdrawals, surrenders, annuitizations and contract charges	(41,667)	(54,699)	(28,416)	(5,545)

Net accumulation activity	224,537	1,392,520	349,739	605,818

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	224,537	1,392,520	349,739	605,818

Total increase (decrease) in net assets	125,352	1,560,175	236,422	588,316
Net assets at beginning of year	1,621,461	61,286	624,365	36,049

Net assets at end of year	$1,746,813	$1,621,461	$860,787	$624,365

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P79 Sub-Account		P80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(22,259)	$(28,666)	$(4,161)	$(383)
Net realized gains (losses)	214,527	82,683	45,323	(764)
Net change in unrealized appreciation/(depreciation)	(932,496)	374,311	(151,374)	(9,959)

Increase (decrease) in net assets from operations	(740,228)	428,328	(110,212)	(11,106)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	219,890	3,711,982	220,000	165,899
Transfers between Sub-Accounts (including the Fixed Account), net	(274,927)	(86,799)	172,047	37,580
Withdrawals, surrenders, annuitizations and contract charges	(85,540)	(41,469)	(7,547)	(842)

Net accumulation activity	(140,577)	3,583,714	384,500	202,637

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(140,577)	3,583,714	384,500	202,637

Total increase (decrease) in net assets	(880,805)	4,012,042	274,288	191,531
Net assets at beginning of year	4,132,899	120,857	191,531	—

Net assets at end of year	$3,252,094	$4,132,899	$465,819	$191,531

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P81 Sub-Account		L36 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(1,888)	$(191)	$2,998	$29
Net realized gains (losses)	16,918	117	12,436	27
Net change in unrealized appreciation/(depreciation)	(50,692)	2,183	(37,522)	(54)

Increase (decrease) in net assets from operations	(35,662)	2,109	(22,088)	2

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	264,040	50,943	300,406	1,000
Transfers between Sub-Accounts (including the Fixed Account), net	99,416	816	345	—
Withdrawals, surrenders, annuitizations and contract charges	(3,755)	(126)	(3,670)	—

Net accumulation activity	359,701	51,633	297,081	1,000

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	359,701	51,633	297,081	1,000

Total increase (decrease) in net assets	324,039	53,742	274,993	1,002
Net assets at beginning of year	53,742	—	1,002	—

Net assets at end of year	$377,781	$53,742	$275,995	$1,002

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	TBD Sub-Account		TBE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(36,879)	$(3,670)	$9,744	$1,161
Net realized gains (losses)	183,280	171,244	100,899	29,904
Net change in unrealized appreciation/(depreciation)	(1,437,827)	(177,799)	(164,931)	(9,257)

Increase (decrease) in net assets from operations	(1,291,426)	(10,225)	(54,288)	21,808

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,920,690	1,560,120	855,657	879,989
Transfers between Sub-Accounts (including the Fixed Account), net	1,531,171	315,845	266,853	8,196
Withdrawals, surrenders, annuitizations and contract charges	(51,943)	(2,481)	(34,722)	(2,465)

Net accumulation activity	3,399,918	1,873,484	1,087,788	885,720

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	3,399,918	1,873,484	1,087,788	885,720

Total increase (decrease) in net assets	2,108,492	1,863,259	1,033,500	907,528
Net assets at beginning of year	1,863,259	—	907,528	—

Net assets at end of year	$3,971,751	$1,863,259	$1,941,028	$907,528

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	TBF Sub-Account		TP1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(26,020)	$(2,596)	$(1,140)	$(132)
Net realized gains (losses)	3,768	55,949	(2,405)	353
Net change in unrealized appreciation/(depreciation)	(106,242)	(53,415)	(133,794)	24,279

Increase (decrease) in net assets from operations	(128,494)	(62)	(137,339)	24,500

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,845,484	842,871	376,300	721,501
Transfers between Sub-Accounts (including the Fixed Account), net	538,621	97,763	233,914	6,884
Withdrawals, surrenders, annuitizations and contract charges	(43,758)	(3,333)	(14,809)	(2,194)

Net accumulation activity	2,340,347	937,301	595,405	726,191

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,340,347	937,301	595,405	726,191

Total increase (decrease) in net assets	2,211,853	937,239	458,066	750,691
Net assets at beginning of year	937,239	—	750,691	—

Net assets at end of year	$3,149,092	$937,239	$1,208,757	$750,691

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	TP2 Sub-Account		TP3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$4,657	$35	$12,866	$(120)
Net realized gains (losses)	10,100	(80)	17,007	(157)
Net change in unrealized appreciation/(depreciation)	(64,408)	419	(105,917)	1,285

Increase (decrease) in net assets from operations	(49,651)	374	(76,044)	1,008

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	579,950	31,145	444,588	107,251
Transfers between Sub-Accounts (including the Fixed Account), net	482,290	90	1,537,378	80,559
Withdrawals, surrenders, annuitizations and contract charges	(21,237)	(29)	(28,150)	(61)

Net accumulation activity	1,041,003	31,206	1,953,816	187,749

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,041,003	31,206	1,953,816	187,749

Total increase (decrease) in net assets	991,352	31,580	1,877,772	188,757
Net assets at beginning of year	31,580	—	188,757	—

Net assets at end of year	$1,022,932	$31,580	$2,066,529	$188,757

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	TP4 Sub-Account		TP5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$2,149	$1	$18,557	$203
Net realized gains (losses)	731	(47)	15,845	(183)
Net change in unrealized appreciation/(depreciation)	(31,595)	372	(427,538)	2,876

Increase (decrease) in net assets from operations	(28,715)	326	(393,136)	2,896

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	556,512	7,313	6,786,381	267,692
Transfers between Sub-Accounts (including the Fixed Account), net	119,607	9,709	681,105	64,014
Withdrawals, surrenders, annuitizations and contract charges	(5,270)	(645)	(129,498)	(1,414)

Net accumulation activity	670,849	16,377	7,337,988	330,292

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	670,849	16,377	7,337,988	330,292

Total increase (decrease) in net assets	642,134	16,703	6,944,852	333,188
Net assets at beginning of year	16,703	—	333,188	—

Net assets at end of year	$658,837	$16,703	$7,278,040	$333,188

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	W41 Sub-Account		W42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(3,288)	$(4,193)	$(610)	$(434)
Net realized gains (losses)	50,895	28,942	10,728	1,536
Net change in unrealized appreciation/(depreciation)	(137,536)	(14,392)	(26,468)	1,927

Increase (decrease) in net assets from operations	(89,929)	10,357	(16,350)	3,029

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	33,973	2,777	5,825	2,829
Withdrawals, surrenders, annuitizations and contract charges	(6,795)	(7,680)	(541)	(538)

Net accumulation activity	27,178	(4,903)	5,284	2,291

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	27,178	(4,903)	5,284	2,291

Total increase (decrease) in net assets	(62,751)	5,454	(11,066)	5,320
Net assets at beginning of year	244,231	238,777	46,909	41,589

Net assets at end of year	$181,480	$244,231	$35,843	$46,909

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	W50 Sub-Account
	December 31,	December 31,
	2022	2021
Operations:
Net investment income (loss)	$5,558	$17,469
Net realized gains (losses)	(49,036)	(798)
Net change in unrealized appreciation/(depreciation)	(188,915)	(39,249)

Increase (decrease) in net assets from operations	(232,393)	(22,578)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	147,250	694,853
Transfers between Sub-Accounts (including the Fixed Account), net	(148,861)	196,457
Withdrawals, surrenders, annuitizationsand contract charges	(29,375)	(12,204)

Net accumulation activity	(30,986)	879,106

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	(30,986)	879,106

Total increase (decrease) in net assets	(263,379)	856,528
Net assets at beginning of year	1,247,206	390,678

Net assets at end of year	$983,827	$1,247,206

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Choice II contracts, Regatta Classic contracts, Regatta Extra contracts, Regatta Flex II contracts, Regatta Flex 4 contracts, Regatta Gold contracts, Regatta Platinum contracts, Masters Access contracts, Masters Choice contracts, Masters Choice II contracts, Masters Extra contracts, Masters Extra II contracts, Masters Flex contracts, Masters Flex II contracts, Masters I Share contracts, Masters IV contracts, Masters VII contracts, Masters Prime contracts, Accelerator Prime contracts (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
AC1	Invesco V.I. International Growth Fund II	April 29, 2022
AM2	AB VPS International Growth Portfolio (Class B)	May 1, 2022
AL1	AB VPS Balanced Wealth Strategy Portfolio (Class B)	May 1, 2022
AX1	American Funds IS Global Balanced - Class 4	May 1, 2022
C89	CTIVP - Loomis Sayles Growth Fund Class 1	May 1, 2022
C90	CTIVP - Loomis Sayles Growth Fund Class 2	May 1, 2022
W42	Wanger USA	May 1, 2022

The following Sub-Account was liquidated and merged with an existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
V21	V20	April 29, 2022

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
AC4, C91, G03, P68, P95, P79, AP0, AQ1, AS3, AQ3, L33, AQ2, AS6, AX1, AB3, L16, V45, U41, U43, PM5, P88, P93, P89, W50	October 3, 2018
F19	May 1, 2020
A19, A71, B19, B20, B21, B22, B23, L34, L35, L36, C92, F17, F18, S18, S21, S23, V17, V19, V20, V21, M10, MV1, MV2, MV3, MV4, JF1, L19, V46, P80, P81, TP1, TP2, TP3, TP4, TP5, TBD, TBE, TBF	May 3, 2021

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2022. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2022, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2022, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2022. There were no transfers between levels during the year ended December 31, 2022.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations.

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2022, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9
Regatta	1.40%	—	—	—	—	—	—	—	—
Regatta Gold	1.25%	—	—	—	—	—	—	—	—
Regatta Classic	1.00%	—	—	—	—	—	—	—	—
Regatta Platinum	1.25%	—	—	—	—	—	—	—	—
Regatta Extra	1.30%	1.45%	1.55%	1.70%	—	—	—	—	—
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—	—
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—	—
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—	—
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	—	—
Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%	—
Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	—
Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—	—
Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Masters IV	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%	—
Masters Extra II	1.40%	1.80%	—	—	—	—	—	—	—
Masters Choice II	1.05%	1.30%	1.45%	—	—	—	—	—	—
Masters Flex II	1.30%	1.70%	—	—	—	—	—	—	—
Masters I Share	0.50%	—	—	—	—	—	—	—	—
Masters Prime	0.85%
Accelerator Prime	0.85%

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Masters VII, Masters Extra, Masters Extra II, Masters Choice and Masters Choice II, and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Masters IV, Masters Access, Masters Flex, Masters Flex II, Masters Prime and Accelerator Prime. There are no distribution charges associated with the other contracts listed in Note 1.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Distribution and administrative expense charges (Continued)

Additionally, for Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, Masters Choice II, Masters Prime contracts and Accelerator Prime contract, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value. This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual account administration fee (“Account Fee”). Distribution and administrative expense charges are reflected in the Statements of Operations.

Administration charges (“Account Fee”)

Each year on the account anniversary date, an Account Fee equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta Gold, $30 for Masters Prime and Accelerator Prime contracts, $35 in the case of Regatta Extra and Regatta Platinum contracts, and $50 for Regatta Choice, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, and Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. The Account Fee related to contracts in the accumulation phase is reflected in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations, and contract charges” line item. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year and reflected under the line item “Annuity payments and contract charges” in the Statements of Changes in Net Assets.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta, Regatta Gold, Regatta Flex 4, and Regatta Platinum contracts; 8% for Regatta Extra, Regatta Choice II, Regatta Flex II, Masters Choice, Masters Choice II, Masters Flex, Masters Flex II, Masters Extra, Masters Extra II, Masters IV, Masters VII, Masters Prime and Accelerator Prime contracts; and for 7% for Regatta Choice if the contract holder requests a full withdrawal prior to reaching the pay-out phase. These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

Benefit Fee is charged for optional living benefit riders elected by the contract holder. The benefit fee is deducted from the related account value as highlighted in the following table.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns	0.1000%	N/A	0.40%	N/A
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income Advisor	0.2250%	0.2750%	0.90%	1.10%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2750%	0.3250%	1.10%	1.30%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer Plus	0.3125%	0.3625%	1.25%	1.45%

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges (“Benefit Fee”) (Continued)

Income Advisor was only available on Masters I Share contracts. Income Maximizer, Income Maximizer Plus, and Income Riser III were available on Masters Choice II contracts, Masters Extra II contracts, and Masters Flex II contracts. The remaining optional living benefits above were available on Masters Extra, Masters Choice, Masters Flex, and Masters Access contracts.

Secured Returns for Life and Secured Returns for Life Plus were the only optional living benefits available on Masters IV and Masters VII contracts.

Secured Returns, Secured Returns 2, Secured Returns for Life, Secured Returns for Life Plus, Income on Demand, and Retirement Asset Protector were the only optional living benefits available on Regatta Flex II and Regatta Choice II contracts.

Benefit Fee is reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of at least 3% or 4% per year. The Individual Annuitant Mortality Tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
AL1	$6,715,284	$5,017,822
AO5	21,701,913	9,013,805
A71	455,328	74,541
AM2	1,051,493	549,261
A98	3,257,344	5,104,440
AC4	4,874,736	1,116,570
A19	2,515,013	33,328
A74	5,888,857	2,544,475
AP0	13,850,448	1,730,522
AQ1	6,905,617	976,627
AQ2	1,311,072	157,184
AS3	31,011,607	3,704,043
AS6	4,339,802	741,154
AQ3	780,587	97,569
AX1	3,169,600	340,011
B21	4,721,711	293,425
B19	1,440,638	128,821
B20	845,517	30,004
B18	16,150,130	50,836,240
B22	318,381	19,029
B23	462,639	40,643
L33	1,053,363	161,366
L34	235,411	10,841
L35	583,724	125,144
C71	38,519	5,788
C59	9,496	2,637
C60	10,928,071	8,673,081
C89	31,890	33,000
C90	2,788,297	2,068,878
C58	606,700	859,459
C91	1,894,414	1,095,678
C92	5,002,395	332,719
FD7	13,363,627	16,135,952
F24	25,473,129	20,114,168
F88	176,947	266,222
FB9	1,356,057	1,813,925
F15	2,463,843	2,718,268
F41	8,077,412	12,291,980
FE3	22,113,783	38,151,319
F17	716,372	101,033
F18	194,737	9,206
F19	4,465,836	784,706
L36	319,435	5,927
T21	4,229,558	3,189,381
S23	228,798	7,707

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
T20	$7,832,606	$17,112,381
FE6	2,634,893	3,302,455
S18	806,077	10,767
T59	96,874	1,189,213
F56	599,648	2,155,175
F59	5,621,469	10,465,437
FF0	8,397,515	336,798
F54	14,453,025	21,133,098
FG8	479,878	58,733
S21	2,167,528	86,864
F53	4,439,197	4,862,757
FJ9	926,406	281,770
T28	1,211,420	2,050,631
FJ0	3,822	16,047
G03	393,420	292,024
V35	1,230,355	1,431,997
V13	2,792,123	6,210,587
AB3	253,962	229,022
V11	29,334,233	16,044,708
AC1	383,201	352,260
V17	2,440,155	207,985
V19	614,070	50,399
V20	4,773,171	382,727
V21	1,931,603	2,434,351
MV1	40,076,889	1,285,277
MV2	1,560,471	153,453
MV3	3,381,924	152,363
MV4	785,092	67,812
J88	3,827,151	8,787,223
JF1	577,328	15,194
JF0	641,750	77,731
J94	3,647,906	3,655,257
L11	2,248,571	4,357,402
L42	189,730	7,417
L16	1,210,845	404,903
L18	6,139,156	3,678,257
L17	5,062,137	5,595,345
L19	790,456	39,295
M07	39,601,658	42,865,086
M35	31,511,187	36,890,135
M31	20,845,193	20,671,664
M80	5,876,417	3,368,470

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M10	$83,412	$3,638
MF1	3,533,215	3,550,777
M41	9,112,479	4,349,024
M05	14,795,754	7,561,526
M42	18,601,745	5,916,243
M89	30,788,861	67,482,389
M82	19,102,017	17,926,612
M44	8,359,744	12,816,838
M40	6,043,247	10,798,086
M83	24,707,120	38,670,724
M08	9,150,098	19,581,103
MB6	47,448,593	40,036,011
MB7	12,187,473	9,578,246
MC0	4,094,196	6,364,314
MA0	14,194,695	19,388,661
MC2	13,193,674	15,001,693
MC1	8,093,606	6,706,545
MC3	2,010,225	1,810,259
MA1	2,529,450	2,326,434
MC4	689,341	1,563,471
MC5	89,911	194,580
MC6	5,779,369	5,727,233
MC7	2,036,026	533,017
MC8	8,038,463	10,045,736
MC9	763,001	890,631
MD0	3,491,525	4,218,863
M92	39,102,598	71,110,843
M96	5,660,134	13,016,412
MD2	8,150,896	25,284,101
MA6	3,249,938	7,462,798
MA3	2,471,219	5,819,701
M97	3,318,236	5,629,782
MD5	1,518,606	2,587,430
M98	2,916,948	5,191,446
M93	13,216,023	12,322,883
MD6	47,740,072	45,888,847
MB3	5,497,466	5,708,255
MD8	14,949,123	16,504,681
MD9	31,910,845	37,544,716
ME2	1,346,172	2,202,731
ME3	4,613,712	5,811,226
MA5	2,137,279	3,015,283
MA7	264,000	900,278
ME4	1,932,493	2,642,096
MA2	4,021,659	658,911
MF3	14,855,877	7,995,595
MF5	41,348,423	47,074,200
MF6	285,464	288,602
MF7	9,008,461	6,129,005

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
MF9	$43,142,451	$34,700,047
MG1	20,210,862	15,751,056
MF2	8,610,863	39,038,453
MG2	7,075,014	20,081,751
MG3	2,601,178	4,590,232
MG4	3,072,129	3,727,339
MG6	149,011,188	142,071,224
MG7	4,050,594	1,959,358
V46	124,257	24,551
V45	850,035	209,776
U43	1,059,504	153,782
U41	1,577,390	253,696
V44	25,921,430	4,435,858
V43	6,226,092	1,512,544
O19	6,650,163	3,018,653
O23	3,065,203	4,356,377
O20	3,845,736	2,323,299
O21	58,283,784	21,136,229
O04	695,537	1,007,435
PH2	139,444	148,959
P08	3,505,854	2,717,859
PC0	2,380,538	2,278,381
P70	2,608,138	714,517
P10	7,920,091	11,390,177
PK8	638,136	903,285
P20	11,925	24,382
PM5	272,527	43,986
PD6	72,168,295	45,741,405
P06	3,386,679	6,016,273
P07	9,026,954	20,058,847
P68	1,174,787	766,579
PI3	1,620,908	3,021,883
P72	6,372,232	4,012,902
P88	2,821,464	412,257
P93	1,114,377	50,526
P89	825,173	467,487
P95	490,323	119,026
P79	674,632	594,494
P80	480,233	33,387
P81	393,411	13,910
TBD	3,682,319	100,108
TBE	1,265,525	67,129
TBF	2,557,740	191,288
TP1	638,189	42,342
TP2	1,077,862	20,040
TP3	2,150,916	153,856
TP4	726,166	50,135
TP5	7,647,434	237,648
W41	153,110	31,498
W42	18,318	1,552
W50	240,514	265,909

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	248,195	323,210	(75,015)
AO5	280,167	706,845	(426,678)
A71	35,908	7,763	28,145
AM2	49,084	48,207	877
A98	369,321	701,366	(332,045)
AC4	388,643	112,672	275,971
A19	245,498	11,317	234,181
A74	296,064	119,764	176,300
AP0	1,239,811	254,357	985,454
AQ1	628,767	114,274	514,493
AQ2	133,703	18,641	115,062
AS3	2,950,528	447,517	2,503,011
AS6	423,115	119,772	303,343
AQ3	72,302	9,874	62,428
AX1	334,740	23,417	311,323
B21	541,519	83,755	457,764
B19	159,888	14,478	145,410
B20	74,406	2,302	72,104
B18	1,129,641	2,784,527	(1,654,886)
B22	38,951	1,836	37,115
B23	49,130	2,359	46,771
L33	98,902	11,522	87,380
L34	21,494	996	20,498
L35	42,162	8,583	33,579
C71	25	150	(125)
C59	480	76	404
C60	555,242	403,046	152,196
C89	1,274	1,270	4
C90	153,710	99,462	54,248
C58	28,115	68,912	(40,797)
C91	199,392	101,012	98,380
C92	534,219	38,055	496,164
FD7	347,180	679,755	(332,575)
F24	758,755	702,644	56,111
F88	3,446	14,472	(11,026)
FB9	20,482	92,335	(71,853)
F15	32,127	127,041	(94,914)
F41	178,931	453,145	(274,214)
FE3	739,126	2,428,462	(1,689,336)
F17	72,080	10,099	61,981
F18	21,209	975	20,234
F19	430,478	74,646	355,832
L36	32,002	520	31,482
T21	188,895	208,005	(19,110)
S23	30,373	1,072	29,301
T20	394,912	941,206	(546,294)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FE6	24,966	185,607	(160,641)
S18	82,989	1,528	81,461
T59	12,057	136,176	(124,119)
F56	33,374	95,457	(62,083)
F59	181,435	587,956	(406,521)
FF0	800,846	36,004	764,842
F54	123,911	766,379	(642,468)
FG8	44,962	3,151	41,811
S21	196,431	13,221	183,210
F53	24,836	99,818	(74,982)
FJ9	74,758	22,272	52,486
T28	81,567	160,697	(79,130)
FJ0	69	1,385	(1,316)
G03	42,501	30,337	12,164
V35	25,017	60,293	(35,276)
V13	91,433	257,342	(165,909)
AB3	24,009	20,006	4,003
V11	1,496,152	757,584	738,568
AC1	13,028	24,366	(11,338)
V17	217,982	24,827	193,155
V19	51,184	1,100	50,084
V20	451,412	33,390	418,022
V21	143,610	246,474	(102,864)
MV1	4,126,652	190,075	3,936,577
MV2	151,614	17,254	134,360
MV3	375,756	34,270	341,486
MV4	78,173	8,553	69,620
J88	359,752	892,263	(532,511)
JF1	65,496	1,466	64,030
JF0	62,509	7,861	54,648
J94	53,969	98,467	(44,498)
L11	202,149	458,097	(255,948)
L42	19,781	855	18,926
L16	125,757	48,743	77,014
L18	114,839	102,351	12,488
L17	65,009	178,718	(113,709)
L19	81,620	5,290	76,330
M07	1,325,851	2,891,772	(1,565,921)
M35	703,398	2,211,902	(1,508,504)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M31	185,169	435,698	(250,529)
M80	131,420	64,889	66,531
M10	7,442	242	7,200
MF1	55,978	197,087	(141,109)
M41	254,676	138,219	116,457
M05	159,296	382,958	(223,662)
M42	388,563	286,867	101,696
M89	2,339,531	6,427,554	(4,088,023)
M82	291,828	650,854	(359,026)
M44	317,175	883,483	(566,308)
M40	357,507	766,254	(408,747)
M83	807,504	1,872,035	(1,064,531)
M08	189,755	862,108	(672,353)
MB6	234,131	824,432	(590,301)
MB7	97,655	228,342	(130,687)
MC0	57,113	264,445	(207,332)
MA0	444,548	1,061,042	(616,494)
MC2	126,113	370,532	(244,419)
MC1	178,362	301,054	(122,692)
MC3	33,136	62,815	(29,679)
MA1	106,280	155,971	(49,691)
MC4	47,085	101,982	(54,897)
MC5	10,654	19,131	(8,477)
MC6	27,366	97,632	(70,266)
MC7	138,369	33,034	105,335
MC8	77,648	270,865	(193,217)
MC9	17,246	32,247	(15,001)
MD0	44,058	130,852	(86,794)
M92	793,158	5,083,187	(4,290,029)
M96	364,317	780,930	(416,613)
MD2	670,385	2,059,916	(1,389,531)
MA6	82,186	288,221	(206,035)
MA3	70,097	267,648	(197,551)
M97	68,433	194,054	(125,621)
MD5	41,503	119,170	(77,667)
M98	36,399	110,836	(74,437)
M93	540,769	591,821	(51,052)
MD6	363,026	1,284,598	(921,572)
MB3	34,320	128,374	(94,054)
MD8	1,461,305	1,581,701	(120,396)
MD9	3,828,352	4,489,069	(660,717)
ME2	43,518	98,972	(55,454)
ME3	143,050	218,002	(74,952)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA5	79,824	147,316	(67,492)
MA7	8,765	46,180	(37,415)
ME4	28,050	107,553	(79,503)
MA2	383,605	96,290	287,315
MF3	297,650	339,614	(41,964)
MF5	894,058	2,571,490	(1,677,432)
MF6	5,969	8,494	(2,525)
MF7	351,783	272,227	79,556
MF9	580,684	1,236,740	(656,056)
MG1	1,198,250	1,465,325	(267,075)
MF2	756,871	3,880,673	(3,123,802)
MG2	741,001	2,117,941	(1,376,940)
MG3	32,403	152,349	(119,946)
MG4	106,734	136,486	(29,752)
MG6	1,570,698	5,935,886	(4,365,188)
MG7	166,500	76,972	89,528
V46	13,471	2,636	10,835
V45	68,768	16,884	51,884
U43	93,584	9,901	83,683
U41	149,097	22,956	126,141
V44	1,524,470	415,677	1,108,793
V43	124,883	52,829	72,054
O19	59,052	72,536	(13,484)
O23	231,838	371,587	(139,749)
O20	68,951	73,825	(4,874)
O21	388,308	543,406	(155,098)
O04	4,218	18,116	(13,898)
PH2	3,600	8,823	(5,223)
P08	71,992	150,632	(78,640)
PC0	75,911	185,594	(109,683)
P70	154,108	56,086	98,022
P10	530,969	1,351,689	(820,720)
PK8	15,029	31,214	(16,185)
P20	567	1,996	(1,429)
PM5	28,283	3,328	24,955
PD6	1,011,069	2,955,176	(1,944,107)
P06	113,453	340,703	(227,250)
P07	498,560	1,236,964	(738,404)
P68	136,086	96,626	39,460
PI3	169,474	319,930	(150,456)
P72	280,129	168,428	111,701
P88	266,736	37,495	229,241
P93	109,629	4,842	104,787
P89	65,606	38,816	26,790
P95	48,396	12,088	36,308

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
P79	48,496	47,627	869
P80	56,121	3,481	52,640
P81	40,989	875	40,114
TBD	449,060	17,280	431,780
TBE	113,596	7,401	106,195
TBF	281,024	32,868	248,156
TP1	69,996	2,997	66,999
TP2	112,804	2,432	110,372
TP3	224,262	17,531	206,731
TP4	73,818	771	73,047
TP5	813,477	31,051	782,426
W41	2,213	1,144	1,069
W42	243	40	203
W50	26,017	27,519	(1,502)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	231,090	354,370	(123,280)
AO5	157,671	788,888	(631,217)
A71	35,903	2,074	33,829
AM2	29,477	44,389	(14,912)
A98	331,599	615,281	(283,682)
AC4	508,661	78,522	430,139
A19	81,294	7,767	73,527
A74	426,680	215,023	211,657
AP0	1,428,860	261,359	1,167,501
AQ1	728,689	74,334	654,355
AQ2	189,456	14,224	175,232
AS3	2,553,058	179,172	2,373,886
AS6	423,193	54,473	368,720
AQ3	116,003	10,345	105,658
AX1	247,694	27,884	219,810
B21	232,828	2,325	230,503
B19	68,699	4,430	64,269
B20	19,927	2,422	17,505
B18	1,918,692	2,935,802	(1,017,110)
B22	25,560	160	25,400
B23	25,543	2,870	22,673
L33	94,920	11,143	83,777
L34	12,825	389	12,436
L35	68,982	4,913	64,069
C71	2,733	124	2,609
C59	50	306	(256)
C60	132,360	620,371	(488,011)
C89	—	3,478	(3,478)
C90	29,013	130,441	(101,428)
C58	50,907	60,987	(10,080)
C91	392,231	50,119	342,112
C92	288,304	2,798	285,506
FD7	472,723	897,517	(424,794)
F24	220,653	1,140,999	(920,346)
F88	6,920	48,090	(41,170)
FB9	33,152	160,437	(127,285)
F15	56,130	253,092	(196,962)
F41	161,150	751,276	(590,126)
FE3	1,084,238	1,887,178	(802,940)
F17	50,395	827	49,568
F18	12,525	235	12,290
F19	191,396	17,066	174,330
L36	97	-	97
T21	232,389	182,120	50,269
S23	26,055	3,789	22,266
T20	476,667	671,891	(195,224)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FE6	55,936	251,645	(195,709)
S18	39,422	11,699	27,723
T59	82,513	112,343	(29,830)
F56	61,037	110,050	(49,013)
F59	185,885	753,825	(567,940)
FF0	207,560	37,745	169,815
F54	294,597	951,103	(656,506)
FG8	8,246	4,890	3,356
S21	77,311	14,363	62,948
F53	61,726	136,762	(75,036)
FJ9	56,685	5,686	50,999
T28	67,117	147,063	(79,946)
FJ0	643	5,318	(4,675)
G03	182,940	10,605	172,335
H24	1,733	57,370	(55,637)
H32	6,889	55,743	(48,854)
V35	20,000	65,265	(45,265)
V13	108,253	381,413	(273,160)
AB3	102,613	5,977	96,636
V11	717,217	866,554	(149,337)
AC1	10,240	16,518	(6,278)
V17	45,465	790	44,675
V19	8,222	3,551	4,671
V20	32,495	437	32,058
V21	103,525	661	102,864
MV1	878,727	5,786	872,941
MV2	36,082	3,199	32,883
MV3	109,655	7,453	102,202
MV4	16,941	367	16,574
J88	770,437	869,467	(99,030)
JF1	23,199	160	23,039
JF0	53,847	12,952	40,895
J94	40,907	184,120	(143,213)
L11	266,035	559,373	(293,338)
L42	17,161	548	16,613
L16	290,400	27,946	262,454
L18	61,555	86,670	(25,115)
L17	40,185	244,435	(204,250)
L19	80,247	28,606	51,641
M07	947,528	2,945,578	(1,998,050)
M35	853,067	2,803,814	(1,950,747)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M31	203,973	568,966	(364,993)
M80	103,957	117,863	(13,906)
M10	4,925	329	4,596
MF1	97,908	253,922	(156,014)
M41	295,331	154,654	140,677
M05	209,344	530,952	(321,608)
M42	527,543	333,949	193,594
M89	3,622,395	5,395,325	(1,772,930)
M82	129,491	928,062	(798,571)
M44	269,025	1,037,387	(768,362)
M40	258,295	774,743	(516,448)
M83	527,974	2,199,415	(1,671,441)
M08	411,825	991,593	(579,768)
MB6	338,601	1,112,443	(773,842)
MB7	84,997	377,108	(292,111)
MC0	183,884	359,302	(175,418)
MA0	751,835	1,153,324	(401,489)
MC2	175,704	411,500	(235,796)
MC1	1,066,311	624,920	441,391
MC3	71,845	95,601	(23,756)
MA1	150,947	138,421	12,526
MC4	45,058	94,754	(49,696)
MC5	5,283	4,190	1,093
MC6	51,841	169,602	(117,761)
MC7	266,830	21,430	245,400
MC8	131,933	398,158	(266,225)
MC9	804	19,473	(18,669)
MD0	58,456	202,807	(144,351)
M92	1,435,597	4,764,238	(3,328,641)
M96	558,219	862,995	(304,776)
MD2	1,531,952	1,615,835	(83,883)
MA6	181,392	347,738	(166,346)
MA3	148,226	242,059	(93,833)
M97	100,666	202,529	(101,863)
MD5	74,269	173,713	(99,444)
M98	32,597	117,845	(85,248)
M93	323,902	693,787	(369,885)
MD6	520,497	1,728,526	(1,208,029)
MB3	28,068	138,514	(110,446)
MD8	1,311,577	1,161,847	149,730
MD9	4,542,523	5,305,064	(762,541)
ME2	59,118	152,393	(93,275)
ME3	80,085	188,750	(108,665)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA5	119,896	315,178	(195,282)
MA7	25,209	27,924	(2,715)
ME4	53,247	178,682	(125,435)
MA2	620,099	119,094	501,005
MF3	288,336	581,900	(293,564)
MF5	990,175	3,289,776	(2,299,601)
MF6	487	9,791	(9,304)
MF7	159,935	514,966	(355,031)
MF9	860,598	2,024,616	(1,164,018)
MG1	1,034,663	1,404,592	(369,929)
MF2	2,624,411	2,751,431	(127,020)
MG2	1,340,846	1,674,437	(333,591)
MG3	42,946	222,557	(179,611)
MG4	119,501	254,285	(134,784)
MG6	1,525,561	8,365,639	(6,840,078)
MG7	277,982	157,110	120,872
V46	8,562	115	8,447
V45	136,135	9,554	126,581
U43	41,901	1,894	40,007
U41	77,684	5,315	72,369
V44	829,091	182,780	646,311
V43	34,070	32,431	1,639
O19	30,325	61,200	(30,875)
O23	216,424	171,430	44,994
O20	36,409	109,022	(72,613)
O21	109,029	977,332	(868,303)
O04	3,987	11,648	(7,661)
PH2	1,092	5,658	(4,566)
P08	88,579	191,718	(103,139)
PC0	69,723	165,194	(95,471)
P70	131,274	24,726	106,548
P10	195,407	1,172,780	(977,373)
PK8	22,489	46,783	(24,294)
P20	997	1,814	(817)
PM5	47,895	14,536	33,359
PD6	480,695	3,714,375	(3,233,680)
P06	213,688	315,955	(102,267)
P07	1,072,051	1,125,661	(53,610)
P68	499,620	98,785	400,835
PI3	106,201	230,951	(124,750)
P72	255,808	177,232	78,576
P88	305,760	9,742	296,018
P93	61,566	3,538	58,028
P89	122,145	15,101	107,044
P95	55,295	520	54,775

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
P79	272,906	25,556	247,350
P80	21,110	1,837	19,273
P81	4,998	123	4,875
TBD	197,481	25,965	171,516
TBE	85,712	432	85,280
TBF	94,776	9,054	85,722
TP1	71,555	531	71,024
TP2	3,068	3	3,065
TP3	18,672	201	18,471
TP4	1,833	243	1,590
TP5	32,262	238	32,024
W41	350	467	(117)
W42	81	19	62
W50	85,461	7,180	78,281

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value lowest to highest[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
2022	1,939,015	$10.3121	to	$14.0439	$28,178,362	3.07%	1.20%	to	2.25%	(20.13%)	to	(20.97%)
2021	2,014,030	12.9119	to	17.7714	37,656,065	0.25	1.20	to	2.25	11.84	to	10.83
2020	2,137,310	11.5276	to	16.0348	37,181,804	2.14	1.20	to	2.25	7.94	to	6.80
2019	2,340,904	18.0438	to	15.0135	37,855,824	2.30	0.65	to	2.25	17.43	to	15.56
2018	2,724,315	15.3649	to	12.9921	37,903,067	1.65	0.65	to	2.25	(7.02)	to	(8.51)
AO5
2022	4,197,269	12.8746	to	10.8508	48,365,384	2.53	0.65	to	2.10	(19.20)	to	(20.37)
2021	4,623,947	15.9347	to	13.6271	66,586,510	1.54	0.65	to	2.10	8.57	to	6.99
2020	5,255,164	14.6773	to	12.7364	70,406,634	1.52	0.65	to	2.10	4.18	to	2.66
2019	5,551,012	14.0887	to	12.4059	72,077,915	1.77	0.65	to	2.10	14.49	to	12.83
2018	6,428,769	12.3054	to	10.6142	73,598,916	1.58	0.65	to	2.55	(7.95)	to	(9.71)
A71
2022	61,974	10.2730			636,631	1.20	1.20			(5.56)
2021	33,829	10.8779			367,989	0.11	1.20			7.21
AM2
2022	304,293	10.3369	to	9.1652	3,007,124	—	1.35	to	2.15	(28.78)	to	(29.35)
2021	303,416	14.5136	to	12.9729	4,219,091	—	1.35	to	2.15	6.55	to	5.70
2020	318,328	13.6210	to	12.2738	4,166,019	1.10	1.35	to	2.15	27.85	to	26.82
2019	421,037	10.6537	to	9.6780	4,331,861	0.28	1.35	to	2.15	25.52	to	24.51
2018	523,391	8.4878	to	7.7730	4,303,059	0.42	1.35	to	2.15	(18.72)	to	(19.38)
A98
2022	2,857,916	7.3564	to	6.5723	20,038,001	4.09	1.35	to	2.10	(14.95)	to	(15.59)
2021	3,189,961	8.7107	to	7.7865	26,386,762	1.65	1.30	to	2.10	9.42	to	8.54
2020	3,473,643	7.9610	to	7.1739	26,366,188	1.58	1.30	to	2.10	0.88	to	0.07
2019	3,626,556	7.8914	to	7.1689	27,378,427	0.79	1.30	to	2.10	15.28	to	14.35
2018	4,082,299	6.8457	to	6.2693	26,841,883	1.07	1.30	to	2.10	(23.98)	to	(24.60)
AC4
2022	776,345	8.3444	to	13.9253	8,884,821	—	1.20			(29.54)
2021	500,374	11.8428	to	19.7634	9,353,531	—	1.20			17.04	to	27.11
2020	70,235	15.5480			1,092,017	—	1.20			33.53
2019	7,757	11.6441			90,321	—	1.20			32.76
A19
2022	307,708	6.2467			1,922,091	—	1.20			(39.99)
2021	73,527	10.4096			765,385	—	1.20			1.45
A74
2022	950,769	10.9225	to	23.3827	14,954,000	0.88	1.35	to	2.10	(16.82)	to	(17.57)
2021	774,469	13.1317	to	27.7803	16,810,572	0.61	1.20	to	2.30	33.98	to	32.51
2020	562,812	24.4834	to	20.9653	12,306,296	0.81	0.65	to	2.30	2.38	to	0.69
2019	576,830	23.9137	to	20.8218	12,498,367	0.33	0.65	to	2.30	19.12	to	17.16
2018	598,129	20.0747	to	17.7721	11,122,134	0.22	0.65	to	2.30	(15.85)	to	(17.24)
AP0
2022	2,423,287	7.6690	to	13.7337	25,621,145	0.11	1.20			(30.95)
2021	1,437,833	11.1065	to	19.8895	26,106,356	0.06	1.20			10.95	to	20.23
2020	270,332	16.5431			4,472,124	0.17	1.20			49.90
2019	10,862	11.0364			119,876	1.17	1.20			28.88
AQ1
2022	1,208,895	9.1213	to	12.2447	12,776,456	1.25	1.20			(17.70)
2021	694,402	11.0832	to	14.8784	9,831,200	1.27	1.20			10.02	to	22.32
2020	40,047	12.1636			487,112	1.96	1.20			11.89
2019	654	10.8711			7,109	7.73	1.20			24.35

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AQ2
2022	298,763	$7.4672	to	$9.1161	$2,430,476	1.80%	1.20%			(21.97%)
2021	183,701	11.6821			2,010,502	3.88	1.20			(2.89)
2020	8,469	12.0297			101,879	1.23	1.20			12.30
AS3
2022	5,039,562	9.0704	to	11.6958	49,244,772	2.01	1.20			(14.69)
2021	2,536,551	13.7104			31,697,953	2.05	1.20			13.47
2020	162,665	12.0830			1,965,479	2.76	1.20			10.81
2019	10,471	10.9039			114,179	6.29	1.20			19.48
AS6
2022	733,527	7.8375	to	12.4472	7,347,333	0.49	1.20			(25.82)
2021	430,184	10.5652	to	16.7790	6,483,683	0.17	1.20			5.56	to	14.75
2020	61,464	14.6227			898,766	0.05	1.20			28.61
AQ3
2022	195,295	7.6494	to	11.1215	1,847,450	0.01	0.01			(0.23)
2021	132,867	9.9579	to	14.4777	1,782,982	0.83	1.20			(1.11)	to	3.38
2020	27,209	14.0047			381,060	0.00	1.20			21.81
2019	323	11.4968			3,715	2.05	1.20			27.27
AX1
2022	545,047	8.8734	to	10.9713	5,027,940	—	1.20			(15.75)
2021	233,724	10.5325	to	13.0226	2,700,565	1.31	1.20			5.16	to	9.14
2020	13,914	11.9321			166,024	2.75	1.20			8.68
B21
2022	688,267	8.8446			6,087,231	2.53	1.20			(16.05)
2021	230,503	10.5357			2,428,504	6.26	1.20			5.04
B19
2022	209,679	6.8669			1,439,792	—	1.20			(38.56)
2021	64,269	11.1757			718,256	—	1.20			11.50
B20
2022	89,609	9.8053			878,619	1.66	1.20			(5.25)
2021	17,505	10.3486			181,156	0.89	1.20			1.93
B18
2022	16,604,716	16.2057	to	16.2239	287,231,446	-	0.65	to	2.35	(16.62)	to	(18.03)
2021	18,259,602	19.4355	to	19.7927	387,539,634	0.81	0.65	to	2.35	5.72	to	3.93
2020	19,276,712	18.3831	to	19.0442	400,737,513	1.21	0.65	to	2.35	19.92	to	17.88
2019	22,286,973	15.3292	to	16.1552	390,773,237	1.22	0.65	to	2.35	16.99	to	15.01
2018	25,781,054	13.1029	to	14.0473	390,316,328	0.81	0.65	to	2.35	(8.18)	to	(9.75)
B22
2022	62,515	6.7539			422,206	—	1.20			(38.99)
2021	25,400	11.0704			281,184	—	1.20			10.51
B23
2022	69,444	8.4852			589,226	2.24	1.20			(15.28)
2021	22,673	10.0161			227,303	0.80	1.20			(0.02)
L33
2022	175,673	8.1842	to	11.5631	1,614,479	0.12	1.20			(26.39)
2021	88,293	11.1190	to	15.7096	1,216,470	0.02	1.20			9.79	to	26.85
2020	4,516	12.3843			55,923	0.05	1.20			13.72
2019	2,537	10.8900			27,625	0.71	1.20			31.06

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
L34
2022	32,934	$9.6121			$316,560	0.96%	1.20%			(13.69%)
2021	12,436	11.1371			138,498	0.75	1.20			10.08
L35
2022	97,648	10.3887			1,014,400	1.35	1.20			(9.33)
2021	64,069	11.4573			734,056	1.96	1.20			12.25
C71
2022	3,398	27.2894	to	26.8050	92,683	0.49	1.65	to	1.75	(10.47)	to	(10.56)
2021	3,523	30.4800	to	29.9683	107,322	0.23	1.65	to	1.75	26.69	to	26.56
2020	914	24.0595	to	23.6788	21,954	0.34	1.65	to	1.75	6.80	to	6.70
2019	944	22.5273	to	22.1927	21,229	0.27	1.65	to	1.75	18.99	to	18.88
2018	979	18.9315	to	18.4082	18,507	0.20	1.65	to	1.85	(19.52)	to	(19.69)
C59
2022	3,475	19.2139	to	18.5781	65,648	—	1.35	to	1.85	(32.31)	to	(32.65)
2021	3,071	28.3838	to	27.5830	85,976	—	1.35	to	1.85	27.00	to	26.36
2020	3,327	22.3496	to	21.8286	73,499	—	1.35	to	1.85	32.92	to	32.25
2019	3,939	16.8147	to	16.5058	65,592	—	1.35	to	1.85	34.07	to	33.40
2018	3,329	12.4742	to	12.3734	41,354	—	1.55	to	1.85	(5.43)	to	(5.72)
C60
2022	2,216,291	19.8166	to	17.9740	40,965,907	—	0.65	to	2.10	(31.98)	to	(32.96)
2021	2,064,095	29.1324	to	26.8124	56,678,746	—	0.65	to	2.10	27.52	to	25.67
2020	2,552,106	22.8455	to	21.3353	55,532,553	—	0.65	to	2.10	33.54	to	31.59
2019	3,355,394	17.1081	to	16.2133	55,246,600	—	0.65	to	2.10	34.65	to	32.70
2018	4,251,960	12.7053	to	12.2179	52,539,863	—	0.65	to	2.10	(4.76)	to	(6.15)
C89
2022	2,126	18.5726	to	18.2004	39,014	—	1.35	to	1.65	(28.97)	to	(29.19)
2021	2,122	26.1488	to	25.2651	54,924	—	1.35	to	1.95	16.98	to	16.27
2020	5,600	22.3542	to	21.7297	122,603	—	1.35	to	1.95	30.15	to	29.36
2019	9,175	16.9851	to	16.7973	154,346	—	1.65	to	1.95	29.59	to	29.20
2018	8,279	13.2139	to	13.0013	107,634	—	1.35	to	1.95	(3.72)	to	(4.30)
C90
2022	740,594	18.2651	to	17.3655	13,220,856	—	1.35	to	2.10	(29.15)	to	(29.69)
2021	686,346	25.7817	to	24.6977	17,356,850	—	1.35	to	2.10	16.68	to	15.81
2020	787,774	22.8352	to	21.3268	17,135,069	—	0.65	to	2.10	30.75	to	28.85
2019	987,736	17.4648	to	16.5514	16,597,423	—	0.65	to	2.10	30.58	to	28.69
2018	1,225,771	13.3747	to	12.8616	15,948,283	—	0.65	to	2.10	(3.29)	to	(4.70)
C58
2022	287,223	12.0534	to	11.4589	3,385,267	0.76	1.35	to	2.10	(16.05)	to	(16.68)
2021	328,020	14.3985	to	13.7527	4,621,818	1.10	1.30	to	2.10	8.32	to	7.45
2020	338,100	13.2924	to	12.7991	4,416,458	1.49	1.30	to	2.10	7.41	to	6.54
2019	380,321	12.3754	to	12.0129	4,641,220	1.80	1.30	to	2.10	23.53	to	22.53
2018	464,423	10.0185	to	9.8039	4,605,013	2.57	1.30	to	2.10	(17.90)	to	(18.56)
C91
2022	453,049	10.2013	to	13.4500	5,458,508	—	1.20			(3.23)
2021	354,669	10.5420	to	13.8992	4,749,647	—	1.20			3.89	to	24.47
2020	12,557	11.1665			140,220	—	1.20			5.53
2019	3,422	10.5818			36,216	—	1.20			24.91
C92
2022	781,670	8.7068			6,805,655	—	1.20			(17.86)
2021	285,506	10.5997			3,026,272	—	1.20			5.61
FD7
2022	3,834,583	25.1551	to	20.4150	87,213,498	1.04	0.65	to	2.30	(18.72)	to	(20.05)
2021	4,167,158	30.9479	to	25.5362	117,791,565	0.73	0.65	to	2.30	17.23	to	15.30
2020	4,591,952	26.4004	to	22.1486	111,958,956	1.24	0.65	to	2.30	21.33	to	19.33
2019	5,062,414	21.7589	to	18.6826	102,797,537	1.53	0.65	to	2.25	23.31	to	21.34
2018	5,648,699	17.6458	to	15.3970	93,952,498	1.26	0.65	to	2.25	(5.06)	to	(6.59)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F24
2022	3,881,752	$32.9614	to	$24.4400	$105,302,012	0.27%	0.65%	to	2.35%	(26.96%)	to	(28.20%)
2021	3,825,641	45.1308	to	34.0405	143,633,704	0.03	0.65	to	2.35	26.68	to	24.53
2020	4,745,987	35.6250	to	27.3342	142,207,353	0.08	0.65	to	2.35	29.39	to	27.19
2019	6,086,530	27.5338	to	21.4915	142,358,463	0.21	0.65	to	2.35	30.42	to	28.21
2018	7,364,127	21.1113	to	16.7628	133,455,014	0.43	0.65	to	2.35	(7.25)	to	(8.83)
F88
2022	84,546	17.8247	to	15.6414	1,406,691	1.92	1.35	to	2.10	(14.82)	to	(15.46)
2021	95,572	20.9266	to	18.5025	1,871,006	0.70	1.35	to	2.10	4.17	to	3.39
2020	136,742	20.0882	to	17.8959	2,561,365	1.00	1.35	to	2.10	10.73	to	9.89
2019	129,978	18.1424	to	16.2854	2,233,208	1.67	1.35	to	2.10	14.19	to	13.33
2018	156,217	15.8877	to	14.3697	2,352,321	1.34	1.35	to	2.10	(5.56)	to	(6.27)
FB9
2022	412,267	18.9983	to	16.6712	7,346,741	1.89	1.35	to	2.10	(15.93)	to	(16.57)
2021	484,120	22.5993	to	19.9814	10,300,644	0.78	1.35	to	2.10	5.95	to	5.15
2020	611,405	21.3308	to	19.0028	12,343,763	1.03	1.35	to	2.10	12.03	to	11.19
2019	657,257	19.0399	to	17.0910	11,901,135	1.76	1.35	to	2.10	16.38	to	15.51
2018	732,093	16.4691	to	14.5012	11,440,547	1.33	1.30	to	2.25	(6.52)	to	(7.41)
F15
2022	719,443	19.7056	to	16.6983	13,486,987	1.86	1.35	to	2.30	(17.10)	to	(17.89)
2021	814,357	23.7698	to	20.3357	18,476,600	0.80	1.35	to	2.30	7.79	to	6.77
2020	1,011,319	22.2216	to	19.0470	21,232,682	1.05	1.30	to	2.30	13.23	to	12.09
2019	1,025,139	19.6253	to	16.9923	19,154,940	1.75	1.30	to	2.30	18.32	to	17.14
2018	1,155,984	16.5860	to	14.5061	18,320,292	1.21	1.30	to	2.30	(7.30)	to	(8.24)
F41
2022	2,189,234	25.7112	to	23.0938	55,540,607	0.26	0.65	to	2.25	(15.52)	to	(16.87)
2021	2,463,448	30.4341	to	27.7791	74,742,720	0.34	0.65	to	2.25	24.49	to	22.51
2020	3,053,574	24.4464	to	22.6759	75,212,506	0.38	0.65	to	2.25	17.10	to	15.22
2019	3,638,561	20.8766	to	19.6798	77,323,129	0.66	0.65	to	2.25	22.37	to	20.42
2018	4,372,262	17.0599	to	16.3429	76,689,077	0.41	0.65	to	2.25	(15.33)	to	(16.69)
FE3
2022	10,303,478	15.6088	to	13.7155	158,539,919	2.07	0.65	to	2.35	(8.76)	to	(10.31)
2021	11,992,814	17.1076	to	15.2916	204,264,220	0.90	0.65	to	2.35	3.76	to	2.00
2020	12,795,754	16.4871	to	14.9913	212,174,612	2.65	0.65	to	2.35	6.16	to	4.35
2019	13,956,758	15.5308	to	14.3662	220,190,765	0.30	0.65	to	2.35	16.62	to	14.64
2018	16,366,264	13.3179	to	12.2318	223,656,663	2.11	0.65	to	2.55	(11.13)	to	(12.83)
F17
2022	111,549	10.0865			1,125,111	0.71	1.20			(11.75)
2021	49,568	11.4291			566,514	0.58	1.20			12.46
F18
2022	32,524	8.7562			284,774	0.75	1.20			(20.34)
2021	12,290	10.9920			135,097	1.10	1.20			11.77
F19
2022	538,232	9.1401	to	12.1289	5,189,362	1.84	1.20			(13.25)
2021	182,400	10.5362	to	13.9815	2,352,109	1.35	1.20			4.56	to	10.91
2020	8,070	12.6066			101,734	2.26	1.20			20.12
L36
2022	31,579	8.7401			275,995	2.72	1.20			(15.35)
2021	97	10.3253			1,002	19.54	1.20			2.52
T21
2022	1,027,554	14.9710	to	12.6865	14,310,486	2.58	1.30	to	2.25	(22.99)	to	(23.73)
2021	1,046,664	19.4414	to	16.6331	19,016,638	0.87	1.30	to	2.25	(6.96)	to	(7.85)
2020	996,395	20.8964	to	18.0498	19,540,379	4.31	1.30	to	2.25	15.66	to	14.56
2019	1,213,365	18.0670	to	15.7564	20,664,498	0.99	1.30	to	2.25	25.05	to	23.86
2018	1,493,950	14.4474	to	12.6351	20,434,049	0.86	1.30	to	2.30	(16.89)	to	(17.73)
S23
2022	51,567	6.7363			347,359	1.97	1.20			(22.94)
2021	22,266	8.7411			194,631	0.02	1.20			(13.04)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2022	3,014,887	$15.4292	to	$15.9795	$53,415,908	2.95%	1.30%	to	2.35%	(8.80%)	to	(9.76%)
2021	3,561,181	16.9184	to	17.7079	69,499,573	1.81	1.30	to	2.35	2.81	to	1.73
2020	3,756,405	16.4563	to	16.9424	71,582,091	3.51	1.30	to	2.50	(2.44)	to	(3.62)
2019	3,970,974	16.8684	to	17.5788	77,960,240	1.75	1.30	to	2.50	11.07	to	9.73
2018	4,384,314	15.1872	to	16.0195	77,842,413	2.62	1.30	to	2.50	(16.54)	to	(17.56)
FE6
2022	1,128,864	16.4624	to	14.2728	17,666,000	1.64	1.30	to	2.25	(17.09)	to	(17.88)
2021	1,289,505	19.8552	to	17.3796	24,403,221	1.74	1.30	to	2.25	10.23	to	9.19
2020	1,485,214	17.8952	to	15.9175	25,608,396	1.48	1.35	to	2.25	10.23	to	9.24
2019	1,669,351	16.2337	to	14.5715	26,197,758	3.54	1.35	to	2.25	18.25	to	17.18
2018	1,866,104	13.7288	to	12.0292	24,844,546	2.98	1.35	to	2.55	(10.87)	to	(11.95)
S18
2022	109,184	8.7533			955,683	1.41	1.20			(17.19)
2021	27,723	10.5708			293,058	0.02	1.20			5.22
T59
2022	244,194	9.6104	to	8.0069	2,057,984	—	0.65	to	2.25	(5.74)	to	(7.24)
2021	368,313	10.1958	to	8.6323	3,325,426	—	0.65	to	2.25	(5.63)	to	(7.14)
2020	398,143	10.8038	to	9.2511	3,863,954	7.79	0.65	to	2.30	(5.97)	to	(7.52)
2019	427,256	11.4894	to	10.0037	4,468,153	6.55	0.65	to	2.30	1.20	to	(0.47)
2018	471,209	11.3537	to	9.8660	4,917,758	—	0.65	to	2.55	1.23	to	(0.70)
F56
2022	487,083	16.7291	to	18.9814	10,288,499	0.15	1.30	to	2.25	(12.65)	to	(13.48)
2021	549,166	19.1516	to	21.9387	13,321,322	1.10	1.30	to	2.25	3.51	to	2.53
2020	598,179	18.5019	to	21.3981	14,040,606	3.08	1.30	to	2.25	4.42	to	3.43
2019	642,518	17.7181	to	20.6892	14,491,099	2.71	1.30	to	2.25	13.66	to	12.58
2018	740,601	15.5885	to	18.3774	14,774,999	1.96	1.30	to	2.25	(15.96)	to	(16.77)
F59
2022	2,287,524	18.8478	to	15.2720	38,469,119	4.85	0.65	to	2.25	(6.09)	to	(7.58)
2021	2,694,045	20.0693	to	16.3995	48,749,838	4.66	0.65	to	2.30	16.00	to	14.09
2020	3,261,985	17.3016	to	14.3748	51,437,879	5.81	0.65	to	2.30	0.04	to	(1.62)
2019	3,499,450	17.2950	to	14.6110	55,707,188	5.27	0.65	to	2.30	15.31	to	13.40
2018	4,124,136	14.9993	to	12.8840	57,532,026	4.88	0.65	to	2.30	(4.93)	to	(6.51)
FF0
2022	1,031,991	9.9467	to	15.6828	10,736,705	4.32	1.20	to	2.05	(6.72)	to	(7.51)
2021	267,149	10.6634	to	16.9570	3,448,458	3.60	1.20	to	2.05	5.92	to	14.21
2020	97,334	15.8582	to	14.8472	1,519,999	5.63	1.35	to	2.05	(0.78)	to	(1.48)
2019	97,632	15.9829	to	15.0064	1,539,309	4.92	1.35	to	2.10	14.49	to	13.62
2018	130,886	13.9607	to	13.2072	1,804,932	4.63	1.35	to	2.10	(5.71)	to	(6.42)
F54
2022	3,428,916	21.1304	to	23.4071	90,351,817	1.78	0.65	to	2.25	(8.03)	to	(9.50)
2021	4,071,384	22.9756	to	25.6069	117,898,051	2.86	0.65	to	2.30	18.39	to	16.44
2020	4,727,890	19.4060	to	21.9908	116,819,020	2.95	0.65	to	2.30	(5.66)	to	(7.22)
2019	4,608,107	20.5707	to	23.7028	121,896,779	1.78	0.65	to	2.30	21.78	to	19.77
2018	5,410,743	16.8922	to	18.0108	118,801,510	2.29	0.65	to	2.55	(9.66)	to	(11.38)
FG8
2022	57,635	9.4608	to	18.1793	614,340	2.18	1.20	to	2.05	(8.57)	to	(9.35)
2021	15,824	10.3481	to	20.0549	259,478	2.69	1.20	to	2.05	1.82	to	16.64
2020	12,468	18.3655	to	17.1946	223,325	2.86	1.35	to	2.05	(6.45)	to	(7.11)
2019	11,683	19.6320	to	18.5107	224,329	1.45	1.35	to	2.05	20.79	to	19.94
2018	17,157	16.2532	to	15.4333	274,591	2.27	1.35	to	2.05	(10.39)	to	(11.02)
S21
2022	246,158	10.2211			2,515,906	0.82	1.20			(11.75)
2021	62,948	11.5814			729,020	0.01	1.20			14.00
F53
2022	358,952	28.7320	to	41.4247	16,235,834	0.96	0.65	to	2.10	(10.65)	to	(11.94)
2021	433,934	32.1558	to	45.6536	22,225,104	0.97	0.65	to	2.30	24.55	to	22.50
2020	508,970	25.8172	to	37.2682	21,129,483	1.67	0.65	to	2.30	4.50	to	2.78
2019	564,908	24.7045	to	36.2616	22,684,408	1.05	0.65	to	2.30	25.53	to	23.46
2018	693,799	19.6805	to	26.3599	22,434,949	0.90	0.65	to	2.55	(13.45)	to	(15.10)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
FJ9
2022	114,489	$9.0053	to	$24.4781	$1,162,187	0.94%	1.20%	to	2.05%	(11.18%)	to	(11.94%)
2021	62,003	10.1392	to	27.7969	804,810	0.55	1.20	to	2.05	(0.67)	to	22.62
2020	11,004	24.2127	to	22.6690	260,494	1.56	1.35	to	2.05	3.71	to	2.98
2019	11,424	23.3463	to	22.0128	261,610	1.07	1.35	to	2.05	24.53	to	23.66
2018	21,789	18.7476	to	17.8018	400,380	0.79	1.35	to	2.05	(14.19)	to	(14.79)
T28
2022	596,366	12.1918	to	11.9231	7,778,476	4.32	0.65	to	2.25	(11.33)	to	(12.74)
2021	675,496	13.7497	to	13.6645	10,056,531	3.38	0.65	to	2.25	1.45	to	(0.17)
2020	755,442	13.5537	to	13.6884	11,191,292	4.82	0.65	to	2.25	2.76	to	1.11
2019	846,888	13.1901	to	13.5381	12,325,639	5.06	0.65	to	2.25	7.35	to	5.64
2018	930,820	12.2867	to	12.8155	12,748,164	2.76	0.65	to	2.25	(2.77)	to	(4.34)
FJ0
2022	5,696	11.0087	to	10.1627	60,198	4.21	1.35	to	2.05	(12.04)	to	(12.66)
2021	7,012	12.5158	to	11.6356	84,961	3.80	1.35	to	2.05	0.68	to	(0.02)
2020	11,687	12.4310	to	11.6385	142,774	4.65	1.35	to	2.05	1.95	to	1.23
2019	12,959	12.1933	to	11.4969	155,855	4.56	1.35	to	2.05	6.48	to	5.73
2018	19,416	11.4511	to	10.8734	220,573	2.44	1.35	to	2.05	(3.56)	to	(4.24)
G03
2022	196,257	9.0243	to	12.1379	2,313,239	0.61	1.20			(20.86)
2021	184,093	11.4033	to	15.3376	2,813,038	0.88	1.20			12.55	to	27.57
2020	11,758	12.0231			141,366	1.29	1.20			15.91
2019	3,522	10.3727			36,538	6.25	1.20			23.43
H24[5]
2020	55,637	14.4690	to	13.4533	786,570	0.65	1.35	to	1.90	(0.17)	to	(0.72)
2019	55,201	14.4934	to	13.5511	783,087	2.65	1.35	to	1.90	5.85	to	5.27
2018	63,919	13.6922	to	12.8733	858,394	3.63	1.35	to	1.90	(5.86)	to	(6.39)
H32[6]
2020	48,854	21.7101	to	19.6572	1,036,742	—	1.35	to	2.10	12.60	to	11.75
2019	55,082	19.2814	to	17.5910	1,040,138	—	1.35	to	2.10	22.33	to	21.41
2018	68,180	15.7616	to	14.4888	1,054,406	0.66	1.35	to	2.10	(8.44)	to	(9.13)
V35
2022	148,325	24.8203	to	22.1753	3,486,759	0.43	1.35	to	2.10	(4.17)	to	(4.89)
2021	183,601	25.9001	to	23.3154	4,544,009	0.23	1.35	to	2.10	25.91	to	24.96
2020	228,866	20.5708	to	18.6583	4,514,770	0.65	1.35	to	2.10	(0.50)	to	(1.26)
2019	271,291	20.6752	to	18.8957	5,387,511	0.41	1.35	to	2.10	23.03	to	22.10
2018	311,378	16.8049	to	15.4750	5,050,033	0.18	1.35	to	2.10	(14.05)	to	(14.70)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V13
2022	816,424	$32.4702	to	$22.0553	$19,254,849	1.30%	0.65%	to	2.10%	0.19%	to	(1.26%)
2021	982,333	32.4079	to	22.3360	23,348,042	1.55	0.65	to	2.10	32.18	to	30.27
2020	1,255,493	24.5181	to	17.1465	22,939,013	2.15	0.65	to	2.10	(1.73)	to	(3.16)
2019	1,331,139	24.9503	to	17.7062	25,022,831	1.67	0.65	to	2.10	24.13	to	22.33
2018	1,544,863	20.1003	to	13.7074	23,624,426	1.36	0.65	to	2.55	(12.94)	to	(14.60)
AB3
2022	125,118	8.4091	to	9.6563	1,168,970	0.56	1.20			(15.70)	to	(15.70)
2021	121,115	9.9751	to	11.4546	1,352,173	2.02	1.20			(0.20)	to	(2.19)
2020	24,479	11.7115			286,682	2.53	1.20			8.02
V11
2022	4,763,445	23.7929	to	20.5362	84,706,784	1.47	0.65	to	2.10	(8.31)	to	(9.64)
2021	4,024,877	25.9499	to	22.7268	91,091,678	1.64	0.65	to	2.10	17.58	to	15.88
2020	4,174,214	22.0695	to	19.6125	87,202,232	2.21	0.65	to	2.10	8.94	to	7.35
2019	4,591,136	20.2592	to	18.2691	88,979,408	2.26	0.65	to	2.10	19.23	to	17.50
2018	5,321,052	16.9917	to	15.5479	87,367,855	1.92	0.65	to	2.10	(10.32)	to	(11.62)
AC1
2022	114,707	15.2465	to	13.9937	1,681,151	1.41	1.35	to	2.10	(19.60)	to	(20.21)
2021	126,045	18.9635	to	17.5372	2,304,802	1.06	1.35	to	2.10	4.18	to	3.40
2020	132,323	18.2018	to	16.9606	2,330,723	2.06	1.35	to	2.10	12.20	to	11.36
2019	151,039	16.2221	to	15.2308	2,379,791	1.23	1.35	to	2.10	26.51	to	25.56
2018	193,849	12.8226	to	12.1304	2,426,299	1.77	1.35	to	2.10	(16.35)	to	(16.99)
V17
2022	237,830	7.5213			1,788,739	—	1.20			(31.95)
2021	44,675	11.0534			493,812	—	1.20			10.58
V19
2022	54,755	10.2581			561,662	2.57	1.20			(3.10)
2021	4,671	10.5858			49,444	2.78	1.20			4.04
V20
2022	450,080	9.6483			4,342,342	1.28	1.20			(13.11)
2021	32,058	11.1039			355,974	1.38	1.20			9.15
V21
2021	102,864	11.4133			1,174,022	1.67	1.20			13.38
MV1
2022	4,809,518	9.0501			43,525,126	1.30	1.20			(17.61)
2021	872,941	10.9850			9,589,244	0.78	1.20			9.59
MV2
2022	167,243	8.8571			1,481,238	0.09	1.20			(17.15)
2021	32,883	10.6907			351,540	—	1.20			6.00
MV3
2022	443,688	6.7191			2,981,067	—	1.20			(37.88)
2021	102,202	10.8156			1,105,376	—	1.20			9.14
MV4
2022	86,194	9.7088			836,810	1.50	1.20			(6.90)
2021	16,574	10.4284			172,842	0.63	1.20			2.40

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
J88
2022	3,152,154	$10.6714	to	$9.0448	$30,174,387	1.84%	0.65%	to	2.10%	(13.30%)	to	(14.56%)
2021	3,684,665	12.3086	to	10.5856	41,005,068	1.69	0.65	to	2.10	(2.30)	to	(3.72)
2020	3,783,695	12.5986	to	10.9944	43,536,692	1.66	0.65	to	2.10	6.98	to	5.43
2019	3,728,909	11.7765	to	10.4285	40,491,756	2.38	0.65	to	2.10	7.17	to	5.61
2018	3,741,153	10.9890	to	9.8743	38,269,637	2.30	0.65	to	2.10	(0.88)	to	(2.32)
JF1
2022	87,069	8.3971			731,101	0.94	1.20			(18.81)
2021	23,039	10.3419			238,263	—	1.20				2.92
JF0
2022	95,543	8.9211	to	10.2939	884,945	3.96	1.20			(13.55)
2021	40,895	10.3195	to	11.9074	463,590	0.28	1.20			2.46	to	6.92
J94
2022	320,798	38.1449	to	32.3318	10,947,842	0.22	0.65	to	2.10	(19.42)	to	(20.58)
2021	365,296	47.3369	to	40.7123	15,626,632	0.54	0.65	to	2.10	28.17	to	26.32
2020	508,509	36.9316	to	32.2300	17,173,211	0.57	0.65	to	2.10	24.13	to	22.33
2019	574,362	29.7517	to	26.3469	15,769,422	0.62	0.65	to	2.10	30.59	to	28.69
2018	606,692	22.7832	to	20.4724	12,883,908	0.62	0.65	to	2.10	(7.03)	to	(8.39)
L11
2022	2,349,690	9.2949	to	8.0911	21,108,283	3.22	0.65	to	2.35	(15.67)	to	(17.10)
2021	2,605,638	11.0216	to	9.7596	28,047,671	1.80	0.65	to	2.35	4.78	to	3.00
2020	2,898,976	10.5186	to	9.4750	30,094,960	2.75	0.65	to	2.35	(1.92)	to	(3.59)
2019	2,926,589	10.7242	to	9.8276	31,286,383	0.88	0.65	to	2.35	17.37	to	15.38
2018	3,351,309	9.1367	to	8.5174	30,828,463	1.85	0.65	to	2.35	(19.09)	to	(20.47)
L42
2022	35,539	8.6889	to	9.4616	313,241	0.08	1.20			(18.36)
2021	16,613	10.6432	to	11.5898	182,299	4.16	1.20			6.33	to	10.60
L16
2022	340,856	8.6842	to	9.8879	3,095,143	4.86	1.20			(13.84)
2021	263,842	10.0795	to	11.4767	2,842,314	6.09	1.20			0.52	to	2.04
2020	1,388	11.2470			15,611	10.58	1.20			6.02
L18
2022	480,145	36.6076	to	27.6540	15,008,904	—	1.30	to	2.35	(33.41)	to	(34.11)
2021	467,657	54.9715	to	41.9680	22,030,651	—	1.30	to	2.35	5.08	to	3.97
2020	492,772	37.8028	to	40.3658	22,184,488	—	0.65	to	2.35	38.47	to	36.12
2019	665,279	27.3000	to	29.6554	21,837,274	—	0.65	to	2.35	35.48	to	33.18
2018	834,547	20.1504	to	21.7574	20,439,006	—	0.65	to	2.50	(3.52)	to	(5.32)
L17
2022	817,249	25.0440	to	27.6569	24,384,323	1.02	0.65	to	2.10	(12.55)	to	(13.82)
2021	930,958	28.6391	to	31.2187	32,114,142	0.78	0.65	to	2.25	26.49	to	24.47
2020	1,135,208	22.6420	to	25.0818	31,326,927	1.23	0.65	to	2.25	1.11	to	(0.51)
2019	1,152,329	22.3933	to	25.2104	31,755,340	1.20	0.65	to	2.25	20.73	to	18.80
2018	1,358,769	18.5489	to	21.0581	31,371,127	1.43	0.65	to	2.30	(8.76)	to	(10.27)
L19
2022	127,971	9.3145			1,191,944	3.81	1.20			(6.19)
2021	51,641	9.9295			512,766	6.17	1.20			(0.80)
M07
2022	15,221,999	16.5036	to	15.4289	244,855,536	1.69	1.15	to	1.85	(10.61)	to	(11.24)
2021	16,787,920	18.4624	to	17.3837	302,630,577	1.78	1.15	to	1.85	12.82	to	12.01
2020	18,785,970	16.3649	to	15.5191	300,918,369	2.27	1.15	to	1.85	8.56	to	7.78
2019	20,851,912	15.0746	to	14.3983	308,554,370	2.32	1.15	to	1.85	19.01	to	18.17
2018	23,372,110	12.6662	to	12.1847	291,492,108	2.16	1.15	to	1.85	(6.69)	to	(7.36)
M35
2022	13,900,870	16.8814	to	14.3706	211,768,681	1.47	0.65	to	2.35	(10.42)	to	(11.94)
2021	15,409,374	18.8458	to	16.3194	266,307,528	1.60	0.65	to	2.35	13.10	to	11.18
2020	17,360,121	16.6635	to	14.6786	268,706,386	2.06	0.65	to	2.35	8.80	to	6.95
2019	19,920,899	15.3152	to	13.7245	286,329,571	2.10	0.65	to	2.35	19.34	to	17.31
2018	23,179,177	12.8336	to	11.5711	281,998,243	1.94	0.65	to	2.55	(6.49)	to	(8.27)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M31
2022	2,597,890	$22.7514	to	$21.0294	$114,428,694	—%	1.00%	to	1.85%	(32.32%)	to	(32.89%)
2021	2,848,419	33.6147	to	31.3373	186,951,578	—	1.00	to	1.85	22.30	to	21.26
2020	3,213,412	27.4856	to	25.8435	171,810,807	—	1.00	to	1.85	30.54	to	29.42
2019	3,740,843	21.0558	to	19.9683	152,966,150	—	1.00	to	1.85	36.77	to	35.60
2018	4,316,157	15.3951	to	14.7254	128,977,969	0.09	1.00	to	1.85	1.64	to	0.77
M80
2022	486,632	36.2873	to	30.7569	17,432,686	—	0.65	to	2.10	(32.25)	to	(33.23)
2021	420,101	53.5587	to	80.1315	25,414,922	—	0.65	to	2.25	22.44	to	20.48
2020	434,007	43.7438	to	66.5091	24,429,273	—	0.65	to	2.25	30.68	to	28.59
2019	512,464	33.4741	to	51.7228	22,382,240	—	0.65	to	2.25	36.88	to	34.70
2018	581,940	24.4544	to	38.3992	18,852,039	—	0.65	to	2.25	1.74	to	0.11
M10
2022	11,796	9.2516			109,131	0.45	1.20			(17.68)
2021	4,596	11.2390			51,656	0.57	1.20			11.50
MF1
2022	1,066,096	17.0935	to	14.5516	17,017,143	—	1.15	to	1.85	(29.51)	to	(30.01)
2021	1,207,205	24.2491	to	20.7912	27,387,599	—	1.15	to	1.85	12.81	to	12.01
2020	1,363,219	21.4949	to	18.5618	27,495,728	—	1.15	to	1.85	34.92	to	33.96
2019	1,585,873	15.9313	to	13.8562	23,780,230	—	1.15	to	1.85	37.08	to	36.11
2018	1,841,013	11.6216	to	10.1803	20,181,465	—	1.15	to	1.85	0.08	to	(0.64)
M41
2022	950,294	22.2609	to	34.6262	23,361,179	—	1.15	to	2.30	(29.61)	to	(30.42)
2021	833,837	31.6251	to	49.7645	32,057,195	—	1.15	to	2.30	12.57	to	11.27
2020	693,160	38.7964	to	44.7230	28,860,260	—	0.65	to	2.30	35.23	to	33.00
2019	788,367	28.6884	to	33.6261	25,548,387	—	0.65	to	2.30	37.38	to	35.12
2018	955,706	20.8824	to	24.8865	23,268,767	—	0.65	to	2.30	0.29	to	(1.37)
M05
2022	1,971,825	18.4170	to	17.1365	34,977,512	—	1.00	to	1.85	(30.46)	to	(31.05)
2021	2,195,487	26.4836	to	24.8539	56,250,892	—	1.00	to	1.85	0.78	to	(0.08)
2020	2,517,095	26.2779	to	24.8728	64,273,735	—	1.00	to	1.85	44.43	to	43.20
2019	2,988,255	18.1945	to	17.3698	53,070,736	—	1.00	to	1.85	40.29	to	39.09
2018	3,478,746	12.9696	to	12.4881	44,227,317	—	1.00	to	1.85	(2.47)	to	(3.30)
M42
2022	1,583,325	25.0618	to	21.0634	29,122,159	—	0.65	to	2.35	(30.45)	to	(31.63)
2021	1,481,629	36.0338	to	30.8074	40,478,580	—	0.65	to	2.35	0.91	to	(0.80)
2020	1,288,035	35.7077	to	31.0559	38,522,692	—	0.65	to	2.35	44.64	to	42.18
2019	1,693,473	24.6879	to	21.8430	36,002,846	—	0.65	to	2.35	40.36	to	37.98
2018	2,203,370	17.5893	to	15.6340	34,009,316	—	0.65	to	2.55	(2.36)	to	(4.22)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M89
2022	29,753,614	$11.2325	to	$9.3587	$300,117,887	2.43%	0.65%	to	2.25%	(14.74%)	to	(16.10%)
2021	33,841,637	13.1744	to	11.0961	404,255,630	2.48	0.65	to	2.30	(1.71)	to	(3.33)
2020	35,614,567	13.4036	to	11.4783	437,174,562	3.23	0.65	to	2.30	7.47	to	5.69
2019	37,989,667	12.4721	to	10.8599	438,069,818	3.15	0.65	to	2.30	9.21	to	7.41
2018	41,255,653	11.4207	to	9.9244	439,785,816	2.95	0.65	to	2.55	(1.97)	to	(3.84)
M82
2022	3,345,247	28.4693	to	24.5474	85,822,601	0.20	0.65	to	2.10	(17.97)	to	(19.16)
2021	3,704,273	34.7048	to	30.3638	117,052,638	0.33	0.65	to	2.10	23.71	to	21.91
2020	4,502,844	28.0545	to	24.9064	116,226,746	0.53	0.65	to	2.10	15.56	to	13.88
2019	5,170,576	24.2777	to	21.8715	116,695,377	0.58	0.65	to	2.10	31.74	to	29.83
2018	6,292,487	18.4283	to	16.8461	108,924,665	0.44	0.65	to	2.10	(5.25)	to	(6.63)
M44
2022	5,338,626	15.5654	to	14.6551	81,251,500	2.39	1.15	to	1.85	(0.39)	to	(1.10)
2021	5,904,934	15.6263	to	14.8176	90,458,399	1.73	1.15	to	1.85	12.79	to	11.99
2020	6,673,296	13.8539	to	13.2311	90,840,097	2.45	1.15	to	1.85	4.69	to	3.95
2019	7,697,178	13.2329	to	12.7289	100,358,195	3.96	1.15	to	1.85	23.64	to	22.76
2018	8,893,730	10.7023	to	10.3685	94,027,310	1.09	1.15	to	1.85	(0.10)	to	(0.81)
M40
2022	2,534,433	15.4230	to	13.8713	36,436,059	2.21	1.00	to	2.25	(0.52)	to	(1.76)
2021	2,943,180	15.5040	to	14.1203	43,411,865	1.52	1.00	to	2.25	12.69	to	11.28
2020	3,459,628	13.7586	to	12.6479	45,658,259	2.17	1.00	to	2.30	4.56	to	3.20
2019	3,882,378	13.1581	to	12.2558	49,315,500	3.71	1.00	to	2.30	23.56	to	21.95
2018	4,706,962	10.6496	to	10.0500	48,720,378	0.83	1.00	to	2.30	(0.20)	to	(1.51)
M83
2022	8,108,114	18.5836	to	23.1995	170,707,884	1.38	1.15	to	2.35	(6.98)	to	(8.10)
2021	9,172,645	19.9774	to	25.2445	210,909,834	1.31	1.15	to	2.35	24.03	to	22.52
2020	10,844,086	16.1075	to	20.3494	202,986,803	1.57	1.15	to	2.50	2.29	to	0.90
2019	11,986,049	15.7464	to	20.1686	219,810,033	2.10	1.15	to	2.50	28.32	to	26.58
2018	14,114,772	12.2708	to	15.9337	203,900,118	1.52	1.15	to	2.50	(11.12)	to	(12.33)
M08
2022	3,696,576	26.9169	to	22.7393	81,030,323	1.15	0.65	to	2.30	(6.75)	to	(8.28)
2021	4,368,929	28.8656	to	24.7934	104,521,906	1.15	0.65	to	2.30	24.35	to	22.30
2020	4,948,697	23.2142	to	20.2730	98,063,325	1.34	0.65	to	2.30	2.55	to	0.85
2019	5,322,655	22.6372	to	20.1014	104,013,424	1.87	0.65	to	2.30	28.66	to	26.55
2018	6,444,994	17.5939	to	15.8843	99,305,473	1.29	0.65	to	2.30	(10.94)	to	(12.42)
MB6
2022	4,281,405	51.3783	to	26.7161	201,501,244	1.11	1.15	to	1.85	(16.96)	to	(17.55)
2021	4,871,706	35.9098	to	32.4026	277,408,439	1.09	1.15	to	1.85	28.04	to	27.14
2020	5,645,548	48.3167	to	25.4852	248,711,024	1.64	1.15	to	1.85	14.02	to	13.21
2019	6,487,980	42.3746	to	22.5117	251,155,159	1.47	1.15	to	1.85	27.70	to	26.80
2018	7,473,605	19.5217	to	17.7543	226,421,225	1.35	1.15	to	1.85	(8.80)	to	(9.45)
MB7
2022	1,100,128	35.3786	to	33.9191	42,091,993	0.85	1.00	to	2.35	(17.04)	to	(18.16)
2021	1,230,815	42.6452	to	41.4447	56,959,965	0.90	1.00	to	2.35	27.89	to	26.17
2020	1,522,926	33.3442	to	31.9716	55,806,272	1.39	1.00	to	2.50	13.91	to	12.20
2019	1,845,504	29.2725	to	28.4960	59,738,770	1.24	1.00	to	2.50	27.59	to	25.67
2018	2,169,101	22.9432	to	22.6747	55,602,465	1.12	1.00	to	2.50	(8.91)	to	(10.29)
MC0
2022	1,427,191	23.7811	to	19.7933	31,337,326	3.35	1.15	to	1.85	(17.31)	to	(17.90)
2021	1,634,523	28.7586	to	24.1074	43,565,677	2.89	1.15	to	1.85	(2.52)	to	(3.22)
2020	1,809,941	29.5028	to	24.9086	49,656,153	3.49	1.15	to	1.85	9.31	to	8.53
2019	1,943,211	26.9909	to	22.9516	48,982,248	3.78	1.15	to	1.85	13.35	to	12.54
2018	2,179,178	23.8130	to	20.3944	48,602,145	3.83	1.15	to	1.85	(4.11)	to	(4.80)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA0
2022	4,606,685	$12.6808	to	$13.2850	$78,378,677	3.04%	0.65%	to	2.30%	(17.16%)	to	(18.53%)
2021	5,223,179	15.3082	to	16.3058	108,364,502	2.65	0.65	to	2.30	(2.30)	to	(3.91)
2020	5,624,668	15.6680	to	16.9686	120,564,336	3.23	0.65	to	2.30	9.62	to	7.81
2019	6,042,604	14.2930	to	15.7393	119,375,562	3.56	0.65	to	2.30	13.71	to	11.84
2018	6,527,847	12.5691	to	14.0727	114,567,450	3.56	0.65	to	2.30	(3.94)	to	(5.53)
MC2
2022	1,989,921	53.7080	to	32.9643	81,815,665	0.31	1.15	to	1.85	(18.21)	to	(18.79)
2021	2,234,340	65.6662	to	40.5924	112,778,430	0.43	1.15	to	1.85	23.89	to	23.00
2020	2,470,136	53.0054	to	33.0008	100,805,765	0.72	1.15	to	1.85	17.35	to	16.52
2019	2,842,931	45.1674	to	28.3230	99,104,962	0.80	1.15	to	1.85	31.68	to	30.74
2018	3,277,605	34.3018	to	21.6637	87,496,028	0.67	1.15	to	1.85	(4.93)	to	(5.61)
MC1
2022	1,856,132	36.9900	to	27.4262	43,673,561	0.09	0.65	to	2.10	(18.02)	to	(19.21)
2021	1,978,824	45.1206	to	33.9463	57,493,057	0.28	0.65	to	2.10	24.24	to	22.44
2020	1,537,433	36.3164	to	27.1465	45,807,307	0.49	0.65	to	2.25	17.61	to	15.73
2019	1,523,361	30.8774	to	23.4566	40,168,506	0.55	0.65	to	2.25	32.01	to	29.90
2018	1,773,236	23.3905	to	18.0574	35,718,016	0.44	0.65	to	2.25	(4.69)	to	(6.23)
MC3
2022	381,235	26.9692	to	22.2594	9,929,839	4.10	1.00	to	1.85	(20.52)	to	(21.20)
2021	410,914	33.9318	to	28.2467	13,519,187	0.48	1.00	to	1.85	(7.68)	to	(8.47)
2020	434,670	36.7551	to	30.8600	15,572,429	3.15	1.00	to	1.85	9.46	to	8.52
2019	504,336	33.5786	to	28.4361	16,599,951	0.66	1.00	to	1.85	19.31	to	18.30
2018	554,697	28.1431	to	24.0378	15,397,927	0.34	1.00	to	1.85	(14.80)	to	(15.53)
MA1
2022	755,540	9.1531	to	12.0183	10,840,337	3.85	0.65	to	2.10	(20.46)	to	(21.62)
2021	805,231	11.5081	to	14.8351	14,792,442	0.26	0.65	to	2.30	(7.63)	to	(9.15)
2020	792,705	12.4585	to	16.3297	15,901,793	3.07	0.65	to	2.30	9.61	to	7.80
2019	858,553	11.3658	to	15.1481	15,637,358	0.39	0.65	to	2.30	19.40	to	17.43
2018	1,031,804	9.5190	to	12.4719	15,818,098	0.11	0.65	to	2.55	(14.69)	to	(16.32)
MC4
2022	364,186	14.7458	to	12.2235	5,548,730	1.48	1.00	to	1.85	(18.06)	to	(18.76)
2021	419,083	17.9955	to	15.0453	7,790,953	2.29	1.00	to	1.85	(8.35)	to	(9.13)
2020	468,779	19.6356	to	16.5576	9,549,492	1.34	1.00	to	1.85	9.50	to	8.56
2019	488,093	17.9328	to	15.2520	9,214,260	2.47	1.00	to	1.85	5.02	to	4.12
2018	491,260	17.0758	to	14.6479	8,788,957	0.96	1.00	to	1.85	(2.10)	to	(2.94)
MC5
2022	44,808	13.2184	to	11.3613	530,405	1.24	1.15	to	1.85	(18.33)	to	(18.90)
2021	53,285	16.1852	to	14.0095	774,351	2.13	1.15	to	1.85	(8.78)	to	(9.42)
2020	52,192	17.7438	to	15.4672	838,675	1.09	1.15	to	1.85	9.08	to	8.31
2019	54,156	16.2674	to	14.2806	803,500	2.12	1.15	to	1.85	4.58	to	3.84
2018	57,413	15.5555	to	13.7522	822,077	0.59	1.15	to	1.85	(2.46)	to	(3.15)
MC6
2022	701,694	59.1254	to	24.9382	36,937,950	0.19	1.15	to	1.85	(20.03)	to	(20.60)
2021	771,960	73.9333	to	31.4073	51,158,158	0.08	1.15	to	1.85	17.17	to	16.34
2020	889,721	63.0979	to	26.9964	49,379,018	0.48	1.15	to	1.85	19.38	to	18.53
2019	1,046,941	52.8547	to	22.7764	48,073,037	0.56	1.15	to	1.85	34.46	to	33.50
2018	1,208,296	39.3087	to	17.0605	41,358,792	0.50	1.15	to	1.85	(5.92)	to	(6.59)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC7
2022	432,133	$37.2193	to	$39.3102	$6,461,882	—%	1.15%	to	2.10%	(20.24%)	to	(21.00%)
2021	326,798	46.6648	to	49.7595	7,107,507	—	1.15	to	2.10	16.85	to	15.74
2020	81,398	39.9341	to	42.9915	2,938,940	0.27	1.15	to	2.10	19.10	to	17.97
2019	62,083	33.5290	to	36.4438	2,098,442	0.26	1.15	to	2.10	34.10	to	32.83
2018	66,578	25.0026	to	24.3194	1,746,938	0.18	1.15	to	2.55	(6.16)	to	(7.48)
MC8
2022	1,752,984	35.2724	to	17.0910	63,911,599	0.58	1.15	to	1.85	(18.61)	to	(19.19)
2021	1,946,201	43.3357	to	21.1484	87,548,726	0.56	1.15	to	1.85	17.16	to	16.32
2020	2,212,426	36.9895	to	18.1807	84,092,150	1.29	1.15	to	1.85	15.16	to	14.34
2019	2,503,331	32.1194	to	15.9005	82,722,075	1.05	1.15	to	1.85	30.46	to	29.53
2018	2,886,932	24.6202	to	12.2754	73,514,254	0.98	1.15	to	1.85	(9.87)	to	(10.52)
MC9
2022	122,168	24.8568	to	27.7093	3,218,051	0.30	1.15	to	2.10	(18.82)	to	(19.59)
2021	137,169	30.6205	to	34.4621	4,482,978	0.35	1.15	to	2.10	16.84	to	15.73
2020	155,838	26.2070	to	29.7782	4,360,418	1.12	1.15	to	2.10	14.90	to	13.80
2019	196,208	23.0220	to	26.1665	4,864,373	0.75	1.10	to	2.10	30.17	to	28.87
2018	237,401	17.6857	to	20.3047	4,525,231	0.69	1.10	to	2.10	(10.07)	to	(10.97)
MD0
2022	932,759	32.9165	to	20.0012	28,310,604	2.16	1.15	to	1.85	(8.25)	to	(8.90)
2021	1,019,553	35.8776	to	21.9564	34,024,392	0.99	1.15	to	1.85	1.62	to	0.89
2020	1,163,904	35.3064	to	21.7618	38,395,317	1.77	1.15	to	1.85	5.02	to	4.27
2019	1,307,551	33.6202	to	20.8714	41,117,262	2.76	1.15	to	1.85	13.28	to	12.47
2018	1,492,809	29.6796	to	18.5572	41,494,783	0.78	1.15	to	1.85	(5.60)	to	(6.27)
M92
2022	26,396,039	14.5214	to	12.5129	354,513,553	1.88	0.65	to	2.10	(8.04)	to	(9.37)
2021	30,686,068	15.7916	to	13.8071	452,982,266	0.77	0.65	to	2.10	1.92	to	0.44
2020	34,014,709	15.4948	to	13.7468	497,327,759	1.53	0.65	to	2.10	5.30	to	3.77
2019	36,890,746	14.7155	to	13.2480	517,149,066	2.53	0.65	to	2.10	13.56	to	11.91
2018	41,927,838	12.9584	to	11.3564	522,436,665	0.50	0.65	to	2.55	(5.42)	to	(7.23)
M96
2022	2,801,829	18.5696	to	13.7630	49,232,640	2.03	1.15	to	1.85	(13.25)	to	(13.87)
2021	3,218,442	21.4068	to	15.9794	65,090,263	2.16	1.15	to	1.85	(3.01)	to	(3.70)
2020	3,523,218	22.0701	to	16.5926	73,321,730	2.87	1.15	to	1.85	5.16	to	4.41
2019	3,639,440	20.9862	to	15.8911	72,819,390	2.99	1.15	to	1.85	5.31	to	4.56
2018	3,973,046	19.9272	to	15.1974	75,920,316	3.21	1.15	to	1.85	(0.68)	to	(1.39)
MD2
2022	8,882,201	10.0254	to	9.5996	102,071,534	1.71	0.65	to	2.35	(13.02)	to	(14.49)
2021	10,271,732	11.5256	to	11.2262	137,119,763	1.98	0.65	to	2.35	(2.78)	to	(4.43)
2020	10,355,615	11.8547	to	11.4325	143,712,003	2.58	0.65	to	2.50	5.43	to	3.47
2019	11,100,477	11.2446	to	11.0487	147,558,037	2.69	0.65	to	2.50	5.66	to	3.71
2018	12,122,983	10.6424	to	10.6537	154,081,038	2.92	0.65	to	2.50	(0.48)	to	(2.33)
MA6
2022	1,162,540	23.7271	to	19.6337	30,575,876	5.42	1.00	to	1.85	(11.41)	to	(12.16)
2021	1,368,575	26.7820	to	22.3516	40,717,957	4.83	1.00	to	1.85	2.45	to	1.58
2020	1,534,921	26.1407	to	22.0039	44,688,959	5.51	1.00	to	1.85	4.03	to	3.14
2019	1,688,655	25.1272	to	21.3330	47,736,189	5.60	1.00	to	1.85	13.66	to	12.69
2018	1,900,008	22.1072	to	18.9302	47,713,973	5.56	1.00	to	1.85	(4.05)	to	(4.87)
MA3
2022	1,104,954	12.8575	to	16.7797	23,244,962	5.21	0.65	to	2.35	(11.36)	to	(12.86)
2021	1,302,505	14.5051	to	19.2562	31,224,647	4.74	0.65	to	2.35	2.41	to	0.68
2020	1,396,338	14.1633	to	18.6163	32,918,703	5.29	0.65	to	2.50	4.17	to	2.24
2019	1,558,342	13.5966	to	18.2086	35,601,324	5.36	0.65	to	2.50	13.69	to	11.59
2018	1,798,423	11.9591	to	16.3168	36,323,910	5.31	0.65	to	2.50	(3.87)	to	(5.66)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M97
2022	862,674	$28.3410	to	$23.8856	$25,378,708	0.59%	1.00%	to	1.85%	(15.80%)	to	(16.52%)
2021	988,295	33.6602	to	28.6121	34,546,173	0.50	1.00	to	1.85	8.18	to	7.25
2020	1,090,158	31.1162	to	26.6768	35,444,368	1.43	1.00	to	1.85	14.68	to	13.70
2019	1,237,228	27.1338	to	23.4630	35,189,191	1.19	1.00	to	1.85	26.03	to	24.95
2018	1,477,939	21.5299	to	18.7772	33,622,626	1.00	1.00	to	1.85	(9.93)	to	(10.71)
MD5
2022	542,622	18.6041	to	15.4950	10,968,471	0.38	0.65	to	2.10	(15.73)	to	(16.95)
2021	620,289	22.0773	to	18.6580	15,046,507	0.38	0.65	to	2.10	8.28	to	6.72
2020	719,733	20.3882	to	17.4838	16,013,520	1.26	0.65	to	2.10	14.75	to	13.08
2019	808,213	17.7677	to	15.4613	15,834,413	0.97	0.65	to	2.10	26.29	to	24.46
2018	962,074	14.0694	to	12.4231	15,071,974	0.80	0.65	to	2.10	(9.89)	to	(11.21)
M98
2022	635,660	55.4656	to	32.2439	27,693,190	0.76	1.15	to	1.85	(24.43)	to	(24.96)
2021	710,097	73.3937	to	42.9718	41,017,390	0.33	1.15	to	1.85	9.30	to	8.52
2020	795,345	67.1512	to	39.5986	42,167,610	0.99	1.15	to	1.85	19.15	to	18.30
2019	934,776	56.3598	to	33.4739	41,533,157	1.83	1.15	to	1.85	24.51	to	23.62
2018	1,074,993	45.2653	to	27.0771	38,478,624	1.09	1.15	to	1.85	(10.53)	to	(11.17)
M93
2022	2,983,030	22.7298	to	16.9342	57,027,807	0.51	0.65	to	2.25	(24.25)	to	(25.46)
2021	3,034,082	30.0052	to	22.7172	77,636,236	0.14	0.65	to	2.25	9.56	to	7.81
2020	3,403,967	27.3870	to	21.0714	80,121,412	0.77	0.65	to	2.25	19.42	to	17.51
2019	4,106,841	22.9326	to	17.9314	81,110,609	1.43	0.65	to	2.25	24.84	to	22.84
2018	5,081,903	18.3700	to	14.5970	81,180,035	0.89	0.65	to	2.25	(10.31)	to	(11.76)
MD6
2022	7,592,166	26.1867	to	23.3617	267,972,468	0.10	1.00	to	1.85	(20.06)	to	(20.74)
2021	8,513,738	32.7594	to	29.4761	376,376,169	0.24	1.00	to	1.85	24.72	to	23.65
2020	9,721,767	26.2674	to	23.8377	345,687,434	0.45	1.00	to	1.85	21.30	to	20.26
2019	11,233,612	21.6551	to	19.8213	330,355,652	0.58	1.00	to	1.85	38.56	to	37.38
2018	13,004,247	15.6292	to	14.4286	276,836,568	0.57	1.00	to	1.85	(0.20)	to	(1.06)
MB3
2022	718,799	37.5571	to	38.2650	27,187,541	—	1.00	to	2.30	(20.25)	to	(21.29)
2021	812,853	47.0938	to	49.0183	39,021,196	0.03	1.00	to	2.30	24.40	to	22.79
2020	923,299	37.8558	to	39.9217	35,764,443	0.22	1.00	to	2.30	20.98	to	19.40
2019	1,119,963	31.2923	to	33.1589	36,267,396	0.34	1.00	to	2.30	38.19	to	36.39
2018	1,313,651	22.6443	to	24.3110	30,935,440	0.33	1.00	to	2.30	(0.43)	to	(1.74)
MD8
2022	3,236,722	11.6772	to	8.7573	35,123,376	1.15	1.15	to	1.85	0.02	to	(0.69)
2021	3,357,118	11.6743	to	8.8178	36,673,308	—	1.15	to	1.85	(1.14)	to	(1.84)
2020	3,207,388	11.8087	to	8.9832	35,684,810	0.22	1.15	to	1.85	(0.92)	to	(1.63)
2019	3,364,994	11.9190	to	9.1323	37,977,970	1.63	1.15	to	1.85	0.48	to	(0.24)
2018	3,729,600	11.8621	to	9.1539	42,172,705	1.24	1.15	to	1.85	0.10	to	(0.62)
MD9
2022	10,721,778	9.7979	to	7.5301	92,910,455	1.15	0.65	to	2.35	0.52	to	(1.18)
2021	11,382,495	9.7474	to	7.6203	98,542,144	—	0.65	to	2.35	(0.65)	to	(2.34)
2020	12,145,036	9.8111	to	7.5942	106,966,888	0.22	0.65	to	2.50	(0.43)	to	(2.28)
2019	12,065,194	9.8538	to	7.7712	107,716,092	1.63	0.65	to	2.50	0.98	to	(0.89)
2018	13,539,953	9.7586	to	7.7780	120,800,340	1.24	0.65	to	2.55	0.60	to	(1.32)
ME2
2022	697,045	32.4165	to	16.5741	14,958,282	1.84	1.15	to	1.85	(18.52)	to	(19.10)
2021	752,499	39.7827	to	20.4860	19,973,577	0.82	1.15	to	1.85	10.30	to	9.52
2020	845,774	36.0675	to	18.7059	20,437,101	2.08	1.15	to	1.85	11.66	to	10.86
2019	932,101	32.3022	to	16.8736	20,256,254	1.46	1.15	to	1.85	26.59	to	25.69
2018	1,042,465	25.5179	to	13.4252	17,993,248	1.45	1.15	to	1.85	(15.11)	to	(15.72)
ME3
2022	1,114,982	15.4029	to	22.7038	27,586,246	1.62	0.65	to	2.25	(18.33)	to	(19.64)
2021	1,189,934	18.8608	to	28.2516	36,414,019	0.67	0.65	to	2.25	10.54	to	8.78
2020	1,298,599	17.0617	to	24.6473	36,422,484	1.84	0.65	to	2.30	11.98	to	10.13
2019	1,520,079	15.2365	to	22.3803	38,549,046	1.19	0.65	to	2.30	26.84	to	24.75
2018	1,836,472	18.4314	to	17.9397	37,158,328	1.16	1.15	to	2.30	(15.31)	to	(16.29)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA5
2022	923,220	21.3675	to	17.9172	18,417,414	3.43	1.15	to	1.85	(14.69)	to	(15.29)
2021	990,712	24.1423	to	21.1523	23,061,684	3.03	1.15	to	1.85	(0.69)	to	(1.38)
2020	1,185,994	25.2170	to	21.4491	27,848,458	3.61	1.15	to	1.85	8.10	to	7.33
2019	1,166,830	23.3272	to	19.9843	25,413,532	3.51	1.15	to	1.85	10.33	to	9.55
2018	1,231,924	21.1430	to	18.2429	24,401,310	3.97	1.15	to	1.85	(3.11)	to	(3.80)
MA7
2022	136,029	19.2048	to	15.4223	2,370,712	2.91	1.15	to	2.10	(14.84)	to	(15.64)
2021	173,444	22.5501	to	18.2825	3,559,201	2.88	1.15	to	2.10	(1.05)	to	(1.99)
2020	176,159	22.7896	to	18.6542	3,668,590	3.37	1.15	to	2.10	7.86	to	6.83
2019	208,505	21.1297	to	17.4621	4,050,311	3.24	1.15	to	2.10	10.01	to	8.97
2018	237,611	19.2064	to	16.0251	4,209,261	3.62	1.15	to	2.10	(3.24)	to	(4.16)
ME4
2022	675,242	20.7478	to	16.5451	12,500,200	—	1.15	to	1.85	(36.44)	to	(36.88)
2021	754,745	32.6409	to	26.2130	22,058,504	—	1.15	to	1.85	12.38	to	11.59
2020	880,180	29.0458	to	23.4907	22,945,612	—	1.15	to	1.85	45.15	to	44.13
2019	998,683	20.0112	to	16.2986	17,984,787	—	1.15	to	1.85	34.59	to	33.65
2018	1,220,819	13.9374	to	12.1950	16,422,089	—	1.15	to	1.85	0.57	to	(0.15)
MA2
2022	898,229	40.8450	to	37.5351	9,348,832	—	1.15	to	2.05	(36.59)	to	(37.16)
2021	610,914	64.4137	to	59.7321	11,344,654	—	1.15	to	2.05	12.13	to	11.11
2020	109,909	57.4480	to	53.7571	3,033,373	—	1.15	to	2.05	44.72	to	43.42
2019	49,526	39.6947	to	37.4828	1,658,655	—	1.15	to	2.05	34.32	to	33.11
2018	46,625	29.5533	to	28.1602	1,370,549	—	1.15	to	2.05	0.35	to	(0.56)
MF3
2022	1,888,446	29.7383	to	20.8763	40,046,875	0.50	0.65	to	2.25	(19.09)	to	(20.38)
2021	1,930,410	36.7555	to	26.0230	53,130,086	0.68	0.65	to	2.30	28.33	to	26.22
2020	2,223,974	28.6404	to	20.6169	49,915,126	0.63	0.65	to	2.30	1.48	to	(0.20)
2019	2,340,999	28.2240	to	20.6585	52,379,843	0.47	0.65	to	2.30	25.54	to	23.47
2018	2,805,821	22.4828	to	16.7318	50,559,537	0.58	0.65	to	2.30	(5.97)	to	(7.53)
MF5
2022	16,605,806	15.6511	to	15.9020	280,993,453	2.01	0.65	to	2.10	(16.08)	to	(17.29)
2021	18,283,238	18.6494	to	19.2268	373,266,922	1.99	0.65	to	2.10	6.01	to	4.47
2020	20,582,839	17.5922	to	18.4038	401,376,214	2.34	0.65	to	2.10	11.33	to	9.71
2019	22,941,913	15.8017	to	16.7750	405,951,754	2.34	0.65	to	2.10	15.72	to	14.04
2018	26,810,432	13.6551	to	14.0355	414,465,602	1.89	0.65	to	2.55	(3.56)	to	(5.40)
MF6
2022	36,203	32.6320	to	28.2706	1,096,975	1.57	1.35	to	2.30	(27.92)	to	(28.61)
2021	38,728	45.2722	to	39.5985	1,634,908	1.44	1.35	to	2.30	28.37	to	27.15
2020	48,032	35.2659	to	31.1426	1,580,465	4.72	1.35	to	2.30	0.11	to	(0.84)
2019	52,821	35.2256	to	31.4072	1,744,187	3.63	1.35	to	2.30	25.17	to	23.97
2018	62,209	28.1431	to	21.0070	1,644,682	4.07	1.35	to	2.55	(4.34)	to	(5.50)
MF7
2022	1,868,567	19.2270	to	18.0110	36,555,087	1.13	0.65	to	2.35	(27.61)	to	(28.84)
2021	1,789,011	26.5597	to	25.3095	49,854,935	1.04	0.65	to	2.35	29.03	to	26.84
2020	2,144,042	20.5844	to	19.9538	47,747,308	3.86	0.65	to	2.35	0.49	to	(1.22)
2019	2,253,830	20.4845	to	20.2009	50,523,551	2.83	0.65	to	2.35	25.85	to	23.72
2018	2,678,520	16.2765	to	15.9585	48,236,259	3.15	0.65	to	2.50	(3.97)	to	(5.75)
MF9
2022	9,280,676	22.6108	to	24.5803	240,252,292	1.37	0.65	to	2.30	(19.03)	to	(20.36)
2021	9,936,732	27.9242	to	30.8644	325,550,305	1.44	0.65	to	2.30	14.79	to	12.90
2020	11,100,750	24.3257	to	27.3370	328,149,552	1.81	0.65	to	2.30	14.71	to	12.81
2019	12,493,257	21.2067	to	24.2321	325,781,690	1.98	0.65	to	2.30	25.84	to	23.77
2018	14,628,661	16.8520	to	19.5785	306,459,709	1.53	0.65	to	2.30	(6.08)	to	(7.63)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG1
2022	7,885,165	$10.1721	to	$9.6478	$83,417,203	4.02%	0.65%	to	2.25%	(22.17%)	to	(23.41%)
2021	8,152,240	13.0694	to	12.5122	111,770,527	0.82	0.65	to	2.30	0.66	to	(1.00)
2020	8,522,169	12.9838	to	12.6385	117,256,139	0.20	0.65	to	2.30	12.47	to	10.62
2019	9,471,698	11.5440	to	11.4256	116,989,865	1.39	0.65	to	2.30	7.35	to	5.58
2018	10,546,363	10.7537	to	10.8217	122,512,404	1.41	0.65	to	2.30	(5.32)	to	(6.89)
MF2
2022	13,847,268	10.4502	to	8.9247	135,946,565	1.89	1.30	to	2.35	(5.38)	to	(6.37)
2021	16,971,070	11.0439	to	9.5319	176,852,160	2.27	1.30	to	2.35	(1.14)	to	(2.18)
2020	17,098,090	11.1715	to	9.5550	180,924,192	3.07	1.30	to	2.50	2.98	to	1.74
2019	18,692,242	10.8479	to	9.3915	192,914,646	2.64	1.30	to	2.50	3.82	to	2.57
2018	20,371,715	10.4484	to	9.1557	203,393,960	1.99	1.30	to	2.50	(0.04)	to	(1.25)
MG2
2022	8,519,988	10.3193	to	8.9303	81,565,582	1.61	0.65	to	2.10	(4.86)	to	(6.24)
2021	9,896,928	10.8464	to	9.5241	100,588,147	2.01	0.65	to	2.10	(0.84)	to	(2.27)
2020	10,230,519	10.9379	to	9.7457	105,961,857	2.87	0.65	to	2.10	3.47	to	1.97
2019	10,825,862	10.5709	to	9.5576	109,445,390	2.39	0.65	to	2.10	4.21	to	2.70
2018	11,204,328	10.1434	to	9.3060	109,785,950	1.72	0.65	to	2.10	0.33	to	(1.13)
MG3
2022	638,484	30.2038	to	26.1865	18,017,985	0.97	1.30	to	2.25	(9.97)	to	(10.82)
2021	758,430	33.5473	to	29.3644	23,879,329	0.79	1.30	to	2.25	29.29	to	28.06
2020	938,041	25.9474	to	22.9302	22,965,486	1.23	1.30	to	2.25	2.52	to	1.54
2019	1,024,055	25.3101	to	22.4470	24,538,343	1.27	1.30	to	2.30	29.42	to	28.12
2018	1,245,032	19.5567	to	17.5199	23,170,786	0.87	1.30	to	2.30	(12.60)	to	(13.49)
MG4
2022	698,813	32.7766	to	25.7952	17,035,863	0.80	0.65	to	2.10	(9.59)	to	(10.90)
2021	728,565	36.2553	to	28.9520	21,209,255	0.69	0.65	to	2.10	29.76	to	27.88
2020	863,349	27.9411	to	22.6405	20,796,934	1.01	0.65	to	2.10	3.00	to	1.50
2019	902,847	27.1282	to	22.3061	21,333,453	0.97	0.65	to	2.10	29.86	to	27.98
2018	1,126,976	20.8908	to	17.4300	20,713,591	0.66	0.65	to	2.10	(12.19)	to	(13.47)
MG6
2022	42,060,194	19.1857	to	20.6895	921,771,209	1.73	0.65	to	2.10	(17.45)	to	(18.65)
2021	46,425,382	23.2422	to	25.4322	1,251,694,528	1.74	0.65	to	2.10	10.53	to	8.93
2020	53,265,460	21.0271	to	23.3467	1,317,510,683	2.09	0.65	to	2.10	13.34	to	11.69
2019	59,093,135	18.5528	to	20.9032	1,302,584,592	2.21	0.65	to	2.10	21.11	to	19.35
2018	68,298,700	15.3192	to	17.5137	1,255,969,013	1.83	0.65	to	2.10	(4.75)	to	(6.14)
MG7
2022	448,586	31.9881	to	33.5202	8,752,627	0.42	0.65	to	2.10	(11.81)	to	(13.08)
2021	359,058	36.2709	to	38.5663	9,845,653	0.67	0.65	to	2.10	33.00	to	31.08
2020	238,186	27.2704	to	29.4223	7,202,052	0.78	0.65	to	2.10	3.05	to	1.56
2019	251,133	26.4623	to	28.9714	7,626,096	0.53	0.65	to	2.10	32.56	to	30.64
2018	315,136	19.9625	to	22.1766	7,295,067	0.25	0.65	to	2.10	(11.58)	to	(12.87)
V46
2022	19,282	8.4689			163,290	2.69		1.20		(15.60)
2021	8,447	10.0347			84,761	—		1.20			0.31
V45
2022	183,964	9.1765	to	12.6796	2,032,820	0.61		1.20		(18.55)
2021	132,080	11.2667	to	15.5677	1,961,048	0.81		1.20		12.64	to	20.22
2020	5,499	12.9495			71,215	0.96		1.20		11.85
U43
2022	123,913	9.6043	to	11.7174	1,236,494	2.88		1.20		(9.41)
2021	40,230	10.6023	to	12.9349	482,399	2.61		1.20		4.42	to	12.64
2020	223	11.4834			2,563	—		1.20		(2.62)
U41
2022	205,093	8.3069	to	10.3857	1,767,484	—		1.20		(18.06)
2021	78,952	10.1375	to	12.6744	887,878	1.45		1.20		1.07	to	6.93
2020	6,583	11.8534			78,025	—		1.20			9.52
V44
2022	2,071,210	29.2918	to	24.8266	17,415,111	—	0.65	to	2.10	(60.42)	to	(61.00)
2021	962,417	74.0105	to	63.6535	27,952,666	—	0.65	to	2.10	(0.80)	to	(2.24)
2020	316,106	74.6058	to	63.8935	17,695,239	—	0.65	to	2.30	115.35	to	111.80
2019	353,950	34.6435	to	30.6790	11,234,842	—	0.65	to	2.10	30.61	to	28.72
2018	394,577	26.5236	to	23.8336	9,712,851	—	0.65	to	2.10	6.60	to	5.04

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V43
2022	197,026	$23.2378	to	$20.7610	$4,367,895	—%	1.35%	to	2.10%	(63.47%)	to	(63.74%)
2021	124,972	63.6083	to	57.2608	7,596,199	—	1.35	to	2.10	(12.39)	to	(13.05)
2020	123,333	67.7439	to	65.8571	8,607,368	—	0.65	to	2.10	150.41	to	146.78
2019	278,593	27.0537	to	26.6870	7,856,010	—	0.65	to	2.10	39.06	to	37.04
2018	315,995	19.4551	to	19.4736	6,474,748	—	0.65	to	2.10	9.81	to	8.20
O19
2022	301,913	30.2154	to	29.4143	10,929,734	—	1.30	to	2.30	(31.86)	to	(32.54)
2021	315,397	44.3413	to	43.6026	16,770,766	—	1.30	to	2.30	20.70	to	19.49
2020	346,272	36.7382	to	36.4919	15,307,924	—	1.30	to	2.30	34.47	to	33.12
2019	420,729	27.3210	to	27.4130	13,908,076	—	1.30	to	2.30	34.08	to	32.74
2018	513,394	20.3759	to	19.4884	12,674,828	—	1.30	to	2.35	(7.18)	to	(8.16)
O23
2022	880,257	8.5421	to	10.5493	9,204,534	0.96	1.20	to	2.10	(18.01)	to	(18.75)
2021	1,020,006	10.4185	to	12.9839	13,814,920	1.30	1.20	to	2.10	3.51	to	7.99
2020	975,012	13.3581	to	12.0227	12,497,860	1.88	1.35	to	2.10	13.04	to	12.19
2019	967,190	11.8170	to	10.7166	11,010,608	2.02	1.35	to	2.10	15.64	to	14.77
2018	1,046,363	10.2190	to	9.3377	10,331,463	1.76	1.35	to	2.10	(6.81)	to	(7.52)
O20
2022	324,761	22.6804	to	25.4230	9,242,357	—	0.65	to	2.25	(32.38)	to	(33.46)
2021	329,635	33.5401	to	38.2062	14,019,771	—	0.65	to	2.25	14.42	to	12.60
2020	402,248	29.3124	to	33.9323	15,120,338	0.42	0.65	to	2.25	26.51	to	24.48
2019	518,280	23.1704	to	27.2588	15,548,955	0.62	0.65	to	2.25	30.60	to	28.51
2018	653,189	17.7414	to	21.2107	15,149,305	0.76	0.65	to	2.25	(13.96)	to	(15.34)
O21
2022	2,977,043	8.8426	to	29.3920	104,815,069	1.09	1.20	to	2.35	(21.26)	to	(22.17)
2021	3,132,141	11.2304	to	37.7636	141,108,534	0.48	1.20	to	2.35	10.65	to	24.26
2020	4,000,444	32.2906	to	29.5789	144,017,824	1.13	1.30	to	2.50	12.22	to	10.86
2019	4,719,995	28.7756	to	26.6808	152,120,634	0.82	1.30	to	2.50	30.03	to	28.47
2018	5,849,961	22.1301	to	20.7688	145,625,526	0.91	1.30	to	2.50	(9.30)	to	(10.39)
O04
2022	73,501	54.0772	to	44.8780	3,647,529	0.25	1.35	to	2.10	(17.17)	to	(17.79)
2021	87,399	65.2883	to	54.6709	5,247,251	0.18	1.35	to	2.25	20.62	to	19.53
2020	95,060	54.1286	to	45.7385	4,751,864	0.36	1.35	to	2.25	18.02	to	16.95
2019	112,700	45.8637	to	39.1083	4,793,286	—	1.35	to	2.25	24.44	to	23.31
2018	133,222	36.8575	to	31.7147	4,562,326	0.06	1.35	to	2.25	(11.75)	to	(12.55)
PH2
2022	12,294	17.2999	to	16.2468	206,479	1.02	1.35	to	1.90	(19.88)	to	(20.32)
2021	17,517	21.5920	to	20.3902	367,935	0.07	1.35	to	1.90	17.73	to	17.08
2020	22,083	18.3408	to	17.4161	396,045	1.10	1.35	to	1.90	11.51	to	10.89
2019	23,358	16.4478	to	15.9711	376,666	1.47	1.35	to	1.70	25.81	to	25.36
2018	28,613	13.0736	to	12.5993	367,455	1.48	1.35	to	1.85	(11.95)	to	(12.40)
P08
2022	836,959	17.1822	to	15.0777	13,593,699	7.73	1.35	to	2.10	(13.03)	to	(13.68)
2021	915,599	19.7564	to	17.4679	17,128,845	11.10	1.35	to	2.10	14.67	to	13.81
2020	1,018,738	17.2291	to	15.3489	16,682,026	5.01	1.35	to	2.10	6.55	to	5.75
2019	1,102,174	16.1693	to	14.2034	16,987,769	2.93	1.35	to	2.25	10.39	to	9.39
2018	1,178,282	14.6475	to	12.9838	16,485,880	3.10	1.35	to	2.25	(6.69)	to	(7.53)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PC0
2022	828,956	$14.5875	to	$12.3640	$10,880,450	7.52%	0.65%	to	2.10%	(12.44%)	to	(13.71%)
2021	938,639	16.6600	to	14.3281	14,197,943	10.95	0.65	to	2.10	15.29	to	13.62
2020	1,034,110	14.4508	to	12.6108	13,695,289	4.82	0.65	to	2.10	7.21	to	5.65
2019	1,187,243	13.4796	to	11.9366	14,802,101	2.77	0.65	to	2.10	11.02	to	9.41
2018	1,390,142	12.1418	to	10.9101	15,777,531	2.96	0.65	to	2.10	(6.06)	to	(7.43)
P70
2022	256,095	7.5546	to	6.4398	3,141,519	19.41	0.65	to	2.05	7.96	to	6.45
2021	158,073	6.9976	to	6.0494	1,725,004	4.99	0.65	to	2.05	32.25	to	30.40
2020	51,525	5.2914	to	4.6392	257,269	6.31	0.65	to	2.05	0.57	to	(0.84)
2019	52,264	5.2614	to	4.6785	255,626	4.19	0.65	to	2.05	10.63	to	9.08
2018	62,897	4.7559	to	4.2891	280,406	1.97	0.65	to	2.05	(14.76)	to	(15.96)
P10
2022	2,253,941	8.4366	to	6.7609	17,225,356	22.78	0.65	to	2.35	7.91	to	6.08
2021	3,074,661	7.8181	to	6.3731	21,953,980	4.17	0.65	to	2.35	32.48	to	30.23
2020	4,052,034	5.9015	to	4.8938	22,070,683	6.44	0.65	to	2.35	0.69	to	(1.02)
2019	4,210,677	5.8610	to	4.9443	23,012,902	4.48	0.65	to	2.35	10.71	to	8.83
2018	4,476,996	5.2941	to	4.5432	22,324,165	2.10	0.65	to	2.35	(14.69)	to	(16.15)
PK8
2022	189,974	12.3430	to	23.6990	5,057,872	4.81	0.65	to	2.15	(16.28)	to	(17.53)
2021	206,159	14.7431	to	28.9308	6,635,426	4.48	0.65	to	2.30	(3.21)	to	(4.80)
2020	230,453	15.2317	to	30.3907	7,446,911	4.59	0.65	to	2.30	6.01	to	4.26
2019	254,755	14.3682	to	29.1500	7,902,801	4.42	0.65	to	2.30	14.05	to	12.17
2018	278,892	12.5980	to	17.7675	7,700,705	4.12	0.65	to	2.55	(5.36)	to	(7.16)
P20
2022	9,279	11.1550	to	10.2977	100,993	4.69	1.35	to	2.05	(16.95)	to	(17.54)
2021	10,708	13.4322	to	12.4875	140,557	4.39	1.35	to	2.05	(3.98)	to	(4.66)
2020	11,525	13.9894	to	13.0974	158,253	4.49	1.35	to	2.05	5.16	to	4.42
2019	16,181	13.3032	to	12.4903	211,235	4.37	1.35	to	2.10	13.14	to	12.29
2018	36,604	11.7584	to	11.1236	422,826	4.02	1.35	to	2.10	(6.12)	to	(6.83)
PM5
2022	61,958	8.7253	to	9.4626	553,336	1.43		1.20		(11.31)	to	(11.32)
2021	37,003	9.8380	to	10.6706	380,471	1.27		1.20		(1.43)	to	(3.23)
2020	3,644	11.0266			40,181	0.89		1.20			4.19
PD6
2022	19,601,933	13.5579	to	12.9624	271,964,020	1.87	0.65	to	2.10	(18.93)	to	(20.10)
2021	21,546,040	16.7229	to	16.2233	372,217,687	2.35	0.65	to	2.10	11.87	to	10.25
2020	24,779,720	14.9483	to	14.7149	386,372,660	7.93	0.65	to	2.10	15.95	to	14.27
2019	28,128,118	12.8916	to	12.6752	381,865,764	2.05	0.65	to	2.25	16.20	to	14.35
2018	32,259,391	11.0943	to	11.0850	380,593,252	1.59	0.65	to	2.25	(6.23)	to	(7.73)
P06
2022	1,419,494	14.6347	to	14.4388	22,606,292	7.00	1.30	to	2.15	(13.05)	to	(13.79)
2021	1,646,744	16.8312	to	16.3661	30,313,919	4.95	1.30	to	2.30	4.24	to	3.19
2020	1,749,011	16.1467	to	15.8597	30,989,220	1.39	1.30	to	2.30	10.27	to	9.16
2019	2,006,490	14.6435	to	14.5293	32,390,144	1.66	1.30	to	2.30	7.04	to	5.97
2018	2,212,668	13.6804	to	13.7114	33,513,529	2.50	1.30	to	2.30	(3.48)	to	(4.45)
P07
2022	6,203,056	14.9587	to	12.3992	93,749,466	2.60	1.30	to	2.35	(15.42)	to	(16.31)
2021	6,941,460	17.6854	to	14.8149	124,464,099	1.82	1.30	to	2.35	(2.55)	to	(3.57)
2020	6,995,070	18.1477	to	15.3639	129,212,572	2.13	1.30	to	2.35	7.25	to	6.12
2019	7,707,882	16.9212	to	14.4783	133,331,271	3.01	1.30	to	2.35	6.97	to	5.84
2018	8,590,870	15.8193	to	13.2477	139,502,056	2.53	1.30	to	2.55	(1.83)	to	(3.06)
P68
2022	520,044	8.4677	to	9.5291	4,839,107	2.52		1.20		(15.40)	to	(15.42)
2021	480,584	10.0092	to	11.2659	5,368,911	1.74		1.20		0.07	to	(2.55)
2020	79,749	11.5602			921,917	1.80		1.20			7.25
2019	1,895	10.7788			20,424	2.82		1.20			6.97

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PI3
2022	1,081,569	$10.3529	to	$8.7749	$10,054,932	1.46%	0.65%	to	2.10%	(0.29%)	to	(1.73%)
2021	1,232,025	10.3833	to	8.9294	11,591,889	—	0.65	to	2.10	0.10	to	(1.35)
2020	1,356,775	10.3730	to	9.0518	12,867,174	—	0.65	to	2.10	(7.98)	to	(9.32)
2019	1,404,143	11.2727	to	9.9824	14,604,913	—	0.65	to	2.10	5.23	to	3.70
2018	1,520,792	10.7129	to	9.6262	15,177,351	0.40	0.65	to	2.10	(8.44)	to	(9.77)
P72
2022	727,079	36.2787	to	30.7499	17,485,344	1.40	0.65	to	2.10	(3.76)	to	(5.15)
2021	615,378	37.6956	to	32.4199	17,298,993	1.14	0.65	to	2.10	26.48	to	24.65
2020	536,802	29.8044	to	25.6448	14,403,371	1.79	0.65	to	2.25	5.11	to	3.43
2019	532,161	28.3544	to	24.7945	13,842,390	2.04	0.65	to	2.25	29.56	to	27.49
2018	593,554	21.8856	to	19.0187	12,064,141	0.71	0.65	to	2.55	(9.09)	to	(10.82)
P88
2022	534,278	8.8850	to	11.9303	5,071,557	0.82		1.20		(17.00)
2021	305,037	10.7046	to	14.3736	3,712,125	0.25		1.20		6.79	to	12.59
2020	9,019	12.7661			115,140	—		1.20		14.02
P93
2022	164,395	8.8259	to	10.7094	1,478,832	0.96		1.20		(17.03)
2021	59,608	10.6377	to	12.9077	670,641	0.10		1.20		6.20	to	12.59
2020	1,580	11.4648			18,109	—		1.20		10.96
P89
2022	138,476	10.7970	to	14.6687	1,746,813	0.39		1.20		(5.81)
2021	111,686	11.4632	to	15.5737	1,621,461	0.35		1.20		12.94	to	17.97
2020	4,642	13.2012			61,286	—		1.20		14.88
P95
2022	94,202	8.2753	to	9.2775	860,787	4.00		1.20		(14.84)
2021	57,894	9.7174	to	10.8942	624,365	0.24		1.20		(3.15)	to	(5.73)
2020	3,119	11.5561			36,049	1.50		1.20		4.46
2019	664	11.0626			7,351	—		1.20		10.55
P79
2022	257,212	9.0843	to	13.4717	3,252,094	0.56		1.20		(18.27)
2021	256,343	11.1152	to	16.4833	4,132,899	0.03		1.20		10.74	to	22.65
2020	8,993	13.4393			120,857	0.26		1.20		18.48
2019	1,490	11.3433			16,907	—		1.20		31.64
P80
2022	71,913	6.4778			465,819	—		1.20		(34.82)
2021	19,273	9.9379			191,531	—		1.20		(0.71)
P81
2022	44,989	8.3975			377,781	0.35		1.20		(23.83)
2021	4,875	11.0249			53,742	—		1.20		9.88
TBD
2022	603,296	6.5836			3,971,751	—		1.20		(39.40)
2021	171,516	10.8635			1,863,259	—		1.20		8.64
TBE
2022	191,475	10.1376			1,941,028	1.84		1.20		(4.74)
2021	85,280	10.6417			907,528	1.42		1.20		4.40
TBF
2022	333,878	9.4322			3,149,092	—		1.20		(13.73)
2021	85,722	10.9334			937,239	—		1.20		7.00
TP1
2022	138,023	8.7580			1,208,757	1.05		1.20		(17.14)
2021	71,024	10.5695			750,691	0.75		1.20		4.95

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
TP2
2022	113,437	$9.0179			$1,022,932	2.04%		1.20%		(12.47%)
2021	3,065	10.3023			31,580	1.19		1.20		2.52
TP3
2022	225,202	9.1766			2,066,529	2.26		1.20		(10.20)
2021	18,471	10.2191			188,757	0.31		1.20		1.79
TP4
2022	74,637	8.8275			658,837	1.88		1.20		(15.97)
2021	1,590	10.5052			16,703	0.81		1.20		4.42
TP5
2022	814,450	8.9364			7,278,040	1.71		1.20		(14.11)
2021	32,024	10.4045			333,188	0.99		1.20		3.50
W41
2022	7,761	24.7794	to	21.8395	181,480	—	1.35	to	2.05	(35.71)	to	(36.16)
2021	6,692	38.5426	to	34.2101	244,231	—	1.35	to	2.05	4.41	to	3.67
2020	6,809	36.9161	to	32.9983	238,777	0.79	1.35	to	2.05	24.94	to	24.06
2019	9,137	29.5462	to	26.5978	257,366	0.07	1.35	to	2.05	27.56	to	26.66
2018	10,657	23.1626	to	20.9987	236,808	0.16	1.35	to	2.05	(13.60)	to	(14.21)
W42
2022	1,416	25.6017	to	23.8187	35,843	—	1.65	to	2.05	(34.56)	to	(34.82)
2021	1,213	39.1209	to	36.5427	46,909	0.76	1.65	to	2.05	7.11	to	6.68
2020	1,151	36.5248	to	34.2551	41,589	—	1.65	to	2.05	22.18	to	21.69
2019	1,276	29.8943	to	28.1496	37,721	0.26	1.65	to	2.05	28.95	to	28.43
2018	1,368	23.1836	to	21.9184	31,384	0.07	1.65	to	2.05	(3.09)	to	(3.48)
W50
2022	109,560	8.1986	to	9.4128	983,827	1.71		1.20		(18.27)
2021	111,062	10.0313	to	11.5168	1,247,206	3.44		1.20		0.08	to	(3.37)
2020	32,781	11.9179			390,678	4.20		1.20		7.74

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Rational Trend Aggregation VA Fund Sub-Account (H24) merged into Sub-Account MD9 on July 30, 2021.
[6]	Rational Insider Buying VA Fund Sub-Account (H32) merged into Sub-Account MD9 on November 30, 2021.

Delaware Life

Variable Account F – All-Star

Financial Statements as of and for the Year Ended December 31, 2022 and Report of Independent Auditors

DELAWARE LIFE VARIABLE ACCOUNT F – ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2022

Page(s)

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F – All-Star:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life Variable Account F – All-Star (the Sub-Accounts), as of December 31, 2022, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes including the financial highlights in Note 10 for each of the years or periods in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2022, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 26, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)(2)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)(3)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75) (1)

Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)

Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68) (1)

Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)

Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52) (1)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) (1)(4)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Wanger International Sub-Account (W39) (1)

Wanger Select Fund Sub-Account (W41) (1)

Wanger Acorn Sub-Account (W42) (1)(5)

(1)

Statements of assets and liabilities as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period ended December 31, 2022.

(2)	Formerly, AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)
(3)	Formerly, AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)
(4)	Formerly, Invesco V.I. International Growth Fund II Sub-Account (AC1)
(5)	Formerly, Wanger USA Sub-Account (W42)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)¹	1,404	$34,460	$40,134	$—	$40,134	$2	$40,132
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	28,436	780,022	806,457	—	806,457	41	806,416
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2)¹	1,414	27,202	22,655	—	22,655	1	22,654
Columbia Variable Portfolio—Dividend Opportunity Fund Class 2 Sub-Account (C49)	13,290	214,535	480,427	—	480,427	23	480,404
Columbia Variable Portfolio—Government Money Market Fund Class 1 Sub-Account (C75)	1,600,961	1,600,961	1,600,961	158	1,601,119	77	1,601,042
Columbia Variable Portfolio—Income Opportunities Fund Class 2 Sub-Account (C76)	56,887	417,668	338,479	—	338,479	17	338,462
Columbia Variable Portfolio—Large Cap Growth Fund Class 2 Sub-Account (C60)	11,175	119,839	281,946	—	281,946	13	281,933
Columbia Variable Portfolio—Select Mid Cap Value Fund Class 1 Sub-Account (C66)	5,660	89,771	189,034	—	189,034	9	189,025
Columbia Variable Portfolio—Large Cap Index Fund Class 2 Sub-Account (C68)	7,989	85,728	248,848	—	248,848	11	248,837
Columbia Variable Portfolio—Strategic Income Fund Class 2 Sub-Account (C73)	120,927	513,744	418,406	—	418,406	21	418,385
Columbia Variable Portfolio—U.S. Government Mortgage Fund Class 1 Sub-Account (C69)	16,133	168,002	140,193	—	140,193	6	140,187
Columbia Variable Portfolio—U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	38,235	390,609	331,501	—	331,501	16	331,485
Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)	6,057	128,034	137,566	—	137,566	8	137,558
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	39,061	489,324	475,371	—	475,371	26	475,345
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)	17,917	151,712	111,978	—	111,978	6	111,972
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	13,079	223,541	198,283	—	198,283	10	198,273
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	2,830	164,523	109,931	—	109,931	6	109,925
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)¹	80	2,895	2,268	—	2,268	—	2,268
MFS VIT I Growth Series Service Class Sub-Account (M80)	14,290	724,945	639,331	—	639,331	30	639,301
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	2,505	71,253	79,334	—	79,334	4	79,330
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	9,930	211,420	187,283	—	187,283	10	187,273
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	641	8,502	5,666	—	5,666	—	5,666
MFS VIT I Value Series Initial Class Sub-Account (M83)	15,227	297,379	328,143	—	328,143	17	328,126
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	12,686	100,761	116,585	—	116,585	6	116,579
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	24,512	321,901	281,892	—	281,892	13	281,879
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	105,180	1,091,777	944,521	—	944,521	46	944,475
Wanger International Sub-Account (W39)	1,095	26,637	19,135	—	19,135	1	19,134
Wanger Select Fund Sub-Account (W41)	56,351	691,991	349,941	—	349,941	17	349,924
Wanger Acorn Sub-Account (W42)¹	68,224	1,147,100	747,048	—	747,048	36	747,012

[1]	This Sub-Account had a name change in 2022. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Net Assets
A70	1,521	$40,132	$40,132
A71	26,060	806,416	806,416
AM2	956	22,654	22,654
C49	23,467	480,404	480,404
C75	180,634	1,601,042	1,601,042
C76	29,903	338,462	338,462
C60	10,219	281,933	281,933
C66	8,340	189,025	189,025
C68	9,013	248,837	248,837
C73	21,522	418,385	418,385
C69	15,267	140,187	140,187
C70	37,651	331,485	331,485
F97	5,440	137,558	137,558
T20	25,884	475,345	475,345
F51	3,417	111,972	111,972
F54	7,975	198,273	198,273
V52	4,783	109,925	109,925
AC1	101	2,268	2,268
M80	13,920	639,301	639,301
M10	2,704	79,330	79,330
MB3	9,428	187,273	187,273
M42	131	5,666	5,666
M83	13,432	328,126	328,126
MG3	4,212	116,579	116,579
P06	18,949	281,879	281,879
P07	67,800	944,475	944,475
W39	526	19,134	19,134
W41	11,390	349,924	349,924
W42	21,582	747,012	747,012

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED December 31, 2022

	A70 Sub-Account	A71 Sub-Account	AM2 Sub-Account
Income:
Dividend income	$—	$9,626	$—
Expenses:
Mortality and expense risk charges	(652)	(12,055)	(613)
Administration, distribution charges and other	(177)	(3,462)	(203)

Net investment income (loss)	(829)	(5,891)	(816)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	513	39,224	678
Realized gain distributions	4,642	142,632	3,890

Net realized gains (losses)	5,155	181,856	4,568

Net change in unrealized appreciation (depreciation)	(20,902)	(234,175)	(25,943)

Net realized and change in unrealized gains (losses)	(15,747)	(52,319)	(21,375)

Net increase (decrease) in net assets from operations	$(16,576)	$(58,210)	$(22,191)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED December 31, 2022

	C49	C75	C76
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$19,155	$19,585
Expenses:
Mortality and expense risk charges	(7,391)	(22,582)	(5,222)
Administration, distribution charges and other	(2,103)	(7,023)	(1,521)

Net investment income (loss)	(9,494)	(10,450)	12,842

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	55,849	—	(21,281)
Realized gain distributions	—	—	13,782

Net realized gains (losses)	55,849	—	(7,499)

Net change in unrealized appreciation (depreciation)	(67,839)	—	(54,852)

Net realized and change in unrealized gains (losses)	(11,990)	—	(62,351)

Net increase (decrease) in net assets from operations	$(21,484)	$(10,450)	$(49,509)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED December 31, 2022

	C60	C66	C68
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(4,971)	(3,073)	(3,533)
Administration, distribution charges and other	(1,382)	(880)	(883)

Net investment income (loss)	(6,353)	(3,953)	(4,416)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	61,819	36,275	15,314
Realized gain distributions	—	—	—

Net realized gains (losses)	61,819	36,275	15,314

Net change in unrealized appreciation (depreciation)	(224,474)	(64,420)	(75,784)

Net realized and change in unrealized gains (losses)	(162,655)	(28,145)	(60,470)

Net increase (decrease) in net assets from operations	$(169,008)	$(32,098)	$(64,886)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED December 31, 2022

	C73	C69	C70
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$12,081	$3,108	$7,477
Expenses:
Mortality and expense risk charges	(6,882)	(1,983)	(5,122)
Administration, distribution charges and other	(1,600)	(529)	(1,644)

Net investment income (loss)	3,599	596	711

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(14,926)	(1,773)	(12,939)
Realized gain distributions	18,564	—	—

Net realized gains (losses)	3,638	(1,773)	(12,939)

Net change in unrealized appreciation (depreciation)	(75,158)	(25,249)	(54,436)

Net realized and change in unrealized gains (losses)	(71,520)	(27,022)	(67,375)

Net increase (decrease) in net assets from operations	$(67,921)	$(26,426)	$(66,664)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED December 31, 2022

	F97	T20	F51
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,425	$16,015	$3,683
Expenses:
Mortality and expense risk charges	(2,106)	(7,192)	(1,802)
Administration, distribution charges and other	(685)	(2,347)	(504)

Net investment income (loss)	(366)	6,476	1,377

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	801	(13,373)	(12,781)
Realized gain distributions	4,850	—	58,203

Net realized gains (losses)	5,651	(13,373)	45,422

Net change in unrealized appreciation (depreciation)	(16,061)	(41,333)	(58,646)

Net realized and change in unrealized gains (losses)	(10,410)	(54,706)	(13,224)

Net increase (decrease) in net assets from operations	$(10,776)	$(48,230)	$(11,847)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED December 31, 2022

	F54	V52	AC1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,865	$—	$34
Expenses:
Mortality and expense risk charges	(2,866)	(1,922)	(37)
Administration, distribution charges and other	(839)	(645)	(8)

Net investment income (loss)	160	(2,567)	(11)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,008)	457	(42)
Realized gain distributions	23,343	35,988	266

Net realized gains (losses)	22,335	36,445	224

Net change in unrealized appreciation (depreciation)	(43,249)	(87,276)	(818)

Net realized and change in unrealized gains (losses)	(20,914)	(50,831)	(594)

Net increase (decrease) in net assets from operations	$(20,754)	$(53,398)	$(605)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED December 31, 2022

	M80	M10	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$336	$—
Expenses:
Mortality and expense risk charges	(9,615)	(1,332)	(2,994)
Administration, distribution charges and other	(2,947)	(401)	(959)

Net investment income (loss)	(12,562)	(1,397)	(3,953)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	40,440	3,745	2,184
Realized gain distributions	90,105	11,409	27,493

Net realized gains (losses)	130,545	15,154	29,677

Net change in unrealized appreciation (depreciation)	(426,577)	(32,896)	(76,198)

Net realized and change in unrealized gains (losses)	(296,032)	(17,742)	(46,521)

Net increase (decrease) in net assets from operations	$(308,594)	$(19,139)	$(50,474)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED December 31, 2022

	M42	M83	MG3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$4,878	$1,327
Expenses:
Mortality and expense risk charges	(98)	(4,901)	(1,948)
Administration, distribution charges and other	(22)	(1,602)	(572)

Net investment income (loss)	(120)	(1,625)	(1,193)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(477)	15,177	2,106
Realized gain distributions	2,213	20,790	11,065

Net realized gains (losses)	1,736	35,967	13,171

Net change in unrealized appreciation (depreciation)	(4,996)	(64,563)	(27,929)

Net realized and change in unrealized gains (losses)	(3,260)	(28,596)	(14,758)

Net increase (decrease) in net assets from operations	$(3,380)	$(30,221)	$(15,951)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED December 31, 2022

	P06	P07	W39
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$28,124	$25,435	$338
Expenses:
Mortality and expense risk charges	(5,471)	(13,202)	(472)
Administration, distribution charges and other	(1,524)	(4,195)	(138)

Net investment income (loss)	21,129	8,038	(272)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(12,625)	(54,445)	(8,332)
Realized gain distributions	—	—	6,679

Net realized gains (losses)	(12,625)	(54,445)	(1,653)

Net change in unrealized appreciation (depreciation)	(65,392)	(113,337)	(19,572)

Net realized and change in unrealized gains (losses)	(78,017)	(167,782)	(21,225)

Net increase (decrease) in net assets from operations	$(56,888)	$(159,744)	$(21,497)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED December 31, 2022

	W41	W42
	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—
Expenses:
Mortality and expense risk charges	(5,689)	(11,226)
Administration, distribution charges and other	(1,388)	(3,275)

Net investment income (loss)	(7,077)	(14,501)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(60,727)	(82,994)
Realized gain distributions	192,751	280,594

Net realized gains (losses)	132,024	197,600

Net change in unrealized appreciation (depreciation)	(330,843)	(557,439)

Net realized and change in unrealized gains (losses)	(198,819)	(359,839)

Net increase (decrease) in net assets from operations	$(205,896)	$(374,340)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED December 31, 2022 AND 2021

	A70 Sub-Account		A71 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(829)	$(1,029)	$(5,891)	$(11,354)
Net realized gains (losses)	5,155	7,911	181,856	35,624
Net change in unrealized appreciation (depreciation)	(20,902)	3,171	(234,175)	193,105

Increase (decrease) from operations	(16,576)	10,053	(58,210)	217,375

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	6,854	1,264
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(56,949)	(55,396)
Withdrawals, surrenders, annuitizations and contract charges	(1,742)	(2,007)	(85,127)	(46,030)

Net accumulation activity	(1,742)	(2,007)	(135,222)	(100,162)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,742)	(2,007)	(135,222)	(100,162)

Total increase (decrease) in net assets	(18,318)	8,046	(193,432)	117,213
Net assets at beginning of year	58,450	50,404	999,848	882,635

Net assets at end of year	$40,132	$58,450	$806,416	$999,848

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	AM2 Sub-Account		C49 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(816)	$(1,531)	$(9,494)	$(10,192)
Net realized gains (losses)	4,568	9,674	55,849	25,376
Net change in unrealized appreciation (depreciation)	(25,943)	(3,776)	(67,839)	102,817

Increase (decrease) from operations	(22,191)	4,367	(21,484)	118,001

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	225	1,430
Transfers between Sub-Accounts (including the Fixed Account), net	901	919	(22,756)	(13,965)
Withdrawals, surrenders, annuitizations and contract charges	(31,515)	(4,451)	(67,820)	(21,933)

Net accumulation activity	(30,614)	(3,532)	(90,351)	(34,468)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(30,614)	(3,532)	(90,351)	(34,468)

Total increase (decrease) in net assets	(52,805)	835	(111,835)	83,533
Net assets at beginning of year	75,459	74,624	592,239	508,706

Net assets at end of year	$22,654	$75,459	$480,404	$592,239

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	C75 Sub-Account		C76 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(10,450)	$(31,653)	$12,842	$30,856
Net realized gains (losses)	—	—	(7,499)	(5,355)
Net change in unrealized appreciation (depreciation)	—	—	(54,852)	(15,754)

Increase (decrease) from operations	(10,450)	(31,653)	(49,509)	9,747

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	19,092	16,762	5,851	103
Transfers between Sub-Accounts (including the Fixed Account), net	39,969	54,294	(11,311)	3,972
Withdrawals, surrenders, annuitizations and contract charges	(158,208)	(169,432)	(35,258)	(25,744)

Net accumulation activity	(99,147)	(98,376)	(40,718)	(21,669)

Annuitization Activity:
Adjustments to annuity reserves	—	—	(9,294)	(557)

Net annuitization activity	—	—	(9,294)	(557)

Net increase (decrease) from contract owner transactions	(99,147)	(98,376)	(50,012)	(22,226)

Total increase (decrease) in net assets	(109,597)	(130,029)	(99,521)	(12,479)
Net assets at beginning of year	1,710,639	1,840,668	437,983	450,462

Net assets at end of year	$1,601,042	$1,710,639	$338,462	$437,983

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	C60 Sub-Account		C66 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(6,353)	$(8,754)	$(3,953)	$(4,988)
Net realized gains (losses)	61,819	34,244	36,275	48,694
Net change in unrealized appreciation (depreciation)	(224,474)	88,574	(64,420)	31,739

Increase (decrease) from operations	(169,008)	114,064	(32,098)	75,445

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	343	3,896	—	1,818
Transfers between Sub-Accounts (including the Fixed Account), net	7,235	(6,135)	(16,618)	(24,585)
Withdrawals, surrenders, annuitizations and contract charges	(84,042)	(28,121)	(37,440)	(49,640)

Net accumulation activity	(76,464)	(30,360)	(54,058)	(72,407)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(76,464)	(30,360)	(54,058)	(72,407)

Total increase (decrease) in net assets	(245,472)	83,704	(86,156)	3,038
Net assets at beginning of year	527,405	443,701	275,181	272,143

Net assets at end of year	$281,933	$527,405	$189,025	$275,181

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	C68 Sub-Account		C73 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(4,416)	$(4,821)	$3,599	$19,174
Net realized gains (losses)	15,314	10,421	3,638	(4,331)
Net change in unrealized appreciation (depreciation)	(75,784)	64,528	(75,158)	(16,000)

Increase (decrease) from operations	(64,886)	70,128	(67,921)	(1,157)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	3,500	5,124	—
Transfers between Sub-Accounts (including the Fixed Account), net	(21)	4	542	531
Withdrawals, surrenders, annuitizations and contract charges	(17,363)	(9,438)	(63,353)	(48,248)

Net accumulation activity	(17,384)	(5,934)	(57,687)	(47,717)

Annuitization Activity:
Adjustments to annuity reserves	—	—	(8,583)	(739)

Net annuitization activity	—	—	(8,583)	(739)

Net increase (decrease) from contract owner transactions	(17,384)	(5,934)	(66,270)	(48,456)

Total increase (decrease) in net assets	(82,270)	64,194	(134,191)	(49,613)
Net assets at beginning of year	331,107	266,913	552,576	602,189

Net assets at end of year	$248,837	$331,107	$418,385	$552,576

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	C69 Sub-Account		C70 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$596	$375	$711	$107
Net realized gains (losses)	(1,773)	5,415	(12,939)	8,721
Net change in unrealized appreciation (depreciation)	(25,249)	(9,798)	(54,436)	(22,926)

Increase (decrease) from operations	(26,426)	(4,008)	(66,664)	(14,098)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	6,703	—
Transfers between Sub-Accounts (including the Fixed Account), net	(436)	16,645	(20,448)	25,898
Withdrawals, surrenders, annuitizations and contract charges	(839)	(49,429)	(53,817)	(24,253)

Net accumulation activity	(1,275)	(32,784)	(67,562)	1,645

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,275)	(32,784)	(67,562)	1,645

Total increase (decrease) in net assets	(27,701)	(36,792)	(134,226)	(12,453)
Net assets at beginning of year	167,888	204,680	465,711	478,164

Net assets at end of year	$140,187	$167,888	$331,485	$465,711

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	F97 Sub-Account		T20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(366)	$(454)	$6,476	$36
Net realized gains (losses)	5,651	17,730	(13,373)	(132)
Net change in unrealized appreciation (depreciation)	(16,061)	10,783	(41,333)	16,264

Increase (decrease) from operations	(10,776)	28,059	(48,230)	16,168

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	952	9,774	—
Transfers between Sub-Accounts (including the Fixed Account), net	(850)	(1,098)	(23,152)	56
Withdrawals, surrenders, annuitizations and contract charges	(2,219)	(4,579)	(55,148)	(38,777)

Net accumulation activity	(3,069)	(4,725)	(68,526)	(38,721)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(3,069)	(4,725)	(68,526)	(38,721)

Total increase (decrease) in net assets	(13,845)	23,334	(116,756)	(22,553)
Net assets at beginning of year	151,403	128,069	592,101	614,654

Net assets at end of year	$137,558	$151,403	$475,345	$592,101

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	F51 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,377	$722	$160	$2,578
Net realized gains (losses)	45,422	8,606	22,335	743
Net change in unrealized appreciation (depreciation)	(58,646)	17,201	(43,249)	31,507

Increase (decrease) from operations	(11,847)	26,529	(20,754)	34,828

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	226	247
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(11,994)	(10,802)	(10,541)	(12,625)

Net accumulation activity	(11,994)	(10,803)	(10,315)	(12,378)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(11,994)	(10,803)	(10,315)	(12,378)

Total increase (decrease) in net assets	(23,841)	15,726	(31,069)	22,450
Net assets at beginning of year	135,813	120,087	229,342	206,892

Net assets at end of year	$111,972	$135,813	$198,273	$229,342

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	V52 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(2,567)	$(3,257)	$(11)	$(25)
Net realized gains (losses)	36,445	21,529	224	233
Net change in unrealized appreciation (depreciation)	(87,276)	(4,172)	(818)	(93)

Increase (decrease) from operations	(53,398)	14,100	(605)	115

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	—	—
Withdrawals, surrenders, annuitizations and contract charges	(361)	(399)	(167)	(184)

Net accumulation activity	(361)	(399)	(167)	(184)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(361)	(399)	(167)	(184)

Total increase (decrease) in net assets	(53,759)	13,701	(772)	(69)
Net assets at beginning of year	163,684	149,983	3,040	3,109

Net assets at end of year	$109,925	$163,684	$2,268	$3,040

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	M80 Sub-Account		M10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(12,562)	$(15,958)	$(1,397)	$(1,614)
Net realized gains (losses)	130,545	192,302	15,154	8,804
Net change in unrealized appreciation (depreciation)	(426,577)	(500)	(32,896)	14,868

Increase (decrease) from operations	(308,594)	175,844	(19,139)	22,058

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	8,268	6,675	—	1,221
Transfers between Sub-Accounts (including the Fixed Account), net	51,323	(38,351)	—	(1)
Withdrawals, surrenders, annuitizations and contract charges	(59,513)	(50,604)	(9,626)	(11,996)

Net accumulation activity	78	(82,280)	(9,626)	(10,776)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	78	(82,280)	(9,626)	(10,776)

Total increase (decrease) in net assets	(308,516)	93,564	(28,765)	11,282
Net assets at beginning of year	947,817	854,253	108,095	96,813

Net assets at end of year	$639,301	$947,817	$79,330	$108,095

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	MB3 Sub-Account		M42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(3,953)	$(4,361)	$(120)	$(184)
Net realized gains (losses)	29,677	34,584	1,736	2,094
Net change in unrealized appreciation (depreciation)	(76,198)	16,759	(4,996)	(1,916)

Increase (decrease) from operations	(50,474)	46,982	(3,380)	(6)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	398	(1,771)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(5,946)	(7,681)	(1,652)	(14)

Net accumulation activity	(5,548)	(9,452)	(1,652)	(14)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(5,548)	(9,452)	(1,652)	(14)

Total increase (decrease) in net assets	(56,022)	37,530	(5,032)	(20)
Net assets at beginning of year	243,295	205,765	10,698	10,718

Net assets at end of year	$187,273	$243,295	$5,666	$10,698

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	M83 Sub-Account		MG3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(1,625)	$(2,134)	$(1,193)	$(1,499)
Net realized gains (losses)	35,967	20,051	13,171	2,243
Net change in unrealized appreciation (depreciation)	(64,563)	63,687	(27,929)	33,779

Increase (decrease) from operations	(30,221)	81,604	(15,951)	34,523

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,701	—	12,241	—
Transfers between Sub-Accounts (including the Fixed Account), net	(29,965)	(23,563)	349	(4)
Withdrawals, surrenders, annuitizations and contract charges	(24,152)	(17,019)	(32,173)	(4,386)

Net accumulation activity	(50,416)	(40,582)	(19,583)	(4,390)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(50,416)	(40,582)	(19,583)	(4,390)

Total increase (decrease) in net assets	(80,637)	41,022	(35,534)	30,133
Net assets at beginning of year	408,763	367,741	152,113	121,980

Net assets at end of year	$328,126	$408,763	$116,579	$152,113

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$21,129	$11,025	$8,038	$88
Net realized gains (losses)	(12,625)	1,206	(54,445)	53,561
Net change in unrealized appreciation (depreciation)	(65,392)	491	(113,337)	(92,934)

Increase (decrease) from operations	(56,888)	12,722	(159,744)	(39,285)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	11,466	184	23,498	326
Transfers between Sub-Accounts (including the Fixed Account), net	20,624	398	(50,500)	49,397
Withdrawals, surrenders, annuitizations and contract charges	(37,393)	(7,060)	(116,880)	(77,871)

Net accumulation activity	(5,303)	(6,478)	(143,882)	(28,148)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(5,303)	(6,478)	(143,882)	(28,148)

Total increase (decrease) in net assets	(62,191)	6,244	(303,626)	(67,433)
Net assets at beginning of year	344,070	337,826	1,248,101	1,315,534

Net assets at end of year	$281,879	$344,070	$944,475	$1,248,101

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	W39 Sub-Account		W41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(272)	$(828)	$(7,077)	$(10,640)
Net realized gains (losses)	(1,653)	1,446	132,024	63,810
Net change in unrealized appreciation (depreciation)	(19,572)	8,712	(330,843)	(27,827)

Increase (decrease) from operations	(21,497)	9,330	(205,896)	25,343

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	8,571	5,073
Transfers between Sub-Accounts (including the Fixed Account), net	1,201	(386)	12,184	7,140
Withdrawals, surrenders, annuitizations and contract charges	(23,183)	(3,195)	(40,375)	(60,148)

Net accumulation activity	(21,982)	(3,581)	(19,620)	(47,935)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(21,982)	(3,581)	(19,620)	(47,935)

Total increase (decrease) in net assets	(43,479)	5,749	(225,516)	(22,592)
Net assets at beginning of year	62,613	56,864	575,440	598,032

Net assets at end of year	$19,134	$62,613	$349,924	$575,440

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED December 31, 2022 AND 2021

	W42 Sub-Account
	December 31,	December 31,
	2022	2021
Operations:
Net investment income (loss)	$(14,501)	$(11,697)
Net realized gains (losses)	197,600	37,825
Net change in unrealized appreciation (depreciation)	(557,439)	51,682

Increase (decrease) from operations	(374,340)	77,810

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	13,475	—
Transfers between Sub-Accounts (including the Fixed Account), net	102,703	5,994
Withdrawals, surrenders, annuitizations and contract charges	(80,924)	(100,699)

Net accumulation activity	35,254	(94,705)

Annuitization Activity:
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	35,254	(94,705)

Total increase (decrease) in net assets	(339,086)	(16,895)
Net assets at beginning of year	1,086,098	1,102,993

Net assets at end of year	$747,012	$1,086,098

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Columbia All-Star contracts, Columbia All-Star Extra contracts, Columbia All-Star Freedom contracts, Columbia All-Star Traditions contracts, and certain other fixed and variable annuity contracts (“the Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
AC1	Invesco V.I. International Growth Fund II	April 29, 2022
A70	AB VPS Global Thematic Growth Portfolio (Class B)	May 1, 2022
AM2	AB VPS International Growth Portfolio (Class B)	May 1, 2022
W42	Wanger USA	May 1, 2022

The close date related to Sub-Accounts held by the contract owners of the Variable Account (if closed within the past five years), is as follows:

Closed Sub-Account	New Sub-Account	Effective Date
C55	C75	April 24, 2020

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

Rydex VT NASDAQ-100 Fund Sub-Account (R03) is active at December 31, 2022 but has had zero balance for more than five years and therefore is not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 10.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2022. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2022, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2022, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2022. There were no transfers between levels during the year ended December 31, 2022.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statements of Operations. At December 31, 2022, the deductions are at an effective annual rate based on the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Columbia All-Star	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Columbia All-Star Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—%	—%
Columbia All-Star Traditions	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Columbia All-Star Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star Traditions and Columbia All-Star Extra contracts and an effective annual rate of 0.20% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star and Columbia All-Star Freedom contracts. These charges are reflected in the Statements of Operations.

As reimbursement for administrative expenses attributable to Columbia All-Star, Columbia All-Star Freedom, Columbia All-Star Traditions, and Columbia All-Star Extra contracts, which exceed the charges received from the account administration fee (‘‘Account Fee’’) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statements of Operations.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges

A quarterly charge of 0.125% (“Benefit Fee”) of the contract owner’s account value is deducted from the value of the contract on the last day of the account quarter. Account quarters are defined as three-month periods, with the first account quarter beginning on the date the contracts were issued, if a certain optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Variable Account’s financial statements.

Administration charges

Each year on the account anniversary date, an Account Fee equal to $50 is deducted from the contract owner’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The Account Fee is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments withdrawn. The surrender charge is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the Annuity 2000 Table or the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
A70	$4,643	$2,570
A71	184,675	183,115
AM2	4,791	32,330
C49	2,052	101,874
C75	371,067	480,745
C76	54,724	68,801
C60	8,257	91,061
C66	—	58,002
C68	—	21,789
C73	35,882	71,385
C69	17,528	18,201
C70	81,283	148,118
F97	7,275	5,852
T20	89,742	151,766
F51	61,886	14,294
F54	27,427	14,229
V52	35,988	2,922
AC1	301	213
M80	192,439	114,788
M10	11,745	11,355
MB3	27,893	9,891
M42	2,213	1,772
M83	43,243	74,477
MG3	24,977	34,682
P06	547,071	531,232
P07	590,931	726,729
W39	8,307	23,881
W41	214,628	48,557
W42	427,696	126,313

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	—	56	(56)
A71	1,053	5,300	(4,247)
AM2	43	1,500	(1,457)
C49	114	4,746	(4,632)
C75	40,675	51,532	(10,857)
C76	1,813	5,324	(3,511)
C60	286	3,037	(2,751)
C66	117	2,633	(2,516)
C68	1	602	(601)
C73	263	3,035	(2,772)
C69	1,437	1,610	(173)
C70	7,823	14,828	(7,005)
F97	—	118	(118)
T20	4,252	7,641	(3,389)
F51	—	374	(374)
F54	8	426	(418)
V52	—	13	(13)
AC1	—	7	(7)
M80	2,038	1,869	169
M10	—	308	(308)
MB3	20	264	(244)
M42	—	34	(34)
M83	717	2,738	(2,021)
MG3	432	1,120	(688)
P06	31,719	32,801	(1,082)
P07	36,940	44,641	(7,701)
W39	39	650	(611)
W41	672	1,239	(567)
W42	3,913	2,788	1,125

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	—	53	(53)
A71	190	3,408	(3,218)
AM2	32	151	(119)
C49	120	1,862	(1,742)
C75	9,094	20,059	(10,965)
C76	597	2,307	(1,710)
C60	149	946	(797)
C66	145	3,222	(3,077)
C68	123	276	(153)
C73	25	2,148	(2,123)
C69	1,499	4,400	(2,901)
C70	2,708	2,552	156
F97	36	217	(181)
T20	1,369	3,186	(1,817)
F51	—	329	(329)
F54	9	481	(472)
V52	—	12	(12)
AC1	—	7	(7)
M80	367	1,671	(1,304)
M10	36	371	(335)
MB3	—	405	(405)
M83	71	1,734	(1,663)
MG3	—	153	(153)
P06	42	433	(391)
P07	3,538	5,181	(1,643)
W39	4	75	(71)
W41	317	1,288	(971)
W42	517	2,326	(1,809)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2022	1,521	$35.0004	to	$17.5135	$40,132	—%	1.35%	to	2.05%	(28.15%)	to	(28.65%)
2021	1,577	48.7116	to	24.5471	58,450	—	1.35	to	2.05	20.92	to	20.07
2020	1,630	40.2835	to	20.4438	50,404	0.46	1.35	to	2.05	37.21	to	36.24
2019	1,284	29.3600	to	15.0060	28,163	0.16	1.35	to	2.05	28.03	to	27.13
2018	1,274	22.9313	to	11.8033	21,915	—	1.35	to	2.05	(11.20)	to	(11.83)
A71
2022	26,060	43.3846	to	30.9652	806,416	1.11	1.35	to	2.30	(5.70)	to	(6.60)
2021	30,307	46.0088	to	33.1533	999,848	0.63	1.35	to	2.30	26.12	to	24.92
2020	33,525	36.4810	to	26.5402	882,635	1.34	1.35	to	2.30	1.09	to	0.12
2019	36,913	36.0880	to	26.5073	954,183	0.98	1.35	to	2.30	21.95	to	20.79
2018	41,644	29.5932	to	21.7709	917,386	0.73	1.35	to	2.35	(7.12)	to	(8.06)
AM2
2022	956	26.0393	to	21.1105	22,654	—	1.70	to	2.05	(29.03)	to	(29.28)
2021	2,413	36.6901	to	29.8503	75,459	—	1.70	to	2.05	6.18	to	5.80
2020	2,532	34.5556	to	28.2130	74,624	1.14	1.70	to	2.05	27.40	to	26.95
2019	2,735	27.1238	to	22.2237	63,246	0.28	1.70	to	2.05	25.07	to	24.63
2018	2,895	21.6861	to	17.8311	53,554	0.41	1.70	to	2.05	(19.01)	to	(19.29)
C55[5]
2019	44,715	28.5845	to	22.2138	1,052,807	1.77	1.35	to	2.35	19.24	to	18.04
2018	49,413	23.9724	to	18.8182	988,106	1.25	1.35	to	2.35	(6.09)	to	(7.04)
C49
2022	23,467	21.5133	to	19.8028	480,404	—	1.35	to	2.05	(2.72)	to	(3.40)
2021	28,099	22.1140	to	20.4996	592,239	—	1.35	to	2.05	24.20	to	23.33
2020	29,841	17.8052	to	16.6224	508,706	—	1.35	to	2.05	(0.46)	to	(1.17)
2019	33,984	17.8879	to	16.8183	582,930	—	1.35	to	2.05	22.09	to	21.23
2018	34,568	14.6513	to	13.8730	488,130	—	1.35	to	2.05	(7.28)	to	(7.94)
C75
2022	180,634	9.2522	to	8.4298	1,601,042	1.15	1.35	to	2.30	(0.15)	to	(1.10)
2021	191,491	9.2660	to	8.5234	1,710,639	0.02	1.35	to	2.30	(1.33)	to	(2.27)
2020	202,456	9.3906	to	8.7210	1,840,668	0.24	1.35	to	2.30	(1.05)	to	(1.99)
2019	137,900	9.4900	to	8.8983	1,269,599	1.89	1.35	to	2.30	0.52	to	(0.43)
2018	147,489	9.4405	to	8.9110	1,305,406	1.48	1.35	to	2.35	0.14	to	(0.87)
C76
2022	29,903	11.8288	to	10.7775	338,462	5.25	1.35	to	2.30	(11.42)	to	(12.27)
2021	33,414	13.3545	to	12.2843	437,983	8.92	1.35	to	2.30	2.74	to	1.76
2020	35,124	12.9987	to	12.0719	450,462	4.65	1.35	to	2.30	4.25	to	3.25
2019	37,033	12.4690	to	11.6917	458,219	4.82	1.35	to	2.30	14.56	to	13.47
2018	41,786	10.8842	to	10.2738	441,908	4.65	1.35	to	2.35	(5.20)	to	(6.16)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C60
2022	10,219	$28.6699	to	$26.3904	$281,933	—%	1.35%	to	2.05%	(32.45%)	to	(32.93%)
2021	12,970	42.4454	to	39.3475	527,405	—	1.35	to	2.05	26.63	to	25.73
2020	13,767	33.5204	to	31.2941	443,701	—	1.35	to	2.05	32.60	to	31.66
2019	15,000	25.2800	to	23.7687	365,990	—	1.35	to	2.05	33.71	to	32.77
2018	15,739	18.9068	to	17.9025	288,482	—	1.35	to	2.05	(5.43)	to	(6.10)
C66
2022	8,340	23.7127	to	21.8271	189,025	—	1.35	to	2.05	(10.65)	to	(11.28)
2021	10,856	26.5402	to	24.6028	275,181	—	1.35	to	2.05	30.55	to	29.63
2020	13,933	20.3298	to	18.9792	272,143	—	1.35	to	2.05	6.03	to	5.28
2019	20,029	19.1736	to	18.0271	367,485	—	1.35	to	2.05	29.85	to	28.94
2018	21,087	14.7656	to	13.9811	299,475	—	1.35	to	2.05	(14.47)	to	(15.07)
C68
2022	9,013	28.3707	to	26.1151	248,837	—	1.35	to	2.05	(19.64)	to	(20.20)
2021	9,614	35.3028	to	32.7262	331,107	—	1.35	to	2.05	26.34	to	25.45
2020	9,767	27.9424	to	25.9575	266,913	—	1.35	to	2.10	16.16	to	15.28
2019	16,014	24.0561	to	22.5177	371,892	—	1.35	to	2.10	29.03	to	28.05
2018	18,382	18.6440	to	17.5844	332,308	—	1.35	to	2.10	(6.24)	to	(6.95)
C73
2022	21,522	20.7499	to	19.4125	418,385	2.64	1.55	to	1.85	(12.88)	to	(13.15)
2021	24,294	23.8183	to	22.3507	552,576	5.18	1.55	to	1.85	0.06	to	(0.25)
2020	26,417	23.8047	to	22.4059	602,189	3.36	1.55	to	1.85	4.97	to	4.65
2019	27,914	22.6775	to	21.4099	608,168	3.57	1.55	to	1.85	8.51	to	8.19
2018	29,902	20.8982	to	19.7900	595,686	3.23	1.55	to	1.85	(2.19)	to	(2.48)
C69
2022	15,267	9.1894	to	8.9738	140,187	2.00	1.65	to	1.85	(15.55)	to	(15.72)
2021	15,440	10.8813	to	10.6476	167,888	1.88	1.65	to	1.85	(2.58)	to	(2.78)
2020	18,341	11.1695	to	10.7389	204,680	2.64	1.65	to	2.05	3.36	to	2.94
2019	19,685	10.8068	to	10.4323	211,695	2.83	1.65	to	2.05	4.98	to	4.56
2018	20,483	10.2943	to	9.9777	208,979	2.85	1.65	to	2.05	0.17	to	(0.24)
C70
2022	37,651	9.2490	to	8.2658	331,485	1.81	1.35	to	2.30	(15.48)	to	(16.28)
2021	44,656	10.9424	to	9.8731	465,711	1.82	1.35	to	2.30	(2.53)	to	(3.46)
2020	44,500	11.2267	to	10.2270	478,164	2.38	1.35	to	2.30	3.43	to	2.45
2019	49,459	10.8540	to	9.9827	516,091	2.47	1.35	to	2.30	5.06	to	4.06
2018	55,957	10.3308	to	9.5553	520,797	2.57	1.35	to	2.35	0.22	to	(0.79)
F97
2022	5,440	27.1270	to	24.9301	137,558	1.73	1.65	to	2.05	(6.80)	to	(7.18)
2021	5,558	29.1064	to	26.8572	151,403	1.67	1.65	to	2.05	22.56	to	22.06
2020	5,739	23.7494	to	22.0026	128,069	1.65	1.65	to	2.05	4.68	to	4.26
2019	6,077	22.6866	to	21.1032	129,870	1.81	1.65	to	2.05	25.02	to	24.51
2018	6,607	18.1470	to	16.9486	113,516	2.07	1.65	to	2.05	(10.05)	to	(10.42)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2022	25,884	$20.1024	to	$16.1406	$475,345	3.01%	1.35%	to	2.30%	(8.85%)	to	(9.71%)
2021	29,273	22.0536	to	17.8773	592,101	1.82	1.35	to	2.30	2.76	to	1.78
2020	31,090	21.4621	to	17.5649	614,654	3.55	1.35	to	2.30	(2.49)	to	(3.42)
2019	33,094	22.0107	to	18.1876	674,344	1.69	1.35	to	2.30	11.01	to	9.96
2018	34,202	19.8270	to	16.4090	658,473	2.60	1.35	to	2.35	(16.59)	to	(17.43)
F51
2022	3,417	33.2480	to	31.9457	111,972	3.10	1.85	to	2.05	(8.52)	to	(8.71)
2021	3,791	36.3461	to	34.9925	135,813	2.49	1.85	to	2.05	22.93	to	22.69
2020	4,120	29.5655	to	28.2645	120,087	4.41	1.85	to	2.10	3.57	to	3.31
2019	5,157	28.5466	to	27.3596	141,539	2.26	1.85	to	2.10	23.34	to	23.03
2018	5,404	25.0628	to	22.2382	120,568	2.38	1.35	to	2.10	(5.87)	to	(6.59)
F54
2022	7,975	25.4329	to	23.4778	198,273	1.85	1.65	to	2.05	(8.95)	to	(9.32)
2021	8,393	27.9334	to	25.8901	229,342	2.90	1.65	to	2.05	17.21	to	16.74
2020	8,865	23.8323	to	21.9784	206,892	2.69	1.65	to	2.10	(6.61)	to	(7.04)
2019	13,081	25.5193	to	23.6419	323,259	1.86	1.65	to	2.10	20.56	to	20.01
2018	13,562	21.1680	to	19.7001	278,421	2.43	1.65	to	2.10	(10.57)	to	(10.98)
V52
2022	4,783	23.3775	to	22.8779	109,925	—	1.85	to	2.05	(32.56)	to	(32.70)
2021	4,796	34.6650	to	33.9922	163,684	—	1.85	to	2.05	9.59	to	9.37
2020	4,808	31.6318	to	31.0803	149,983	—	1.85	to	2.05	39.37	to	39.09
2019	1,297	22.6958	to	22.3450	29,329	—	1.85	to	2.05	33.91	to	33.64
2018	1,298	16.9485	to	16.7200	21,924	—	1.85	to	2.05	(5.67)	to	(5.86)
AC1
2022	101	22.4215			2,268	1.40	1.85			(20.01)
2021	108	28.0289			3,040	1.05	1.85			3.66
2020	115	27.0397			3,109	1.74	1.85			11.64
2019	246	24.2212	to	—	5,963	0.68	1.85	to	—	25.87	to	—
2018	678	19.9110	to	19.2425	13,042	1.61	1.65	to	1.85	(16.61)	to	(16.78)
M80
2022	13,920	63.2628	to	45.0834	639,301	—	1.35	to	2.30	(32.72)	to	(33.36)
2021	13,751	94.0330	to	67.6552	947,817	—	1.35	to	2.30	21.58	to	20.42
2020	15,055	77.3436	to	56.1821	854,253	—	1.35	to	2.30	29.76	to	28.52
2019	18,487	59.6048	to	43.7138	801,816	—	1.35	to	2.30	35.92	to	34.63
2018	21,109	43.8518	to	32.2110	709,852	—	1.35	to	2.35	1.02	to	0.01

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M10
2022	2,704	$29.9887	to	$28.7497	$79,330	0.38%	1.85%	to	2.05%	(18.22%)	to	(18.39%)
2021	3,012	38.1764	to	35.2264	108,095	0.41	1.65	to	2.05	24.43	to	23.93
2020	3,347	29.5315	to	28.4251	96,813	0.42	1.85	to	2.05	11.50	to	11.27
2019	3,727	26.4859	to	25.5450	96,745	0.48	1.85	to	2.05	28.83	to	28.57
2018	4,061	26.0851	to	19.8688	81,865	0.44	1.70	to	2.05	(7.32)	to	(7.64)
MB3
2022	9,428	20.3582	to	19.6500	187,273	—	1.65	to	2.10	(20.77)	to	(21.13)
2021	9,672	25.6953	to	24.9143	243,295	0.03	1.65	to	2.10	23.59	to	23.03
2020	10,077	20.7905	to	20.2505	205,765	0.24	1.65	to	2.10	20.18	to	19.64
2019	5,624	17.2991	to	16.9267	96,199	0.35	1.65	to	2.10	37.29	to	36.67
2018	5,896	12.6005	to	12.3855	73,634	0.26	1.65	to	2.10	(1.09)	to	(1.54)
M42
2022	131	49.3912	to	43.2555	5,666	—	1.35	to	1.70	(30.94)	to	(31.18)
2021	165	71.5161	to	62.8541	10,698	—	1.35	to	1.70	0.20	to	(0.15)
2020	166	71.3701	to	62.9485	10,718	—	1.35	to	1.70	43.62	to	43.11
2019	166	49.6937	to	43.9857	7,501	—	1.35	to	1.70	39.37	to	38.88
2018	166	35.6552	to	31.6717	5,408	—	1.35	to	1.70	(3.05)	to	(3.39)
M83
2022	13,432	25.7014	to	23.3194	328,126	1.38	1.35	to	2.30	(7.17)	to	(8.05)
2021	15,453	27.6872	to	25.3621	408,763	1.31	1.35	to	2.30	23.76	to	22.59
2020	17,116	22.3709	to	20.6892	367,741	1.65	1.35	to	2.30	2.08	to	1.10
2019	14,340	21.9157	to	20.4636	304,676	2.08	1.35	to	2.30	28.05	to	26.83
2018	16,868	17.1144	to	16.0837	291,631	1.52	1.35	to	2.35	(11.30)	to	(12.20)
MG3
2022	4,212	29.9781	to	26.9844	116,579	0.98	1.35	to	2.05	(10.01)	to	(10.64)
2021	4,900	33.3134	to	30.1989	152,113	0.79	1.35	to	2.05	29.22	to	28.32
2020	5,053	25.7794	to	23.3809	121,980	1.19	1.35	to	2.10	2.47	to	1.69
2019	7,201	25.1590	to	22.9924	169,614	1.30	1.35	to	2.10	29.35	to	28.38
2018	7,560	19.4497	to	17.9100	138,362	0.88	1.35	to	2.10	(12.65)	to	(13.31)
P06
2022	18,949	15.8732	to	12.8176	281,879	6.67	1.35	to	2.30	(13.09)	to	(13.92)
2021	20,031	18.2648	to	17.0934	344,070	4.94	1.35	to	1.70	4.19	to	3.82
2020	20,422	17.5309	to	16.0260	337,826	1.43	1.35	to	1.85	10.21	to	9.65
2019	21,509	15.9068	to	14.4918	323,815	1.66	1.35	to	1.90	6.99	to	6.39
2018	21,811	14.8682	to	13.6213	307,863	2.47	1.35	to	1.90	(3.53)	to	(4.07)
P07
2022	67,800	15.2475	to	12.5241	944,475	2.59	1.35	to	2.30	(15.46)	to	(16.26)
2021	75,501	18.0359	to	14.9566	1,248,101	1.82	1.35	to	2.30	(2.60)	to	(3.52)
2020	77,144	18.5167	to	15.5030	1,315,534	2.13	1.35	to	2.30	7.19	to	6.17
2019	80,973	17.2740	to	14.6019	1,298,490	3.01	1.35	to	2.30	6.91	to	5.89
2018	89,193	16.1573	to	13.6794	1,278,092	2.54	1.35	to	2.35	(1.88)	to	(2.87)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W39
2022	526	$40.2454	to	$31.8446	$19,134	1.04%	1.55%	to	2.05%	(34.87%)	to	(35.20%)
2021	1,137	61.7904	to	49.1394	62,613	0.55	1.55	to	2.05	16.97	to	16.39
2020	1,208	52.8245	to	42.2214	56,864	2.04	1.55	to	2.05	12.59	to	12.02
2019	1,265	46.9170	to	37.6897	52,845	0.83	1.55	to	2.05	27.98	to	27.34
2018	1,507	36.6589	to	29.5979	49,186	1.67	1.55	to	2.05	(18.98)	to	(19.39)
W41
2022	11,390	39.1771	to	28.2101	349,924	—	1.35	to	2.05	(35.71)	to	(36.16)
2021	11,957	60.9372	to	44.1900	575,440	—	1.35	to	2.05	4.41	to	3.67
2020	12,928	58.3657	to	45.1893	598,032	0.74	1.35	to	2.10	24.94	to	24.00
2019	14,764	46.7136	to	36.4436	545,635	0.07	1.35	to	2.10	27.56	to	26.60
2018	15,830	36.6210	to	28.7872	463,407	0.16	1.35	to	2.10	(13.60)	to	(14.26)
W42
2022	21,582	47.9061	to	33.5704	747,012	—	1.35	to	2.30	(34.36)	to	(34.98)
2021	20,457	72.9816	to	51.6337	1,086,098	0.74	1.35	to	2.30	7.43	to	6.41
2020	22,266	67.9322	to	48.5234	1,102,993	—	1.35	to	2.30	22.55	to	21.38
2019	26,902	55.4314	to	39.9756	1,095,224	0.26	1.35	to	2.30	29.34	to	28.11
2018	29,550	42.8581	to	30.9566	982,375	0.09	1.35	to	2.35	(2.80)	to	(3.78)

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Columbia Variable Portfolio—Asset Allocation Fund Class 2 Sub-Account (C55) merged into Sub-Account C75 on April 24, 2020.

Delaware Life

Variable Account F - Futurity

Financial Statements as of and for the Year Ended December 31, 2022 and Report of Independent Auditors

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2022

Page(s)
Report of Independent Auditors	1-3
Financial Statements
Statements of Assets and Liabilities	4-6
Statements of Operations	7-26
Statements of Changes in Net Assets	27-55
Notes to the Financial Statements	56-75

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F—Futurity:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life Variable Account F - Futurity (the Sub-Accounts), as of December 31, 2022, the related statements of operations and changes in net assets for the period indicated in the Appendix, and the related notes including the financial highlights in Note 10 for each of the years or periods in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2022, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 26, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)(2)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)(3)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)

Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53) (1)

ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)

Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520) (1)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. Core Equity Fund II Sub-Account (AC3) (1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) (1)(4)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) (1)(5)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)

JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43) (1)

JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Rydex VT NASDAQ-100 Fund Sub-Account (R03) (1)

Rydex VT Nova Fund Sub-Account (R02) (1)

(1)

Statements of assets and liabilities as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

(2)	Formerly, American Funds IS Global Balanced—Class 4 Sub-Account (A70)
(3)	Formerly, AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AM2)
(4)	Formerly, Invesco V.I. International Growth Fund I Sub-Account (A21)
(5)	Formerly, Invesco V.I. International Growth Fund II Sub-Account (AC1)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) ¹	16,148	$441,307	$461,670	$2,275	$463,945	$21	$463,924
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	268,849	7,652,001	7,624,561	—	7,624,561	351	7,624,210
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	41,647	838,246	667,184	—	667,184	29	667,155
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	130,582	1,680,345	884,039	4,244	888,283	36	888,247
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	173,928	3,500,640	4,019,467	1,205	4,020,672	161	4,020,511
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	86,978	2,112,216	1,234,217	979	1,235,196	50	1,235,146
ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53)	30,152	559,715	638,623	5,434	644,057	24	644,033
ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13)	12,287	245,604	247,582	—	247,582	9	247,573
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	370,318	14,096,255	13,531,426	6,487	13,537,913	574	13,537,339
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	177,190	13,774,575	12,273,972	—	12,273,972	4,003	12,269,969
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	69,316	1,494,186	1,486,133	—	1,486,133	62	1,486,071
First Eagle Overseas Variable Fund Sub-Account (FE3)	1,081,055	27,149,399	24,010,230	—	24,010,230	22,571	23,987,659
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	88,561	1,229,626	1,077,793	230	1,078,023	45	1,077,978
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	54,608	656,840	559,190	—	559,190	23	559,167
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	252,242	2,397,308	2,103,701	—	2,103,701	271	2,103,430
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	122,695	1,550,459	1,276,031	2,458	1,278,489	53	1,278,436
Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520)	212,290	2,730,107	1,953,065	3,204	1,956,269	85	1,956,184
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	169,431	1,410,701	1,297,838	2,736	1,300,574	52	1,300,522
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	219,503	3,960,378	3,485,702	8,712	3,494,414	137	3,494,277
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	10,034	774,576	557,000	7,382	564,383	23	564,359
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	214,828	12,538,048	9,203,235	—	9,203,235	13,958	9,189,277
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	2,339	124,598	90,886	—	90,886	5,908	84,978
Invesco V.I. Core Equity Fund I Sub-Account (A39)	250,602	7,684,205	6,152,270	5,727	6,157,997	244	6,157,753
Invesco V.I. Core Equity Fund II Sub-Account (AC3)	2,526	78,743	61,646	—	61,646	3	61,643
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) ¹	156,762	5,498,041	4,536,688	1,598	4,538,286	185	4,538,101
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) ¹	4,560	137,977	129,588	—	129,588	6	129,582
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	60,231	1,083,660	907,075	6,639	913,714	37	913,677
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43)	65,602	1,360,033	1,178,208	6,571	1,184,779	49	1,184,730
JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32)	86,293	2,812,325	2,725,990	16,410	2,742,400	112	2,742,288
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	11,152,593	11,152,593	11,152,593	1,685	11,154,278	464	11,153,814
MFS VIT Total Return Series Initial Class Sub-Account (M07)	417,413	10,038,805	9,387,614	—	9,387,614	31,469	9,356,145
MFS VIT Total Return Series Service Class Sub-Account (M35)	378,439	8,873,186	8,306,740	—	8,306,740	469	8,306,271
MFS VIT I Growth Series Initial Class Sub-Account (M31)	291,898	15,979,430	14,016,957	—	14,016,957	9,573	14,007,384
MFS VIT I Growth Series Service Class Sub-Account (M80)	56,414	2,836,053	2,523,975	—	2,523,975	108	2,523,867
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	2,013,392	19,560,129	14,415,885	—	14,415,885	5,994	14,409,891
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	624,422	10,917,615	7,062,211	4,204	7,066,415	283	7,066,132
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	777,095	11,020,229	6,869,517	—	6,869,517	9,973	6,859,544
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	518,846	6,862,332	5,842,207	5,027	5,847,234	239	5,846,995
MFS VIT I Research Series Initial Class Sub-Account (M33)	392,481	11,210,142	10,887,431	84	10,887,515	455	10,887,060
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	195,742	6,112,442	7,109,338	11,741	7,121,079	281	7,120,798
MFS VIT I Utilities Series Service Class Sub-Account (M40)	49,714	1,566,327	1,768,328	—	1,768,328	79	1,768,249
MFS VIT I Value Series Initial Class Sub-Account (M83)	1,596,454	31,465,178	34,403,589	—	34,403,589	17,359	34,386,230
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	85,429	4,459,005	4,056,170	—	4,056,170	162	4,056,008
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	52,279	2,537,606	2,447,696	—	2,447,696	104	2,447,592
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	371,131	4,712,938	3,933,992	—	3,933,992	213	3,933,779
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	213,618	2,689,519	2,253,666	—	2,253,666	95	2,253,571
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	2,769,629	15,335,229	13,072,649	2,223	13,074,872	542	13,074,330
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	547,511	3,030,714	2,545,928	—	2,545,928	186	2,545,742
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	601,290	12,351,650	11,598,893	3,746	11,602,639	457	11,602,182
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	199,519	3,830,259	3,762,923	—	3,762,923	254	3,762,669
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	1,441,627	13,655,689	12,657,488	—	12,657,488	10,121	12,647,367
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	687,531	9,726,713	8,786,641	—	8,786,641	7,804	8,778,837
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	2,129,140	17,303,080	19,566,793	—	19,566,793	5,730	19,561,063
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	868,060	10,805,685	8,724,007	—	8,724,007	4,013	8,719,994
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	309,350	3,994,304	3,557,526	—	3,557,526	153	3,557,373
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	2,109,980	22,780,029	18,947,618	78	18,947,696	800	18,946,896
Rydex VT NASDAQ-100 Fund Sub-Account (R03)	21,225	1,057,115	982,299	6,257	988,556	42	988,514
Rydex VT Nova Fund Sub-Account (R02)	3,551	378,206	421,659	6,801	428,460	18	428,442

[1]	This Sub-Account had a name change in 2022. Refer to Note 1 in the Variable Account,s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
A70	24,504	$445,666	$18,258	$463,924
A71	262,029	7,604,524	19,686	7,624,210
AM2	30,748	667,155	—	667,155
A19	24,303	865,698	22,549	888,247
A55	135,267	4,018,121	2,390	4,020,511
A51	51,581	1,234,109	1,037	1,235,146
C53	24,117	631,689	12,344	644,033
L13	6,385	247,573	—	247,573
F24	325,601	13,491,501	45,838	13,537,339
F99	359,509	12,049,139	220,830	12,269,969
F91	86,726	1,486,071	—	1,486,071
FE3	505,020	23,671,566	316,093	23,987,659
T20	53,330	1,075,709	2,269	1,077,978
F56	25,332	559,167	—	559,167
G30	81,081	2,091,888	11,542	2,103,430
521	37,013	1,258,195	20,241	1,278,436
520	67,372	1,939,159	17,025	1,956,184
G33	100,548	1,273,514	27,008	1,300,522
G31	115,809	3,439,454	54,823	3,494,277
O00	47,564	525,139	39,220	564,359
V15	366,288	9,106,618	82,659	9,189,277
V52	3,895	65,590	19,388	84,978
A39	298,250	6,132,960	24,793	6,157,753
AC3	1,988	61,643	—	61,643
A21	238,290	4,510,798	27,303	4,538,101
AC1	4,587	129,582	—	129,582
I76	42,724	878,168	35,509	913,677
J43	30,694	1,149,815	34,915	1,184,730
J32	55,124	2,661,442	80,846	2,742,288
MD8	1,229,413	11,003,555	150,259	11,153,814
M07	585,625	9,271,376	84,769	9,356,145
M35	537,506	8,297,275	8,996	8,306,271
M31	435,172	13,835,179	172,205	14,007,384

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M80	65,423	$2,523,867	$—	$2,523,867
MF1	495,184	14,205,558	204,333	14,409,891
M05	398,567	6,927,811	138,321	7,066,132
M42	399,820	6,808,236	51,308	6,859,544
M06	589,944	5,804,951	42,044	5,846,995
M33	407,403	10,863,900	23,160	10,887,060
M44	467,877	7,061,866	58,932	7,120,798
M40	120,722	1,768,249	—	1,768,249
M83	1,358,999	34,173,384	212,846	34,386,230
MB6	137,781	4,056,008	—	4,056,008
MB7	76,231	2,447,592	—	2,447,592
M96	259,910	3,922,421	11,358	3,933,779
MD2	181,135	2,253,571	—	2,253,571
MA6	703,624	12,851,355	222,975	13,074,330
MA3	120,013	2,539,435	6,307	2,545,742
MD6	416,179	11,519,750	82,432	11,602,182
MB3	109,411	3,754,657	8,012	3,762,669
MB8	299,203	12,391,078	256,289	12,647,367
MF6	231,683	8,673,468	105,369	8,778,837
MG3	670,583	19,331,963	229,100	19,561,063
PK8	314,513	8,621,303	98,691	8,719,994
P06	224,114	3,551,761	5,612	3,557,373
P07	1,229,688	18,821,294	125,602	18,946,896
R03	26,762	955,269	33,245	988,514
R02	13,163	392,309	36,133	428,442

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	A70 Sub-Account	A71 Sub-Account	AM2 Sub-Account
Income:
Dividend income	$—	$86,213	$—
Expenses:
Mortality and expense risk charges	(6,805)	(94,602)	(9,789)
Administration and distribution charges	(1,753)	(26,583)	(2,499)

Net investment income (loss)	(8,558)	(34,972)	(12,288)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,445)	105,735	(9,917)
Realized gain distributions	53,625	1,277,416	128,840

Net realized gains (losses)	49,180	1,383,151	118,923

Net change in unrealized appreciation (depreciation)	(250,126)	(1,853,252)	(421,048)

Net realized and change in unrealized gains (losses)	(200,946)	(470,101)	(302,125)

Net increase (decrease) from operations	$(209,504)	$(505,073)	$(314,413)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	A19 Sub-Account	A55 Sub-Account	A51 Sub-Account
Income:
Dividend income	$—	$61,581	$—
Expenses:
Mortality and expense risk charges	(12,630)	(51,959)	(17,814)
Administration and distribution charges	(3,325)	(11,812)	(3,642)

Net investment income (loss)	(15,955)	(2,190)	(21,456)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(63,222)	355,688	(32,794)
Realized gain distributions	500,426	269,137	223,399

Net realized gains (losses)	437,204	624,825	190,605

Net change in unrealized appreciation (depreciation)	(1,048,338)	(1,441,523)	(977,717)

Net realized and change in unrealized gains (losses)	(611,134)	(816,698)	(787,112)

Net increase (decrease) from operations	$(627,089)	$(818,888)	$(808,568)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	C53 Sub-Account	L13 Sub-Account	F24 Sub-Account
Income:
Dividend income	$9,338	$3,313	$39,512
Expenses:
Mortality and expense risk charges	(9,646)	(3,335)	(188,501)
Administration and distribution charges	(1,161)	(402)	(51,592)

Net investment income (loss)	(1,469)	(424)	(200,581)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	86,398	4,520	771,777
Realized gain distributions	58,213	9,513	757,659

Net realized gains (losses)	144,611	14,033	1,529,436

Net change in unrealized appreciation (depreciation)	(230,728)	(41,248)	(6,865,997)

Net realized and change in unrealized gains (losses)	(86,117)	(27,215)	(5,336,561)

Net increase (decrease) from operations	$(87,586)	$(27,639)	$(5,537,142)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F99 Sub-Account	F91 Sub-Account	FE3 Sub-Account
Income:
Dividend income	$48,106	$13,112	$539,976
Expenses:
Mortality and expense risk charges	(163,461)	(29,464)	(312,134)
Administration and distribution charges	(47,010)	(9,759)	(93,512)

Net investment income (loss)	(162,365)	(26,111)	134,330

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	371,623	747,283	(485,515)
Realized gain distributions	1,045,719	61,552	1,565,311

Net realized gains (losses)	1,417,342	808,835	1,079,796

Net change in unrealized appreciation (depreciation)	(5,587,766)	(2,095,648)	(4,039,040)

Net realized and change in unrealized gains (losses)	(4,170,424)	(1,286,813)	(2,959,244)

Net increase (decrease) from operations	$(4,332,789)	$(1,312,924)	$(2,824,914)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	T20 Sub-Account	F56 Sub-Account	G30 Sub-Account
Income:
Dividend income	$35,804	$965	$29,833
Expenses:
Mortality and expense risk charges	(13,769)	(7,030)	(27,013)
Administration and distribution charges	(3,859)	(1,942)	(4,361)

Net investment income (loss)	18,176	(8,007)	(1,541)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(35,907)	(20,694)	(16,877)
Realized gain distributions	—	—	212,152

Net realized gains (losses)	(35,907)	(20,694)	195,275

Net change in unrealized appreciation (depreciation)	(100,941)	(59,354)	(375,133)

Net realized and change in unrealized gains (losses)	(136,848)	(80,048)	(179,858)

Net increase (decrease) from operations	$(118,672)	$(88,055)	$(181,399)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	521 Sub-Account	520 Sub-Account	G33 Sub-Account
Income:
Dividend income	$4,311	$—	$43,626
Expenses:
Mortality and expense risk charges	(16,327)	(26,706)	(17,418)
Administration and distribution charges	(4,573)	(7,944)	(2,559)

Net investment income (loss)	(16,589)	(34,650)	23,649

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(7,271)	(9,805)	(22,447)
Realized gain distributions	14,455	377,078	—

Net realized gains (losses)	7,184	367,273	(22,447)

Net change in unrealized appreciation (depreciation)	(334,568)	(1,289,629)	(245,669)

Net realized and change in unrealized gains (losses)	(327,384)	(922,356)	(268,116)

Net increase (decrease) from operations	$(343,973)	$(957,006)	$(244,467)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	G31 Sub-Account	O00 Sub-Account	V15 Sub-Account
Income:
Dividend income	$31,150	$—	$—
Expenses:
Mortality and expense risk charges	(46,817)	(7,256)	(130,368)
Administration and distribution charges	(9,024)	(1,832)	(25,992)

Net investment income (loss)	(24,691)	(9,088)	(156,360)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	24,063	(46)	321,611
Realized gain distributions	19,829	169,426	2,818,317

Net realized gains (losses)	43,892	169,380	3,139,928

Net change in unrealized appreciation (depreciation)	(983,790)	(417,118)	(7,507,827)

Net realized and change in unrealized gains (losses)	(939,898)	(247,738)	(4,367,899)

Net increase (decrease) from operations	$(964,589)	$(256,826)	$(4,524,259)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	V52 Sub-Account	A39 Sub-Account	AC3 Sub-Account
Income:
Dividend income	$—	$61,640	$419
Expenses:
Mortality and expense risk charges	(1,582)	(80,085)	(783)
Administration and distribution charges	(508)	(18,711)	(201)

Net investment income (loss)	(2,090)	(37,156)	(565)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,647	(56,413)	(142)
Realized gain distributions	31,408	1,047,555	10,529

Net realized gains (losses)	34,055	991,142	10,387

Net change in unrealized appreciation (depreciation)	(78,823)	(2,757,371)	(26,707)

Net realized and change in unrealized gains (losses)	(44,768)	(1,766,229)	(16,320)

Net increase (decrease) from operations	$(46,858)	$(1,803,385)	$(16,885)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	A21 Sub-Account	AC1 Sub-Account	I76 Sub-Account
Income:
Dividend income	$85,328	$1,921	$—
Expenses:
Mortality and expense risk charges	(62,437)	(1,890)	(11,875)
Administration and distribution charges	(13,689)	(466)	(2,775)

Net investment income (loss)	9,202	(435)	(14,650)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	69,285	118	(5,511)
Realized gain distributions	544,284	15,025	177,793

Net realized gains (losses)	613,569	15,143	172,282

Net change in unrealized appreciation (depreciation)	(1,881,314)	(51,836)	(414,599)

Net realized and change in unrealized gains (losses)	(1,267,745)	(36,693)	(242,317)

Net increase (decrease) from operations	$(1,258,543)	$(37,128)	$(256,967)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	J43	J32	MD8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,783	$15,784	$130,650
Expenses:
Mortality and expense risk charges	(15,945)	(37,432)	(139,372)
Administration and distribution charges	(3,755)	(7,830)	(34,803)

Net investment income (loss)	(13,917)	(29,478)	(43,525)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,044)	185,762	—
Realized gain distributions	268,639	436,833	—

Net realized gains (losses)	264,595	622,595	—

Net change in unrealized appreciation (depreciation)	(568,984)	(1,303,786)	—

Net realized and change in unrealized gains (losses)	(304,389)	(681,191)	—

Net increase (decrease) from operations	$(318,306)	$(710,669)	$(43,525)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M07	M35	M31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$165,987	$132,055	$—
Expenses:
Mortality and expense risk charges	(115,938)	(109,522)	(201,431)
Administration and distribution charges	(28,598)	(34,640)	(40,883)

Net investment income (loss)	21,451	(12,107)	(242,314)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	148,915	33,121	1,126,344
Realized gain distributions	830,216	785,353	1,873,979

Net realized gains (losses)	979,131	818,474	3,000,323

Net change in unrealized appreciation (depreciation)	(2,228,263)	(1,974,396)	(9,958,147)

Net realized and change in unrealized gains (losses)	(1,249,132)	(1,155,922)	(6,957,824)

Net increase (decrease) from operations	$(1,227,681)	$(1,168,029)	$(7,200,138)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M80	MF1	M05
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(35,469)	(193,265)	(89,689)
Administration and distribution charges	(10,811)	(54,857)	(24,289)

Net investment income (loss)	(46,280)	(248,122)	(113,978)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	74,109	(230,931)	(261,168)
Realized gain distributions	365,971	2,347,992	2,396,990

Net realized gains (losses)	440,080	2,117,061	2,135,822

Net change in unrealized appreciation (depreciation)	(1,694,775)	(8,377,066)	(5,196,402)

Net realized and change in unrealized gains (losses)	(1,254,695)	(6,260,005)	(3,060,580)

Net increase (decrease) from operations	$(1,300,975)	$(6,508,127)	$(3,174,558)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M42	M06	M33
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$182,741	$57,227
Expenses:
Mortality and expense risk charges	(88,350)	(81,529)	(135,933)
Administration and distribution charges	(30,066)	(22,261)	(47,269)

Net investment income (loss)	(118,416)	78,951	(125,975)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(703,792)	(214,489)	384,311
Realized gain distributions	2,820,424	77,013	1,493,589

Net realized gains (losses)	2,116,632	(137,476)	1,877,900

Net change in unrealized appreciation (depreciation)	(5,041,695)	(1,158,989)	(4,395,975)

Net realized and change in unrealized gains (losses)	(2,925,063)	(1,296,465)	(2,518,075)

Net increase (decrease) from operations	$(3,043,479)	$(1,217,514)	$(2,644,050)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$178,457	$41,657	$502,381
Expenses:
Mortality and expense risk charges	(90,069)	(22,611)	(427,226)
Administration and distribution charges	(18,294)	(7,654)	(125,361)

Net investment income (loss)	70,094	11,392	(50,206)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	188,227	55,110	1,327,736
Realized gain distributions	282,861	73,243	2,141,152

Net realized gains (losses)	471,088	128,353	3,468,888

Net change in unrealized appreciation (depreciation)	(632,337)	(168,380)	(6,577,261)

Net realized and change in unrealized gains (losses)	(161,249)	(40,027)	(3,108,373)

Net increase (decrease) from operations	$(91,155)	$(28,635)	$(3,158,579)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MB6	MB7	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$50,150	$22,845	$89,361
Expenses:
Mortality and expense risk charges	(54,343)	(30,433)	(52,542)
Administration and distribution charges	(12,295)	(10,723)	(11,902)

Net investment income (loss)	(16,488)	(18,311)	24,917

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	192,279	29,398	(120,656)
Realized gain distributions	753,407	455,045	—

Net realized gains (losses)	945,686	484,443	(120,656)

Net change in unrealized appreciation (depreciation)	(1,850,373)	(998,381)	(579,278)

Net realized and change in unrealized gains (losses)	(904,687)	(513,938)	(699,934)

Net increase (decrease) from operations	$(921,175)	$(532,249)	$(675,017)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$43,064	$786,473	$151,703
Expenses:
Mortality and expense risk charges	(28,324)	(175,260)	(34,916)
Administration and distribution charges	(9,524)	(49,430)	(11,599)

Net investment income (loss)	5,216	561,783	105,188

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(36,882)	(552,578)	(100,663)
Realized gain distributions	—	—	—

Net realized gains (losses)	(36,882)	(552,578)	(100,663)

Net change in unrealized appreciation (depreciation)	(345,155)	(2,047,861)	(416,034)

Net realized and change in unrealized gains (losses)	(382,037)	(2,600,439)	(516,697)

Net increase (decrease) from operations	$(376,821)	$(2,038,656)	$(411,509)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MD6	MB3	MB8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$12,961	$—	$106,186
Expenses:
Mortality and expense risk charges	(142,314)	(47,578)	(165,434)
Administration and distribution charges	(36,294)	(17,352)	(47,441)

Net investment income (loss)	(165,647)	(64,930)	(106,689)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	517,355	90,328	(176,977)
Realized gain distributions	1,678,472	574,215	3,163,113

Net realized gains (losses)	2,195,827	664,543	2,986,136

Net change in unrealized appreciation (depreciation)	(5,072,422)	(1,644,058)	(6,012,243)

Net realized and change in unrealized gains (losses)	(2,876,595)	(979,515)	(3,026,107)

Net increase (decrease) from operations	$(3,042,242)	$(1,044,445)	$(3,132,796)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF6	MG3	PK8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$158,865	$207,130	$461,885
Expenses:
Mortality and expense risk charges	(115,888)	(250,534)	(115,180)
Administration and distribution charges	(34,761)	(75,072)	(34,134)

Net investment income (loss)	8,216	(118,476)	312,571

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	131,960	710,583	(390,489)
Realized gain distributions	693,624	1,726,728	—

Net realized gains (losses)	825,584	2,437,311	(390,489)

Net change in unrealized appreciation (depreciation)	(4,217,890)	(4,733,699)	(1,901,785)

Net realized and change in unrealized gains (losses)	(3,392,306)	(2,296,388)	(2,292,274)

Net increase (decrease) from operations	$(3,384,090)	$(2,414,864)	$(1,979,703)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P06	P07	R03
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$281,928	$549,133	$—
Expenses:
Mortality and expense risk charges	(48,683)	(252,431)	(15,066)
Administration and distribution charges	(12,718)	(73,660)	(3,997)

Net investment income (loss)	220,527	223,042	(19,063)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(44,957)	(714,246)	62,054
Realized gain distributions	—	—	42,435

Net realized gains (losses)	(44,957)	(714,246)	104,489

Net change in unrealized appreciation (depreciation)	(760,247)	(3,317,212)	(657,736)

Net realized and change in unrealized gains (losses)	(805,204)	(4,031,458)	(553,247)

Net increase (decrease) from operations	$(584,677)	$(3,808,416)	$(572,310)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

R02
Sub-Account
Income:
Dividend income	$2,367
Expenses:
Mortality and expense risk charges	(7,388)
Administration and distribution charges	(1,681)

Net investment income (loss)	(6,702)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	47,929
Realized gain distributions	67,114

Net realized gains (losses)	115,043

Net change in unrealized appreciation (depreciation)	(359,614)

Net realized and change in unrealized gains (losses)	(244,571)

Net increase (decrease) from operations	$(251,273)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A70 Sub-Account		A71 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(8,558)	$(12,228)	$(34,972)	$(77,361)
Net realized gains (losses)	49,180	175,462	1,383,151	187,577
Net change in unrealized appreciation (depreciation)	(250,126)	(20,543)	(1,853,252)	1,732,625

Net increase (decrease) in net assets from operations	(209,504)	142,691	(505,073)	1,842,841

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	370	1,318	452,752	68,932
Transfers between Sub-Accounts (including the Fixed Account), net	(77,193)	70,401	79,407	129,158
Withdrawals, surrenders, annuitizations and contract charges	(28,741)	(146,848)	(907,585)	(923,230)

Net accumulation activity	(105,564)	(75,129)	(375,426)	(725,140)

Annuitization Activity:
Annuitizations	—	—	7,307	—
Annuity payments and contract charges	(2,460)	(1,273)	(2,762)	(2,154)
Adjustments to annuity reserves	(3,692)	4,048	9	44

Net annuitization activity	(6,152)	2,775	4,554	(2,110)

Net increase (decrease) from contract owner transactions	(111,716)	(72,354)	(370,872)	(727,250)

Total increase (decrease) in net assets	(321,220)	70,337	(875,945)	1,115,591
Net assets at beginning of year	785,144	714,807	8,500,155	7,384,564

Net assets at end of year	$463,924	$785,144	$7,624,210	$8,500,155

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AM2 Sub-Account		A19 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(12,288)	$(19,920)	$(15,955)	$(23,350)
Net realized gains (losses)	118,923	263,437	437,204	438,350
Net change in unrealized appreciation (depreciation)	(421,048)	(155,969)	(1,048,338)	(305,426)

Net increase (decrease) in net assets from operations	(314,413)	87,548	(627,089)	109,574

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	16,973	180	1,290	381
Transfers between Sub-Accounts (including the Fixed Account), net	(49,630)	(206,646)	(35,797)	97,887
Withdrawals, surrenders, annuitizations and contract charges	(108,264)	(151,234)	(25,232)	(82,339)

Net accumulation activity	(140,921)	(357,700)	(59,739)	15,929

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(3,410)	(6,655)
Adjustments to annuity reserves	—	(2,019)	9	(2,978)

Net annuitization activity	—	(2,019)	(3,401)	(9,633)

Net increase (decrease) from contract owner transactions	(140,921)	(359,719)	(63,140)	6,296

Total increase (decrease) in net assets	(455,334)	(272,171)	(690,229)	115,870
Net assets at beginning of year	1,122,489	1,394,660	1,578,476	1,462,606

Net assets at end of year	$667,155	$1,122,489	$888,247	$1,578,476

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A55 Sub-Account		A51 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(2,190)	$(15,524)	$(21,456)	$(34,595)
Net realized gains (losses)	624,825	1,009,164	190,605	819,386
Net change in unrealized appreciation (depreciation)	(1,441,523)	345,444	(977,717)	(940,034)

Net increase (decrease) in net assets from operations	(818,888)	1,339,084	(808,568)	(155,243)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	83,726	128,886	—	44,576
Transfers between Sub-Accounts (including the Fixed Account), net	120,279	(89,250)	(11,364)	55,964
Withdrawals, surrenders, annuitizations and contract charges	(580,633)	(861,827)	(78,573)	(196,595)

Net accumulation activity	(376,628)	(822,191)	(89,937)	(96,055)

Annuitization Activity:
Annuitizations	—	1,479	—	—
Annuity payments and contract charges	(21,286)	(5,968)	(303)	(465)
Adjustments to annuity reserves	(33,234)	5,857	(443)	149

Net annuitization activity	(54,520)	1,368	(746)	(316)

Net increase (decrease) from contract owner transactions	(431,148)	(820,823)	(90,683)	(96,371)

Total increase (decrease) in net assets	(1,250,036)	518,261	(899,251)	(251,614)
Net assets at beginning of year	5,270,547	4,752,286	2,134,397	2,386,011

Net assets at end of year	$4,020,511	$5,270,547	$1,235,146	$2,134,397

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	C53 Sub-Account		L13 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(1,469)	$976	$(424)	$(1,315)
Net realized gains (losses)	144,611	102,412	14,033	33,123
Net change in unrealized appreciation (depreciation)	(230,728)	84,595	(41,248)	40,630

Net increase (decrease) in net assets from operations	(87,586)	187,983	(27,639)	72,438

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(14,857)	(889)	(9,457)	(207)
Withdrawals, surrenders, annuitizations and contract charges	(158,883)	(60,472)	(41,330)	(60,194)

Net accumulation activity	(173,740)	(61,361)	(50,787)	(60,401)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,801)	(1,761)	—	—
Adjustments to annuity reserves	285	1,695	—	—

Net annuitization activity	(1,516)	(66)	—	—

Net increase (decrease) from contract owner transactions	(175,256)	(61,427)	(50,787)	(60,401)

Total increase (decrease) in net assets	(262,842)	126,556	(78,426)	12,037
Net assets at beginning of year	906,875	780,319	325,999	313,962

Net assets at end of year	$644,033	$906,875	$247,573	$325,999

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F24 Sub-Account		F99 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(200,581)	$(311,689)	$(162,365)	$(268,978)
Net realized gains (losses)	1,529,436	4,456,162	1,417,342	5,737,682
Net change in unrealized appreciation (depreciation)	(6,865,997)	536,253	(5,587,766)	(2,080,301)

Net increase (decrease) in net assets from operations	(5,537,142)	4,680,726	(4,332,789)	3,388,403

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	497,075	763,497	639,706	728,521
Transfers between Sub-Accounts (including the Fixed Account), net	212,512	(717,551)	527,215	(1,813,538)
Withdrawals, surrenders, annuitizations and contract charges	(2,648,022)	(3,079,509)	(1,702,788)	(2,772,663)

Net accumulation activity	(1,938,435)	(3,033,563)	(535,867)	(3,857,680)

Annuitization Activity:
Annuitizations	—	33,238	89,527	58,498
Annuity payments and contract charges	(26,138)	(10,990)	(32,844)	(23,968)
Adjustments to annuity reserves	443	3,661	(1,399)	(8,318)

Net annuitization activity	(25,695)	25,909	55,284	26,212

Net increase (decrease) from contract owner transactions	(1,964,130)	(3,007,654)	(480,583)	(3,831,468)

Total increase (decrease) in net assets	(7,501,272)	1,673,072	(4,813,372)	(443,065)
Net assets at beginning of year	21,038,611	19,365,539	17,083,341	17,526,406

Net assets at end of year	$13,537,339	$21,038,611	$12,269,969	$17,083,341

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F91 Sub-Account		FE3 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(26,111)	$(126,219)	$134,330	$(212,896)
Net realized gains (losses)	808,835	724,237	1,079,796	(8,457)
Net change in unrealized appreciation (depreciation)	(2,095,648)	635,121	(4,039,040)	1,173,153

Net increase (decrease) in net assets from operations	(1,312,924)	1,233,139	(2,824,914)	951,800

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	36,881	61,922	756,534	1,607,877
Transfers between Sub-Accounts (including the Fixed Account), net	262,441	184,498	(1,944,381)	945,366
Withdrawals, surrenders, annuitizations and contract charges	(5,986,808)	(241,107)	(3,086,882)	(5,582,652)

Net accumulation activity	(5,687,486)	5,313	(4,274,729)	(3,029,409)

Annuitization Activity:
Annuitizations	—	—	128,549	142,963
Annuity payments and contract charges	—	—	(67,700)	(46,960)
Adjustments to annuity reserves	—	—	(9,128)	(12,994)

Net annuitization activity	—	—	51,721	83,009

Net increase (decrease) from contract owner transactions	(5,687,486)	5,313	(4,223,008)	(2,946,400)

Total increase (decrease) in net assets	(7,000,410)	1,238,452	(7,047,922)	(1,994,600)
Net assets at beginning of year	8,486,481	7,248,029	31,035,581	33,030,181

Net assets at end of year	$1,486,071	$8,486,481	$23,987,659	$31,035,581

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T20 Sub-Account		F56 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$18,176	$3,577	$(8,007)	$(2,803)
Net realized gains (losses)	(35,907)	3,834	(20,694)	(1,637)
Net change in unrealized appreciation (depreciation)	(100,941)	30,866	(59,354)	28,992

Net increase (decrease) in net assets from operations	(118,672)	38,277	(88,055)	24,552

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	205,574	9,380	6,611	28,434
Transfers between Sub-Accounts (including the Fixed Account), net	(40,319)	49,572	(2,581)	12,299
Withdrawals, surrenders, annuitizations and contract charges	(312,385)	(96,667)	(26,161)	(93,769)

Net accumulation activity	(147,130)	(37,715)	(22,131)	(53,036)

Annuitization Activity:
Annuitizations	64	3,471	—	—
Annuity payments and contract charges	(137)	(470)	—	—
Adjustments to annuity reserves	(22)	(212)	—	—

Net annuitization activity	(95)	2,789	—	—

Net increase (decrease) from contract owner transactions	(147,225)	(34,926)	(22,131)	(53,036)

Total increase (decrease) in net assets	(265,897)	3,351	(110,186)	(28,484)
Net assets at beginning of year	1,343,875	1,340,524	669,353	697,837

Net assets at end of year	$1,077,978	$1,343,875	$559,167	$669,353

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	G30 Sub-Account		521 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(1,541)	$(7,054)	$(16,589)	$(17,700)
Net realized gains (losses)	195,275	329,023	7,184	424,675
Net change in unrealized appreciation (depreciation)	(375,133)	161,745	(334,568)	(67,792)

Net increase (decrease) in net assets from operations	(181,399)	483,714	(343,973)	339,183

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	20,467	115,518	3,404	3,198
Transfers between Sub-Accounts (including the Fixed Account), net	103,039	(66,037)	(6,264)	(64,855)
Withdrawals, surrenders, annuitizations and contract charges	(298,083)	(377,817)	(63,800)	(187,163)

Net accumulation activity	(174,577)	(328,336)	(66,660)	(248,820)

Annuitization Activity:
Annuitizations	12,267	—	—	—
Annuity payments and contract charges	(1,371)	—	(1,926)	(2,195)
Adjustments to annuity reserves	(121)	—	(223)	804

Net annuitization activity	10,775	—	(2,149)	(1,391)

Net increase (decrease) from contract owner transactions	(163,802)	(328,336)	(68,809)	(250,211)

Total increase (decrease) in net assets	(345,201)	155,378	(412,782)	88,972
Net assets at beginning of year	2,448,631	2,293,253	1,691,218	1,602,246

Net assets at end of year	$2,103,430	$2,448,631	$1,278,436	$1,691,218

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	520 Sub-Account		G33 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(34,650)	$(46,440)	$23,649	$21,733
Net realized gains (losses)	367,273	650,248	(22,447)	59,250
Net change in unrealized appreciation (depreciation)	(1,289,629)	(50,513)	(245,669)	92,030

Net increase (decrease) in net assets from operations	(957,006)	553,295	(244,467)	173,013

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	320	487,149	—	72,479
Transfers between Sub-Accounts (including the Fixed Account), net	109,182	(469,472)	(38,628)	5,194
Withdrawals, surrenders, annuitizations and contract charges	(65,368)	(686,201)	(71,670)	(306,751)

Net accumulation activity	44,134	(668,524)	(110,298)	(229,078)

Annuitization Activity:
Annuitizations	—	—	3,911	16,286
Annuity payments and contract charges	(3,441)	(6,230)	(3,364)	(3,549)
Adjustments to annuity reserves	(1,533)	(1,679)	36	476

Net annuitization activity	(4,974)	(7,909)	583	13,213

Net increase (decrease) from contract owner transactions	39,160	(676,433)	(109,715)	(215,865)

Total increase (decrease) in net assets	(917,846)	(123,138)	(354,182)	(42,852)
Net assets at beginning of year	2,874,030	2,997,168	1,654,704	1,697,556

Net assets at end of year	$1,956,184	$2,874,030	$1,300,522	$1,654,704

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	G31 Sub-Account		O00 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(24,691)	$(30,543)	$(9,088)	$(11,717)
Net realized gains (losses)	43,892	1,482,052	169,380	161,406
Net change in unrealized appreciation (depreciation)	(983,790)	(320,947)	(417,118)	(27,167)

Net increase (decrease) in net assets from operations	(964,589)	1,130,562	(256,826)	122,522

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,008	377,243	1,196	382
Transfers between Sub-Accounts (including the Fixed Account), net	(11,118)	31,281	28,516	129,180
Withdrawals, surrenders, annuitizations and contract charges	(347,675)	(1,055,100)	(11,626)	(161,353)

Net accumulation activity	(354,785)	(646,576)	18,086	(31,791)

Annuitization Activity:
Annuitizations	12,760	—	—	—
Annuity payments and contract charges	(5,479)	(439)	(3,370)	—
Adjustments to annuity reserves	1,265	6,717	332	7,111

Net annuitization activity	8,546	6,278	(3,038)	7,111

Net increase (decrease) from contract owner transactions	(346,239)	(640,298)	15,048	(24,680)

Total increase (decrease) in net assets	(1,310,828)	490,264	(241,778)	97,842
Net assets at beginning of year	4,805,105	4,314,841	806,137	708,295

Net assets at end of year	$3,494,277	$4,805,105	$564,359	$806,137

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V15 Sub-Account		V52 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(156,360)	$(217,633)	$(2,090)	$(2,807)
Net realized gains (losses)	3,139,928	3,208,101	34,055	25,160
Net change in unrealized appreciation (depreciation)	(7,507,827)	(1,485,181)	(78,823)	(8,447)

Net increase (decrease) in net assets from operations	(4,524,259)	1,505,287	(46,858)	13,906

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	116,929	422,500	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	60,908	(164,276)	476	(8,490)
Withdrawals, surrenders, annuitizations and contract charges	(852,863)	(2,126,765)	(5,014)	(315)

Net accumulation activity	(675,026)	(1,868,541)	(4,538)	(8,805)

Annuitization Activity:
Annuitizations	7,961	18,344	—	—
Annuity payments and contract charges	(91,774)	(28,301)	(3,093)	(3,886)
Adjustments to annuity reserves	(6,752)	(18,105)	(10,544)	1,054

Net annuitization activity	(90,565)	(28,062)	(13,637)	(2,832)

Net increase (decrease) from contract owner transactions	(765,591)	(1,896,603)	(18,175)	(11,637)

Total increase (decrease) in net assets	(5,289,850)	(391,316)	(65,033)	2,269
Net assets at beginning of year	14,479,127	14,870,443	150,011	147,742

Net assets at end of year	$9,189,277	$14,479,127	$84,978	$150,011

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A39 Sub-Account		AC3 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(37,156)	$(64,226)	$(565)	$(747)
Net realized gains (losses)	991,142	217,777	10,387	1,580
Net change in unrealized appreciation (depreciation)	(2,757,371)	1,712,024	(26,707)	15,118

Net increase (decrease) in net assets from operations	(1,803,385)	1,865,575	(16,885)	15,951

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	147,835	281,182	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(60,004)	(171,112)	1,129	(2,036)
Withdrawals, surrenders, annuitizations and contract charges	(483,491)	(1,225,041)	(18)	(20)

Net accumulation activity	(395,660)	(1,114,971)	1,111	(2,056)

Annuitization Activity:
Annuitizations	—	10,294	—	—
Annuity payments and contract charges	(94,267)	(19,867)	—	—
Adjustments to annuity reserves	(4,189)	3,111	—	—

Net annuitization activity	(98,456)	(6,462.00)	—	—

Net increase (decrease) from contract owner transactions	(494,116)	(1,121,433)	1,111	(2,056)

Total increase (decrease) in net assets	(2,297,501)	744,142	(15,774)	13,895
Net assets at beginning of year	8,455,254	7,711,112	77,417	63,522

Net assets at end of year	$6,157,753	$8,455,254	$61,643	$77,417

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A21 Sub-Account		AC1 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$9,202	$(16,813)	$(435)	$(1,078)
Net realized gains (losses)	613,569	804,701	15,143	13,915
Net change in unrealized appreciation (depreciation)	(1,881,314)	(479,752)	(51,836)	(5,732)

Net increase (decrease) in net assets from operations	(1,258,543)	308,136	(37,128)	7,105

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	197,683	302,864	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(12,200)	61,886	(23,431)	2,496
Withdrawals, surrenders, annuitizations and contract charges	(1,105,473)	(1,023,440)	(218)	(225)

Net accumulation activity	(919,990)	(658,690)	(23,649)	2,271

Annuitization Activity:
Annuitizations	—	21,307	—	—
Annuity payments and contract charges	(3,644)	(4,620)	—	—
Adjustments to annuity reserves	22	126	—	—

Net annuitization activity	(3,622)	16,813	—	—

Net increase (decrease) from contract owner transactions	(923,612)	(641,877)	(23,649)	2,271

Total increase (decrease) in net assets	(2,182,155)	(333,741)	(60,777)	9,376
Net assets at beginning of year	6,720,256	7,053,997	190,359	180,983

Net assets at end of year	$4,538,101	$6,720,256	$129,582	$190,359

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	I76 Sub-Account		J43 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(14,650)	$(16,543)	$(13,917)	$(16,216)
Net realized gains (losses)	172,282	114,874	264,595	90,003
Net change in unrealized appreciation (depreciation)	(414,599)	114,051	(568,984)	203,930

Net increase (decrease) in net assets from operations	(256,967)	212,382	(318,306)	277,717

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	262	8,965	16,372	11,065
Transfers between Sub-Accounts (including the Fixed Account), net	41,134	(14,940)	41,055	(13,621)
Withdrawals, surrenders, annuitizations and contract charges	(70,442)	(160,715)	(156,794)	(112,127)

Net accumulation activity	(29,046)	(166,690)	(99,367)	(114,683)

Annuitization Activity:
Annuitizations	—	290	—	—
Annuity payments and contract charges	(3,382)	(32)	(3,806)	(4,592)
Adjustments to annuity reserves	1,898	(336)	2,741	30

Net annuitization activity	(1,484)	(78)	(1,065)	(4,562)

Net increase (decrease) from contract owner transactions	(30,530)	(166,768)	(100,432)	(119,245)

Total increase (decrease) in net assets	(287,497)	45,614	(418,738)	158,472
Net assets at beginning of year	1,201,174	1,155,560	1,603,468	1,444,996

Net assets at end of year	$913,677	$1,201,174	$1,184,730	$1,603,468

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	J32 Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(29,478)	$(27,678)	$(43,525)	$(198,596)
Net realized gains (losses)	622,595	880,317	—	—
Net change in unrealized appreciation (depreciation)	(1,303,786)	44,589	—	—

Net increase (decrease) in net assets from operations	(710,669)	897,228	(43,525)	(198,596)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	34,409	772,964	1,624,099	2,519,786
Transfers between Sub-Accounts (including the Fixed Account), net	(10,276)	114,345	512,648	3,815,111
Withdrawals, surrenders, annuitizations and contract charges	(453,199)	(1,783,561)	(2,397,773)	(8,203,172)

Net accumulation activity	(429,066)	(896,252)	(261,026)	(1,868,275)

Annuitization Activity:
Annuitizations	(140)	6,907	—	214,434
Annuity payments and contract charges	(9,033)	(11,018)	(57,334)	(149,310)
Adjustments to annuity reserves	1,918	6,608	(74)	(9,691)

Net annuitization activity	(7,255)	2,497	(57,408)	55,433

Net increase (decrease) from contract owner transactions	(436,321)	(893,755)	(318,434)	(1,812,842)

Total increase (decrease) in net assets	(1,146,990)	3,473	(361,959)	(2,011,438)
Net assets at beginning of year	3,889,278	3,885,805	11,515,773	13,527,211

Net assets at end of year	$2,742,288	$3,889,278	$11,153,814	$11,515,773

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M07 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$21,451	$40,118	$(12,107)	$1,073
Net realized gains (losses)	979,131	949,747	818,474	834,215
Net change in unrealized appreciation (depreciation)	(2,228,263)	394,660	(1,974,396)	350,770

Net increase (decrease) in net assets from operations	(1,227,681)	1,384,525	(1,168,029)	1,186,058

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	428,442	782,128	121,607	648,465
Transfers between Sub-Accounts (including the Fixed Account), net	(150,230)	(66,500)	(67,871)	(94,252)
Withdrawals, surrenders, annuitizations and contract charges	(1,429,732)	(1,922,796)	(1,064,151)	(1,759,295)

Net accumulation activity	(1,151,520)	(1,207,168)	(1,010,415)	(1,205,082)

Annuitization Activity:
Annuitizations	—	372	9,994	—
Annuity payments and contract charges	(37)	(41)	(7,897)	(1,408)
Adjustments to annuity reserves	(13,569)	(18,295)	(452)	102

Net annuitization activity	(13,606)	(17,964)	1,645	(1,306)

Net increase (decrease) from contract owner transactions	(1,165,126)	(1,225,132)	(1,008,770)	(1,206,388)

Total increase (decrease) in net assets	(2,392,807)	159,393	(2,176,799)	(20,330)
Net assets at beginning of year	11,748,952	11,589,559	10,483,070	10,503,400

Net assets at end of year	$9,356,145	$11,748,952	$8,306,271	$10,483,070

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M31 Sub-Account		M80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(242,314)	$(325,499)	$(46,280)	$(58,267)
Net realized gains (losses)	3,000,323	5,518,281	440,080	761,826
Net change in unrealized appreciation (depreciation)	(9,958,147)	(794,800)	(1,694,775)	35,088

Net increase (decrease) in net assets from operations	(7,200,138)	4,397,982	(1,300,975)	738,647

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	478,581	906,871	9,670	110,203
Transfers between Sub-Accounts (including the Fixed Account), net	(156,176)	(440,014)	90,235	(32,177)
Withdrawals, surrenders, annuitizations and contract charges	(2,025,113)	(3,255,387)	(262,445)	(340,517)

Net accumulation activity	(1,702,708)	(2,788,530)	(162,540)	(262,491)

Annuitization Activity:
Annuitizations	—	33,600	—	—
Annuity payments and contract charges	(44,600)	(30,967)	—	—
Adjustments to annuity reserves	(63,572)	(2,439)	—	—

Net annuitization activity	(108,172)	194	—	—

Net increase (decrease) from contract owner transactions	(1,810,880)	(2,788,336)	(162,540)	(262,491)

Total increase (decrease) in net assets	(9,011,018)	1,609,646	(1,463,515)	476,156
Net assets at beginning of year	23,018,402	21,408,756	3,987,382	3,511,226

Net assets at end of year	$14,007,384	$23,018,402	$2,523,867	$3,987,382

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MF1 Sub-Account		M05 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(248,122)	$(337,659)	$(113,978)	$(163,863)
Net realized gains (losses)	2,117,061	6,019,986	2,135,822	2,565,872
Net change in unrealized appreciation (depreciation)	(8,377,066)	(3,024,163)	(5,196,402)	(2,286,484)

Net increase (decrease) in net assets from operations	(6,508,127)	2,658,164	(3,174,558)	115,525

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	633,072	1,021,154	485,732	535,202
Transfers between Sub-Accounts (including the Fixed Account), net	762,283	(124,900)	470,887	413,861
Withdrawals, surrenders, annuitizations and contract charges	(2,510,811)	(4,130,964)	(1,229,245)	(1,803,167)

Net accumulation activity	(1,115,456)	(3,234,710)	(272,626)	(854,104)

Annuitization Activity:
Annuitizations	107,357	57,746	92,960	55,658
Annuity payments and contract charges	(113,239)	(27,077)	(8,937)	(14,563)
Adjustments to annuity reserves	(64,624)	(5,873)	2,508	(5,004)

Net annuitization activity	(70,506)	24,796	86,531	36,091

Net increase (decrease) from contract owner transactions	(1,185,962)	(3,209,914)	(186,095)	(818,013)

Total increase (decrease) in net assets	(7,694,089)	(551,750)	(3,360,653)	(702,488)
Net assets at beginning of year	22,103,980	22,655,730	10,426,785	11,129,273

Net assets at end of year	$14,409,891	$22,103,980	$7,066,132	$10,426,785

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M42 Sub-Account		M06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(118,416)	$(159,845)	$78,951	$101,464
Net realized gains (losses)	2,116,632	2,404,059	(137,476)	57,759
Net change in unrealized appreciation (depreciation)	(5,041,695)	(2,140,039)	(1,158,989)	(365,485)

Net increase (decrease) in net assets from operations	(3,043,479)	104,175	(1,217,514)	(206,262)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	111,508	451,077	822,551	373,819
Transfers between Sub-Accounts (including the Fixed Account), net	826,458	580,730	(317,557)	593,790
Withdrawals, surrenders, annuitizations and contract charges	(747,054)	(1,492,757)	(1,901,558)	(1,251,132)

Net accumulation activity	190,912	(460,950)	(1,396,564)	(283,523)

Annuitization Activity:
Annuitizations	—	6,859	(142)	53,644
Annuity payments and contract charges	(16,039)	(6,450)	(4,586)	(10,805)
Adjustments to annuity reserves	(2,786)	(7,184)	(670)	4,547

Net annuitization activity	(18,825)	(6,775)	(5,398)	47,386

Net increase (decrease) from contract owner transactions	172,087	(467,725)	(1,401,962)	(236,137)

Total increase (decrease) in net assets	(2,871,392)	(363,550)	(2,619,476)	(442,399)
Net assets at beginning of year	9,730,936	10,094,486	8,466,471	8,908,870

Net assets at end of year	$6,859,544	$9,730,936	$5,846,995	$8,466,471

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M33 Sub-Account		M44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(125,975)	$(139,539)	$70,094	$21,882
Net realized gains (losses)	1,877,900	1,483,702	471,088	371,074
Net change in unrealized appreciation (depreciation)	(4,395,975)	1,560,298	(632,337)	583,205

Net increase (decrease) in net assets from operations	(2,644,050)	2,904,461	(91,155)	976,161

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	327,637	537,984	102,699	230,270
Transfers between Sub-Accounts (including the Fixed Account), net	(43,870)	(505,312)	(54,622)	(230,328)
Withdrawals, surrenders, annuitizations and contract charges	(1,476,460)	(1,278,633)	(1,218,952)	(1,237,293)

Net accumulation activity	(1,192,693)	(1,245,961)	(1,170,875)	(1,237,351)

Annuitization Activity:
Annuitizations	—	—	—	35,074
Annuity payments and contract charges	(45,598)	(17,274)	(59,253)	(7,359)
Adjustments to annuity reserves	(72,182)	11,918	4,952	(1,819)

Net annuitization activity	(117,780)	(5,356)	(54,301)	25,896

Net increase (decrease) from contract owner transactions	(1,310,473)	(1,251,317)	(1,225,176)	(1,211,455)

Total increase (decrease) in net assets	(3,954,523)	1,653,144	(1,316,331)	(235,294)
Net assets at beginning of year	14,841,583	13,188,439	8,437,129	8,672,423

Net assets at end of year	$10,887,060	$14,841,583	$7,120,798	$8,437,129

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M40 Sub-Account		M83 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$11,392	$(1,096)	$(50,206)	$(77,272)
Net realized gains (losses)	128,353	101,081	3,468,888	3,106,048
Net change in unrealized appreciation (depreciation)	(168,380)	123,412	(6,577,261)	5,764,308

Net increase (decrease) in net assets from operations	(28,635)	223,397	(3,158,579)	8,793,084

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,588	76,940	1,658,073	2,210,262
Transfers between Sub-Accounts (including the Fixed Account), net	(119,809)	(6,656)	(1,266,800)	(1,777,285)
Withdrawals, surrenders, annuitizations and contract charges	(158,801)	(242,590)	(5,345,083)	(6,242,168)

Net accumulation activity	(272,022)	(172,306)	(4,953,810)	(5,809,191)

Annuitization Activity:
Annuitizations	—	—	65,280	94,473
Annuity payments and contract charges	—	—	(131,635)	(36,965)
Adjustments to annuity reserves	—	—	(10,731)	(8,376)

Net annuitization activity	—	—	(77,086)	49,132

Net increase (decrease) from contract owner transactions	(272,022)	(172,306)	(5,030,896)	(5,760,059)

Total increase (decrease) in net assets	(300,657)	51,091	(8,189,475)	3,033,025
Net assets at beginning of year	2,068,906	2,017,815	42,575,705	39,542,680

Net assets at end of year	$1,768,249	$2,068,906	$34,386,230	$42,575,705

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB6 Sub-Account		MB7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(16,488)	$(19,499)	$(18,311)	$(18,408)
Net realized gains (losses)	945,686	740,643	484,443	367,821
Net change in unrealized appreciation (depreciation)	(1,850,373)	604,263	(998,381)	331,994

Net increase (decrease) in net assets from operations	(921,175)	1,325,407	(532,249)	681,407

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	178,995	408,700	757	100,566
Transfers between Sub-Accounts (including the Fixed Account), net	(63,309)	(99,758)	(22,628)	(52,122)
Withdrawals, surrenders, annuitizations and contract charges	(685,757)	(1,180,085)	(67,124)	(323,910)

Net accumulation activity	(570,071)	(871,143)	(88,995)	(275,466)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(36,924)	(10,699)	—	—
Adjustments to annuity reserves	(61,605)	10,426	—	—

Net annuitization activity	(98,529)	(273)	—	—

Net increase (decrease) from contract owner transactions	(668,600)	(871,416)	(88,995)	(275,466)

Total increase (decrease) in net assets	(1,589,775)	453,991	(621,244)	405,941
Net assets at beginning of year	5,645,783	5,191,792	3,068,836	2,662,895

Net assets at end of year	$4,056,008	$5,645,783	$2,447,592	$3,068,836

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M96 Sub-Account		MD2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$24,917	$39,937	$5,216	$11,253
Net realized gains (losses)	(120,656)	(33,554)	(36,882)	(4,435)
Net change in unrealized appreciation (depreciation)	(579,278)	(190,775)	(345,155)	(114,737)

Net increase (decrease) in net assets from operations	(675,017)	(184,392)	(376,821)	(107,919)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	93,612	254,686	18,553	12,366
Transfers between Sub-Accounts (including the Fixed Account), net	(152,199)	106,126	(16,680)	134,780
Withdrawals, surrenders, annuitizations and contract charges	(663,415)	(462,465)	(207,842)	(249,196)

Net accumulation activity	(722,002)	(101,653)	(205,969)	(102,050)

Annuitization Activity:
Annuitizations	1,372	13,729	—	—
Annuity payments and contract charges	(1,606)	(1,657)	—	—
Adjustments to annuity reserves	30	(149)	—	—

Net annuitization activity	(204)	11,923	—	—

Net increase (decrease) from contract owner transactions	(722,206)	(89,730)	(205,969)	(102,050)

Total increase (decrease) in net assets	(1,397,223)	(274,122)	(582,790)	(209,969)
Net assets at beginning of year	5,331,002	5,605,124	2,836,361	3,046,330

Net assets at end of year	$3,933,779	$5,331,002	$2,253,571	$2,836,361

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA6 Sub-Account		MA3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$561,783	$611,734	$105,188	$112,854
Net realized gains (losses)	(552,578)	(95,258)	(100,663)	(14,388)
Net change in unrealized appreciation (depreciation)	(2,047,861)	(170,351)	(416,034)	(48,232)

Net increase (decrease) in net assets from operations	(2,038,656)	346,125	(411,509)	50,234

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	487,237	1,080,887	43,391	198,049
Transfers between Sub-Accounts (including the Fixed Account), net	(926,168)	798,421	(136,455)	154,528
Withdrawals, surrenders, annuitizations and contract charges	(1,918,223)	(3,146,925)	(407,284)	(521,739)

Net accumulation activity	(2,357,154)	(1,267,617)	(500,348)	(169,162)

Annuitization Activity:
Annuitizations	44,410	84,855	7,067	4,377
Annuity payments and contract charges	(30,963)	(27,912)	(4,366)	(488)
Adjustments to annuity reserves	(3,101)	(2,971)	(153)	(16)

Net annuitization activity	10,346	53,972	2,548	3,873

Net increase (decrease) from contract owner transactions	(2,346,808)	(1,213,645)	(497,800)	(165,289)

Total increase (decrease) in net assets	(4,385,464)	(867,520)	(909,309)	(115,055)
Net assets at beginning of year	17,459,794	18,327,314	3,455,051	3,570,106

Net assets at end of year	$13,074,330	$17,459,794	$2,545,742	$3,455,051

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD6 Sub-Account		MB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(165,647)	$(173,014)	$(64,930)	$(76,585)
Net realized gains (losses)	2,195,827	2,949,140	664,543	1,001,135
Net change in unrealized appreciation (depreciation)	(5,072,422)	361,982	(1,644,058)	134,592

Net increase (decrease) in net assets from operations	(3,042,242)	3,138,108	(1,044,445)	1,059,142

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	500,273	582,306	61,164	48,884
Transfers between Sub-Accounts (including the Fixed Account), net	110,631	(211,620)	39,517	(73,100)
Withdrawals, surrenders, annuitizations and contract charges	(1,283,056)	(1,612,811)	(390,526)	(641,236)

Net accumulation activity	(672,152)	(1,242,125)	(289,845)	(665,452)

Annuitization Activity:
Annuitizations	—	6,135	8,864	—
Annuity payments and contract charges	(20,195)	(13,252)	(978)	—
Adjustments to annuity reserves	(23,762)	2,633	(92)	—

Net annuitization activity	(43,957)	(4,484)	7,794	—

Net increase (decrease) from contract owner transactions	(716,109)	(1,246,609)	(282,051)	(665,452)

Total increase (decrease) in net assets	(3,758,351)	1,891,499	(1,326,496)	393,690
Net assets at beginning of year	15,360,533	13,469,034	5,089,165	4,695,475

Net assets at end of year	$11,602,182	$15,360,533	$3,762,669	$5,089,165

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB8 Sub-Account		MF6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(106,689)	$(115,828)	$8,216	$(5,914)
Net realized gains (losses)	2,986,136	282,568	825,584	865,491
Net change in unrealized appreciation (depreciation)	(6,012,243)	4,138,387	(4,217,890)	2,184,885

Net increase (decrease) in net assets from operations	(3,132,796)	4,305,127	(3,384,090)	3,044,462

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	214,143	881,537	168,060	659,178
Transfers between Sub-Accounts (including the Fixed Account), net	(138,834)	(1,594,666)	609,355	(1,156,948)
Withdrawals, surrenders, annuitizations and contract charges	(1,306,872)	(3,140,978)	(978,644)	(2,176,872)

Net accumulation activity	(1,231,563)	(3,854,107)	(201,229)	(2,674,642)

Annuitization Activity:
Annuitizations	87,615	91,058	38,433	63,298
Annuity payments and contract charges	(31,483)	(20,731)	(25,657)	(11,701)
Adjustments to annuity reserves	(3,567)	(5,969)	(2,512)	(5,277)

Net annuitization activity	52,565	64,358	10,264	46,320

Net increase (decrease) from contract owner transactions	(1,178,998)	(3,789,749)	(190,965)	(2,628,322)

Total increase (decrease) in net assets	(4,311,794)	515,378	(3,575,055)	416,140
Net assets at beginning of year	16,959,161	16,443,783	12,353,892	11,937,752

Net assets at end of year	$12,647,367	$16,959,161	$8,778,837	$12,353,892

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG3 Sub-Account		PK8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(118,476)	$(182,953)	$312,571	$354,744
Net realized gains (losses)	2,437,311	1,279,309	(390,489)	17,016
Net change in unrealized appreciation (depreciation)	(4,733,699)	4,994,904	(1,901,785)	(857,264)

Net increase (decrease) in net assets from operations	(2,414,864)	6,091,260	(1,979,703)	(485,504)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	604,923	1,001,185	201,428	662,691
Transfers between Sub-Accounts (including the Fixed Account), net	(820,108)	(2,028,287)	(57,999)	1,011,955
Withdrawals, surrenders, annuitizations and contract charges	(2,144,760)	(3,219,983)	(1,121,744)	(1,970,804)

Net accumulation activity	(2,359,945)	(4,247,085)	(978,315)	(296,158)

Annuitization Activity:
Annuitizations	65,322	58,973	48,109	41,430
Annuity payments and contract charges	(32,202)	(18,876)	(17,847)	(12,436)
Adjustments to annuity reserves	(2,503)	(5,363)	(1,607)	(2,374)

Net annuitization activity	30,617	34,734	28,655	26,620

Net increase (decrease) from contract owner transactions	(2,329,328)	(4,212,351)	(949,660)	(269,538)

Total increase (decrease) in net assets	(4,744,192)	1,878,909	(2,929,363)	(755,042)
Net assets at beginning of year	24,305,255	22,426,346	11,649,357	12,404,399

Net assets at end of year	$19,561,063	$24,305,255	$8,719,994	$11,649,357

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$220,527	$155,640	$223,042	$72,704
Net realized gains (losses)	(44,957)	22,002	(714,246)	1,071,901
Net change in unrealized appreciation (depreciation)	(760,247)	278	(3,317,212)	(1,870,600)

Net increase (decrease) in net assets from operations	(584,677)	177,920	(3,808,416)	(725,995)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	318,928	17,388	961,938	1,131,879
Transfers between Sub-Accounts (including the Fixed Account), net	59,374	299,816	(431,076)	1,971,658
Withdrawals, surrenders, annuitizations and contract charges	(925,020)	(329,497)	(3,016,077)	(4,035,098)

Net accumulation activity	(546,718)	(12,293)	(2,485,215)	(931,561)

Annuitization Activity:
Annuitizations	—	—	43,699	84,401
Annuity payments and contract charges	(852)	(983)	(27,036)	(23,002)
Adjustments to annuity reserves	54	(941)	(2,323)	2,010

Net annuitization activity	(798)	(1,924)	14,340	63,409

Net increase (decrease) from contract owner transactions	(547,516)	(14,217)	(2,470,875)	(868,152)

Total increase (decrease) in net assets	(1,132,193)	163,703	(6,279,291)	(1,594,147)
Net assets at beginning of year	4,689,566	4,525,863	25,226,187	26,820,334

Net assets at end of year	$3,557,373	$4,689,566	$18,946,896	$25,226,187

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	R03 Sub-Account		R02 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(19,063)	$(24,541)	$(6,702)	$(9,056)
Net realized gains (losses)	104,489	273,966	115,043	98,845
Net change in unrealized appreciation (depreciation)	(657,736)	83,220	(359,614)	157,873

Net increase (decrease) in net assets from operations	(572,310)	332,645	(251,273)	247,662

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	713	8,948	22,839	16,237
Transfers between Sub-Accounts (including the Fixed Account), net	(88,100)	(3,494)	(74,665)	(25,091)
Withdrawals, surrenders, annuitizations and contract charges	(44,639)	(173,938)	(82,474)	(53,269)

Net accumulation activity	(132,026)	(168,484)	(134,300)	(62,123)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(6,147)	(9,821)	(7,142)	(10,079)
Adjustments to annuity reserves	(3,673)	4,765	(3,572)	5,064

Net annuitization activity	(9,820)	(5,056)	(10,714)	(5,015)

Net increase (decrease) from contract owner transactions	(141,846)	(173,540)	(145,014)	(67,138)

Total increase (decrease) in net assets	(714,156)	159,105	(396,287)	180,524
Net assets at beginning of year	1,702,670	1,543,565	824,729	644,205

Net assets at end of year	$988,514	$1,702,670	$428,442	$824,729

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts, Futurity Select Incentive contracts (collectively, the ‘‘Contracts’’) and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
A21	Invesco V.I. International Growth Fund I	April 29, 2022
AC1	Invesco V.I. International Growth Fund II	April 29, 2022
AM2	AB VPS Balanced Wealth Strategy Portfolio (Class B)	May 1, 2022
A70	American Funds IS Global Balanced - Class 4	May 1, 2022

The close date related to Sub-Accounts held by the contract owners of the Variable Account (if closed within the past five years), is as follows:

Closed Sub-Account	New Sub-Account	Effective Date
I84	O00	April 30, 2020
L27	MD8	July 31, 2019

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2022. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge. If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2022, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2022, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2022. There were no transfers between levels during the year ended December 31, 2022.

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2022, the deduction is at an effective annual rate based on the average daily value of the Contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Futurity	1.25%	—	—	—	—	—	—	—
Futurity II	1.25%	—	—	—	—	—	—	—
Futurity Focus	1.00%	—	—	—	—	—	—	—
Futurity Accolade	1.30%	1.45%	1.55%	1.70%	—	—	—	—
Futurity Focus II	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—
Futurity III	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—
Futurity Select Four	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—
Futurity Select Four Plus	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Futurity Select Seven	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Futurity Select Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—
Futurity Select Incentive	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.40%

Administration charges

Each year on the account anniversary date, an account administration fee (‘‘Account Fee’’) equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant’s account value, reflected in the Statements of Changes in Net Assets, in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

An additional account administration charge is deducted from the Variable Account to reimburse the Sponsor for administrative expenses that are not covered by the annual Account Fee. This administrative charge is deducted daily at an effective annual rate of 0.15% based on the value of the contract and is reported in the Statements of Operations as a component of “Administration and distribution charges”.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses related to the sale of the Contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase and is based on the amounts withdrawn.

Surrender Charge (up to % below)
Futurity	6%
Futurity II	6%
Futurity Accolade	8%
Futurity III	7%
Futurity Select Four	6%
Futurity Select Four Plus	8%
Futurity Select Freedom	8%
Futurity Select Seven	8%
Futurity Select Incentive	8%

Surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Distribution charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts. These charges are reflected on the Statements of Operations as a component of “Administration and distribution charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 3% or 4% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
A70	$62,024	$124,973
A71	2,102,544	1,230,656
AM2	156,058	180,398
A19	615,361	193,873
A55	636,611	786,896
A51	256,156	144,150
C53	67,551	186,324
L13	12,856	54,545
F24	1,940,955	3,348,068
F99	2,945,764	2,541,162
F91	324,583	5,976,577
FE3	4,101,388	6,615,080
T20	258,838	387,820
F56	38,614	68,729
G30	422,910	375,830
521	22,761	93,428
520	503,070	119,728
G33	73,681	159,714
G31	75,008	426,933
O00	208,392	33,326
V15	3,115,374	1,213,227
V52	32,458	10,767
A39	1,289,830	770,723
AC3	12,375	1,297
A21	916,366	1,286,155
AC1	17,118	26,171

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
I76	$250,298	$119,556
J43	338,874	187,169
J32	551,518	581,950
MD8	4,045,355	4,406,845
M07	1,954,326	2,253,841
M35	1,057,548	1,292,357
M31	2,557,193	2,698,700
M80	502,267	345,016
MF1	4,326,396	3,387,215
M05	3,694,683	1,599,915
M42	4,115,275	1,238,276
M06	1,222,001	2,466,931
M33	1,935,970	1,845,762
M44	744,804	1,622,727
M40	144,110	331,418
M83	4,821,164	7,751,175
MB6	1,012,983	917,780
MB7	482,848	135,010
M96	234,322	931,493
MD2	80,249	280,907
MA6	1,708,292	3,488,893
MA3	231,984	624,426
MD6	2,387,626	1,578,136
MB3	682,418	454,930
MB8	4,391,227	2,509,895
MF6	1,840,585	1,327,122
MG3	2,912,240	3,630,159
PK8	1,402,942	2,038,182
P06	889,653	1,216,547
P07	2,761,829	5,006,646
R03	122,688	237,177
R02	122,106	202,841

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	7,227	13,776	(6,549)
A71	25,863	40,228	(14,365)
AM2	1,337	7,382	(6,045)
A19	3,813	5,505	(1,692)
A55	11,849	24,929	(13,080)
A51	1,376	4,349	(2,973)
C53	—	6,745	(6,745)
L13	3	1,376	(1,373)
F24	25,477	65,714	(40,237)
F99	55,260	67,678	(12,418)
F91	13,642	274,373	(260,731)
FE3	46,227	132,244	(86,017)
T20	11,614	19,514	(7,900)
F56	1,572	2,702	(1,130)
G30	9,631	15,622	(5,991)
521	117	1,825	(1,708)
520	5,266	3,600	1,666
G33	2,782	10,723	(7,941)
G31	3,948	13,981	(10,033)
O00	5,816	4,651	1,165
V15	15,738	40,878	(25,140)
V52	91	395	(304)
A39	8,644	31,584	(22,940)
AC3	44	9	35
A21	17,880	61,568	(43,688)
AC1	6	821	(815)
I76	4,782	6,119	(1,337)
J43	2,887	5,284	(2,397)
J32	5,741	13,356	(7,615)
MD8	436,306	478,458	(42,152)
M07	65,922	133,787	(67,865)
M35	9,565	73,829	(64,264)
M31	23,197	67,134	(43,937)
M80	3,401	7,613	(4,212)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	69,478	106,947	(37,469)
M05	75,580	84,573	(8,993)
M42	71,293	61,979	9,314
M06	164,052	300,661	(136,609)
M33	15,928	60,490	(44,562)
M44	31,916	115,385	(83,469)
M40	2,001	20,822	(18,821)
M83	93,466	294,789	(201,323)
MB6	7,510	27,820	(20,310)
MB7	211	2,909	(2,698)
M96	11,228	55,267	(44,039)
MD2	2,943	18,361	(15,418)
MA6	60,757	183,454	(122,697)
MA3	4,433	27,152	(22,719)
MD6	25,265	46,955	(21,690)
MB3	3,197	11,367	(8,170)
MB8	30,515	53,287	(22,772)
MF6	28,050	30,069	(2,019)
MG3	39,823	118,150	(78,327)
PK8	37,427	71,778	(34,351)
P06	39,188	72,146	(32,958)
P07	191,825	344,834	(153,009)
R03	3,773	6,744	(2,971)
R02	2,215	7,000	(4,785)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	9,541	13,175	(3,634)
A71	20,071	46,592	(26,521)
AM2	13,541	25,261	(11,720)
A19	4,907	4,606	301
A55	7,497	28,589	(21,092)
A51	4,314	6,714	(2,400)
C53	18	2,404	(2,386)
L13	2	1,544	(1,542)
F24	51,993	108,538	(56,545)
F99	36,540	130,079	(93,539)
F91	11,893	11,945	(52)
FE3	81,315	137,712	(56,397)
T20	7,210	8,583	(1,373)
F56	1,606	3,584	(1,978)
G30	4,786	17,483	(12,697)
521	601	5,779	(5,178)
520	27,290	43,292	(16,002)
G33	8,747	21,737	(12,990)
G31	22,210	40,525	(18,315)
O00	19,245	21,096	(1,851)
V15	23,931	75,489	(51,558)
V52	4	363	(359)
A39	20,014	69,590	(49,576)
AC3	—	52	(52)
A21	26,090	50,183	(24,093)
AC1	76	6	70
I76	4,442	10,654	(6,212)
J43	2,530	5,057	(2,527)
J32	21,407	38,695	(17,288)
MD8	1,366,472	1,563,940	(197,468)
M07	59,153	129,848	(70,695)
M35	51,297	125,249	(73,952)
M31	29,992	90,348	(60,356)
M80	12,592	17,541	(4,949)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	69,912	151,511	(81,599)
M05	64,806	93,506	(28,700)
M42	58,254	72,821	(14,567)
M06	181,702	202,273	(20,571)
M33	34,281	76,134	(41,853)
M44	29,781	115,960	(86,179)
M40	20,932	33,674	(12,742)
M83	140,286	370,844	(230,558)
MB6	14,073	41,633	(27,560)
MB7	3,527	11,796	(8,269)
M96	34,449	39,430	(4,981)
MD2	24,612	31,319	(6,707)
MA6	118,188	169,169	(50,981)
MA3	24,312	31,017	(6,705)
MD6	23,479	60,584	(37,105)
MB3	2,443	19,170	(16,727)
MB8	37,071	114,294	(77,223)
MF6	25,502	81,733	(56,231)
MG3	74,528	217,009	(142,481)
PK8	66,766	74,424	(7,658)
P06	24,540	24,611	(71)
P07	278,685	325,849	(47,164)
R03	8,676	12,479	(3,803)
R02	3,148	4,969	(1,821)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2022	24,504	$16.1041	to	$28.6937	$463,924	—%	1.15%	to	2.10%	(28.00%)	to	(28.69%)
2021	31,053	22.3679	to	40.2380	785,144	—	1.15	to	2.10	21.16	to	20.01
2020	34,687	18.4608	to	33.5291	714,807	0.45	1.15	to	2.10	37.48	to	36.17
2019	32,889	13.4279	to	24.6234	495,608	0.17	1.15	to	2.10	28.29	to	27.07
2018	54,378	10.4667	to	19.3781	599,720	—	1.15	to	2.10	(11.02)	to	(11.88)
A71
2022	262,029	30.5840	to	34.8846	7,624,210	1.10	1.15	to	2.10	(5.51)	to	(6.41)
2021	276,394	32.3691	to	37.2757	8,500,155	0.64	1.15	to	2.10	26.37	to	25.17
2020	302,915	25.6146	to	29.7811	7,384,564	1.29	1.15	to	2.10	1.29	to	0.32
2019	350,122	25.2877	to	29.6851	8,445,040	1.03	1.15	to	2.10	22.19	to	21.03
2018	407,633	20.6951	to	24.5279	8,043,643	0.75	1.15	to	2.10	(6.93)	to	(7.83)
AM2
2022	30,748	22.9977	to	24.7160	667,155	—	1.15	to	2.10	(28.63)	to	(29.32)
2021	36,793	32.2253	to	34.9665	1,122,489	—	1.15	to	2.10	6.77	to	5.75
2020	48,513	30.1828	to	33.0656	1,394,660	1.10	1.15	to	2.10	28.11	to	26.88
2019	58,390	23.5601	to	26.0596	1,311,903	0.26	1.15	to	2.10	25.77	to	24.57
2018	83,344	18.7328	to	20.9196	1,489,030	0.41	1.15	to	2.10	(18.55)	to	(19.33)
A19
2022	24,303	38.4996	to	50.1272	888,247	—	1.15	to	2.10	(39.96)	to	(40.53)
2021	25,995	64.1253	to	84.2966	1,578,476	—	1.15	to	2.10	7.95	to	6.92
2020	25,694	59.4044	to	78.8431	1,462,606	—	1.15	to	2.10	51.87	to	50.42
2019	29,283	39.1145	to	52.4145	1,095,331	—	1.15	to	2.10	34.45	to	33.16
2018	36,986	29.0933	to	39.3612	1,030,841	—	1.15	to	2.10	(2.25)	to	(3.19)
A55
2022	135,267	23.9172	to	31.1679	4,020,511	1.41	1.15	to	1.85	(15.95)	to	(16.54)
2021	148,347	28.4574	to	37.3462	5,270,547	1.15	1.15	to	1.85	30.15	to	29.24
2020	169,439	21.8649	to	28.8971	4,752,286	1.39	1.15	to	1.85	13.56	to	12.76
2019	187,900	19.2548	to	25.6278	4,669,717	1.60	1.15	to	1.85	27.99	to	27.09
2018	204,976	15.0444	to	20.1653	4,012,741	1.66	1.15	to	1.85	(5.71)	to	(6.38)
A51
2022	51,581	18.5307	to	21.7582	1,235,146	—	1.15	to	1.85	(38.73)	to	(39.16)
2021	54,554	30.2421	to	35.7606	2,134,397	—	1.15	to	1.85	(7.14)	to	(7.79)
2020	56,954	32.5674	to	38.7827	2,386,011	1.06	1.15	to	1.85	65.23	to	64.07
2019	65,149	19.7105	to	23.6383	1,671,717	—	1.15	to	1.85	27.85	to	26.95
2018	71,398	15.4168	to	18.6196	1,423,897	—	1.15	to	1.85	0.26	to	(0.44)
C53
2022	24,117	26.4800			644,033	1.20	1.40			(9.37)
2021	30,862	29.2177			906,875	1.51	1.40			25.05
2020	33,248	23.3655			780,319	1.37	1.40			6.18
2019	40,162	22.0059			886,438	1.51	1.40			29.77
2018	41,517	16.9575			705,596	1.53	1.40			(6.18)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
L13
2022	6,385	$38.7761			$247,573	1.24%	1.40%			(7.72%)
2021	7,758	42.0205			325,999	0.99	1.40			24.47
2020	9,300	33.7608			313,962	1.48	1.40			3.79
2019	9,098	32.5283			295,931	1.71	1.40			27.10
2018	10,657	25.5925			272,728	1.42	1.40			(10.14)
F24
2022	325,601	44.6041	to	41.4518	13,537,339	0.25	1.15	to	2.10	(27.33)	to	(28.02)
2021	365,838	61.3800	to	55.3834	21,038,611	0.03	1.15	to	2.30	26.05	to	24.60
2020	422,383	48.6962	to	44.4507	19,365,539	0.08	1.15	to	2.30	28.73	to	27.25
2019	471,584	37.8268	to	34.9324	16,884,123	0.21	1.15	to	2.30	29.77	to	28.27
2018	542,333	29.1497	to	27.2331	15,002,121	0.43	1.15	to	2.30	(7.72)	to	(8.79)
F99
2022	359,509	34.2804	to	43.9576	12,269,969	0.35	1.15	to	2.30	(25.51)	to	(26.37)
2021	371,927	46.0193	to	59.6980	17,083,341	—	1.15	to	2.30	21.49	to	20.09
2020	465,466	37.8785	to	49.7100	17,526,406	0.04	1.15	to	2.30	41.90	to	40.26
2019	588,412	26.6943	to	35.4416	15,704,936	0.06	1.15	to	2.30	32.44	to	30.91
2018	712,706	20.1561	to	27.0729	14,400,361	0.04	1.15	to	2.30	(1.58)	to	(2.72)
F91
2022	86,726	18.0651	to	23.0811	1,486,071	0.57	1.15	to	2.10	(25.55)	to	(26.26)
2021	347,457	24.2634	to	31.2990	8,486,481	0.33	1.15	to	2.10	18.02	to	16.89
2020	347,509	20.5588	to	26.7755	7,248,029	0.22	1.15	to	2.10	14.01	to	12.91
2019	353,070	18.0332	to	23.7130	6,499,869	1.54	1.15	to	2.10	26.04	to	24.83
2018	371,338	14.3080	to	18.9956	5,441,772	2.50	1.15	to	2.10	(16.04)	to	(16.84)
FE3
2022	505,020	51.7046	to	41.5042	23,987,659	2.06	1.15	to	2.10	(9.21)	to	(10.08)
2021	591,037	56.9496	to	46.1588	31,035,581	0.89	1.15	to	2.10	3.25	to	2.26
2020	647,434	55.1553	to	43.4966	33,030,181	2.70	1.15	to	2.30	5.63	to	4.40
2019	678,307	52.2139	to	41.6626	32,898,089	0.31	1.15	to	2.30	16.04	to	14.69
2018	758,017	44.9955	to	36.3252	31,749,225	2.11	1.15	to	2.30	(11.57)	to	(12.61)
T20
2022	53,330	21.8030	to	17.0934	1,077,978	2.95	1.15	to	2.10	(8.66)	to	(9.54)
2021	61,230	23.8691	to	18.8951	1,343,875	1.82	1.15	to	2.10	2.97	to	1.98
2020	62,603	23.1800	to	18.5282	1,340,524	3.44	1.15	to	2.10	(2.29)	to	(3.23)
2019	66,799	23.6705	to	19.1469	1,470,652	1.69	1.15	to	2.10	11.24	to	10.18
2018	75,326	21.3238	to	17.3785	1,495,169	2.65	1.15	to	2.10	(16.41)	to	(17.22)
F56
2022	25,332	23.7964	to	18.5224	559,167	0.16	1.15	to	2.10	(12.52)	to	(13.35)
2021	26,462	27.2015	to	21.3765	669,353	1.09	1.15	to	2.10	3.67	to	2.68
2020	28,440	26.2393	to	20.8189	697,837	2.99	1.15	to	2.10	4.58	to	3.58
2019	29,533	25.0900	to	20.0992	694,267	2.84	1.15	to	2.10	13.83	to	12.75
2018	39,425	22.0873	to	17.8270	819,617	1.98	1.15	to	2.10	(15.82)	to	(16.64)
G30
2022	81,081	26.9231	to	25.0516	2,103,430	1.35	1.15	to	1.85	(7.43)	to	(8.09)
2021	87,072	29.0850	to	27.2570	2,448,631	1.15	1.15	to	1.85	22.72	to	21.85
2020	99,769	23.7003	to	22.3698	2,293,253	1.45	1.15	to	1.85	2.79	to	2.06
2019	107,422	23.0566	to	21.9187	2,408,601	1.52	1.15	to	1.85	24.49	to	23.61
2018	117,101	18.5203	to	17.7325	2,114,323	1.28	1.15	to	1.85	(9.50)	to	(10.15)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
521
2022	37,013	$44.4600	to	$37.2533	$1,278,436	0.31%	1.15%	to	1.70%	(22.30%)	to	(20.75%)
2021	38,721	55.7824	to	47.0044	1,691,218	0.45	1.15	to	1.70	22.38	to	21.69
2020	43,899	45.5809	to	38.6254	1,602,246	0.23	1.15	to	1.70	7.34	to	6.74
2019	48,856	42.4628	to	36.1871	1,681,207	0.49	1.15	to	1.70	23.42	to	22.73
2018	52,603	34.4043	to	29.4854	1,464,646	0.46	1.15	to	1.70	(9.67)	to	(10.18)
520
2022	67,372	31.1418	to	37.2168	1,956,184	—	1.15	to	2.10	(33.29)	to	(33.93)
2021	65,706	46.6828	to	56.3264	2,874,030	0.00	1.15	to	2.10	20.53	to	19.38
2020	81,708	38.7326	to	47.1839	2,997,168	0.09	1.15	to	2.10	38.89	to	37.56
2019	85,712	27.8875	to	34.3003	2,271,680	0.33	1.15	to	2.10	33.97	to	32.69
2018	88,518	20.8160	to	25.8491	1,739,776	0.45	1.15	to	2.10	(2.18)	to	(3.12)
G33
2022	100,548	11.3331	to	11.6105	1,300,522	3.15	1.15	to	1.85	(14.55)	to	(15.15)
2021	108,489	13.2622	to	13.6828	1,654,704	2.72	1.15	to	1.85	10.88	to	10.10
2020	121,479	11.9606	to	12.4271	1,697,556	1.60	1.15	to	1.85	5.58	to	4.84
2019	129,699	11.3284	to	11.8536	1,728,566	2.33	1.15	to	1.85	17.09	to	16.27
2018	153,984	12.4011	to	10.1949	1,772,488	1.89	1.15	to	1.85	(17.24)	to	(17.83)
G31
2022	115,809	31.1404	to	28.9740	3,494,277	0.80	1.15	to	2.05	(20.65)	to	(21.38)
2021	125,842	39.2451	to	36.8509	4,805,105	0.78	1.15	to	2.05	27.93	to	26.77
2020	144,157	30.6762	to	29.0699	4,314,841	0.87	1.15	to	2.05	16.20	to	15.14
2019	161,760	26.3984	to	25.2473	4,179,272	1.27	1.15	to	2.05	23.79	to	22.66
2018	192,379	21.3260	to	20.5839	3,994,005	1.15	1.15	to	2.05	(7.27)	to	(8.12)
O00
2022	47,564	11.8175	to	11.5189	564,359	—	1.15	to	2.10	(31.77)	to	(32.42)
2021	46,399	17.3211	to	17.0460	806,137	—	1.15	to	2.10	17.73	to	16.61
2020	48,250	14.7124	to	14.6183	708,295	—	1.15	to	2.10	47.12	to	46.18
V15
2022	366,288	25.9060	to	24.0212	9,189,277	—	1.15	to	1.85	(31.90)	to	(32.38)
2021	391,428	38.0864	to	35.5244	14,479,127	—	1.15	to	1.85	10.65	to	9.86
2020	442,986	34.4198	to	32.3347	14,870,443	0.07	1.15	to	1.85	40.73	to	39.73
2019	511,734	24.4581	to	23.1414	12,240,995	—	1.15	to	1.85	35.20	to	34.24
2018	596,295	18.0904	to	17.2392	10,579,240	—	1.15	to	1.85	(4.73)	to	(5.41)
V52
2022	3,895	24.6782	to	22.7529	84,978	—	1.35	to	2.10	(32.22)	to	(32.73)
2021	4,199	36.4092	to	33.8239	150,011	—	1.35	to	2.10	10.14	to	9.31
2020	4,558	33.0558	to	30.9423	147,742	—	1.35	to	2.10	40.08	to	39.02
2019	4,740	23.5977	to	22.2573	109,779	—	1.35	to	2.10	34.59	to	33.57
2018	4,650	17.5331	to	16.6629	80,163	—	1.35	to	2.10	(5.19)	to	(5.91)
A39
2022	298,250	23.6077	to	20.6213	6,157,753	0.90	1.15	to	1.85	(21.45)	to	(22.01)
2021	321,190	30.0544	to	26.4404	8,455,254	0.65	1.15	to	1.85	26.29	to	25.39
2020	370,766	23.7987	to	21.0870	7,711,112	1.32	1.15	to	1.85	12.55	to	11.75
2019	423,666	21.1449	to	18.8702	7,878,261	0.92	1.15	to	1.85	27.50	to	26.59
2018	480,956	16.5847	to	14.9067	7,053,454	0.88	1.15	to	1.85	(10.43)	to	(11.07)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AC3
2022	1,988	$34.0104	to	$24.0418	$61,643	0.64%	1.35%	to	1.85%	(21.82%)	to	(22.21%)
2021	1,953	43.5020	to	30.9072	77,417	0.45	1.35	to	1.85	25.67	to	25.03
2020	2,005	34.6172	to	24.7195	63,522	1.01	1.35	to	1.85	12.04	to	11.47
2019	2,363	30.8978	to	22.1757	64,870	0.16	1.35	to	1.85	26.93	to	26.29
2018	2,307	24.3418	to	16.9692	51,885	0.00	1.35	to	2.05	(10.83)	to	(11.47)
A21
2022	238,290	23.6275	to	17.9372	4,538,101	1.66	1.15	to	1.85	(19.23)	to	(19.81)
2021	281,978	29.2545	to	22.3681	6,720,256	1.24	1.15	to	1.85	4.68	to	3.94
2020	306,071	27.9456	to	21.5206	7,053,997	2.36	1.15	to	1.85	12.69	to	11.89
2019	341,830	24.7978	to	19.2338	7,061,511	1.55	1.15	to	1.85	27.11	to	26.20
2018	385,498	19.5091	to	15.2402	6,276,113	2.01	1.15	to	1.85	(15.95)	to	(16.55)
AC1
2022	4,587	29.4160	to	26.2303	129,582	1.35	1.35	to	2.10	(19.60)	to	(20.21)
2021	5,402	36.5873	to	32.8731	190,359	1.07	1.35	to	2.10	4.18	to	3.40
2020	5,332	35.1179	to	31.7929	180,983	2.16	1.35	to	2.10	12.20	to	11.35
2019	5,765	31.2983	to	28.5511	172,907	1.23	1.35	to	2.10	26.51	to	25.56
2018	6,087	24.7394	to	22.7396	146,557	1.80	1.35	to	2.10	(16.35)	to	(16.99)
I84[5]
2019	30,760	21.0887	to	19.5846	635,647	—	1.15	to	2.10	32.80	to	31.53
2018	50,067	15.8804	to	14.8897	780,118	—	1.15	to	2.10	(6.67)	to	(7.57)
I76
2022	42,724	22.4269	to	19.2827	913,677	—	1.15	to	2.10	(21.42)	to	(22.17)
2021	44,061	28.5396	to	24.7745	1,201,174	0.16	1.15	to	2.10	19.02	to	17.88
2020	50,273	23.9789	to	21.0159	1,155,560	0.36	1.15	to	2.10	25.78	to	24.58
2019	51,379	19.0643	to	16.8698	935,898	—	1.15	to	2.10	25.14	to	23.95
2018	58,207	15.2338	to	13.6101	849,477	—	1.15	to	2.10	(16.06)	to	(16.87)
J43
2022	30,694	40.3456	to	36.6188	1,184,730	0.45	1.15	to	1.85	(20.28)	to	(20.84)
2021	33,091	50.6074	to	46.2569	1,603,468	0.52	1.15	to	1.85	19.99	to	19.15
2020	35,618	42.1760	to	38.8227	1,444,996	0.98	1.15	to	1.85	12.38	to	11.59
2019	39,606	37.5310	to	34.7916	1,432,909	0.41	1.15	to	1.85	23.15	to	22.28
2018	49,548	30.5141	to	28.4520	1,460,607	0.38	1.15	to	1.85	(12.94)	to	(13.56)
J32
2022	55,124	51.8883	to	47.0189	2,742,288	0.52	1.15	to	1.85	(19.62)	to	(20.19)
2021	62,739	64.5529	to	58.9139	3,889,278	0.76	1.15	to	1.85	27.87	to	26.96
2020	80,027	50.4831	to	46.4032	3,885,805	0.78	1.15	to	1.85	23.83	to	22.95
2019	93,297	40.7673	to	37.7419	3,667,848	0.86	1.15	to	1.85	30.25	to	29.33
2018	103,271	31.2983	to	29.1833	3,131,269	0.81	1.15	to	1.85	(7.24)	to	(7.90)
L27[6]
2018	67,958	19.2409	to	26.4696	1,257,541	0.82	1.15	to	2.10	(24.55)	to	(25.27)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD8
2022	1,229,413	$9.3226	to	$8.4484	$11,153,814	1.15%	1.15%	to	2.10%	0.02%	to	(0.94%)
2021	1,271,565	9.3204	to	8.3723	11,515,773	—	1.15	to	2.30	(1.14)	to	(2.29)
2020	1,469,033	9.4277	to	8.5683	13,527,211	0.23	1.15	to	2.30	(0.92)	to	(2.08)
2019	1,711,269	9.5157	to	8.7503	15,969,168	1.62	1.15	to	2.30	0.48	to	(0.69)
2018	1,875,992	9.4632	to	8.8111	17,457,575	1.24	1.15	to	2.30	0.09	to	(1.07)
M07
2022	585,625	16.5036	to	15.4289	9,356,145	1.65	1.15	to	1.85	(10.61)	to	(11.24)
2021	653,490	18.4624	to	17.3837	11,748,952	1.78	1.15	to	1.85	12.82	to	12.01
2020	724,185	16.3649	to	15.5191	11,589,559	2.27	1.15	to	1.85	8.56	to	7.78
2019	852,836	15.0746	to	14.3983	12,612,911	2.28	1.15	to	1.85	19.01	to	18.17
2018	969,124	12.6662	to	12.1847	12,062,016	2.13	1.15	to	1.85	(6.69)	to	(7.36)
M35
2022	537,506	16.1022	to	14.7140	8,306,271	1.46	1.15	to	2.10	(10.87)	to	(11.72)
2021	601,770	18.0665	to	16.3875	10,483,070	1.60	1.15	to	2.30	12.53	to	11.23
2020	675,722	16.0550	to	14.7327	10,503,400	2.05	1.15	to	2.30	8.26	to	7.00
2019	773,368	14.8307	to	13.7683	11,141,837	2.07	1.15	to	2.30	18.74	to	17.37
2018	931,973	12.4903	to	11.7308	11,357,737	1.77	1.15	to	2.30	(6.96)	to	(8.04)
M31
2022	435,172	38.1869	to	30.5518	14,007,384	—	1.15	to	1.85	(32.41)	to	(32.89)
2021	479,109	56.5000	to	45.5272	23,018,402	—	1.15	to	1.85	22.13	to	21.26
2020	539,465	46.2633	to	37.5458	21,408,756	—	1.15	to	1.85	30.35	to	29.42
2019	605,974	35.4910	to	29.0102	18,705,947	—	1.15	to	1.85	36.58	to	35.60
2018	691,389	25.9861	to	21.3932	15,524,570	0.09	1.15	to	1.85	1.49	to	0.77
M80
2022	65,423	40.3526	to	52.4516	2,523,867	—	1.15	to	1.90	(32.59)	to	(33.10)
2021	69,635	59.8595	to	78.3989	3,987,382	—	1.15	to	1.90	21.82	to	20.90
2020	74,584	49.1368	to	45.2070	3,511,226	—	1.15	to	2.05	30.02	to	28.85
2019	88,783	37.7912	to	35.0863	3,213,825	—	1.15	to	2.05	36.20	to	34.97
2018	105,730	27.7477	to	37.1776	2,824,292	—	1.15	to	1.90	1.23	to	0.46
MF1
2022	495,184	30.2570	to	27.4198	14,409,891	—	1.15	to	2.10	(29.51)	to	(30.19)
2021	532,653	42.9232	to	39.2767	22,103,980	—	1.15	to	2.10	12.81	to	11.73
2020	614,252	38.0480	to	34.5807	22,655,730	—	1.15	to	2.30	34.92	to	33.35
2019	826,661	28.1998	to	25.9322	22,656,974	—	1.15	to	2.30	37.08	to	35.49
2018	990,040	20.5713	to	19.1395	19,862,734	—	1.15	to	2.30	0.08	to	(1.09)
M05
2022	398,567	18.2010	to	17.1365	7,066,132	—	1.15	to	1.85	(30.56)	to	(31.05)
2021	407,560	26.2101	to	24.8539	10,426,785	—	1.15	to	1.85	0.64	to	(0.08)
2020	436,260	26.0432	to	24.8728	11,129,273	—	1.15	to	1.85	44.22	to	43.20
2019	536,209	18.0575	to	17.3698	9,513,210	—	1.15	to	1.85	40.09	to	39.09
2018	669,911	12.8901	to	12.4881	8,501,147	—	1.15	to	1.85	(2.60)	to	(3.30)
M42
2022	399,820	17.7949	to	16.4148	6,859,544	—	1.15	to	2.10	(30.80)	to	(31.46)
2021	390,506	25.7145	to	23.9486	9,730,936	—	1.15	to	2.10	0.41	to	(0.55)
2020	405,073	25.6106	to	23.7718	10,094,486	—	1.15	to	2.30	43.91	to	42.25
2019	521,084	17.7964	to	16.7116	9,057,388	—	1.15	to	2.30	39.65	to	38.04
2018	652,069	12.7433	to	12.1060	8,148,077	—	1.15	to	2.30	(2.85)	to	(3.98)
M06
2022	589,944	10.2604	to	9.2982	5,846,995	2.67	1.15	to	2.10	(14.91)	to	(15.73)
2021	726,553	12.0587	to	11.0341	8,466,471	2.70	1.15	to	2.10	(1.94)	to	(2.89)
2020	747,124	12.2976	to	11.3623	8,908,870	3.26	1.15	to	2.10	7.23	to	6.19
2019	898,025	11.4684	to	10.6996	10,017,071	3.42	1.15	to	2.10	8.95	to	7.90
2018	919,114	10.5261	to	9.9160	9,444,772	2.73	1.15	to	2.10	(2.22)	to	(3.17)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M33
2022	407,403	$27.7689	to	$25.1652	$10,887,060	0.47%	1.15%	to	2.10%	(18.15%)	to	(18.94%)
2021	451,965	33.9273	to	31.0452	14,841,583	0.53	1.15	to	2.10	23.38	to	22.19
2020	493,818	27.4978	to	25.4066	13,188,439	0.72	1.15	to	2.10	15.26	to	14.15
2019	560,990	23.8566	to	22.2575	13,041,722	0.78	1.15	to	2.10	31.43	to	30.17
2018	648,988	18.1511	to	17.0992	11,514,380	0.67	1.15	to	2.10	(5.46)	to	(6.38)
M44
2022	467,877	15.5654	to	14.6551	7,120,798	2.36	1.15	to	1.85	(0.39)	to	(1.10)
2021	551,346	15.6263	to	14.8176	8,437,129	1.70	1.15	to	1.85	12.79	to	11.99
2020	637,525	13.8539	to	13.2311	8,672,423	2.46	1.15	to	1.85	4.69	to	3.95
2019	755,367	13.2329	to	12.7289	9,841,751	4.04	1.15	to	1.85	23.64	to	22.76
2018	861,689	10.7023	to	10.3685	9,104,625	1.08	1.15	to	1.85	(0.10)	to	(0.81)
M40
2022	120,722	15.2279	to	14.0470	1,768,249	2.22	1.15	to	2.10	(0.67)	to	(1.62)
2021	139,543	15.3310	to	14.2781	2,068,906	1.54	1.15	to	2.10	12.52	to	11.44
2020	152,285	13.6256	to	12.8120	2,017,815	2.23	1.15	to	2.10	4.40	to	3.41
2019	183,851	13.0508	to	12.3900	2,341,570	3.53	1.15	to	2.10	23.37	to	22.19
2018	239,308	10.5787	to	10.1398	2,480,502	0.81	1.15	to	2.10	(0.35)	to	(1.31)
M83
2022	1,358,999	26.2609	to	23.7987	34,386,230	1.37	1.15	to	2.10	(6.98)	to	(7.87)
2021	1,560,322	28.2305	to	25.8322	42,575,705	1.33	1.15	to	2.10	24.03	to	22.83
2020	1,790,880	22.7619	to	20.6874	39,542,680	1.57	1.15	to	2.30	2.29	to	1.10
2019	1,923,885	22.2516	to	20.4623	41,683,775	2.11	1.15	to	2.30	28.32	to	26.83
2018	2,201,063	17.3402	to	16.1334	37,294,693	1.50	1.15	to	2.30	(11.12)	to	(12.16)
MB6
2022	137,781	31.9123	to	29.8418	4,056,008	1.10	1.15	to	1.85	(16.96)	to	(17.55)
2021	158,091	38.4296	to	36.1936	5,645,783	1.10	1.15	to	1.85	28.05	to	27.14
2020	185,651	30.0106	to	28.4669	5,191,792	1.65	1.15	to	1.85	14.02	to	13.21
2019	206,026	26.3199	to	25.1455	5,067,678	1.50	1.15	to	1.85	27.70	to	26.80
2018	266,422	20.6100	to	19.8315	5,135,432	1.36	1.15	to	1.85	(8.80)	to	(9.45)
MB7
2022	76,231	34.2505	to	36.0574	2,447,592	0.86	1.15	to	2.10	(17.17)	to	(17.95)
2021	78,929	41.3479	to	43.9479	3,068,836	0.91	1.15	to	2.10	27.70	to	26.48
2020	87,198	32.3788	to	33.4811	2,662,895	1.35	1.15	to	2.30	13.74	to	12.42
2019	100,649	28.4682	to	29.7815	2,703,908	1.23	1.15	to	2.30	27.39	to	25.93
2018	112,959	22.3467	to	23.6501	2,397,243	1.14	1.15	to	2.30	(9.05)	to	(10.11)
M96
2022	259,910	16.3276	to	14.1164	3,933,779	2.00	1.15	to	1.85	(13.25)	to	(13.87)
2021	303,949	18.8223	to	16.3897	5,331,002	2.17	1.15	to	1.85	(3.01)	to	(3.70)
2020	308,930	19.4055	to	17.0187	5,605,124	3.08	1.15	to	1.85	5.16	to	4.41
2019	286,603	18.4524	to	16.2991	4,963,279	2.94	1.15	to	1.85	5.31	to	4.56
2018	328,251	17.5213	to	15.5876	5,411,512	3.18	1.15	to	1.85	(0.68)	to	(1.39)
MD2
2022	181,135	13.5568	to	10.4226	2,253,571	1.75	1.15	to	2.10	(13.45)	to	(14.28)
2021	196,553	15.6639	to	12.1584	2,836,361	1.93	1.15	to	2.10	(3.26)	to	(4.19)
2020	203,260	16.1925	to	12.2278	3,046,330	2.63	1.15	to	2.30	4.89	to	3.68
2019	222,770	15.4370	to	11.7935	3,177,543	2.76	1.15	to	2.30	5.13	to	3.92
2018	252,842	14.6841	to	11.3491	3,443,422	2.96	1.15	to	2.30	(0.99)	to	(2.13)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA6
2022	703,624	$23.4779	to	$11.3863	$13,074,330	5.34%	1.15%	to	2.10%	-11.53%	to	-12.38%
2021	826,321	26.5381	to	12.9955	17,459,794	4.90	1.15	to	2.10	2.31	to	1.32
2020	877,302	25.9393	to	12.6165	18,327,314	5.62	1.15	to	2.30	3.89	to	2.67
2019	924,476	24.9689	to	12.2878	18,791,657	5.64	1.15	to	2.30	13.50	to	12.18
2018	1,010,457	21.9989	to	10.9535	18,155,054	5.57	1.15	to	2.30	(4.19)	to	(5.31)
MA3
2022	120,013	23.2432	to	20.3268	2,545,742	5.23	1.15	to	2.10	(11.80)	to	(12.64)
2021	142,732	26.3539	to	23.2688	3,455,051	4.85	1.15	to	2.10	1.90	to	0.93
2020	149,437	25.8628	to	22.2159	3,570,106	5.31	1.15	to	2.30	3.64	to	2.45
2019	171,486	24.9537	to	21.6857	3,959,396	5.33	1.15	to	2.30	13.12	to	11.82
2018	209,128	22.0591	to	19.3937	4,286,385	4.71	1.15	to	2.30	(4.36)	to	(5.47)
MD6
2022	416,179	34.6421	to	30.0487	11,602,182	0.10	1.15	to	1.85	(20.18)	to	(20.74)
2021	437,869	43.3982	to	37.9134	15,360,533	0.24	1.15	to	1.85	24.54	to	23.65
2020	474,974	34.8469	to	30.6610	13,469,034	0.45	1.15	to	1.85	21.13	to	20.26
2019	518,020	28.7689	to	25.4950	12,210,688	0.57	1.15	to	1.85	38.36	to	37.38
2018	617,900	20.7928	to	18.5586	10,501,822	0.57	1.15	to	1.85	(0.35)	to	(1.06)
MB3
2022	109,411	36.3596	to	40.1986	3,762,669	—	1.15	to	2.10	(20.37)	to	(21.13)
2021	117,581	45.6613	to	50.9680	5,089,165	0.03	1.15	to	2.10	24.21	to	23.03
2020	134,308	36.7599	to	41.4271	4,695,475	0.22	1.15	to	2.10	20.79	to	19.64
2019	159,764	30.4325	to	34.6275	4,625,686	0.34	1.15	to	2.10	37.98	to	36.67
2018	194,005	22.0555	to	25.3373	4,079,658	0.33	1.15	to	2.10	(0.59)	to	(1.54)
MB8
2022	299,203	49.7247	to	40.0306	12,647,367	0.76	1.15	to	2.10	(19.31)	to	(20.08)
2021	321,975	61.6247	to	50.0876	16,959,161	0.86	1.15	to	2.10	28.15	to	26.93
2020	399,198	48.0883	to	38.4858	16,443,783	0.85	1.15	to	2.30	1.06	to	(0.11)
2019	417,701	47.5859	to	38.5292	17,151,573	0.72	1.15	to	2.30	25.32	to	23.88
2018	479,741	37.9715	to	31.1030	15,743,834	0.80	1.15	to	2.30	(6.20)	to	(7.29)
MF6
2022	231,683	51.0245	to	27.9325	8,778,837	1.62	1.15	to	2.10	(27.77)	to	(28.46)
2021	233,702	70.6402	to	39.0469	12,353,892	1.48	1.15	to	2.10	28.64	to	27.41
2020	289,933	54.9111	to	31.1405	11,937,752	4.73	1.15	to	2.30	0.33	to	(0.84)
2019	301,980	54.7326	to	31.4057	12,502,760	3.62	1.15	to	2.30	25.43	to	23.97
2018	340,913	43.6360	to	25.3328	11,290,606	4.01	1.15	to	2.30	(4.14)	to	(5.26)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG3
2022	670,583	$30.8879	to	$26.7803	$19,561,063	0.98%	1.15%	to	2.10%	(9.83%)	to	(10.69%)
2021	748,910	34.2557	to	29.9859	24,305,255	0.79	1.15	to	2.10	29.48	to	28.25
2020	891,391	26.4556	to	22.7792	22,426,346	1.23	1.15	to	2.30	2.67	to	1.49
2019	965,257	25.7671	to	22.4459	23,746,469	1.27	1.15	to	2.30	29.61	to	28.12
2018	1,156,701	19.8799	to	17.5194	22,033,453	0.86	1.15	to	2.30	(12.47)	to	(13.49)
PK8
2022	314,513	30.2524	to	23.9423	8,719,994	4.81	1.15	to	2.10	(16.69)	to	(17.49)
2021	348,864	36.3134	to	29.0185	11,649,357	4.48	1.15	to	2.10	(3.68)	to	(4.61)
2020	356,522	37.7024	to	29.3144	12,404,399	4.56	1.15	to	2.30	5.49	to	4.26
2019	373,747	35.7416	to	28.1177	12,382,271	4.42	1.15	to	2.30	13.49	to	12.17
2018	402,988	31.4931	to	25.0668	11,777,882	4.13	1.15	to	2.30	(5.82)	to	(6.93)
P06
2022	224,114	17.1258	to	14.5870	3,557,373	6.97	1.15	to	2.10	(12.91)	to	(13.75)
2021	257,072	19.6647	to	16.9123	4,689,566	4.95	1.15	to	2.10	4.41	to	3.40
2020	257,143	18.8348	to	16.3562	4,525,863	1.42	1.15	to	2.10	10.44	to	9.38
2019	275,610	17.0539	to	14.9542	4,412,030	1.67	1.15	to	2.10	7.21	to	6.18
2018	298,910	15.9068	to	14.0841	4,480,452	2.47	1.15	to	2.10	(3.32)	to	(4.26)
P07
2022	1,229,688	16.6856	to	13.6919	18,946,896	2.60	1.15	to	2.10	(15.28)	to	(16.10)
2021	1,382,697	19.6955	to	16.3188	25,226,187	1.82	1.15	to	2.10	(2.39)	to	(3.33)
2020	1,429,861	20.1780	to	16.6075	26,820,334	2.13	1.15	to	2.30	7.42	to	6.17
2019	1,541,674	18.7840	to	15.6425	27,006,343	3.01	1.15	to	2.30	7.14	to	5.89
2018	1,655,053	17.5327	to	14.7722	27,144,601	2.53	1.15	to	2.30	(1.67)	to	(2.82)
R03
2022	26,762	36.5252	to	62.3478	988,514	—	1.15	to	2.10	(34.90)	to	(35.52)
2021	29,733	56.1044	to	96.6909	1,702,670	—	1.15	to	2.10	24.10	to	22.92
2020	33,536	45.2084	to	78.6624	1,543,565	0.31	1.15	to	2.10	43.29	to	41.92
2019	41,843	31.5499	to	55.4260	1,357,511	0.11	1.15	to	2.10	35.29	to	34.00
2018	56,955	23.3202	to	41.3627	1,316,365	—	1.15	to	2.10	(2.94)	to	(3.87)
R02
2022	13,163	30.8982	to	46.3010	428,442	0.36	1.15	to	2.10	(31.07)	to	(31.72)
2021	17,948	44.8223	to	67.8128	824,729	0.35	1.15	to	2.10	40.55	to	39.21
2020	19,769	31.8900	to	48.7113	644,205	0.86	1.15	to	2.10	18.65	to	17.51
2019	23,230	26.8778	to	41.4518	632,667	1.09	1.15	to	2.10	43.38	to	42.01
2018	33,761	18.7463	to	29.1894	621,668	0.18	1.15	to	2.10	(11.36)	to	(12.21)

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) merged into Sub-Account O00 on April 30, 2020.
[6]	Lord Abbett Series Fund- International Opportunities Portfolio VC Sub-Account (L27) merged into Sub-Account MD8 on July 31, 2019.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2022 and 2021 and for the Years

Ended December 31, 2022, 2021 and 2020 and

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company:

Opinions

We have audited the financial statements of Delaware Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for the years then ended, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for the years then ended in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Other Matter

The accompanying financial statements of the Company for the year ended December 31, 2020 were audited by other auditors whose report thereon, dated April 28, 2021, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to accounting practices prescribed or permitted by the Delaware Department of Insurance.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

April 26, 2023

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2022 AND 2021 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

ADMITTED ASSETS	2022	2021
GENERAL ACCOUNT ASSETS
Bonds	$14,325,528	$13,204,813
Preferred stocks	1,121,391	1,227,981
Common stocks	303,211	551,699
Mortgage loans on real estate	1,387,817	960,456
Cash, cash equivalents and short-term investments	3,141,676	2,399,198
Contract loans	353,608	373,116
Derivatives	609,047	481,781
Other invested assets	1,234,843	1,567,791
Mortgage escrow funds	9,140	1,798
Receivables for securities	286,580	470,229
Investment income due and accrued	344,590	256,611
Amounts recoverable from reinsurers	11,343	11,442
Other amounts receivable under reinsurance contracts	2,426	1,416
Current federal and foreign income tax recoverable	—	11,936
Net deferred tax asset	39,949	11,533
Electronic data processing equipment and software	—	327
Receivables from parent, subsidiaries and affiliates	124,534	2,317
Reinsurance deposit asset	174,387	144,802
Other assets	29,503	23,505

Total General Account assets	23,499,573	21,702,751
SEPARATE ACCOUNT ASSETS	17,680,811	22,677,937

TOTAL ADMITTED ASSETS	$41,180,384	$44,380,688

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS (CONTINUED)

AS OF DECEMBER 31, 2022 AND 2021 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

LIABILITIES, CAPITAL STOCK AND SURPLUS	2022	2021
GENERAL ACCOUNT LIABILITIES
Aggregate reserve for life contracts	$17,305,820	$16,058,883
Aggregate reserve for accident and health contracts	—	983
Liability for deposit-type contracts	1,562,961	1,363,403
Contract claims	37,646	36,656
Other amounts payable on reinsurance	15,233	22,710
Interest maintenance reserve	16,243	27,764
Commissions to agents due or accrued	13,135	31,701
General expenses due or accrued	34,017	33,178
Transfers from Separate Accounts due or (accrued), net	(113,545)	(109,403)
Remittances and items not allocated	66,421	24,935
Borrowed money and accrued interest thereon	—	93,000
Asset valuation reserve	147,618	234,423
Payable for securities	1,152,825	1,101,003
Payable to parent and affiliates	27,149	57,428
Funds held under reinsurance treaties with unauthorized and certified reinsurers	256,195	253,772
Funds held under coinsurance	191,505	152,630
Derivatives	458,298	155,408
Current federal and foreign income taxes	23,631	—
Other liabilities	59,777	87,936

Total General Account liabilities	21,254,929	19,626,410
SEPARATE ACCOUNT LIABILITIES	17,680,809	22,677,936

Total liabilities	38,935,738	42,304,346

CAPITAL STOCK AND SURPLUS
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437

Surplus notes	390,213	390,213
Gross paid in and contributed surplus	1,475,920	1,425,920
Unassigned funds	372,076	253,772

Total surplus	2,238,209	2,069,905

Total capital stock and surplus	2,244,646	2,076,342

TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$41,180,384	$44,380,688

See notes to the statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
INCOME:
Premiums and annuity considerations	$2,436,071	$2,292,669	$2,668,116
Considerations for supplementary contracts with life contingencies	26,204	29,963	29,823
Net investment income	1,113,550	882,824	439,413
Amortization of interest maintenance reserve	4,436	8,765	6,154
Commissions and expense allowances on reinsurance ceded	104,874	108,257	108,465
Reserve adjustments on reinsurance ceded	(897,173)	(1,306,501)	(1,298,243)
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	336,073	377,490	337,386
Investment (expense) income on reinsurance deposit asset	(154,844)	(416,413)	(159,574)
Reinsurance experience refund	105,218	116,031	119,915
Other income	51,986	60,852	59,147

Total Income	3,126,395	2,153,937	2,310,602
BENEFITS AND EXPENSES:
Death benefits	154,335	176,117	118,761
Annuity benefits	345,465	324,008	285,426
Health benefits	1,639	1,086	867
Surrender benefits and withdrawals for life contracts	1,295,060	1,423,589	1,116,537
Interest and adjustments on contract or deposit-type contract funds	60,691	23,609	(6,582)
Payments on supplementary contracts with life contingencies	45,362	46,079	45,475
Increase in aggregate reserves for life and accident and health contracts	1,245,954	862,341	1,697,602

Total Benefits	3,148,506	2,856,829	3,258,086
Commissions on premiums, annuity considerations and deposit-type contract funds (direct business only)	188,091	286,433	198,030
Commissions and expense allowances on reinsurance assumed	118	117	117
General insurance expenses	278,295	239,504	201,758
Insurance taxes, licenses and fees, excluding federal income taxes	6,119	5,995	5,077
Net transfers from Separate Accounts net of reinsurance	(833,857)	(1,231,685)	(1,130,355)
Investment (income) expense on funds held	47,393	(241,024)	(427,684)
Other (benefits) deductions	63	(14)	(105)

Total Benefits and Expenses	2,834,728	1,916,155	2,104,924
Net income from operations before federal income tax benefit and net realized capital gains (losses)	291,667	237,782	205,678
Federal income tax expense (benefit), excluding tax on capital gains (losses)	46,564	(3,242)	(11,980)

Net income from operations after federal income taxes and before net realized capital gains (losses)	245,103	241,024	217,658
Net realized capital gains (losses) less capital gains tax and transfers to the interest maintenance reserve	14,186	(25,644)	2,892

NET INCOME	$259,289	$215,380	$220,550

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$2,076,342	$1,598,546	$1,583,313
Net income	259,289	215,380	220,550
Change in net unrealized capital gains (losses), net of deferred income tax	(345,740)	(252,870)	250,146
Change in net unrealized foreign exchange capital gains (losses)	(10,232)	(4,216)	(14,693)
Change in net deferred income tax	26,762	(9,504)	(55,015)
Change in nonadmitted assets	2,654	33,569	(1,091)
Change in liability for reinsurance in unauthorized and certified companies	—	649	(64)
Change in reserve on account of change in valuation basis	—	—	(3,440)
Change in asset valuation reserve	66,457	56,244	(39,777)
Change in surplus notes	—	(167,287)	(7,500)
Contributed surplus	50,000	647,981	7,500
Dividends to stockholder	(100,000)	(200,000)	(65,000)
Prior period adjustment net of tax	33,174	(7,023)	—
Investment (expense) income on funds held - unrealized	185,983	165,444	(276,383)
Other capital changes	(43)	(571)	—

CAPITAL STOCK AND SURPLUS, END OF YEAR	$2,244,646	$2,076,342	$1,598,546

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$2,824,909	$2,660,490	$2,834,692
Net investment income	1,086,575	1,084,347	821,102
Miscellaneous income	389,289	439,383	398,273

Total receipts	4,300,773	4,184,220	4,054,067
Benefits and loss related payments	(2,960,471)	(3,409,491)	(2,765,571)
Net transfers from Separate Accounts	829,715	1,207,730	1,277,916
Commissions, expenses paid and aggregate write-ins for deductions	(502,314)	(533,179)	(398,428)
Federal and foreign income taxes recovered (paid)	(11,000)	27,515	16,131

Total payments	(2,644,070)	(2,707,425)	(1,869,952)

Net cash from operations	1,656,703	1,476,795	2,184,115

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured, repaid or received
Bonds	2,998,524	4,986,107	4,376,490
Stocks	381,570	599,109	20,830
Mortgage loans	332,138	196,789	217,263
Other Invested Assets	351,593	40,559	65,644
Net gains or (losses) on cash, cash equivalents and short-term investments	—	(11)	8
Miscellaneous proceeds	235,472	440,989	35,887

Total investment proceeds	4,299,297	6,263,542	4,716,122
Cost of investments acquired (long-term only):
Bonds	(4,182,569)	(5,496,463)	(6,153,104)
Stocks	(89,351)	(850,942)	(284,871)
Mortgage loans	(757,256)	(696,196)	(156,028)
Other Invested Assets	(74,038)	(328,732)	(122,239)
Miscellaneous applications	(80,612)	(184,607)	(611,706)

Total investments acquired	(5,183,826)	(7,556,940)	(7,327,948)
Net decrease in contract loans and premium notes	19,540	18,996	8,853

Net cash from investments	(864,989)	(1,274,402)	(2,602,973)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Bilateral loan agreement with affiliate	(215,217)	93,000	—
Net deposits on deposit-type contracts and other liabilities	199,557	421,507	270,051
Surplus notes	—	—	(7,500)
Capital and paid in surplus	50,000	479,249	107,500
Dividends to stockholders	(100,000)	(200,000)	(65,000)
Other cash provided (applied)	16,424	1,746	34,368

Net cash from financing and miscellaneous sources	(49,236)	795,502	339,419

Net change in cash, cash equivalents and short-term investments	742,478	997,895	(79,439)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	2,399,198	1,401,303	1,480,742

End of year	$3,141,676	$2,399,198	$1,401,303

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES

	2022	2021	2020
Exchanges and transfers of invested assets	$218,534	$729,264	$525,652
Modified coinsurance reserve adjustment - net (including premium, miscellaneous income, and benefits)	897,173	1,306,501	1,298,243
Capitalized interest	36,536	—	—
Payable to subsidiary for SSAP 72 capital contribution	—	35,000	—
Transfer Lackawanna Casualty to Clear Spring PC Holdings, LLC	—	169,037	—
Surplus note and related interest forgiveness/capital contribution	—	168,732	—
Lackawanna dividend received - invested assets	—	—	19,999
Subsidiary return of capital - invested assets and related accrued interest transferred	—	7,167	—

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

1.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Delaware Life Insurance Company (the “Company”), is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct, wholly-owned subsidiary of DLIC Sub-Holdings, LLC (“DLSH”), a Delaware limited liability company. DLSH was formed in the first quarter of 2022 as a new holding company subsidiary of the Company’s former parent, DLIC Holdings, LLC (“DLH”) (formerly known as Group One Thousand One, LLC).

The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The business of the Company includes the issuance, administration and servicing of a variety of wealth accumulation products, protection products, and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, and group life and disability insurance.

In the normal course of business, the Company reinsures portions of its individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements.

BASIS OF PRESENTATION - ACCOUNTING PRACTICES

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware. The Company has no permitted or prescribed practices that differ from NAIC SAP.

There was no difference in the Company’s net income (loss) or capital stock and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020.

Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The effects on the financial statements of the differences between NAIC SAP and GAAP are not reasonably determinable and are presumed to be material. The primary differences between GAAP and NAIC SAP can be summarized as follows:

•

The Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”) are eliminated with unrealized gains and losses reported directly in equity and realized gains and losses reported in income;

•	Certain assets designated under NAIC SAP as “nonadmitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Certain policy acquisition costs and sales inducements are deferred and amortized over the estimated life of the policies for GAAP rather than charged to operations as incurred;

•

Policy and contract reserves for traditional life insurance are based on best estimates of expected mortality, morbidity, persistency and interest for GAAP rather than based on prescribed methodologies;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

•

Policy reserves on universal life and certain investment products are reported at account value, including additional liabilities for certain guaranteed benefits such as lifetime income benefit riders valued using actuarial assumptions for GAAP, rather than using prescribed statutory methodologies under NAIC SAP;

•	Certain premiums for life and annuity contracts are recognized as deposits for GAAP rather than recorded as premiums in the period received;

•

Investments in wholly owned insurance subsidiaries, other entities under the control of the Company, and certain variable interest entities are consolidated in the Company’s financial statements rather than being carried at the Company’s share of the underlying audited GAAP equity or statutory surplus of a domestic insurance subsidiary;

•

The carrying value of investments in subsidiaries is adjusted for any unamortized goodwill as provided for in Statement of Statutory Accounting Principles (“SSAP”) No. 68, Business Combinations and Goodwill (“SSAP No. 68”). Goodwill includes direct costs of an acquisition that are expensed under GAAP. Admissibility of goodwill is subject to certain limitations, and is amortized to unrealized gains and losses. Amortization of goodwill is elective for private companies under GAAP and is amortized to expense;

•

For equity method investments under GAAP, investee earnings and losses are reported in income and dividends of undistributed earnings reduce the carrying value of the investment. Under NAIC SAP, investee earnings and losses are reported as a change in unrealized gain/loss in capital and surplus, while dividends of accumulated undistributed earnings are reported in investment income;

•

Bonds designated as available for sale and trading securities are reported at fair value for GAAP rather than at amortized cost (or lower of cost or market for bonds with NAIC designations of 6), with unrealized gains and losses reported in equity and income, respectively;

•

Equity/fund investments such as mutual funds and exchange traded funds are classified as equity securities and reported at fair value with changes in fair value reported in earnings under GAAP. Under NAIC SAP, these qualify for special bond treatment and are reported using the systematic valuation method;

•

All equity securities, excluding equity method investments, are carried at fair value with changes in fair value reported in earnings for GAAP rather than as unrealized gains and losses in capital and surplus for NAIC SAP;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for NAIC SAP. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for NAIC SAP;

•

The statements of cash flow reconcile to changes in cash, cash equivalents and restricted cash for GAAP. Under NAIC SAP, the Statutory Statements of Cash Flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. A reconciliation of net income to net cash provided by operating activities is not required;

•

Generally, changes in deferred taxes are reported as a component of net income under GAAP. Under NAIC SAP, changes in deferred taxes are direct adjustments to surplus and separately reported in the Statutory Statements of Changes in Capital Stock and Surplus;

•	Money market funds are classified as short-term investments under GAAP and cash equivalents under NAIC SAP;

•

Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under statutory accounting principles;

•

Contracts that contain an embedded derivative, including fixed index annuities, are bifurcated from the host contract and accounted for separately under GAAP. Under NAIC SAP, contracts that contain an embedded derivative are not bifurcated and are accounted for as part of the host contract;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

•

Surplus notes designated as available for sale are reported at fair value for GAAP rather than at amortized cost for surplus notes with a NAIC rating of 1 or 2. Surplus notes with a NAIC rating 3-6 are reported at the lower of amortized cost or fair value; and

•

The majority of derivatives are carried at fair value on both a GAAP and statutory accounting basis. Unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus on a statutory basis. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Delaware requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and other-than-temporary-impairments (“OTTI”) of investments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses. For securities in an unrealized loss position, management has the positive intent and ability to hold the securities until recovery.

INVESTMENTS

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities - Revised, (“SSAP No. 43R”) includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with Securities

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Valuation Office (“SVO”) assigned NAIC designations. Interest income on bonds, MBS and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3.

Preferred Stocks and Common Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32R, Investments in Preferred Stock (“SSAP No. 32R”). Effective January 1, 2021, perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value and can not exceed effective call price. Redeemable preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6. Redeemable preferred stocks with an NAIC rating designation of 4, 5, or 6 are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value, except for investments in subsidiaries. The latter are carried based on the underlying audited statutory equity of the subsidiary for insurance subsidiaries and audited GAAP equity for non-insurance subsidiaries. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”). OTTI on stocks is evaluated under the methodology described in Note 3.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statements of Admitted Assets, Liabilities and Capital Stock and Surplus on the loan’s trade date. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and the Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Cash, Cash Equivalents, and Short-Term Investments

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value. Short-term investments, with the exception of money market instruments which are carried at fair value per SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”), include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps and swaptions. Derivatives are accounted for in accordance with SSAP No. 86, Derivatives (“SSAP No. 86”).

Interest rate swaps are employed for duration matching purposes, in replication transactions, and to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies. Interest rate swaps are reported at fair value except those used in replication transactions which are reported at amortized cost. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain fixed index annuity (“FIA”) contracts. The interest credited on these products is based on the changes in the indices. These instruments are purchased directly or through its wholly owned investment subsidiary, DL Investment Holdings 2016-1, LLC (“DLIH 2016-1”). Options purchased and held by the Company are reported at fair value with changes in fair value recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income. Income distributions from DLIH 2016-1 are reported as a component of net investment income.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus.

Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

Other Invested Assets

Other invested assets include low income housing tax credits (“LIHTCs”), surplus debentures, non-rated residual tranches on asset-backed securities, and collateral loans. The Company also has ownership interests in joint ventures, partnerships and LLCs which are carried at values based on the audited GAAP equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP No. 48”), and SSAP No. 93, Low Income Housing Tax Credit Property Investments (“SSAP No. 93”). Audited financial statements for these investments are received on an annual basis. OTTI on other invested assets is evaluated under the methodology described in Note 3.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

The Company participates in repurchase agreements where the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities at a stated price on a specified date. The Company accounts for repurchase agreements as short-term borrowings reported as liabilities under payable for securities. The Company also participates in reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities at a stated price on a specified date. The Company accounts for the amount paid for securities under the reverse repurchase agreements as short-term investments.

NET INVESTMENT INCOME AND ACCRUED INVESTMENT INCOME

Investment income is recorded when earned. Dividends are recorded on the ex-dividend date.

Accrued investment income is comprised of accrued interest on bonds, preferred stock, short-term investments, mortgage loans, contract loans, other invested assets and dividends declared but not yet received on common stock. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus in the Statutory Statements of Changes in Capital Stock and Surplus, with the exception of mortgage loans. Accrued investment income on mortgage loans is recorded as investment income when such interest is deemed collectible, except for interest that is 180 days past due.

POLICY AND CONTRACT RESERVES

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of benefits. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Unpaid losses and claims adjustment expenses for health insurance contracts include an amount determined from individual case estimates and loss reports, if necessary. An amount based on past experience and current payment trends is estimated for losses incurred but not reported. Such liabilities are necessarily based on assumptions and estimates and, while management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liabilities are continually reviewed and any adjustments are reflected in the period determined.

DEPOSIT-TYPE CONTRACTS

Liabilities for funding agreements, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial standards and methods including use of prescribed interest rates.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds, mortgage loans, and derivatives, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred tax assets (“DTAs”), net of any nonadmitted portion, and deferred tax liabilities (“DTLs”) are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and deferred tax liabilities are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross deferred tax assets are first reduced by a statutory valuation allowance, if deemed appropriate. The Company then determines the admissibility of the remaining net deferred tax assets, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP.

FUNDS HELD UNDER COINSURANCE AND REINSURANCE

Certain of the Company’s individual life insurance, annuity, and group insurance policies are reinsured on a coinsurance and funds held coinsurance basis with both affiliated and unaffiliated companies using indemnity reinsurance agreements. The Company accounts for funds held under coinsurance in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). The amounts withheld by the Company under these arrangements are recorded as liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus.

SEPARATE ACCOUNTS

The assets and liabilities of the separate account shown in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus are reported at fair value or if there is no readily available market, then in accordance with the valuation procedures in the applicable contract. These represent funds that are segregated and maintained for the benefit of separate account contract-holders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

PREMIUM REVENUE

Life insurance premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received.

COMMISSIONS AND EXPENSE ALLOWANCES

Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred in accordance with SSAP No. 71, Policy Acquisition Costs and Commissions (“SSAP No. 71”).

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Revisions to SSAP No. 71 were adopted with an effective date of December 31, 2021. The revisions modified SSAP No. 71 such that an insurance entity cannot use levelized commission arrangements to delay establishment of a liability regardless of how the arrangement is structured with regards to policy persistency or timing of payment. The Company reviewed its commission programs as a result of the adoption of changes to SSAP No. 71, which apply to contracts in effect as of December 31, 2021. As a result, the Company made one-time, accelerated payments totaling $72.0 million in settlement of all material levelized commission arrangements. The settlements are reported in the Statutory Statement of Operations as commissions on premiums, annuity considerations, and deposit-type contract funds (direct business only). As of December 31, 2021, the Company had no material levelized commission arrangements.

In December 2021, the Company early adopted the revisions to SSAP No. 43R related to the accounting and reporting for non-rated residual investments. The Company transferred its non-rated residual tranches from bonds to other invested assets and valued the residual tranches at the lower of cost or fair value.

CORRECTIONS OF ERRORS

During 2022, the Company discovered an error related to the calculation of investment income on certain bond investments, which resulted in accrued investment income and net investment income being understated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital Stock and Surplus in the amount of $36.8 million.

During 2022, the Company discovered an error related to the carrying value of certain other invested assets whereby certain of these assets were not carried at the lower of cost or fair value, resulting in other invested assets and the asset valuation reserve being overstated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital Stock and Surplus in the amount of $(3.6) million.

During 2021, the Company discovered an error related to the calculation of actuarial reserves. This error has been adjusted and recorded, net of tax, as a decrease to surplus in the Statutory Statements of Capital Stock and Surplus in the amount of $7.0 million.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

2.	RELATED-PARTY TRANSACTIONS

The Company has significant transactions with and investments in affiliates and other related parties. The purpose of these investments is to generate investment returns in line with the Company’s overall investment strategy. All investments in affiliated entities and related parties are valued in accordance with the accounting policies described in Note 1 unless otherwise noted below.

Investments in Affiliates and Related Parties

At December 31, 2022 and 2021, the Company held investments in affiliates and related parties, including investments in subsidiaries, as follows:

(In Thousands)	Carrying Value
	December 31,
	2022	2021
Cash Equivalent	$59,803	$101,891
Short-Term Investments	536,030	444,520
Bonds	343,021	433,021
Preferred Stocks	243,199	255,000
Common Stocks	169,831	453,553
Commercial Mortgage Loans	—	2,720
Other Invested Assets	352,141	607,359

Total	$1,704,025	$2,298,064

Short-term investments in affiliates primarily relate to investments in Wright STF III, LLC (“Wright”). During 2022, the Company had $606.5 million of acquisitions of short-term investments/cash equivalents in Wright offset by $449.0 million of proceeds from sales/maturities which increased the prior year balance of affiliated short-term investments of $375.0 million to $532.5 million as of December 31, 2022. During 2021, the Company had $535.0 million of acquisitions of short-term investments/cash equivalents in Wright offset by $225.0 million of proceeds from sales/maturities which increased the 2020 balance of affiliated short-term investments of $65.0 million to $375.0 million as of December 31, 2021. The Company recorded $6.4 million, $13.8 million, and 12.8 million of investment income and the average yield on these short-term investments was 4.91%, 5.47%, and 6.37% in 2022, 2021, and 2020, respectively.

DL Investment Holdings 2015-1, LLC (“DLIH 2015-1”) is an affiliated investment holding company with both common and preferred units. The Company owns all 255,000 issued and outstanding Series A Preferred Units (the “Preferred Units”) with a par value of $255.0 million. The Preferred Units are non-voting member units that entitle the Company to a 6% yield that compounds quarterly with distributions that take priority over common unit distributions. As of December 31, 2022 and 2021, the carrying value of the Preferred Units was $243.2 million and $255.0 million, respectively.

The Company’s investment in subsidiaries is reflected in the common stock total above and is primarily comprised of the Company’s investment in Delaware Life Insurance Company of New York (“DLNY”), which had a carrying value of $160.4 million and $444.0 million as of December 31, 2022 and 2021, respectively. The decrease in the carrying value of this investment was driven primarily by a distribution received by the Company in 2022 that is disclosed below. On November 18, 2022, the Company announced the execution of a definitive agreement to sell DLNY to Nassau Financial Group, L.P. The transaction is subject to customary closing conditions, including receipt of regulatory approvals.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company owns controlling membership interests in the following limited liability companies, which are carried as other invested assets: Clear Spring PC Holdings, LLC (“CSPCH”); DL Private Placement Investment Company I, LLC; Ellendale Insurance Agency, LLC (“Ellendale”); Delaware Life 1099 Reporting Company, LLC (“DL 1099”); DLIH 2016-1; DL Investment Holdings 2016-2, LLC (“DLIH 2016-2”); IDF IX, LLC; DL Service Holdings, LLC; and NCS Franklin Park, LLC. During 2021, the Company’s share of losses of one such entity, Ellendale, exceeded the investment value before “nonadmit” adjustments. Therefore, in accordance with SSAP No. 48, the Company ceased equity method accounting. This had no impact to the surplus of the Company since the value of Ellendale was nonadmitted in the prior year.

In February 2022, the Company sold its wholly-owned non-insurance holding company, Clear Spring Health Holdings, LLC (“CSHH”), to DLSH. The proceeds of the sale were $195.3 million and the Company’s surplus increased by $151.8 million as a result of the sale due to the reversal of cumulative unrealized losses of $143.9 million and a $7.9 million realized gain. The carrying value of CSHH as of December 31, 2021 is included within other invested assets in the table above.

Goodwill

The Company carries goodwill in the investment value of subsidiaries related to direct statutory purchases and indirect purchases of downstream insurance subsidiaries by noninsurance holding company subsidiaries. Admitted goodwill is limited to 10% of adjusted capital and surplus under SSAP No. 68.

On December 30, 2020, the Company purchased 200 units of its 80% owned subsidiary, CSPCH, representing the 20% minority interest previously held by a third party. Clear Spring Property and Casualty Company (“CSP&C”), a Texas domiciled property and casualty company, is an indirect wholly-owned subsidiary of CSPCH. The goodwill related to this purchase is shown in the table below. Additional goodwill from the original purchase of CSP&C by downstream non-insurance holding companies is not shown in the table below but is embedded in the Company’s investment value of CSPCH.

On April 1, 2019, the Company acquired Clear Spring Casualty Insurance Company, formerly known as Lackawanna Casualty Company (“LCC”), a worker’s compensation insurance company, and its subsidiaries, Clear Spring American Insurance Company, formerly known as Lackawanna American Insurance Company (“LAIC”), and Clear Spring National Insurance Company, formerly known as Lackawanna National Insurance Company (“LNIC”). On December 30, 2021, after LCC redomesticated from Pennsylvania, its original state of domicile, to Texas, the Company contributed its direct investment in LCC to CSPCH at the statutory value of LCC. CSPCH subsequently contributed LCC at its statutory value to CSP&C through a wholly-owned intermediary non-insurance holding company. As such, the goodwill reported in the table below for LCC is reflected in the Company’s book value of CSPCH as of December 31, 2022 in addition to the goodwill noted above.

The transactions described above were each accounted for as a statutory purchase by the Company and are reported in the table below. Indirect goodwill derived from the purchase of CSP&C by CSPCH is not considered a statutory purchase by the Company and is excluded from the table below. Additionally, as a result of the sale of CSHH disclosed above, the Company’s total admitted goodwill decreased by $16.2 million from December 31, 2021 to December 31, 2022. Total goodwill related to CSPCH and CSP&C from all sources reflected in the book value of CSPCH as of December 31, 2022 was $45.8 million, representing 18.6% of the total book value, and is inclusive of $1.9 million of indirect goodwill referenced above. A summary of the Company’s goodwill related to statutory purchases is as follows:

(In Thousands)
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
LCC/CSPCH*	4/1/2019	$171,728	$61,162	$61,162	$38,226	$6,116	$246,992	15.5%
CSPCH	12/30/2020	$12,200	$8,553	$8,553	$5,702	$1,426	$246,992	2.3%

*	Unamortized goodwill from the Company’s statutory purchase of LCC is shown in the table above as a percentage of the book value of CSPCH.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Dividends/Distributions

Refer to Note 16 for disclosure of dividends paid by the Company and capital contributions received by the Company.

During 2022, 2021, and 2020, the Company recognized the following dividends and distributions from subsidiaries:

(In Thousands)
Date	Entity	Amount	Form	Asset Description
May 18, 2022	DLNY	$54,026	Dividend	Cash
December 12, 2022	DLNY	$200,000	Extraordinary dividend (a)	Cash

August 9, 2021	DLIH 2016-1	$30,000	Dividend	Cash
November 9, 2021	DLIH 2016-1	$20,000	Dividend	Cash
October 14, 2021	DL 1099	$30	Return of capital	Cash
October 26, 2021	DLNY	$58,232	Dividend	Cash
December 15, 2021	Delaware Life Reinsurance (U.S.) Corp. (“DLOK”)	$13,000	Return of capital	Invested assets and cash
December 31, 2021	DLIH 2016-1	$23,000	Dividend	Accrual (b)

March 17, 2020	CSHH	$2,000	Return of capital	Cash
November 20, 2020	LCC	$20,000	Extraordinary dividend	Invested assets and cash
December 31, 2020	DLIH 2016-1	$40,000	Dividend	Accrual (b)

(a)	In accordance with SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”), $0.9 million recognized as dividend income and $199.1 million recognized as a return of capital.
(b)	Receivable reflected in Investment Income Due and Accrued as of December 31, 2021 and 2020, respectively.

In addition to the above distributions, on December 30, 2022 and December 31, 2021, the Company received $15.6 million of preferred dividends from DLIH 2015-1.

Debt and Surplus Note Transactions

In December 2022, Group 1001 Finance, LLC (“Group 1001 Finance”) purchased $29.8 million of surplus notes that were previously issued by the Company to an unrelated party. Refer to Note 16 for additional details.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

In April and May 2021, the Company loaned Clear Spring Health Insurance Company (“CSHIC”) a total of $60.0 million under a $70.0 million demand promissory note. The interest rate on the $70.0 million note was 3% through September 30, 2021, after which the interest rate increased to 8%. The $60.0 million outstanding was repaid to the Company plus $0.8 million of interest in October 2021, and the demand promissory note was subsequently replaced by a $20.0 million demand promissory note. No amounts were outstanding as of December 31, 2022 and 2021 under any of these CSHIC notes.

The Company entered into a $100.0 million bilateral loan agreement with DLIH 2016-1 dated March 31, 2021, with interest at LIBOR plus 1.15%. The repayment of principal and interest is due on demand. The Company borrowed $80.0 million and $20.0 million in April 2021 and May 2021, respectively, and repaid $7.0 million in November 2021. Total interest incurred during 2021 was $0.9 million. In 2022, the bilateral loan agreement was increased to $200.0 million, and the Company repaid the $93.0 million of borrowed funds that were held as of December 31, 2021. The Company had $123.0 million due from DLIH 2016-1 and $93.0 million due to DLIH 2016-1 under the bilateral loan agreement as of December 31, 2022 and December 31, 2021, respectively.

At December 31, 2020, Group 1001 Intermediate, LLC, formerly known as Group 1001, LLC, owned $167.3 million interests in surplus notes issued by the Company. In December 2021, DLH became the owner of these interests and released the Company from all liabilities related to these surplus note interests. The Company reported the forgiveness of all related liabilities as contributed capital.

In November 2020, R.V.I. Guaranty Co., Ltd (“RVI”), an affiliate, entered into a $20.0 million revolving loan note (the “RVI Note”) with the Company. Borrowings bear interest at LIBOR + 150 basis points. There were no amounts outstanding under the RVI Note as of December 31, 2022 and 2021.

In January 2020, DLNY entered into a $50.0 million demand promissory note (the “DLNY Note”) with the Company. DLNY’s borrowings under the DLNY Note may be used for general corporate purposes. Borrowings bear interest at LIBOR + 115 basis points. No amounts were outstanding under the DLNY Note as of December 31, 2022 or 2021.

Agreements and Other Transactions with Affiliates and Related Parties

The Company has entered into various affiliate and related-party agreements. The following agreements had material transactions during the years ended December 31, 2022, 2021 and 2020:

The Company has an administrative services agreement with Clarendon Insurance Agency, Inc. (“Clarendon”) pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a principal underwriter’s agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as principal underwriter and distributor for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

A federal tax allocation agreement has been implemented with the Company as the common parent of an affiliated group of companies as described in Note 15.

The Company has a services and resource sharing agreement between the Company and Group 1001 Resources, LLC (“G1001 Resources”) pursuant to which G1001 Resources provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. Gross amounts allocated under this agreement amounted to $84.9 million, $94.4 million, and $84.1 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Effective January 1, 2019, the Company had an Amended and Restated Master Agency Agreement (the “First Amended Agreement”) between the Company and Delaware Life Marketing, LLC (“DLM”), pursuant to which DLM provides certain

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

distribution and agent management services to the Company. On September 1, 2021, the First Amended Agreement was superseded by the Second Amended and Restated Master Agency Agreement (“Second Amended Agreement”) executed between the Company and DLM. The Company incurred commission expenses under the First Amended Agreement totaling $48.4 million for the eight months ended August 31, 2021 and $49.5 million for the year ended December 31, 2020. On September 1, 2021, the Company began paying heaped commissions to DLM which were expensed as incurred. The commission expenses incurred during the remaining four months of 2021 totaled $71.9 million, including a one-time, accelerated payment of $41.0 million made by the Company in settlement of the First Amended Agreement. Total commission expenses incurred during 2022 were $109.7 million. Under the Second Amended Agreement with DLM, the Company also began paying marketing fees as an allowance for advertising, marketing, bonus and other expenses related to the promotion and sales of certain products of the Company, and these fees totaled $60.0 million and $20.0 million in 2022 and 2021, respectively. Other fees paid for services by the Company to DLM totaled $22.9 million, $18.2 million, and $14.9 million for the years ended December 31, 2022, 2021, and 2020, respectively.

In September 2021, the Company issued a $41.0 million promissory note to DLM related to a one-time accelerated commission payment in settlement of the First Amended Agreement. The interest rate on the promissory note was 8%. The Company repaid DLM the $41.0 million plus $0.9 million of interest in December 2021.

The Company has a services agreement with Insurance Management Services, LLC (“IMS”), formerly known as Guggenheim Insurance Services, LLC, whereby IMS provides certain personnel, facilities, systems and equipment in conjunction with the provision of accounting and general services, insurance services, and other advisory services to the Company. Expenses incurred under this agreement amounted to $30.0 million, $50.0 million, and $50.0 million for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company and DLIH 2016-1 initiated a hedging program arrangement in 2019 whereby DLIH 2016-1 engages in certain hedging activities related to the Company’s FIA contracts. Under this arrangement, the Company routinely transfers new FIA equity options to DLIH 2016-1 at fair value and processes settlements on behalf of DLIH 2016-1. All economic rights and responsibilities of the equity options transferred belong to DLIH 2016-1. DLIH 2016-1 purchases equity futures and manages both the options and futures to more efficiently monitor the hedging risks associated with the Company’s FIA products.

The Company had $124.5 million and $2.3 million due from affiliates, $27.1 million and $22.4 million due to affiliates, and $9.0 million and $14.1 million included in general expenses due or accrued to other related parties as of December 31, 2022 and 2021, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis.

The Company has an amended and restated investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. GPIM managed $207.0 million and $233.9 million of the Company’s investments as of December 31, 2022 and 2021.

Reinsurance Agreements

The Company has reinsurance agreements with certain subsidiaries and affiliates. Refer to Note 9 for disclosures related to these agreements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Guarantees

The Company guarantees on a subordinated basis all amounts payable by DLNY to holders of certain deferred combination fixed and variable annuity contracts (“MVA Contracts”) issued by DLNY which include the option to earn a guaranteed fixed return for specified periods (“Guarantee Period”). The Company unconditionally and irrevocably guarantees the full and punctual payment when due of all amounts payable by DLNY from a Guarantee Period to any holder. The guaranty is subject to no preconditions other than the failure by DLNY to pay when due any Guarantee Period interests. DLNY registered such Guarantee Period interests under the Securities Act of 1933 with the U.S. Securities and Exchange Commission (the “SEC”). Under the SEC’s rules, implementation of the guaranty permitted DLNY to stop filing periodic reports with the SEC pursuant to the Securities Exchange Act of 1934, and the purpose of the guaranty was to achieve that result. The Company’s guaranty in this regard guarantees the payment of amounts payable by DLNY from a Guarantee Period but does not guaranty any other obligations of DLNY under the MVA Contracts. The obligations under the foregoing guaranty are unsecured obligations of the Company and subordinate in right of payment to the prior payment in full of all other obligations of the Company, except for guarantees which by their terms are designated as ranking equally in right of payment with or subordinate to this guaranty. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the holders of the MVA Contracts. The total account value of the MVA Contracts was approximately $6.0 million and $6.7 million at December 31, 2022 and 2021, respectively. There was no liability accrued for this guaranty at December 31, 2022 and 2021.

Pursuant to an agreement effective January 20, 2017, the Company guarantees punctual payment to Merrill Lynch Professional Clearing Corp. (“ML Pro”) and certain affiliates of ML Pro (collectively, the “Guaranteed Parties”) by certain subsidiaries of the Company that may be added to the guaranty (collectively, the “ML Customers”), in connection with accounts the ML Customers have with the Guaranteed Parties. The obligations of the Company under the guaranty agreement are limited to $300.0 million. There was no liability accrued for this guaranty at December 31, 2022 and 2021.

In 2018, CSP&C entered into a lease agreement for an office in Boca Raton, Florida that expires in February 2026. The Company is a guarantor of the lease which has future minimum lease commitments of approximately $1.5 million as of December 31, 2022.

In 2022, an affiliate, PSA Realty Company, entered into a lease agreement for an office in Ft. Lauderdale, Florida with a termination date of April 30, 2030 and two agreements for office spaces in Waltham, Massachusetts with termination dates of October 31, 2029 and October 31, 2030, respectively, for which the Company is the guarantor. Future minimum lease payments for these three agreements totaled $17.4 million as of December 31, 2022.

Pursuant to a 2019 Letter of Credit Facility Agreement (the “2019 LCFA”) between the Company and CSP&C, the Company was issued an irrevocable letter of credit (“LOC”) in 2019 by the Federal Home Loan Bank of Indianapolis (the “FHLB”) on behalf of an unrelated party. Under the 2019 LCFA, CSP&C was unconditionally responsible to reimburse the Company for the full amount of any drawdown by the beneficiary. In February 2021, the third party drew down $8.0 million under the LOC which effectively terminated the LOC. CSP&C reimbursed the Company in full for its payment related to the drawdown.

As a requirement under a Master Receivables Purchase Agreement (the “RPA”) between CSHIC and Société Générale Factoring S.A. (“SGF”) dated October 4, 2021, the Company guarantees the performance and observance of all obligations and covenants by CSHIC. Under the RPA, CSHIC proposes the sale of certain eligible receivables for purchase by SGF at a discounted rate. CSHIC is required to repurchase any ineligible receivables sold to SGF. The guarantee would require payment by the Company if CSHIC was unable to repurchase any ineligible receivables sold. There was no liability accrued for this guaranty at December 31, 2022 and 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company is a co-borrower under a short-term money market facility (the “ST Facility”) with Société Générale (“SocGen”). The Company and CSHIC were co-borrowers under the ST Facility until August 23, 2022. At that time, as part of a corporate financing strategy, Group 1001 Finance an affiliate, was added via an amendment (the “Amended ST Facility”) to the original ST Facility. As part of the strategy, CSHIC was removed as a borrower and no longer has the ability to directly borrow from the Amended ST Facility or incur any liability related to the Amended ST Facility. Group 1001 Finance, as borrower, has authority to borrow up to $350.0 million to be used for general corporate purposes. Group 1001 Finance and the Company have a reimbursement agreement in place, whereby Group 1001 Finance will reimburse the Company in the event that the Company makes any payment in support of Group 1001 Finance under the Amended ST Facility. In addition, Group 1001 Finance will pay the Company a support fee calculated based on the average daily balance of Group 1001 Finance borrowings under the Amended ST Facility.

The Company has committed to contribute capital to CSP&C as needed to maintain a certain risk-based capital level. No capital contributions have been made by the Company under this agreement.

The Company authorized a wholly-owned subsidiary, DLIH 2016-2, to enter into a Société Générale credit facility (the “SG Facility”) with a maximum borrowing amount of $225.0 million as part of its investment program. Pursuant to the SG Facility, the Company is required to pledge collateral to support borrowings. The pledged collateral secures obligations of a non-recourse guarantee by the Company, which is limited to the pledge of collateral assets. The Company may be required to make equity capital contributions to DLIH 2016-2 from time to time. As of December 31, 2022 and 2021, DLIH 2016-2 had borrowed $162.8 million and $149.2 million, respectively, under the SG Facility.

During 2020, a syndicated credit facility arranged by BMO Capital Markets Corp. and consisting of three bank lenders (the “BMO Facility”) was provided to CSHH and its then wholly-owned subsidiary, CSHIC, with a maximum borrowing of $125.0 million as of December 31, 2021. Pursuant to the BMO Facility and a related separate fee letter, the Company guarantees all principal and interest obligations of CSHH and CSHIC, and is subject to certain covenants related to risk based capital and surplus. As of December 31, 2022 and 2021, CSHIC borrowings under the facility were $125.0 million and $115.0 million, respectively.

Pursuant to a Letter of Credit Facility Agreement (the “LCFA”) between the Company and its fomer indirect subsidiary, Clear Spring Health (SC), Inc. (“CSH(SC)”), the FHLB issued the Company an irrevocable $1.0 million LOC effective July 1, 2021 on behalf of an unrelated party in respect of potential obligations of CSH(SC). Under the LCFA, CSH(SC) is unconditionally responsible to reimburse the Company for the full amount of any drawdown from the LOC by the beneficiary. CSH(SC) pays the Company a facility fee as compensation for the arrangement.

Effective February 24, 2022, a support and reimbursement agreement was executed between the Company and CSHH, whereby a market based fee is paid to the Company to compensate it for the guarantee provided by the Company, which remain in effect after the sale of CSHH to DLSH.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

3.	BOND AND EQUITY INVESTMENTS

The carrying value and fair value of the Company’s bonds and equity securities as of December 31, 2022 and 2021 were as follows:

	December 31, 2022
(In Thousands)		Gross	Gross
	Carrying	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$386,265	$42	$(32,478)	$353,828
All Other Governments	12,373	4	(2,047)	10,331
U.S. States, Territories and Possessions (Direct and Guaranteed)	553	—	(55)	499
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	734,262	16,667	(106,027)	644,902
Industrial and Miscellaneous (Unaffiliated)	12,675,744	22,169	(1,345,960)	11,351,954
Hybrid Securities	171,489	—	(16,524)	154,965
Bonds - Affiliated	343,021	—	(45,987)	297,033
SVO Identified Exchange Traded Funds	1,821	—	(297)	1,523

Total Bonds	$14,325,528	$38,882	$(1,549,375)	$12,815,035

Preferred Stocks	$1,121,391	$—	$(48,661)	$1,072,730

		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Common Stocks (Unaffiliated) (a)	$136,389	$1,644	$(4,653)	$133,380

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	December 31, 2021
(In Thousands)		Gross	Gross
	Carrying	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$457,303	$2,746	$(4,851)	$455,198
All Other Governments	12,138	566	(75)	12,629
U.S. States, Territories and Possessions (Direct and Guaranteed)	19,911	539	(160)	20,290
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	924,388	91,583	(8,990)	1,006,981
Industrial and Miscellaneous	11,162,149	245,942	(52,949)	11,355,142
Hybrid Securities	194,088	14,760	(1,306)	207,542
Bonds - Affiliated	433,021	1,368	—	434,389
SVO Identified Exchange Traded Funds	1,815	57	(19)	1,853

Total Bonds	$13,204,813	$357,561	$(68,350)	$13,494,024

Preferred Stocks	$1,227,981	$13,266	$(12)	$1,241,235

		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Common Stocks (Unaffiliated) (a)	$99,766	$9	$(1,629)	$98,146

(a)	Excludes affiliated common stock with an estimated fair value of $169.8 million and $453.6 million as of December 31, 2022 and 2021, respectively.

Expected maturities differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. The carrying value and fair value of bonds, other than ABS and MBS, as of December 31, 2022 by contractual maturity are as follows:

	December 31, 2022
(In Thousands)	Carrying	Estimated
	Value	Fair Value
Due in one year or less	$525,920	$527,370
Due after one year through five years	2,695,768	2,551,437
Due after five years through ten years	3,437,598	3,051,007
Due after ten years	3,568,845	2,848,076
SVO Identified Exchange Traded Funds	1,821	1,523

Total before asset and mortgage-backed securities	10,229,952	8,979,413

Asset and mortgage-backed securities	4,222,604	3,962,650

Total	$14,452,556	$12,942,063

The table above includes short-term bonds, which are classified as short-term investments, with a carrying value and fair value of $127.0 million at December 31, 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Investment-grade bonds were 95.8% and 95.5% of the Company’s total bonds as of December 31, 2022 and 2021, respectively.

Exposure to any single issuer is less than 10% of net admitted assets.

Other-than-temporary-impairment

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized is the difference between the amortized cost basis and the fair value of the security. In accordance with SSAP No. 43R, the amount of OTTI that is non-interest related shall be recorded through the AVR, and the amount of the OTTI that is interest related shall be recorded through the IMR.

If the Company does not intend to sell the LBSS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There was no OTTI recorded in 2022, 2021, and 2020 on LBSS held as of December 31, 2022, 2021, and 2020, respectively, pursuant to SSAP No. 43R.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. OTTI has occurred when it is probable that all amounts due according to the contractual terms will not be collected or when a decision to see the bond at an amount below its carrying value has been made. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company performs quarterly procedures in determining whether a security is other than temporarily impaired. The process involves a screening of all securities with a fair value less than the amortized cost basis. As part of this screening, the Company also incorporates a monitor and watch list maintained by investment managers. Inclusion in this list may be driven by heightened risk of particular sectors driven by macro events or credit events on individual issuers or particular investments, such as a ratings downgrade. Based on the evidence, securities identified may be subject to further review to evaluate issuer-specific facts

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. Upon completion of this screening process, the relevant information is provided to the Company’s Asset Valuation Committee, which is composed of investment and finance professionals, to exercise judgment to conclude on whether there is OTTI.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. For the years ended December 31, 2022, 2021, and 2020, the Company incurred write-downs of bonds totaling $6.6 million, $4.3 million, and $2.3 million respectively, on securities other than those subject to SSAP No. 43R. Of these amounts, no OTTI was related to sub-prime loans. In addition to the impairment on structured bonds, the Company incurred impairment write-downs of $9.7 million related to solar tax credit investments, $30 million due to intent to sell other invested assets, $3.0 million on residual equity tranches, and $7.7 million on equity interests in 2021.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

The following tables analyze the Company’s investment positions with unrealized losses segmented by type of security and period of continuous unrealized loss as of December 31, 2022, and 2021:

	2022
(in Thousands except # of securities)
	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	11	$58,650	$(4,993)	13	$294,385	$(27,485)	24	$353,035	$(32,478)
All Other Governments	3	4,619	(1,108)	4	2,725	(939)	7	7,344	(2,047)
U.S. States, Territories and Possessions (Direct and Guaranteed)	2	499	(55)	—	—	—	2	499	(55)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	215	322,031	(33,431)	191	231,282	(72,596)	406	553,313	(106,027)
Industrial and Miscellaneous (Unaffiliated)	1,187	5,947,384	(656,774)	440	3,352,666	(689,185)	1,627	9,300,050	(1,345,959)
Hybrid Securities	34	133,505	(11,555)	9	18,940	(4,969)	43	152,445	(16,524)
Bonds - affiliated	3	297,033	(45,988)	—	—	—	3	297,033	(45,988)
SVO Identified Exchange Traded Funds	2	831	(155)	1	692	(142)	3	1,523	(297)

Total Bonds	1,457	$6,764,552	$(754,059)	658	$3,900,690	$(795,316)	2,115	$10,665,242	$(1,549,375)

Preferred Stocks	7	$789,078	$(46,860)	3	$6,199	$(1,801)	10	$795,277	$(48,661)

Common Stocks (Unaffiliated)	2	$15,401	$(4,644)	1	$30	$(9)	3	$15,431	$(4,653)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	2021
(in Thousands except # of securities)
	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	5	$239,887	$(1,851)	—	$76,653	$(2,999)	5	$316,540	$(4,850)
All Other Governments	—	—	—	1	2,862	(75)	1	2,862	(75)
U.S. States, Territories and Possessions (Direct and Guaranteed)	1	7,786	(160)	—	—	—	1	7,786	(160)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	45	133,862	(2,850)	3	108,225	(6,140)	48	242,087	(8,990)
Industrial and Miscellaneous (Unaffiliated)	190	2,110,143	(40,178)	100	1,245,030	(12,773)	290	3,355,173	(52,951)
Hybrid Securities	4	734	(16)	3	10,318	(1,289)	7	11,052	(1,305)
SVO Identified Exchange Traded Funds	—	—	—	1	818	(19)	1	818	(19)

Total Bonds	245	$2,492,412	$(45,055)	108	$1,443,906	$(23,295)	353	$3,936,318	$(68,350)

Preferred Stocks	1	$92,197	$(12)	—	$—	$—	1	$92,197	$(12)

Common Stocks (Unaffiliated)	1	$15,931	$(1,569)	2	$2,053	$(60)	3	$17,984	$(1,629)

The unrealized losses of $1,549 million on bonds as of December 31, 2022 are primarily attributable to higher interest rates and wider spread levels. As disclosed above, the Company’s bond portfolio consisted of 95.8% investment grade bonds as of December 31, 2022, which did not materially change from the 95.5% held at December 31, 2021. Full repayment of principal and interest is expected. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than par, which will equal amortized cost at maturity. Because the Company did not intend to sell these investments or lack the ability to hold them to recovery at December 31, 2022, these investments are not considered other-than-temporarily impaired.

As of December 31, 2022, the Company had no indirect exposure to sub-prime loans. As of December 31, 2021, the Company had indirect exposure to sub-prime loans with a carrying value of $4.6 million. This amount represented approximately 0.02% of the Company’s total invested assets as of December 31, 2021.

The Company had no direct or indirect exposure to sub-prime mortgage risk as of December 31, 2022. The Company’s overall exposure to sub-prime mortgage risk as of December 31, 2021 was as follows:

(In Thousands)	2021
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$4,747	$4,600	$4,512

	$4,747	$4,600	$4,512

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

5GI Securities

Securities with NAIC designation of 5GI are deemed to possess the credit characteristics of, and incur the regulatory treatment associated with, securities assigned an NAIC 5 designation. The Company’s overall exposure to 5GI securities was as shown below:

(In thousands except for number of securities)

Investment	Number of 5GI Securities		Carry Value		Aggregate Fair Value
	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Preferred Stock - Affiliated	1	1	$243,199	$255,000	$243,199	$255,000

Total	1	1	$243,199	$255,000	$243,199	$255,000

4.	MORTGAGE LOANS ON REAL ESTATE

The Company invests in commercial and residential first mortgage loans primarily in the United States. Investments are diversified by property type and geographic area in order to manage credit risk. The Company monitors the condition of the mortgage loans in its portfolio.

In those cases, where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the carrying value of the Company’s mortgage loan portfolio as of December 31, 2022 and 2021:

(In Thousands)	2022	2021
Alabama	$—	$55,677
California	181,432	136,079
Florida	184,576	—
Massachusetts	109,888	59,511
New York	173,904	167,273
North Carolina	—	65,501
Pennsylvania	69,274	—
Texas	195,964	169,446
States less than 5%	475,239	309,429

General allowance for loan loss	(2,460)	(2,460)

Total Mortgage Loans on Real Estate	$1,387,817	$960,456

The Company originated 294, 438, and 69 mortgage loans in 2022, 2021, and 2020, respectively, and made additional investments after acquisition each year with a total cost of new loans of $757.8 million, $700.0 million and $156.0 million, respectively. Minimum and maximum rates of the new loans ranged from 3.27% to 9.52%, 3.04% to 8.75%, and 4.18% to 12.6% in 2022, 2021, and 2020, respectively. During the years ended December 31, 2022, 2021, and 2020, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties. At the time the original loan was made during 2022, the loan to value ratio (“LTV”) was no more than 100.1% of the property’s value for residential mortgages and 80.6% for commercial mortgages.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2022 and 2021. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2.5 million at December 31, 2022 and 2021. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2022 and 2021, the Company individually and collectively evaluated loans with a net carrying value of $1,387 million and $960.5 million, respectively.

As of December 31, 2022 and 2021, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were 11 loans totaling $1.1 million past due greater than 90 days at December 31, 2022 and there were no loans past due greater than 90 days at December 31, 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value. Other information is as follows:

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2022
Recorded Investment
Current	$—	$75,678	$—	$1,022,491	$26,871	$1,125,040
30 - 59 Days Past Due	—	100,206	—	140,271	—	240,477
60 - 89 Days Past Due	—	2,775	—	20,880	—	23,655
90 - 179 Days Past Due	—	866	—	—	—	866
180 + Days Past Due	—	239	—	—	—	239

Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$866	$—	$—	$—	$866
Interest Accrued	—	22	—	—	—	22

Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$239	$—	$—	$—	$239
Interest Accrued	—	13	—	—	—	13

Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—

Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$—	$—	$—

December 31, 2021
Recorded Investment
Current	$—	$33,934	$—	$911,301	$4,450	$949,685
30 - 59 Days Past Due	—	12,623	—	—	—	12,623
60 - 89 Days Past Due	—	608	—	—	—	608
90 - 179 Days Past Due	—	—	—	—	—	—
180 + Days Past Due	—	—	—	—	—	—

Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—

Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—

Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$47,408	$—	$47,408

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company had no investments in impaired loans during 2022 or 2021.

Information regarding the Company’s allowance for credit losses is as follows at December 31, 2022 and 2021:

	2022	2021
(In Thousands)
Balance at Beginning of Period	$2,460	$2,460
Additions Charged to Operations	—	—
Recoveries of Amounts Previously Charged Off	—	—

Balance at End of Period	$2,460	$2,460

The Company did not have any mortgage loans derecognized as a result of foreclosure during 2022 or 2021.

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and LTV. LTV is calculated using the most recently available appraisal value divided by the carrying value. LTV is calculated at the time of origination and updated annually. The DTC is calculated as the net operating income divided by the total debt service, and is updated annually. The following tables show the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2022 and 2021:

	2022
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$90,431	$421,565	$192,420	$704,416
60%-69.99%	142,717	117,030	33,847	293,594
70%-79.99%	69,950	55,526	66,025	191,501
80% or greater	—	—	21,002	21,002

Total (*)	$303,098	$594,121	$313,294	$1,210,513

	2021
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$123,592	$315,528	$44,000	$483,120
60%-69.99%	82,865	113,488	—	196,353
70%-79.99%	25,697	147,733	62,849	236,279
80% or greater	—	—	—	—

Total (*)	$232,154	$576,749	$106,849	$915,752

(*)	excludes residential mortgages in good standing of $179.8 million and $47.2 million as of December 31, 2022 and 2021, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

5.	REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWING

Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company opportunistically uses repurchase transactions in conjunction with its liquidity management program to temporarily provide short-term liquidity from time-to-time as needed and determined by the Company. Using repurchase transactions to meet short-term liquidity needs positions the Company to be prepared to execute on opportunistic investments as they arise. The collateral posted by the Company is subject to fair value change and a decline in fair value could require the Company to post additional collateral to the counterparty. This risk is mitigated by the Company’s internal policy of limiting repurchase transactions to 5.0% of its available collateral. Potential liquidity risks arising from a duration mismatch between the collateral and repurchase transaction are mitigated by the Company’s other sources of liquidity, such as monthly principal and interest payments, premium sales by the Company, and other lines of credit established by the Company. The Company typically receives cash for its repurchase transactions; however, on occasion the Company has received United States Treasuries. In the case of United State Treasuries, the Company monitors the price of the Treasury collateral to ensure the Company is adequately collateralized.

An overview of the Company’s repurchase agreements as of December 31, 2022 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Bilateral (YES/NO)	Yes	Yes	Yes	Yes
b. Tri-Party (YES/NO)	No	No	No	No

Original (Flow) & Residual Maturity:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$1,500	$561
4. > 1 Week to 1 Month	$9,701	$15,769	$—	$100,375
5. > 1 Month to 3 Months	$153,800	$250,000	$300,001	$452,780
6. > 3 Months to 1 Year	$296,119	$619,778	$450,561	$100,025
7. > 1 Year	$15,380	$25,561	$25,000	$125,000
b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$1,500	$561
4. > 1 Week to 1 Month	$9,701	$—	$—	$100,375
5. > 1 Month to 3 Months	$153,800	$—	$300,001	$452,780
6. > 3 Months to 1 Year	$296,119	$619,778	$450,461	$100,025
7. > 1 Year	$15,380	$25,561	$25,000	$125,000

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Securities “Sold” Under Repurchase - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. BACV	XXX	XXX	XXX	$—
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	$494,802	$567,986	$868,811	$846,053
b. Ending Balance
1. BACV	XXX	XXX	XXX	$—
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	$494,802	$567,986	$868,811	$846,053
BACV = Book-Adjusted Carrying Value

Securities Sold Under Repurchase - Secured Borrowing by NAIC Designation:

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - BACV	$—	$—	$149,288	$624,242	$5,210	$—	$—	$—
Bonds - FV	—	—	179,492	661,411	5,150	—	—	—
LB & SS - BACV	—	—	—	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - BACV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Total Assets - BACV	$—	$—	$149,288	$624,242	$5,210	$—	$—	$—
Total Assets - FV	$—	$—	$179,492	$661,411	$5,150	$—	$—	$—
FV = Fair Value

Collateral Received - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$25,000	$25,000	$25,000	$25,000
3. Nonadmitted	$—	$—	$—	$—
b. Ending Balance
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$25,000	$25,000	$25,000	$25,000
3. Nonadmitted	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Cash & Non Cash Collateral Received - Secured Borrowing by NAIC Designation:

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
a. Cash	$—	$—	$—	$—	$—	$—	$—	$—
b. Bonds - FV	—	—	25,000	—	—	—	—	—
c. LB & SS - FV	—	—	—	—	—	—	—	—
d. Preferred Stock - FV	—	—	—	—	—	—	—	—
e. Common Stock	—	—	—	—	—	—	—	—
f. Mortgage Loans - FV	—	—	—	—	—	—	—	—
g. Real Estate - FV	—	—	—	—	—	—	—	—
h. Derivatives - FV	—	—	—	—	—	—	—	—
i. Other Invested Assets - FV	—	—	—	—	—	—	—	—

j. Total Collateral Assets - FV (Sum of a through i)	$—	$—	$25,000	$—	$—	$—	$—	$—

Allocation of Aggregate Collateral by Remaining Contractual Maturity:

(in Thousands)	FAIR VALUE
a. Overnight and Continuous	$—
b. 30 Days or Less	—
c. 31 to 90 Days	—
d. > 90 Days	25,000

Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company engages in a reverse repurchase agreement program. This program is intended to provide opportunistic, short-term financing to counterparties. Each repurchase agreement entered into is governed by the terms of the Master Repurchase Agreement (“MRA”) as agreed to between the parties. Under the terms of the MRA, the Company purchases investments from the counterparty and the counterparty agrees to repurchase the same, or similar investments, back from the Company on a specified date at a specified price. On the maturity date, the Company may elect to enter into a new repurchase agreement with that same repo counterparty. The Company’s decision to do so will be dependent on its liquidity needs and assessment of the counterparty, as well as they collateral’s performance.

As a risk mitigant, the Company requires its counterparties to post collateral in excess of the loan amount, otherwise known as over collateralization. The amount of over collateralization is up to the Company’s discretion, but will not be less than 102%. On average, the Company has required over collateralization of 120%. The short duration of the repurchase agreements and the over collateralization required by the Company mitigate potential financial risks associated with the transactions.

An overview of the Company’s reverse repurchase agreements as of December 31, 2022 are as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Bilateral (Yes/No)	Yes	Yes	Yes	Yes
b. Tri-Party (Yes/No)	No	No	No	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Original (Flow) & Residual Maturity:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$36,825	$17,115	$—	$88,527
5. > 1 Month to 3 Months	$101,891	$69,520	$—	$417,003
6. > 3 Months to 1 Year	$931,404	$902,884	$1,099,404	$543,428
7. > 1 Year	$25,000	$25,000	$25,000	$—
b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$17,115	$—	$—	$88,527
5. > 1 Month to 3 Months	$—	$69,520	$—	$417,003
6. > 3 Months to 1 Year	$931,404	$902,884	$1,099,404	$543,428
7. > 1 Year	$25,000	$25,000	$25,000	$—

Fair Value of Securities Acquired Under Repurchase - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount	$1,332,879	$1,319,633	$1,467,898	$1,403,183
b. Ending Balance	$1,288,476	$1,319,633	$1,467,898	$1,403,183

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Securities Acquired Under Repurchase - Secured Borrowing by NAIC Designation:

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	NONADMITTED
Bonds - FV	$1,403,183	$—	$—	$—	$—	$—	$—	$—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Assets	$1,403,183	$—	$—	$—	$—	$—	$—	$—

Collateral Pledged - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$1,332,879	$1,319,633	$1,467,898	$1,403,183
3. Nonadmitted	$—	$—	$—	$—
b. Ending Balance
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$1,288,476	$1,319,633	$1,467,898	$1,403,183
3. Nonadmitted	$—	$—	$—	$—

The Company had no repurchase agreement transactions or reverse repurchase agreement transactions accounted for as a sale.

6.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on bonds, preferred stock, mortgages and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statutory Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses on investments are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Realized gains and losses, net of amounts transferred to the IMR and capital gains tax, are as follows:

	Years Ended December 31,
	2022	2021	2020
(In Thousands)
Realized Gains (Losses):
Bonds	$(11,794)	$15,403	$5,748
Preferred Stocks	(1)	—	—
Common Stocks	824	—	368
Mortgage Loans	(397)	109	93
Cash, Cash Equivalents and Short-term Investments	—	(11)	8
Other Invested Assets	10,047	(22,220)	(591)
Derivative Instruments	2,397	1,429	(3,591)
Reinsurance Realized Gains (Losses)	5,970	(5,515)	(1,151)

Subtotal	7,046	(10,805)	884
Less Capital Gains Tax Expense	3	9,400	186

Net Realized Gains (losses)	7,043	(20,205)	698

Less Gains (Losses) Transferred to IMR (Net of Taxes)	(7,143)	5,439	(2,194)

Net Realized Gains (Losses) After Tax and IMR Transfer	$14,186	$(25,644)	$2,892

Proceeds from sales and maturities of investments in bonds and stocks during 2022, 2021, and 2020, were $3.4 billion, $6.1 billion, and $4.8 billion, including non-cash transactions of $217.2 million, $608.7 million, and $433.1 million, respectively; gross gains were $4.2 million, $72.0 million, and $52.6 million respectively; and gross losses were $15.1 million, $24.3 million, and $44.6 million, respectively.

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
	2022	2021	2020
(In Thousands)
Changes in Net Unrealized Capital Gains (Losses):
Bonds	$(648)	$(268)	$(270)
Common Stocks of Non-affiliates	(2,906)	(6,010)	(12,841)
Common Stocks of Affiliates	(84,618)	(11,121)	34,591
Preferred Stocks	(21,496)	(317)	—
Derivative Instruments	(171,549)	(146,178)	250,810
Other Invested Assets	(69,586)	(76,149)	(29,687)

Subtotal	(350,803)	(240,043)	242,603
Deferred Capital Gains Tax Effect	(5,063)	12,827	(7,543)

Total	$(345,740)	$(252,870)	$250,146

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

7.	NET INVESTMENT INCOME

Material categories of net investment income for the years ended December 31, 2022, 2021, and 2020, respectively, are summarized as follows:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Bonds (Unaffiliated)	$712,701	$693,265	$612,739
Bonds (Affiliated)	22,229	15,435	4,342
Preferred Stocks (Unaffiliated)	46,283	54,791	52,621
Preferred stocks (Affiliated)	15,603	15,648	15,826
Common Stocks (Unaffiliated)	4,221	6,234	3,484
Common Stocks (Affiliated)	54,922	58,232	20,000
Mortgage Loans	71,115	33,130	38,579
Contract Loans	15,604	16,073	16,059
Cash, Cash Equivalents and Short-term Investments	97,041	100,653	75,112
Derivative Instruments	(15,494)	(195,644)	(435,148)
Other Invested Assets	100,589	139,557	81,750
Other Investment Income	63,292	32,306	37,602

Gross Investment Income	1,188,106	969,680	522,966

Interest Expense on Surplus Notes	(46,061)	(42,688)	(43,260)
Investment Expenses	(28,495)	(44,168)	(40,115)

Net Investment Income	$1,113,550	$882,824	$439,591

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company did not have investment income due and accrued excluded from surplus for the years ended December 31, 2022, 2021 and 2020.

8.	DERIVATIVES

The Company uses derivatives for hedging or replication purposes. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed, fixed index, and variable annuity products. Futures are used to hedge equity exposure included in fixed indexed annuities, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

Interest rate swaps, options, swaptions and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not designated an effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

The Company uses options to hedge the equity exposure embedded in its FIA products with the Morgan Stanley Global Opportunities Index (“MSGO”), OTC options on the S&P 500, the Deutsche Bank Cash Return on Capital Invested (“CROCI”) Sectors III Index, and the Deutsche Bank Momentum Asset Allocator (“MAA”) indices, the Barclays First Trust Capital Strength Barclays 5% Index (“FTCS”), and RBA Select Equity Yield CIBC 5% Index (“RBEY”). Fair Value changes in the options embedded within the annuity contract are recorded through income. The Company purchases certain of these options through its investment subsidiary, DLIH 2016-1, which is accounted for in accordance with SSAP No. 48.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2022 and 2021, the Company pledged $252.0 million and $107.7 million, respectively, in U.S. Treasury securities, corporate bonds and cash as collateral to counterparties. At December 31, 2022 and 2021, counterparties pledged to the Company $72.6 million and $243.0 million, respectively, in collateral comprised of cash, U.S. Treasury securities and corporate bonds.

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

	Outstanding at December 31, 2022
(In Thousands)	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$8,479,323	$155,239	$—	$155,239
FX Forwards	71,837	(3,153)	—	(3,153)
Payor Swaptions	75,000	1,165	1,665	(500)

Total	$8,626,160	$153,251	$1,665	$151,586

	Outstanding at December 31, 2021
(In Thousands)	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$6,937,189	$289,509	$—	$289,509
FX Forwards	116,236	850	—	850
Payor Swaptions	300,000	123	5,895	(5,772)

Total	$7,353,425	$290,482	$5,895	$284,587

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

At December 31, 2022 and 2021, open futures contracts had a notional value of $2,514.2 million and $1,641.1 million and a fair value of $3.7 million and $3.6 million, respectively. These amounts did not include the component of variation margin that had already been cash settled.

The Company did not have derivative contracts with financing premiums during 2022 or 2021.

9.	REINSURANCE

The Company participates in reinsurance with other insurance companies to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this exposure is unlikely. The Company had no uncollectible reinsurance balances written off and no commutation of ceded reinsurance during the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual and group life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

The Company has a coinsurance with funds withheld agreement with an unrelated reinsurer which provides reinsurance related to optional guaranteed lifetime withdrawal benefit riders under certain fixed indexed annuity polices.

The Company has a coinsurance and modified coinsurance agreement, under which it ceded certain in-force variable annuity base contracts to an unaffiliated reinsurer. For the years ended December 31, 2022, 2021, and 2020, premiums ceded under the agreement were $362.6 million, $337.9 million, and $136.8 million, respectively, and benefits ceded (including policy surrenders) were $1.1 billion, $1.4 billion, and $1.2 billion, respectively.

The Company has a reinsurance agreement with DL Reinsurance Company (“DLRC”) in which the Company cedes certain risks associated with the Company’s variable annuity contracts and associated riders on a combination modified coinsurance and funds withheld coinsurance basis to DLRC (the “VA Treaty”). The VA Treaty transfers hedging risks to DLRC but does not transfer insurance risks. Therefore, the treaty is accounted for using deposit accounting. As a result, certain gains (losses) previously accounted for as other changes in capital stock and surplus, net investment income (loss), and net realized capital gains (losses) are accounted for as investment income (loss) on reinsurance deposit asset. Hedging risk is defined as changes in unrealized hedging instrument gains or losses, realized gains and losses on dispositions of hedging instruments, and investment income or loss from hedging instruments. Investment expense (income) on funds held represents amounts paid or received on hedging instruments that were ceded under the DLRC treaties. Ceded realized gains and losses are reported in Net realized capital gains (losses). Investment income (expense) on funds held - unrealized represents the unrealized gain or loss for the period on hedging instruments that has been ceded to DLRC. Investment income (loss) on reinsurance deposit asset represents the net gains and losses on all hedging instruments ceded under the DLRC treaties.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

A summary of the pretax impacts of the VA Treaty on the Company’s Statutory Statements of Operations and Statutory Statements of Changes in Capital Stock and Surplus for the years ended December 31, 2022, 2021, and 2020 is as follows:

(In Thousands)	Treaty Impacts
	2022	2021	2020
Statements of Operations
Investment Income (Loss) on Reinsurance Deposit Asset	$(154,844)	$(416,413)	$(159,574)

Total Revenue	(154,844)	(416,413)	(159,574)
Investment (Income) Expense on Funds Held	37,109	(251,714)	(437,107)

Total Policyholder Benefits and Expenses	37,109	(251,714)	(437,107)
Net Realized Capital (Losses) Gains	5,970	(745)	(1,151)

Net Income (Loss)	(185,983)	(165,444)	276,382

Statements of Changes in Capital Stock and Surplus
Investment (Expense) Income on Funds Held - Unrealized	185,983	165,444	(276,382)

Net Change in Capital Stock and Surplus from VA Treaty (excluding reinsurance fee)	$—	$—	$—

In addition, the Company recognized a reinsurance deposit accounting asset of $174.4 million and $144.8 million at December 31, 2022 and 2021, respectively, and a corresponding amount in funds held under coinsurance liability.

The Company has a reinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), an affiliate, under which it cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis.

The Company also has a reinsurance agreement with Barbco under which it cedes mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis.

The Company has liabilities for the funds held under the coinsurance with funds held treaty with Barbco of $256.2 million and $253.8 million at December 31, 2022 and 2021, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The effects of reinsurance on premiums and benefits (excluding policy surrenders) were as follows:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Premiums and Annuity Considerations:
Direct	$2,883,622	$2,729,435	$2,873,746
Ceded - Affiliated	(54,453)	(74,645)	(49,746)
Ceded - Non-affiliated	(393,098)	(362,121)	(155,884)

Net Premiums and Annuity Considerations	$2,436,071	$2,292,669	$2,668,116

Insurance and Other Individual Policy Benefits and Claims:
Direct	$955,376	$1,075,786	$842,456
Assumed - Non-affiliated	4,523	2,728	3,565
Ceded - Affiliated	(54,896)	(84,391)	(25,545)
Ceded - Non-affiliated	(358,202)	(446,834)	(369,948)

Net Policy Benefits and Claims	$546,801	$547,289	$450,528

10.	RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2022 and 2021, the Company had $8.5 million and $5.8 million, respectively, of insurance in force (direct and assumed), for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Reserves (direct and assumed) to cover the above insurance totaled of $3.0 million and $2.6 million as of December 31, 2022 and 2021, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Other than normal updates of reserves, there were no significant reserve changes for the year ended December 31, 2022. The details for other changes in reserves for the years ended December 31, 2021 and 2020 are as follows:

(In Thousands)	2021			2020
Item	Total	Ordinary Individual Annuities	Group Annuities	Total	Ordinary Individual Annuities
Asset/Liability analysis	$(33,400)	$(5,000)	$(28,400)	$(30,000)	$(30,000)

Total - increase (decrease)	$(33,400)	$(5,000)	$(28,400)	$(30,000)	$(30,000)

11.	WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

INDIVIDUAL ANNUITIES	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$14,128,826	$189,858	$—	$14,318,684	81.6%
b. At Book Value Less Current Surrender Charge of 5% or More	910,212	—	—	910,212	5.2%
c. At Fair Value	—	—	882,810	882,810	5.0%

d. Total with Adjustment or at Market Value	15,039,038	189,858	882,810	16,111,706	91.8%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,163,930	—	—	1,163,930	6.6%
(2) Not Subject to Discretionary Withdrawal	232,893	—	32,937	265,830	1.5%

(3) Total (Gross: Direct and Assumed)	16,435,861	189,858	915,747	17,541,466	100.0%
(4) Reinsurance Ceded	121,234	—	—	121,234

(5) Total (Net)	$16,314,627	$189,858	$915,747	$17,420,232

(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$96,024	$—	$—	$96,024

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

GROUP ANNUITIES	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$141,814	$—	$141,814	1.8%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	7,333,470	7,333,470	95.2%

d. Total with Adjustment or at Market Value	$—	$141,814	$7,333,470	$7,475,284	97.1%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	34,579	—	—	34,579	0.4%
(2) Not Subject to Discretionary Withdrawal	190,760	—	—	190,760	2.5%

(3) Total (Gross: Direct and Assumed)	$225,339	$141,814	$7,333,470	$7,700,623	100.0%
(4) Reinsurance Ceded	18,232	—	—	18,232

(5) Total (Net)	$207,107	$141,814	$7,333,470	$7,682,391
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

DEPOSIT-TYPE CONTRACTS	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$—	$—	$—	—%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	315,786	315,786	16.8%

d. Total with Adjustment or at Market Value	$—	$—	$315,786	$315,786	16.8%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
(2) Not Subject to Discretionary Withdrawal	1,566,381	—	—	1,566,381	83.2%

(3) Total (Gross: Direct and Assumed)	$1,566,381	$—	$315,786	$1,882,167	100.0%
(4) Reinsurance Ceded	3,420	—	—	3,420

(5) Total (Net)	$1,562,961	$—	$315,786	$1,878,747
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date.	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2022:

(In Thousands)	December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$16,325,955
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	195,779
Exhibit 7, Deposit-Type Contracts	1,562,961

Subtotal General Account	$18,084,695

Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$8,547,953
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	32,937
Other contract deposit funds	315,786

Subtotal Separate Account	$8,896,676

Combined Total	$26,981,371

INDIVIDUAL ANNUITIES	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$12,738,819	$221,404	$—	$12,960,223	79.3%
b. At Book Value Less Current Surrender Charge of 5% or More	980,121	—	—	980,121	6.0%
c. At Fair Value	—	—	948,897	948,897	5.8%

d. Total with Adjustment or at Market Value	13,718,940	221,404	948,897	14,889,241	91.1%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,159,451	—	—	1,159,451	7.1%
(2) Not Subject to Discretionary Withdrawal	245,736	—	43,202	288,938	1.8%

(3) Total (Gross: Direct and Assumed)	15,124,127	221,404	992,099	16,337,630	100.0%
(4) Reinsurance Ceded	109,571	—	—	109,571

(5) Total (Net)	$15,014,556	$221,404	$992,099	$16,228,059
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$2,514	$—	$—	$2,514

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

GROUP ANNUITIES	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$143,413	$—	$143,413	1.4%
b. At Book Value Less Current Surrender Charge of 5% or More	1	—	—	1	—%
c. At Fair Value	—	—	9,831,986	9,831,986	96.2%

d. Total with Adjustment or at Market Value	$1	$143,413	$9,831,986	$9,975,400	97.6%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	36,115	—	—	36,115	0.4%
(2) Not Subject to Discretionary Withdrawal	208,504	—	—	208,504	2.0%

(3) Total (Gross: Direct and Assumed)	$244,620	$143,413	$9,831,986	$10,220,019	100.0%
(4) Reinsurance Ceded	37,395	—	—	37,395

(5) Total (Net)	$207,225	$143,413	$9,831,986	$10,182,624
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

DEPOSIT-TYPE CONTRACTS	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$—	$—	$—	—%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	307,052	307,052	18.3%

d. Total with Adjustment or at Market Value	$—	$—	$307,052	$307,052	18.3%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
(2) Not Subject to Discretionary Withdrawal	1,367,302	—	—	1,367,302	81.7%

(3) Total (Gross: Direct and Assumed)	$1,367,302	$—	$307,052	$1,674,354	100.0%
(4) Reinsurance Ceded	3,899	—	—	3,899

(5) Total (Net)	$1,363,403	$—	$307,052	$1,670,455
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date.	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)	December 31, 2021
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$15,015,469
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	206,313
Exhibit 7, Deposit-Type Contracts	1,363,402

Subtotal General Account	$16,585,184

Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$11,145,700
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	43,202
Other contract deposit funds	307,052

Subtotal Separate Account	$11,495,954

Combined Total	$28,081,138

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

12.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The amounts of account value, cash value and reserve breakouts of life insurance by withdrawal characteristics for General Account products and Separate Account non-guaranteed products are shown in the tables below as of December 31, 2022 or 2021. The Company had no life Separate Account products with guarantees at December 31, 2022 or 2021.

(In Thousands)	December 31, 2022
General Account	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	35,980	33,675	37,766
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	13,671	13,671	13,671
i. Variable Universal Life	401,407	403,354	404,642
j. Miscellaneous Reserves	640,448	639,842	640,965

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	198
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	7
d. Disability - Disabled Lives	XXX	XXX	360
e. Miscellaneous Reserves	XXX	XXX	9,777

(3) Total (gross: direct + assumed)	$1,091,506	$1,090,542	$1,107,386

(4) Reinsurance Ceded	295,323	296,555	319,825

(5) Total (net) (3) - (4)	$796,183	$793,987	$787,561

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2022
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	40,889	40,889	40,889
i. Variable Universal Life	7,544,051	7,544,051	7,542,961
j. Miscellaneous Reserves	—	—	—

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	$7,584,940	$7,584,940	$7,583,850

(4) Reinsurance Ceded	—	—	—

(5) Total (net) (3) - (4)	$7,584,940	$7,584,940	$7,583,850

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2022:

(In Thousands)	December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$776,486
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	360
Exhibit 5, Miscellaneous Reserves Section, Total (net)	10,708

Subtotal General Account	$787,561

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,583,850

Subtotal Separate Account	$7,583,850

Combined Total	$8,371,411

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
General Account	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	40,395	40,434	42,275
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	13,784	13,784	13,784
i. Variable Universal Life	417,049	420,060	421,976
j. Miscellaneous Reserves	684,118	683,717	684,864

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	204
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	7
d. Disability - Disabled Lives	XXX	XXX	359
e. Miscellaneous Reserves	XXX	XXX	11,026

(3) Total (gross: direct + assumed)	$1,155,346	$1,157,995	$1,174,495

(4) Reinsurance Ceded	298,137	299,422	322,071

(5) Total (net) (3) - (4)	$857,209	$858,573	$852,424

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Separate Account Non-Guaranteed	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	54,459	54,459	54,459
h. Variable Life	7,848,456	7,848,456	7,844,545
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	$7,902,915	$7,902,915	$7,899,004

(4) Reinsurance Ceded	—	—	—

(5) Total (net) (3) - (4)	$7,902,915	$7,902,915	$7,899,004

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)	December 31, 2021
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$840,279
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	359
Exhibit 5, Miscellaneous Reserves Section, Total (net)	11,779

Subtotal General Account	$852,424

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,899,004

Subtotal Separate Account	$7,899,004

Combined Total	$8,751,428

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

13.	SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable separate accounts include individual and group life and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for the life contracts” in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the variable deferred annuity Separate Account are carried at fair value. For some MVA contracts, the assets in the fixed deferred annuity Separate Account are carried on a General Account basis. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns separate account fees for providing administrative services and bearing the mortality and the other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statutory Statements of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Delaware Life Variable Life

•	Delaware Life Variable Annuity

•	Delaware Life Market Value Adjusted Annuity

The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” vs. “not legally insulated” is supported by Section 2932 of the Delaware Insurance Code.

The Company maintained Separate Account assets totaling $17,680.8 million and $22,677.9 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, the Company’s Separate Account Statements included legally insulated assets of $17,279.8 million and $22,242.3 million, respectively.

The assets legally insulated and non-legally insulated from the General Account as of December 31, 2022 and 2021 were attributable to the following products:

(In Thousands)	December 31, 2022
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$8,686,763	$—	$8,686,763
Variable Annuity	8,593,077	—	8,593,077
MVA Annuity	—	400,971	400,971

Total	$17,279,840	$400,971	$17,680,811

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$11,086,262	$—	$11,086,262
Variable Annuity	11,156,022	—	11,156,022
MVA Annuity	—	435,653	435,653

Total	$22,242,284	$435,653	$22,677,937

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statutory Statements of Operations for the General Account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with separate account guarantees, risk charges of $192.3 million, $203.6 million, and $173.4 million were received by the General Account from the Separate Accounts during the years ended December 31, 2022, 2021 and 2020, respectively.

For the years ended December 31, 2022, 2021 and 2020, the Company’s General Account paid $104.9 million, $117.9 million, and $57.1 million for Separate Account guarantees, respectively.

The Company does not engage in securities lending transactions within its Separate Account.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

An analysis of the separate account reserves as of December 31, 2022 is as follows:

	December 31, 2022
(In Thousands)	Nonindexed Guarantee Less than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$15,133	$367,516	$382,649
Reserves at December 31, 2022
For Accounts with Assets at:
Fair Value	141,814	16,148,853	16,290,667
Amortized Cost	189,858	—	189,858

Total Reserves	$331,672	$16,148,853	$16,480,525

By Withdrawal Characteristics:
With Market Value Adjustment	$331,672	$—	$331,672
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	373,163	373,163
At Fair Value	—	15,742,753	15,742,753

Subtotal	331,672	16,115,916	16,447,588
Not Subject to Discretionary Withdrawal	—	32,937	32,937

Total	$331,672	$16,148,853	$16,480,525

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

An analysis of the separate account reserves as of December 31, 2021 is as follows:

	December 31, 2021
(In Thousands)	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$11,426	$436,687	$448,113
Reserves at December 31, 2021
For Accounts with Assets at:
Fair Value	148,140	19,030,141	19,178,281
Amortized Cost	216,677	—	216,677

Total Reserves	$364,817	$19,030,141	$19,394,958

By Withdrawal Characteristics:
With Market Value Adjustment	$364,817	$—	$364,817
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	243,650	243,650
At Fair Value	—	18,743,289	18,743,289

Subtotal	364,817	18,986,939	19,351,756
Not Subject to Discretionary Withdrawal	—	43,202	43,202

Total	$364,817	$19,030,141	$19,394,958

Below is the reconciliation of “Net Transfers from Separate Accounts net of reinsurance” in the Statutory Statements of Operations of the Company:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Transfers to Separate Accounts	$382,649	$448,113	$179,352
Transfers from Separate Accounts	(1,216,506)	(1,679,798)	(1,309,707)

Net Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$(833,857)	$(1,231,685)	$(1,130,355)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

14.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and therefore, represents an exit price. Fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, certain level 3 derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value (“SSAP No. 100R”). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair hierarchy are as follows:

Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3: Fair value is based on valuations derived from techniques in which one or more significant inputs are unobservable (supported by little or no market activity). Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period. Pursuant to SSAP No. 100R, the Company is permitted to utilize net asset value (“NAV”) as a practical expedient to fair value for certain investments that qualify for such treatment. Investments reported at NAV are separately identified in the table below.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Valuation of Financial Instruments Held at Fair Value by Fair Value Hierarchy Levels

The following tables present the Company’s assets and liabilities measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2022 and 2021:

(In Thousands)	December 31, 2022
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at fair value:
Preferred Stock
Industrial and miscellaneous - unaffiliated	$—	$34,254	$—	$—	$34,254
Parent, Subsidiaries and Affiliates	—	243,199	—	—	243,199
Common Stock
Industrial and miscellaneous - unaffiliated	15,399	90,022	27,959	—	133,380
Bonds - Unaffiliated
Hybrid securities	—	2,519	—	—	2,519
Industrial and miscellaneous	—	223	2,999	—	3,222
Other Invested Assets
Industrial and miscellaneous - unaffiliated	—	62,971	2,071	—	65,042
Derivative assets
Interest rate contracts	592,295	2,045	—	—	594,340
Equity contracts	6,128	—	—	—	6,128
Foreign exchange contracts	—	—	52	—	52
Separate Accounts assets (a) (b)	10,455,406	4,913,419	270,387	114,778	15,753,990

Total assets at fair value/NAV	$11,069,228	$5,348,652	$303,468	$114,778	$16,836,126

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(336,952)	$(111,913)	$—	$—	$(448,865)
Equity contracts	(59)	—	—	—	(59)
Foreign exchange contracts	—	—	(3,205)	—	(3,205)

Total liabilities at fair value	$(337,011)	$(111,913)	$(3,205)	$—	$(452,129)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:
Preferred Stock
Industrial and miscellaneous - unaffiliated	$—	$—	$19,948	$—	$19,948
Parent, Subsidiaries and Affiliates	—	—	255,000	—	255,000
Common stock
Industrial and miscellaneous - unaffiliated	—	15,931	$82,215	—	98,146
Bonds - Unaffiliated
Asset-backed securities	—	11,539	825	—	12,364
Other Invested Assets	—	194,832	41,731	—	236,563
Derivative assets
Interest rate contracts	346,572	122,733	—	—	469,305
Equity contracts	2,606	—	—	—	2,606
Foreign exchange contracts	—	—	990	—	990
Separate Accounts assets (a)(b)	14,208,866	6,623,112	289,981	155,076	21,277,035

Total assets at fair value	$14,558,044	$6,968,147	$690,690	$155,076	$22,371,957

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(146,800)	$—	$—	$—	$(146,800)
Equity contracts	(792)	—	—	—	(792)
Foreign exchange contracts	—	—	(140)	—	(140)

Total liabilities at fair value	$(147,592)	$—	$(140)	$—	$(147,732)

(a)

Separate account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, bonds and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate account assets also exclude $1,660.2 million and $1,120.0 million of investment income and receivables due at December 31, 2022 and 2021, respectively. Separate account liabilities include derivative liabilities carried at fair value.

(b)

Includes assets with a fair value of $114.8 million and $155.1 million at December 31, 2022 and 2021 respectively, in hedge funds, private equities, and other alternative investments for which fair value is measured at NAV using the practical expedient. These investments are not quoted on a securities exchange or in the over the counter market. As of December 31, 2022 or 2021, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2022 and December 31, 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following tables are a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the years ended December 31, 2022 and 2021:

(In Thousands)
2022	Beginning Balance at 01/01/2022	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2022
Assets:
Preferred Stock
Industrial and Miscellaneous - unaffiliated	$19,948	$—	$—	$—	$52	$—	$—	$(20,000)	$—	$—
Parent, Subsidiaries and Affiliates	255,000	—	(255,000)	—	—	—	—	—	—	—
Common Stock - Unaffiliated	82,215	$1,365	(50,086)	824	1,686	210	—	(8,255)	—	27,959
Bonds
Industrial and miscellaneous - unaffiliated	825	7,438	—	(5,434)	170	—	—	—	—	2,999
Other Invested Assets	41,731	—	(30,399)	10	(3,680)	—	—	(5,591)	—	2,071
Derivative Assets	990	—	—	18,975	(938)	—	—	—	(18,975)	52
Separate Accounts Assets	289,981	6,014	(6,635)	(1,342)	(28,355)	80,732	—	(11,393)	(58,615)	270,387

Total Assets	$690,690	$14,817	$(342,120)	$13,033	$(31,065)	$80,942	$—	$(45,239)	$(77,590)	$303,468

Liabilities:
FX Contracts	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

Total Liabilities	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

2021	Beginning Balance at 01/01/2021	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021
Assets:
Preferred Stock
Industrial and Miscellaneous	$—	$—	$—	$—	$—	$19,948	$—	$—	$—	$19,948
Parent, Subsidiaries and Affiliates	—	255,000	—	—	—	—	—	—	—	255,000
Common Stock - Unaffiliated	192,106	20	(29,550)	(7,531)	29,194	27,626	—	(129,650)	—	82,215
Bonds - Unaffiliated										—
Asset-backed Securities	836	—	—	—	(11)	—	—	—	—	825
Other Invested Assets	—	—	—	(6,931)	5,651	44,684	—	(1,673)	—	41,731
Derivative Assets	7			9,968	983				(9,968)	990
Separate Accounts Assets	277,603	7,230	(27,468)	(374)	360	109,323	11	(16,753)	(59,951)	289,981

Total Assets	$470,552	$262,250	$(57,018)	$(4,868)	$36,177	$201,581	$11	$(148,076)	$(69,919)	$690,690

Liabilities:
FX Contracts	(3,455)	—	—	(9,284)	3,315	—	—	—	9,284	(140)

Total Liabilities	$(3,455)	$—	$—	$(9,284)	$3,315	$—	$—	$—	$9,284	$(140)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

At the beginning of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

Derivative values in the above tables are presented on a gross basis.

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring assets measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus categorized within Level 3 for the years ended December 31, 2022 or 2021:

(In Thousands)
2022	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Industrial & Misc.	External Model	Spreads	$2,999	17-24	19
Common Stocks	Trade Price	Pricing Valuation Multiple / Discount Rate	23,286	0-1000	335
	External Model	External Cashflows	4,672	0-2	1
Other Invested Assets	External Model	Spreads	2,071	0-1	—
Separate Accounts assets	Matrix Pricing	Spreads	2,059	86-90	13
	Market Pricing	Spreads	10,833	40-110	73
	Matrix Pricing	Spreads	250,975	0-100	91
	Market Pricing	Quoted Prices	760	17-90	2
	Market Pricing	Quoted Prices	5,760	91-100	93

Total Assets			$303,415

2021	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Asset-backed securities	Matrix Pricing	Spreads	$825	20	20
Common Stocks	Matrix Pricing	Spreads	82,215	1-1000	156
Preferred Stock	Matrix Pricing	Spreads	274,948	1-5000	364
Other Invested Assets	Matrix Pricing	Spreads	41,731	0-177	38
Separate Accounts assets	Matrix Pricing	Spreads	4,185	63-104	98
	Market Pricing	Quoted Prices	13,071	53-146	110
	Matrix Pricing	Spreads	272,342	1-100	99
	Market Pricing	Quoted Prices	383	99-100	50

Total Assets			$689,700

There were no significant changes made in valuation techniques during 2022 and 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The above unobservable input tables above do not include immaterial balances related to derivatives which totaled $0.1 million and $1.0 million as of December 31, 2022 and December 31, 2021, respectively.

Aggregate Fair Value of all Financial Instruments

For financial instruments, the carrying value and fair value or NAV, including level within the fair value hierarchy, at December 31, 2022 and 2021 were:

(In Thousands)	2022
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, Cash Equivalents and Short-term Investments	$3,141,676	$3,141,676	$784,641	$2,357,035	$—	$—	$—
Bonds	12,815,035	14,325,528	1,523	12,476,378	337,134	—	—
Preferred Stocks	1,072,730	1,121,391	—	1,072,730	—	—	—
Common Stocks	133,380	133,380	15,399	90,022	27,959	—	—
Mortgages Loans on Real Estate, Net of Allowance	1,297,783	1,387,817	—	1,297,783	—	—	—
Contract Loans	333,437	353,608	—	—	333,437	—	—
Derivatives – Options and Swaptions	1,165	1,165	—	1,165	—	—	—
Derivatives – Swaps and Forwards	605,124	601,601	604,193	880	51	—	—
Derivatives - Futures	6,281	6,281	6,281	—	—	—	—
Other Invested Assets (a)	723,497	748,755	—	667,975	55,522	—	—
Separate Account Assets	15,980,121	16,010,235	10,461,469	5,126,913	276,961	114,778	—

Total Assets	$36,110,229	$37,831,437	$11,873,506	$23,090,881	$1,031,064	$114,778	$—

Liabilities:
Contractholder Deposit Funds and Other Policyholder Liabilities	$(1,476,681)	$(1,562,961)	$—	$—	$(1,476,681)	$—	$—
Derivatives – Swaps and Forwards	(453,038)	(455,752)	(334,465)	(115,369)	(3,204)	—	—
Derivatives - Futures	(2,546)	(2,546)	(2,546)	—	—	—	—
Separate Account Liabilities	(315,784)	(315,784)	—	—	(315,784)	—	—

Total Liabilities:	$(2,248,049)	$(2,337,043)	$(337,011)	$(115,369)	$(1,795,669)	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	2021
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, Cash Equivalents and Short-term Investments	$2,399,198	$2,399,198	$643,687	$1,755,511	$—	$—	$—
Bonds	13,494,024	13,204,813	448,752	12,537,196	508,076	—	—
Preferred Stocks	1,241,235	1,227,981	—	966,287	274,948	—	—
Common Stocks	98,146	98,146	—	15,931	82,215	—	—
Mortgages Loans on Real Estate, Net of Allowance	956,118	960,456	—	—	956,118	—	—
Contract Loans	456,307	373,116	—	—	456,307	—	—
Derivatives – Options and Swaptions	123	123	—	123	—	—	—
Derivatives – Swaps and Forwards	451,889	476,700	328,290	122,609	990	—	—
Derivatives - Futures	4,958	4,958	4,958	—	—	—	—
Other Invested Assets (a)	877,207	871,005	—	259,624	617,583	—	—
Separate Account Assets	21,574,648	21,556,768	14,213,186	6,904,960	301,426	155,076	—

Total Assets	$41,553,853	$41,173,264	$15,638,873	$22,562,241	$3,197,663	$155,076	$—

Liabilities:
Contractholder Deposit Funds and Other Policyholder Liabilities	$(1,493,980)	$(1,363,403)	$—	$—	$(1,493,980)	$—	$—
Derivatives – Swaps and Forwards	(161,530)	(154,031)	(146,214)	(15,176)	(140)	—	—
Derivatives - Futures	(1,378)	(1,378)	(1,378)	—	—	—	—
Separate Account Liabilities	(307,052)	(307,052)	—	—	(307,052)	—	—

Total Liabilities:	$(1,963,940)	$(1,825,864)	$(147,592)	$(15,176)	$(1,801,172)	$—	$—

(a)

As of December 31, 2022 and 2021, there were $211.8 million and $201.3 million of unfunded commitments for limited partnership investments, respectively. The investments have liquidity restrictions consisting of either general partner approval or no ability for early redemption.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents, and short-term investments - The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include,

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Preferred and common stocks - The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values of options and futures are also based on dealer quotes and market prices.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets - Other invested assets include LIHTCs, surplus notes, collateral loans, and equipment lease trusts. The fair value of LIHTCs and equipment lease trusts approximate their carrying values. The fair values of surplus notes are obtained from third-party pricing services. Collateral loans are carried at amortized cost using pricing methods similar to private placements.

Separate Accounts - The estimated fair value of separate account assets and liabilities is determined using the same methodology described in Note 13. The difference between separate account assets and liabilities reflected in the chart above and the total recognized in the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus represents amounts that are attributable to non-financial instruments.

Contract holder deposit funds - The fair values of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

15.	FEDERAL INCOME TAXES

The application of SSAP No.101, Income Taxes, requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2022 and December 31, 2021.

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022 and included a new corporate alternative minimum tax (“CAMT”). The IRA and CAMT are effective for tax years beginning after 2022. The Company has not determined as of December 31, 2022 if it will be subject to the CAMT in 2023. The Company’s 2022 financial statements do not include the estimated impact of the CAMT because a reasonable estimate cannot be made.

The components of the Company’s DTAs and DTLs as of December 31, 2022 and December 31, 2021 were as follows:

(In Thousands)	December 31, 2022			December 31, 2021			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$114,648	$45,114	$159,762	$103,977	$28,211	$132,188	$10,671	$16,903	$27,574
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

Adjusted Gross Deferred Tax Assets	114,648	45,114	159,762	103,977	28,211	132,188	10,671	16,903	27,574
Deferred Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal Net Admitted Deferred Tax Assets	114,648	45,114	159,762	103,977	28,211	132,188	10,671	16,903	27,574
Deferred Tax Liabilities	62,801	57,012	119,813	101,718	18,937	120,655	(38,917)	38,075	(842)

Net Admitted Deferred Tax Assets / (Net Deferred Tax Liabilities)	$51,847	$(11,898)	$39,949	$2,259	$9,274	$11,533	$49,588	$(21,172)	$28,416

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

(In Thousands)	December 31, 2022			December 31, 2021			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$16,958	$16,958	$—	$7,089	$7,089	$—	$9,869	$9,869
(b) Adjusted Gross Deferred Tax Assets Expected to Be Realized (Excluding the amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation. (The Lesser of 2(b)1 and 2(b)2 Below)	49,635	12,862	62,497	45,806	21,122	66,928	3,829	(8,260)	(4,431)
1.Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	49,635	12,862	62,497	45,806	21,122	66,928	3,829	(8,260)	(4,431)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	XXX	XXX	323,831	XXX	XXX	299,164	XXX	XXX	24,667
(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	65,013	15,294	80,307	58,171	—	58,171	6,842	15,294	22,136
(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$114,648	$45,114	$159,762	$103,977	$28,211	$132,188	$10,671	$16,903	$27,574

	2022	2021
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	841%	808%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above (in thousands)	$2,158,872	$1,994,425

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

	December 31, 2022		December 31, 2021		Change
(In Thousands)
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax Planning Strategies
Admitted Deferred Tax Assets, by Tax Character as a Percentage
Adjusted Gross Deferred Tax Assets	$114,648	$45,114	$103,977	$28,211	$10,671	$16,903
Percentage of Adjusted Gross Deferred Tax Assets by Tax Character Attributable to the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
Net Admitted Adjusted Gross Deferred Tax Assets	$114,648	$45,114	$103,977	$28,211	$10,671	$16,903
Assets by Tax Character Because of the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

The Company had no temporary difference for which a DTL was not established.

The following tables provide the significant components of the Company’s income taxes incurred and the changes in DTAs and DTLs.

(In Thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Current Income Tax
Federal Tax (Benefit) Expense from Operations	$46,564	$(3,242)	$(11,980)
Federal Income Tax Expense on Net Capital Gains	3	9,400	186

Current Income Tax (Benefit) Expense	$46,567	$6,158	$(11,794)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The significant components of the Company’s DTAs and DTLs as of December 31, 2022 and 2021 were as follows:

(In Thousands)	December 31, 2022	December 31, 2021	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$69,139	$60,282	$8,857
Investments	2,392	2,389	3
Deferred Acquisition Costs	34,143	32,938	1,205
Fixed assets	1,087	1,585	(498)
Compensation and benefits accrual	2,134	1,071	1,063
Receivables - nonadmitted	3,663	3,535	128
Other	2,090	2,177	(87)

Total Ordinary Deferred Tax Assets	$114,648	$103,977	$10,671
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	$114,648	$103,977	$10,671
Capital
Investments	45,114	28,211	16,903

Subtotal	$45,114	$28,211	$16,903
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	$45,114	$28,211	$16,903

Admitted Deferred Tax Assets	$159,762	$132,188	$27,574

Deferred Tax Liabilities:
Ordinary
Investments	$39,400	$70,639	$(31,239)
Fixed Asset	771	—	771
Policyholder Reserves	22,628	31,077	(8,449)
Other	2	2	—

Subtotal	$62,801	$101,718	$(38,917)
Capital
Investments	57,012	18,937	38,075

Subtotal	$57,012	$18,937	$38,075

Deferred Tax Liabilities	$119,813	$120,655	$(842)
Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$39,949	$11,533	$28,416

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The change in net deferred income taxes was comprised of the following:

(In Thousands)
Description	December 31, 2022	December 31, 2021	Change
Total Deferred Tax Assets	$159,762	$132,188	$27,574
Total Deferred Tax Liabilities	119,814	120,655	(841)

Net Deferred Tax Assets / Deferred Tax Liabilities	$39,948	$11,533	$28,415
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	$39,948	$11,533	$28,415
Tax Effect of Unrealized (Gains)/Losses			(5,064)
Prior Period Adjustment			3,410

Change in Net Deferred Income Tax			$26,761

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2022, 2021 and 2020 were as follows:

(In Thousands)	December 31, 2022			December 31, 2021			December 31, 2020
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate
Net Income Before Taxes	$298,712	$62,730	21.0%	$226,978	$47,665	21.0%	$206,562	$43,378	21.0%
Investment Related	(778)	(163)	(0.1)%	(80,240)	(16,850)	(7.4)%	(59,749)	(12,547)	(6.0)%
Exhibit 5a adjustment	—	—	—%	(3,373)	(708)	(0.3)%	—	—	—%
Change in Non-admitted assets	2,647	556	0.2%	2,676	562	0.3%	(1,091)	(229)	(0.1)%
Tax Credit Adjustment	(10,943)	(2,298)	(0.8)%	(56,265)	(11,816)	(5.2)%	3,135	658	0.3%
Tax Differences in Wholly Owned Subsidiaries	(214,556)	(45,057)	(15.1)%	(3,866)	(812)	(0.4)%	56,915	11,952	5.8%
Other	19,229	4,038	1.4%	(11,327)	(2,379)	(1.1)%	44	9	—%

Total Statutory Income Taxes		$19,806	6.6%		$15,662	6.9%		$43,221	20.8%

Federal Income Taxes Incurred		$46,567	15.6%		$6,158	2.7%		$(11,794)	(5.7)%
Change in Net Deferred Income Taxes		(26,762)	(9.0)%		9,504	4.2%		55,015	26.5%

Total Statutory Income Taxes		$19,805	6.6%		$15,662	6.9%		$43,221	20.8%

At December 31, 2022, the Company had no net operating loss, capital loss, or foreign tax credit carryforwards.

As of December 31, 2022, the Company’s capital income tax expense in the preceding years that will be available for recoupment in the event of future losses is as follows:

(In Thousands)
Year	Capital
2022	$3
2021	$16,954
2020	$—

The Company has no deposits admitted under Section 6603 of the Internal Revenue code.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Tax years prior to 2019 are closed for audit or examination under the applicable statute of limitations. The Company is not currently under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax benefits (“UTBs”) as of December 31, 2022 and 2021.

As of December 31, 2022, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date.

The Company recognizes interest accrued related to UTBs in income tax expense. The Company had no accrued interest balance as of December 31, 2022 and 2021. The Company recognized no gross interest benefit related to UTBs during the years ended December 31, 2022, 2021 and 2020. The Company has not accrued any penalties related to UTBs.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2022. The following companies are included in the consolidated return filing:

•	Group 1001, Inc.

•	Group 1001 Insurance Holdings, LLC

•	Group 1001 Services, Inc.

•	Delaware Life (Bermuda) Holdings, Inc.

•	Delaware Life Insurance Company

•	Delaware Life Insurance Company of New York

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc.

•	Clear Spring Health (SC), Inc.

•	Clear Spring Health Community Care, Inc.

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Clear Spring Health Holdings, LLC

•	Clear Spring Health Management Services, LLC

•	Lackawanna Casualty Company

•	Lackawanna American Insurance Company

•	Lackawanna National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring PC Holdings, LLC

•	Clear Spring Property and Casualty Company

A written tax allocation agreement has been approved by the state of domicile of each participating insurance company. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the Company.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

16.	CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock are issued and outstanding. The Company is not authorized to issue preferred stock.

The Company is subject to certain statutory and regulatory restrictions imposed by the State of Delaware on insurance companies which limits the amount of cash dividends that may be paid to the stockholders. Under Delaware law, cash dividends may be paid only from earned surplus. Additionally, the maximum aggregate amount of ordinary dividends that the Company may declare or pay during any twelve-month period is the greater of: (1) 10% of its statutory surplus, or (2) net gains from operations before net realized capital gains (losses) provided that unassigned surplus is positive and sufficient to cover the payment, each as reported in the prior year’s Annual Statement, unless written approval is obtained from the Department granting a greater amount (i.e., an extraordinary dividend). In addition, no dividend may be paid in excess of unassigned funds. At December 31, 2022, the Company reported surplus as regards policyholders of $2,238.2 million, net gains from operations (before realized capital gains) of $245.1 million, and unassigned surplus of $372.1 million. As of December 31, 2022, the Company may declare an ordinary dividend to shareholders without prior approval from the Department in the maximum amount of $245.1 million.

The Company paid an ordinary dividend of $100.0 million to DLSH in April 2022 and received a capital contribution from DLSH of $50.0 million in December 2022. The Company paid ordinary dividends of $200.0 million and $65.0 million to DLH in April 2021 and April 2020, respectively. DLH paid $100.0 million to the Company in February 2020 in the form of a capital contribution that the Company accrued in December 2019 in accordance with SSAP No. 72. DLH also contributed $479.2 million and $7.5 million of cash capital to the Company in 2021 and 2020, respectively.

Surplus Notes

As of December 31, 2022 and 2021, the Company had $390.2 million of surplus notes outstanding. During 2013, the Company entered into an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), pursuant to which the surplus notes were taken into custody by DBTCA on behalf of the holders of the surplus notes (the “Noteholders”). DBTCA collects all surplus note payments and distributes such funds to the Noteholders. As of December 31, 2022, the Noteholders were:

•	The Lange Dispositive Trust (the “Lange Trust”) (Item #1000)

•	Midland National Life Insurance Company (“Midland National”) (Item #3000)

•	North American Company for Life and Health Insurance (“North American”) (Item #3000)

•	Security Benefit Life Insurance Company (“Security Benefit”) (Items #1001, 1002, 1003, 2000)

•	Group 1001 Finance (Items #2000, 4000)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The details of outstanding surplus notes were as follows as of and for the years ended December 31, 2022 and 2021:

2022 (In Thousands)
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$134,699	$229,287	$13,225	$531,514	11/06/27
1001	12/15/22	7.750%	85,500	85,500	—	—	—	—	11/06/52
1002	12/15/22	7.750%	24,587	24,587	—	—	—	—	11/06/52
1003	12/15/22	7.750%	24,612	24,612	—	—	—	—	11/06/52
2000	12/15/95	7.750%	150,000	77,301	—	72,699	4,809	250,795	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	300,076	12/15/52
4000	12/15/95	7.750%	7,500	7,500	—	—	467	12,245	12/15/52

Total	XXX	XXX	$692,199	$390,213	$134,699	$301,986	$29,940	$1,094,630	XXX

2021 (In Thousands)
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$155,412	$94,588	$94,588	$21,563	$519,537	11/06/27
2000	12/15/95	6.150%	150,000	77,301	72,699	72,699	9,225	246,185	12/15/27
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	288,637	12/15/32
4000	12/15/95	6.150%	7,500	7,500	—	—	461	11,778	12/15/27

Total	XXX	XXX	$557,500	$390,213	$167,287	$167,287	$42,688	$1,066,137	XXX

The proceeds from the issuance of the surplus notes were not used to purchase an asset directly or indirectly from the Noteholders. The surplus notes were not issued as part of a transaction whereby the principal or interest payments are contractually linked to other assets or agreements. There were no surplus note interest or principal payments subject to administrative offsetting provisions.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants and beneficiaries, as well as all other classes of creditors other than the Noteholders. After payment in full of certain obligations set forth in Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Department.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

During 2021, interests in the surplus note in the original amount of $250.0 million, listed as item 1000 in the above tables, were held by the Lange Trust, Security Benefit, and an affiliate of the Company. On December 31, 2021, DLH became the owner of $94.6 million of interests in this note and released the Company from all liabilities and obligations including principal and any accrued interest since the last payment date. The forgiveness of these obligations was recorded by DLH and the Company as a capital contribution to the Company. During 2022, $134.7 million of interests in this note held by Security Benefit were canceled in exchange for three new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of November 6, 2052 (items 1001, 1002 and 1003 in the above tables). The remaining interest in the amount of $20.7 million in item 1000 is held solely by the Lange Trust with an interest rate of 8.625% and a maturity date of November 6, 2027.

During 2021, interests in the surplus note in the original amount of $150.0 million, listed as item 2000 in the above tables, were held by Security Benefit and an affiliate of the Company. On December 31, 2021, DLH became the owner of $72.7 million of interests in this note and released the Company from all liabilities and obligations including principal and any accrued interest since the last payment date. The forgiveness of these obligations was recorded by DLH and the Company as a capital contribution to the Company. During 2022, the interest rate was changed to 7.75% and the maturity date was extended to December 15, 2052. Effective December 15, 2022, Group 1001 Finance purchased a portion of the surplus note held by Security Benefit (portion of item 2000 in the above tables). As of December 31, 2022, $55.0 million of the remaining interest in item 2000 is held by Security Benefit, and $22.3 million of the remaining interest in item 2000 is held by Group 1001 Finance.

Interests in the surplus note in the amount of $150.0 million, listed as item 3000 in the above tables, are held by Midland National and North American, which are both considered related parties of the Company. Midland National and North American hold interests in the amounts of $100.0 million and $50.0 million, respectively. During 2022, the maturity date of this note was extended to December 15, 2052.

The surplus note in the amount of $7.5 million, listed as item 4000 in the above tables, was held by Security Benefit until December 15, 2022. Effective on this date, Group 1001 Finance, a related party of the Company, purchased the full amount of this surplus note from Security Benefit. During 2022, the interest rate was changed to 7.75% and the maturity date of this note was extended to December 15, 2052.

The Company incurred $29.9 million, $42.7 million, and $43.3 million of interest on the surplus notes for the years ended December 31, 2022, 2021, and 2020, respectively. Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Insurance Commissioner and only to the extent the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note interest and principal payments and the related interest accrual in the amount of $2.7 million and $2.8 million at December 31, 2022 and 2021.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than surplus note holders.

After payment in full of certain obligations set forth in 18 Del. Code Ann. tit. 59, § 5918, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full of all principal and interest amounts owing. The Company has no preferred stockholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Risk-Based Capital

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2022 and 2021.

17.	COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

Effective January 1, 2021, the Company began leasing office space in Zionsville, Indiana with an expiration date of December 31, 2035 and an option to renew the lease agreement for up to a five-year period. Rental expense under this lease for 2022 and 2021 was $1.6 million each year.

The Company leases space for its Waltham, Massachusetts office that was due to expire on April 30, 2023, but was amended during 2022 to extend the termination date to the earlier of occupancy of a new office space or 60 days subsequent to the commencement date of the new lease for that space. Rental expenses during 2022, 2021, and 2020 were $2.4 million, $2.1 million, and $2.3 million, respectively, under this lease and were partially reimbursed by an affiliate.

At December 31, 2022, the minimum aggregate lease commitments, for the next five years and thereafter, are as follows:

(In Thousands) Year Ending December 31,	Operating Leases
2023	$3,526
2024	2,164
2025	1,863
2026	1,747
2027	1,781
Thereafter	15,484

Total	$26,565

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $211.8 million and $201.3 million and commitments for funding future fixed income and preferred stock investments of $1,011.6 million and $1,332.2 million as of December 31, 2022, and 2021, respectively. The Company also had $159 million and $97.0 million of outstanding mortgage loan commitments on real estate as of December 31, 2022 and December 31, 2021, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Guaranty Fund Assessments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $3.0 million for guaranty fund assessments as of December 31, 2022 and 2021, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2022 and 2021, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation and Other Matters

The Company is involved in various lawsuits in the normal course of business. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Pledged or Restricted Assets

The following assets were restricted (including pledged assets) at December 31, 2022 and 2021:

(In Thousands)	Gross (Admitted & Nonadmitted) Restricted								Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2022 Total	2021 Total	Increase/ (Decrease)	Total 2022 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to Repurchase Agreements	$778,740	$—	$—	$—	$778,740	$587,986	$190,754	$778,740	1.89%	1.89%
Subject to Reverse Repurchase Agreements	1,048,957	—	—	—	1,048,957	945,052	103,905	1,048,957	2.55%	2.55%
FHLB Capital Stock	50,086	—	—	—	50,086	50,086	—	50,086	0.12%	0.12%
On Deposit with States	4,145	—	—	—	4,145	5,189	(1,044)	4,145	0.01%	0.01%
Pledged as Collateral to FHLB (Including Securities and Commercial Mortgage Loans)	1,496,904	—	—	—	1,496,904	1,240,909	255,995	1,496,904	3.63%	3.64%
Pledged as collateral not captured in other categories	353,878	—	—	—	353,878	183,327	170,551	353,878	0.86%	0.86%
Other Restricted Assets	11,501	—	—	—	11,501	4,130	7,371	11,501	0.03%	0.03%

Total Restricted Assets	$3,744,211	$—	$—	$—	$3,744,211	$3,016,679	$727,532	$3,744,211	9.09%	9.09%

The following were assets pledged as collateral not captured in other categories, including assets backing funding agreements (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2022 and 2021:

(In Thousands)	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2022 Total	2021 Total	Increase/ (Decrease)	Total 2022 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Bond collateral to Société Générale	$176,875	$—	$—	$—	176,875	$158,979	$17,896	$176,875	0.43%	0.43%
Derivative collateral	145,140	—	—	—	145,140	24,348	120,792	145,140	0.35%	0.35%
Repo Collateral	31,863	—	—	—	31,863	—	31,863	31,863	0.08%	0.08%

Total	$353,878	$—	$—	$—	$353,878	$183,327	$170,551	$353,878	0.86%	0.86%

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2022 and 2021:

(In Thousands)	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2022 Total	2021 Total	Increase/ (Decrease)	Total 2022 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Cash - Tax Escrow	$2,361	—	—	—	$2,361	2,332	$29	$2,361	0.01%	0.01%
Mortgage Escrow	9,140	—	—	—	9,140	1,798	7,342	9,140	0.02%	0.02%

Total	$11,501	$—	$—	$—	$11,501	$4,130	$7,371	$11,501	0.03%	0.03%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

18.	FEDERAL HOME LOAN BANK

The Company is a member of the FHLB. Through its membership, the Company utilizes funding agreements issued to the FHLB consistent with its other investment spread operations and considers these funds policyholder liabilities. From time to time, the Company also uses FHLB funds for operations; any funds obtained from the FHLB for use in the Company’s general operations are accounted for as borrowed money. The Company has determined its estimated maximum borrowing capacity with the FHLB as $1.2 billion as of December 31, 2022. The Company calculated this amount in accordance with its current collateral pledged to the FHLB.

The FHLB issued a LOC to the Company on behalf of an unrelated party effective July 1, 2021 with a maximum credit amount of $1.0 million and an expiration date of December 31, 2021. A new LOC was issued to the Company on behalf of the same unrelated party effective December 1, 2021 with a maximum credit amount of $1.0 million and expiration date of June 30, 2022. No amounts were drawn on either LOC during 2022 or 2021. Collateral related to the LOC is included in the disclosures below.

FHLB Capital Stock

Aggregate Totals (In Thousands):

As of December 31, 2022	Total	General Account	Separate Accounts
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	5,000	5,000	—
Activity Stock	45,085	45,085	—
Excess Stock	1	1	—

Aggregate Total	$50,086	$50,086	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,158,585	XXX	XXX

As of December 31, 2021
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	5,000	5,000	—
Activity Stock	45,086	45,086	—
Excess Stock	—	—	—

Aggregate Total	$50,086	$50,086	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,119,580	XXX	XXX

Membership Stock (Class A and B) Eligible for Redemption (In Thousands) as of December 31, 2022 and 2021 :

Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	$5,000	$5,000	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date (In Thousands):

	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$1,354,091	$1,496,904	$1,113,000
Current Year Separate Accounts Total Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Total Collateral pledged	$1,354,091	$1,496,904	$1,113,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,288,680	$1,251,918	$1,113,000

Maximum Amount Pledged During Reporting Period (In Thousands):

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
Current Year General Account Maximum Collateral Pledged	$1,354,091	$1,496,904	$1,113,000
Current Year Separate Accounts Maximum Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$1,354,091	$1,496,904	$1,113,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,288,680	$1,251,918	$1,113,000

Borrowing from FHLB

Amount as of Reporting Date (In Thousands):

As of December 31, 2022	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$—	$—	$—	XXX
Funding Agreements	1,113,000	1,113,000	—	1,046,812
Other	—	—	—	XXX

Aggregate Total	$1,113,000	$1,113,000	$—	$1,046,812

As of December 31, 2021
Debt	$—	$—	$—	XXX
Funding Agreements	1,113,000	1,113,000	—	1,024,308
Other	—	—	—	XXX

Aggregate Total	$1,113,000	$1,113,000	$—	$1,024,308

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Maximum Amount during 2022 and 2021 (In Thousands):

	Total	General Account	Separate Accounts
Debt	$—	$—	$—
Funding Agreements	1,113,000	1,113,000	—
Other	—	—	—

Aggregate Total	$1,113,000	$1,113,000	$—

FHLB - Prepayment Obligations

Does the Company have prepayment Obligations under the following arrangements? (YES/NO)
Debt	YES
Funding Agreements	YES
Other	NO

19.	SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred from January 1, 2023 to April 26, 2023, the date these financial statements were available to be issued. There have been no Type I events or transactions that occurred subsequent to December 31, 2022 having a material effect on the financial statements.

Information Security Incident

Beginning on February 9, 2023, the Company was alerted to the existence of sophisticated ransomware on its information technology infrastructure. The Company immediately launched an investigation to determine the full scope of this information security incident, and a team of third-party forensic experts was engaged to assist in the investigation, which is ongoing. The Company may be subject to subsequent investigations, fines, and/or penalties, as well as other legal claims and actions related to this incident. While the likelihood of one or more of these outcomes is reasonably possible, the amount of such fines, penalties, or other costs, if any, cannot be reasonably estimated at this time. Based on the information currently known, the Company does not believe that this incident will have a material impact on its business, results of operations, or financial condition. The Company continues to investigate and assess the incident, including costs, expenses, and insurance coverage.